UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-3447

                              SEI TAX EXEMPT TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                    DATE OF FISCAL YEAR END: AUGUST 31, 2005

                    DATE OF REPORTING PERIOD: AUGUST 31, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.


[SEI INVESTMENTS LOGO OMITTED]


                                             Annual Report as of August 31, 2005


                                                            SEI Tax Exempt Trust


                                                                   Tax Free Fund

                                                     Institutional Tax Free Fund

                                        Massachusetts Tax Free Money Market Fund

                                                      Pennsylvania Tax Free Fund

                                                Intermediate-Term Municipal Fund

                                                   Short Duration Municipal Fund

                                                Pennsylvania Municipal Bond Fund

                                               Massachusetts Municipal Bond Fund

                                                  New Jersey Municipal Bond Fund

                                                    New York Municipal Bond Fund

                                                  California Municipal Bond Fund

TABLE OF CONTENTS




----------------------------------------------------------------
Letter to Shareholders                                       1
----------------------------------------------------------------
Management's Discussion and Analysis of Fund Performance     2
----------------------------------------------------------------
Report of Independent Registered Public Accounting Firm      9
----------------------------------------------------------------
Statements of Net Assets                                    10
----------------------------------------------------------------
Statements of Operations                                    82
----------------------------------------------------------------
Statements of Changes in Net Assets                         84
----------------------------------------------------------------
Financial Highlights                                        88
----------------------------------------------------------------
Notes to Financial Statements                               91
----------------------------------------------------------------
Trustees and Officers of the Trust                          99
----------------------------------------------------------------
Disclosure of Fund Expenses                                102
----------------------------------------------------------------
Board of Trustees Considerations in Approving the
Continuation of Advisory and Sub-Advisory Agreements       104
----------------------------------------------------------------
Notice to Shareholders                                     106
----------------------------------------------------------------
Shareholder Voting Results                                 107
----------------------------------------------------------------


The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q will be available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Since the Funds in SEI Tax Exempt Trust typically hold only fixed income securities, they generally are not expected to hold securities for which they may be required to vote proxies. Regardless, in light of the possibility that a Fund could hold a security for which a proxy is voted, the Trust has adopted proxy voting policies. A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-800-342-5734; and (ii) on the Commission's website at http://www.sec.gov.

SEI TAX EXEMPT TRUST -- AUGUST 31, 2005


Letter to Shareholders

TO OUR SHAREHOLDERS:

Domestic financial markets enjoyed generally positive returns for the fiscal year that ended August 31, 2005. Markets moved higher early in the year as economic growth expanded, corporate profits rose sharply and investor sentiment remained upbeat. As the year progressed, mounting concerns over incipient inflation and a growing trade deficit made investors less euphoric, causing markets to trade a narrow range for the remainder of the fiscal year. While oil and energy prices recorded several new highs during the year, it did not dampen the enthusiasm of the U.S. consumer, who tapped their equity in the housing market to continue spending at a robust pace.

In order to keep economic growth at a non-inflationary pace, the Fed raised short-term rates eight times in 0.25% increments during the fiscal year. Despite the rise in short-term yields, long-term yields declined, confounding the market. While the Fed has pursued a tighter monetary policy, it still views monetary policy as accommodative. As a result, the market expects the Fed to raise short-term rates until a more neutral level of monetary policy is established. With oil at historically high prices, the market is focused on incipient inflation, which is likely to put gradual upward pressure on interest rates over the next 12 months.

On behalf of SEI Investments, I want to thank you for your confidence in the SEI Tax Exempt Trust. My colleagues and I continue to work diligently to maintain that trust, and we look forward to serving your investment needs in the future.


Sincerely,

/s/ Edward D. Loughlin

Edward D. Loughlin
President


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                         1

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI TAX EXEMPT TRUST -- AUGUST 31, 2005


Intermediate-Term Municipal Fund


General Market Overview

In a year punctuated by the Federal Open Market Committee ("FOMC") raising the Federal funds rate eight times in 0.25% increments, municipals managed to post positive returns for the fiscal year. The FOMC raised rates to keep economic growth at a non-inflationary pace. While inflation rates rose over the year, they remained in-line with expectations. As a result of the FOMC tightening, short-term municipal yields rose, while long-term yields declined, confounding the market. The municipal yield curve flattened, narrowing the differential between short-term and long-term yields. Municipal yields traded within a tight range, but remained near historical lows, which induced investors to invest in the highest yielding sectors. Revenue bonds posted the highest returns for the year, led by municipal bonds backed by tobacco companies pursuant to the Master Settlement Agreement between the states and the tobacco companies. These bonds outpaced the market due to an improved litigation environment. Higher yielding hospital bonds performed strongly, while the more defensive sectors such as housing and pre-refunded bonds lagged. With solid consistent economic growth, state tax receipts grew at a robust pace, benefiting the financial standing of numerous tax-backed issuers. Notable rating upgrades during the year, due to improving finances, were the states of California, Massachusetts, New Jersey, and New York. Issuance was robust with low yields prompting many issuers to refinance outstanding higher yielding bonds. Demand was sporadic at the beginning of the fiscal year, but ended stronger as investors realized yields might not rise substantially from current levels. On an after-tax basis, municipals remained attractive relative to other fixed income investments.

Fund Performance Overview

For the fiscal year ended August 31, 2005 the SEI Tax Exempt Trust Intermediate-Term Municipal Fund (the "Fund"), Class A posted a return of 2.39% versus a 2.66% for the Lehman Brothers 3-10 Year Blended Municipal Bond Index (the "Benchmark"). With intermediate and long-term yields declining, the Fund's modestly short duration posture subtracted from returns. An overweight to bonds issued in Texas also subtracted from returns as Texas lagged due to increased issuance. The Fund's more defensive posture, reflected in its overweight to housing bonds, did not benefit returns during the market rally. An overweight to bonds backed by tobacco payments to the Master Settlement Agreement, which outpaced the returns of the overall market, enhanced Fund returns. An overweight to the outperforming hospital sector and an underweight to the underperforming pre-refunded sector added to returns. With the long-end of the municipal yield curve producing the highest returns, the Fund's overweight to this segment of the yield curve enhanced returns. Security selection in the tax-backed sector was also positive, as the Fund was overweight to the outperforming California tax-backed sector.


Intermediate-Term Municipal Fund:

AVERAGE ANNUAL TOTAL RETURN 1,2
--------------------------------------------------------------------------------
                                 Annualized  Annualized  Annualized  Annualized
                       One Year      3-Year      5-Year     10-Year   Inception
                         Return      Return      Return      Return     to Date
--------------------------------------------------------------------------------
Intermediate-Term
Municipal Fund,
Class A                   2.39%       3.33%       4.92%       4.97%       5.56%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the Intermediate-Term Municipal Fund, Class A, versus the Lehman Brothers 3-10 Year Blended Municipal Bond Index 3

[Line Graph Omitted]
[Plot Points Follow]

                   Intermediate              Lehman Brothers
                  Term Municipal               3-10 Year
                   Fund, Class A            Blended Municipal
                                                Bond Index
8/31/95               10,000                     10,000
8/96                  10,376                     10,406
8/97                  11,199                     11,200
8/98                  12,005                     12,007
8/99                  12,086                     12,226
8/00                  12,777                     12,958
8/01                  13,881                     14,138
8/02                  14,728                     15,061
8/03                  15,068                     15,540
8/04                  15,871                     16,418
8/05                  16,250                     16,854

1 For the periods ended August 31, 2005. Past performance is no indication of future performance. Shares of the Fund were offered beginning September 5, 1989.

2 Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3 The Lehman Brothers 3-10 Year Blended Municipal Bond Index is a rules-based, market-value-weighted index engineered for the intermediate-term tax exempt investor. The Index is derived from a combination of the Lehman Brothers 3, 5, 7 and 10 year municipal Indices. These Indices have four main sectors; general obligation, revenue, insured and pre-refunded bonds.


--------------------------------------------------------------------------------
2                         SEI Tax Exempt Trust / Annual Report / August 31, 2005

Short Duration Municipal Fund


General Market Overview

In a year punctuated by the Federal Open Market Committee ("FOMC") raising the Federal funds rate eight times in 0.25% increments, municipals managed to post positive returns for the fiscal year. The FOMC raised rates to keep economic growth at a non-inflationary pace. While inflation rates rose over the year, they remained in-line with expectations. As a result of the FOMC tightening, short-term municipal yields rose, while long-term yields declined, confounding the market. The municipal yield curve flattened, narrowing the differential between short-term and long-term yields. Municipal yields traded within a tight range, but remained near historical lows, which induced investors to invest in the highest yielding sectors. Revenue bonds posted the highest returns for the year, led by municipal bonds backed by tobacco companies pursuant to the Master Settlement Agreement between the states and the tobacco companies. These bonds outpaced the market due to an improved litigation environment. Higher yielding hospital bonds performed strongly, while the more defensive sectors such as housing and pre-refunded bonds lagged. With solid consistent economic growth, state tax receipts grew at a robust pace, benefiting the financial standing of numerous tax-backed issuers. Notable rating upgrades during the year, due to improving finances, were the states of California, Massachusetts, New Jersey, and New York. Issuance was robust with low yields prompting many issuers to refinance outstanding higher yielding bonds. Demand was sporadic at the beginning of the fiscal year, but ended stronger as investors realized yields might not rise substantially from current levels. On an after-tax basis, municipals remained attractive relative to other fixed income investments.

Fund Performance Overview

For the fiscal year ended August 31, 2005, the SEI Tax-Exempt Trust Short Duration Municipal Fund (the "Fund"), Class A posted a total return of 0.83% versus 0.90% for the Lehman Brothers 1-Year Municipal Bond Index (the "Benchmark"). Detracting from returns over the period was the Fund's overweight to the underperforming 2-3 year segment of the municipal yield curve. A slightly shorter duration posture enhanced returns with short-term municipal yields rising. Security selection within the revenue sector benefited relative performance.


Short Duration Municipal Fund:

AVERAGE ANNUAL TOTAL RETURN 1,2
--------------------------------------------------------------------------------
                                                                     Annualized
                                                          One Year    Inception
                                                            Return      to Date
--------------------------------------------------------------------------------
Short Duration Municipal Fund, Class A                       0.83%        0.99%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the Short Duration Municipal Fund, Class A, versus the Lehman Brothers 1-Year Municipal Bond
Index 3

[Line Graph Omitted]
[Plot Points Follow]

                  Short Duration              Lehman Brothers
                  Municipal Fund,            1-Year Municipal
                     Class A                   Bond Index

11/30/03              10,000                     10,000
8/04                  10,092                     10,119
8/05                  10,176                     10,210

1 For the period ended August 31, 2005. Past performance is no indication of future performance. Shares of the Fund were offered beginning November 13, 2003.

2 Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3 The Lehman Brothers 1-Year Municipal Bond Index is a rules-based, market-value-weighted index engineered for the short-term tax exempt bond market. The index has four main sectors; general obligation, revenue, insured and pre-refunded bonds.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                         3

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI TAX EXEMPT TRUST -- AUGUST 31, 2005


Pennsylvania Municipal Bond Fund


General Market Overview

In a year punctuated by the Federal Open Market Committee ("FOMC") raising the Federal funds rate eight times in 0.25% increments, municipals managed to post positive returns for the fiscal year. The FOMC raised rates to keep economic growth at a non-inflationary pace. While inflation rates rose over the year, they remained in-line with expectations. As a result of the FOMC tightening, short-term municipal yields rose, while long-term yields declined, confounding the market. The municipal yield curve flattened, narrowing the differential between short-term and long-term yields. Municipal yields traded within a tight range, but remained near historical lows, which induced investors to invest in the highest yielding sectors. Revenue bonds posted the highest returns for the year, led by municipal bonds backed by tobacco companies pursuant to the Master Settlement Agreement between the states and the tobacco companies. These bonds outpaced the market due to an improved litigation environment. Higher yielding hospital bonds performed strongly, while the more defensive sectors such as housing and pre-refunded bonds lagged. With solid consistent economic growth, state tax receipts grew at a robust pace, benefiting the financial standing of numerous tax-backed issuers. Notable rating upgrades during the year, due to improving finances, were the states of California, Massachusetts, New Jersey, and New York. Issuance was robust with low yields prompting many issuers to refinance outstanding higher yielding bonds. Demand was sporadic at the beginning of the fiscal year, but ended stronger as investors realized yields might not rise substantially from current levels. On an after-tax basis, municipals remained attractive relative to other fixed income investments.

Fund Performance Overview

For the fiscal year ended August 31, 2005, the SEI Tax-Exempt Trust Pennsylvania Municipal Bond Fund (the "Fund"), Class A posted a total return of 2.88% versus 3.02% for the Lehman Brothers MF Pennsylvania Intermediate Municipal Index (the "Benchmark"). With the sharp rally in the municipal market during the fiscal year, the Fund's more defensive posture was the primary driver of underperformance. A shorter duration posture detracted from returns with yields declining during the period. An overweight to higher coupon, more defensive bonds subtracted from performance in the housing sector. Enhancing returns was the Fund's allocation and security selection in the hospital sector. Hospital bonds outperformed, as investors had a preference for the highest yielding securities in a low rate environment. The Fund also benefited from security selection within the AA rated segment of the market.


Pennsylvania Municipal Bond Fund:

AVERAGE ANNUAL TOTAL RETURN 1,2
--------------------------------------------------------------------------------
                                  Annualized  Annualized  Annualized  Annualized
                        One Year      3-Year      5-Year     10-Year   Inception
                          Return      Return      Return      Return     to Date
--------------------------------------------------------------------------------
Pennsylvania Municipal
Bond Fund, Class A         2.88%       3.82%       5.27%         N/A       4.70%
--------------------------------------------------------------------------------
Pennsylvania Municipal
Bond Fund, Class B         3.00%       3.95%       5.42%       5.27%       5.81%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the Pennsylvania Municipal Bond Fund, Class A and Class B, versus the Lehman Brothers MF Pennsylvania Intermediate Municipal Index 3

[Line Graph Omitted]
[Plot Points Follow]

                                            Lehman Brothers
                   Pennsylvania             MF Pennsylvania
                  Municipal Bond              Intermediate
                   Fund, Class A            Municipal Index

8/98                  10,000                    10,000
8/99                  10,065                    10,143
8/00                  10,645                    10,751
8/01                  11,534                    11,739
8/02                  12,297                    12,572
8/03                  12,725                    13,004
8/04                  13,377                    13,789
8/05                  13,762                    14,205

[Line Graph Omitted]
[Plot Points Follow]

                                            Lehman Brothers
                   Pennsylvania             MF Pennsylvania
                  Municipal Bond             Intermediate
                   Fund, Class B            Municipal Index

8/31/95               10,000                    10,000
8/96                  10,396                    10,377
8/97                  11,236                    11,172
8/98                  12,049                    12,044
8/99                  12,131                    12,217
8/00                  12,833                    12,949
8/01                  13,934                    14,139
8/02                  14,874                    15,143
8/03                  15,410                    15,662
8/04                  16,219                    16,608
8/05                  16,705                    17,110

1 For the periods ended August 31, 2005. Past performance is no indication of future performance. Class A and Class B shares were offered beginning August 25, 1998 and August 14, 1989, respectively.

2 Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3 The Lehman Brothers MF Pennsylvania Intermediate Municipal Index is a subset of the Lehman Brothers Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of Pennsylvania and their agencies, with maturities between 5 and 10 years.


--------------------------------------------------------------------------------
4                         SEI Tax Exempt Trust / Annual Report / August 31, 2005

Massachusetts Municipal Bond Fund


General Market Overview

In a year punctuated by the Federal Open Market Committee ("FOMC") raising the Federal funds rate eight times in 0.25% increments, municipals managed to post positive returns for the fiscal year. The FOMC raised rates to keep economic growth at a non-inflationary pace. While inflation rates rose over the year, they remained in-line with expectations. As a result of the FOMC tightening, short-term municipal yields rose, while long-term yields declined, confounding the market. The municipal yield curve flattened, narrowing the differential between short-term and long-term yields. Municipal yields traded within a tight range, but remained near historical lows, which induced investors to invest in the highest yielding sectors. Revenue bonds posted the highest returns for the year, led by municipal bonds backed by tobacco companies pursuant to the Master Settlement Agreement between the states and the tobacco companies. These bonds outpaced the market due to an improved litigation environment. Higher yielding hospital bonds performed strongly, while the more defensive sectors such as housing and pre-refunded bonds lagged. With solid consistent economic growth, state tax receipts grew at a robust pace, benefiting the financial standing of numerous tax-backed issuers. Notable rating upgrades during the year, due to improving finances, were the states of California, Massachusetts, New Jersey, and New York. Issuance was robust with low yields prompting many issuers to refinance outstanding higher yielding bonds. Demand was sporadic at the beginning of the fiscal year, but ended stronger as investors realized yields might not rise substantially from current levels. On an after-tax basis, municipals remained attractive relative to other fixed income investments.

Fund Performance Overview

For the fiscal year ended August 31, 2005, the SEI Tax-Exempt Trust Massachusetts Municipal Bond Fund (the "Fund"), Class A posted a total return of 2.69% versus 2.89% for the Lehman Brothers MF Massachusetts Intermediate Municipal Index (the "Benchmark"). A slightly shorter duration posture detracted from returns with intermediate and long-term municipal yields declining. While the Commonwealth of Massachusetts's improved financial condition garnered an upgrade to its bond rating, its bonds lagged amid increased supply concerns. The Fund's underweight to the Commonwealth's bonds enhanced relative performance. An overweight to revenue bonds and security selection within the sector contributed positively to returns. The Fund's overweight and security selection in hospital bonds aided returns, as investors looked for the additional yield provided by these securities. Yield curve positioning was positive, with the Fund's overweight to the long-end of the outperforming municipal yield curve.


Massachusetts Municipal Bond Fund:

AVERAGE ANNUAL TOTAL RETURN 1,2
--------------------------------------------------------------------------------
                                              Annualized  Annualized  Annualized
                                    One Year      3-Year      5-Year   Inception
                                      Return      Return      Return     to Date
--------------------------------------------------------------------------------
Massachusetts Municipal
Bond Fund, Class A                     2.69%       3.67%       5.27%       4.63%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the Massachusetts Municipal Bond Fund, Class A, versus the Lehman Brothers MF Massachusetts Intermediate Municipal Index 3

[Line Graph Omitted]
[Plot Points Follow]
                                             Lehman Brothers
                   Massachusetts            MF Massachusetts
                  Municipal Bond              Intermediate
                   Fund, Class A             Municipal Index

8/98                  10,000                    10,000
8/99                  10,007                    10,164
8/00                  10,582                    10,787
8/01                  11,554                    11,834
8/02                  12,276                    12,688
8/03                  12,576                    13,101
8/04                  13,319                    13,922
8/05                  13,677                    14,325

1 For the periods ended August 31, 2005. Past performance is no indication of future performance. Shares of the Fund were offered beginning August 19, 1998.

2 Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3 The Lehman Brothers MF Massachusetts Intermediate Municipal Index is a subset of the Lehman Brothers Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of Massachusetts and their agencies, with maturities between 5 and 10 years.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                         5

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI TAX EXEMPT TRUST -- AUGUST 31, 2005


New Jersey Municipal Bond Fund


General Market Overview

In a year punctuated by the Federal Open Market Committee ("FOMC") raising the Federal funds rate eight times in 0.25% increments, municipals managed to post positive returns for the fiscal year. The FOMC raised rates to keep economic growth at a non-inflationary pace. While inflation rates rose over the year, they remained in-line with expectations. As a result of the FOMC tightening, short-term municipal yields rose, while long-term yields declined, confounding the market. The municipal yield curve flattened, narrowing the differential between short-term and long-term yields. Municipal yields traded within a tight range, but remained near historical lows, which induced investors to invest in the highest yielding sectors. Revenue bonds posted the highest returns for the year, led by municipal bonds backed by tobacco companies pursuant to the Master Settlement Agreement between the states and the tobacco companies. These bonds outpaced the market due to an improved litigation environment. Higher yielding hospital bonds performed strongly, while the more defensive sectors such as housing and pre-refunded bonds lagged. With solid consistent economic growth, state tax receipts grew at a robust pace, benefiting the financial standing of numerous tax-backed issuers. Notable rating upgrades during the year, due to improving finances, were the states of California, Massachusetts, New Jersey, and New York. Issuance was robust with low yields prompting many issuers to refinance outstanding higher yielding bonds. Demand was sporadic at the beginning of the fiscal year, but ended stronger as investors realized yields might not rise substantially from current levels. On an after-tax basis, municipals remained attractive relative to other fixed income investments.

Fund Performance Overview

For the fiscal year ended August 31, 2005 the SEI Tax-Exempt Trust New Jersey Municipal Bond Fund (the "Fund"), Class A posted a return of 2.13% versus 2.66% for the Lehman Brothers 3-10 Year Intermediate Municipal Bond Index (the "Benchmark"). An underweight to the revenue bond sector detracted from performance, as investor demand for higher yielding securities in a low nominal yield environment propelled revenue bonds to the best sector performance in the municipal market. Issue selection in the hospital sector enhanced performance, as investors displayed a preference for the highest yielding bonds in a low rate environment. A slightly longer duration posture added to returns with yields declining over the course of the fiscal year.

New Jersey Municipal Bond Fund:

AVERAGE ANNUAL TOTAL RETURN 1,2
--------------------------------------------------------------------------------
                                              Annualized  Annualized  Annualized
                                    One Year      3-Year      5-Year   Inception
                                      Return      Return      Return     to Date
--------------------------------------------------------------------------------
New Jersey Municipal
Bond Fund, Class A                     2.13%       3.04%       4.74%       4.34%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the New Jersey Municipal Bond Fund, Class A, versus the Lehman Brothers 3-10 Year Intermediate Municipal Bond Index 3

[Line Graph Omitted]
[Plot Points Follow]

                                               Lehman Brothers
                    New Jersery             3-10 Year Intermediate
                  Municipal Bond                  Municipal
                   Fund, Class A                  Bond Index

8/31/98               10,000                       10,000
8/99                  10,129                       10,182
8/00                  10,634                       10,792
8/01                  11,568                       11,774
8/02                  12,252                       12,543
8/03                  12,504                       12,942
8/04                  13,124                       13,673
8/05                  13,404                       14,037

1 For the periods ended August 31, 2005. Past performance is no indication of future performance. Shares of the Fund were offered beginning August 18, 1998.

2 Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3 The Lehman Brothers 3-10 Year Intermediate Municipal Bond Index is a rules-based, market-value-weighted index engineered for the intermediate-term tax exempt investor. The Index is derived from a combination of the Lehman Brothers 3, 5, 7 and 10 year municipal Indices. These Indices have four main sectors; general obligation, revenue, insured and pre-refunded bonds.


--------------------------------------------------------------------------------
6                         SEI Tax Exempt Trust / Annual Report / August 31, 2005

New York Municipal Bond Fund


General Market Overview

In a year punctuated by the Federal Open Market Committee ("FOMC") raising the Federal funds rate eight times in 0.25% increments, municipals managed to post positive returns for the fiscal year. The FOMC raised rates to keep economic growth at a non-inflationary pace. While inflation rates rose over the year, they remained in-line with expectations. As a result of the FOMC tightening, short-term municipal yields rose, while long-term yields declined, confounding the market. The municipal yield curve flattened, narrowing the differential between short-term and long-term yields. Municipal yields traded within a tight range, but remained near historical lows, which induced investors to invest in the highest yielding sectors. Revenue bonds posted the highest returns for the year, led by municipal bonds backed by tobacco companies pursuant to the Master Settlement Agreement between the states and the tobacco companies. These bonds outpaced the market due to an improved litigation environment. Higher yielding hospital bonds performed strongly, while the more defensive sectors such as housing and pre-refunded bonds lagged. With solid consistent economic growth, state tax receipts grew at a robust pace, benefiting the financial standing of numerous tax-backed issuers. Notable rating upgrades during the year, due to improving finances, were the states of California, Massachusetts, New Jersey, and New York. Issuance was robust with low yields prompting many issuers to refinance outstanding higher yielding bonds. Demand was sporadic at the beginning of the fiscal year, but ended stronger as investors realized yields might not rise substantially from current levels. On an after-tax basis, municipals remained attractive relative to other fixed income investments.

Fund Performance Overview

For the fiscal year ended August 31, 2005, the SEI Tax-Exempt Trust New York Municipal Bond Fund (the "Fund"), Class A posted a total return of 1.95% versus 3.04% for the Lehman Brothers MF New York Intermediate Municipal Index (the "Benchmark"). An underweight to general obligation bonds, especially those issued by New York City, was the primary driver of underperformance for the Fund during the fiscal year. Renewed profitability in the financial services sector enabled New York City to improve its financial condition, which resulted in its bonds outperforming. An allocation to bonds issued by Puerto Rico also subtracted from performance with these bonds underperforming New York bonds during the year. Enhancing performance was the Fund's yield curve posture. An overweight to the outperforming long-end segment of the municipal yield curve was positive.


New York Municipal Bond Fund:

AVERAGE ANNUAL TOTAL RETURN 1,2
--------------------------------------------------------------------------------
                                              Annualized  Annualized  Annualized
                                    One Year      3-Year      5-Year   Inception
                                      Return      Return      Return     to Date
--------------------------------------------------------------------------------
New York Municipal
Bond Fund, Class A                     1.95%       3.50%       5.17%       4.72%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the New York Municipal Bond Fund, Class A, versus the Lehman Brothers MF New York Intermediate Municipal Index 3

[Line Graph Omitted]
[Plot Points Follow]

                                            Lehman Brothers
                     New York                 MF New York
                  Municipal Bond             Intermediate
                   Fund, Class A            Municipal Index

8/31/98               10,000                    10,000
8/99                  10,068                    10,156
8/00                  10,687                    10,817
8/01                  11,735                    11,893
8/02                  12,403                    12,613
8/03                  12,748                    13,023
8/04                  13,490                    13,891
8/05                  13,753                    14,313

1 For the periods ended August 31, 2005. Past performance is no indication of future performance. Shares of the Fund were offered beginning August 18, 1998.

2 Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3 The Lehman Brothers MF New York Intermediate Municipal Index is a subset of the Lehman Brothers Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of New York and their agencies, with maturities between 5 and 10 years.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                         7

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI TAX EXEMPT TRUST -- AUGUST 31, 2005


California Municipal Bond Fund


General Market Overview

In a year punctuated by the Federal Open Market Committee ("FOMC") raising the Federal funds rate eight times in 0.25% increments, municipals managed to post positive returns for the fiscal year. The FOMC raised rates to keep economic growth at a non-inflationary pace. While inflation rates rose over the year, they remained in-line with expectations. As a result of the FOMC tightening, short-term municipal yields rose, while long-term yields declined, confounding the market. The municipal yield curve flattened, narrowing the differential between short-term and long-term yields. Municipal yields traded within a tight range, but remained near historical lows, which induced investors to invest in the highest yielding sectors. Revenue bonds posted the highest returns for the year, led by municipal bonds backed by tobacco companies pursuant to the Master Settlement Agreement between the states and the tobacco companies. These bonds outpaced the market due to an improved litigation environment. Higher yielding hospital bonds performed strongly, while the more defensive sectors such as housing and pre-refunded bonds lagged. With solid consistent economic growth, state tax receipts grew at a robust pace, benefiting the financial standing of numerous tax-backed issuers. Notable rating upgrades during the year, due to improving finances, were the states of California, Massachusetts, New Jersey, and New York. Issuance was robust with low yields prompting many issuers to refinance outstanding higher yielding bonds. Demand was sporadic at the beginning of the fiscal year, but ended stronger as investors realized yields might not rise substantially from current levels. On an after-tax basis, municipals remained attractive relative to other fixed income investments.

Fund Performance Overview

For the fiscal year ended August 31, 2005, the SEI Tax-Exempt Trust California Municipal Bond Fund (the "Fund"), Class A posted a total return of 2.70% versus 3.42% for the Lehman Brothers MF California Intermediate Municipal Index (the "Benchmark"). Rebounding economic growth helped tax receipts surge in California, resulting in another credit rating upgrade for the state. Within this environment, the Fund's underweight to bonds issued by the state was the primary driver of underperformance during the year. An overweight to the underperforming short-end of the municipal yield curve detracted from relative performance. Enhancing returns was the Fund's slightly longer duration posture in a declining rate environment. Security selection in BBB rated bonds added to returns, as investors had a preference for the highest yielding bonds in a low rate environment.


California Municipal Bond Fund:

AVERAGE ANNUAL TOTAL RETURN 1,2
--------------------------------------------------------------------------------
                                              Annualized  Annualized  Annualized
                                    One Year      3-Year      5-Year   Inception
                                      Return      Return      Return     to Date
--------------------------------------------------------------------------------
California Municipal
Bond Fund, Class A                     2.70%       3.30%       4.72%       4.85%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the California Municipal Bond Fund, Class A, versus the Lehman Brothers MF California Intermediate Municipal Index 3

[Line Graph Omitted]
[Plot Points Follow]

                                            Lehman Brothers
                    California               MF California
                  Municipal Bond             Intermediate
                   Fund, Class A            Municipal Index

8/31/98               10,000                    10,000
8/99                  10,240                    10,176
8/00                  10,997                    10,921
8/01                  11,898                    11,851
8/02                  12,559                    12,602
8/03                  12,745                    12,869
8/04                  13,481                    13,753
8/05                  13,845                    14,224

1 For the periods ended August 31, 2005. Past performance is no indication of future performance. Shares of the Fund were offered beginning August 19, 1998.

2 Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3 The Lehman Brothers MF California Intermediate Municipal Index is a subset of the Lehman Brothers Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of California and their agencies, with maturities between 5 and 10 years.


--------------------------------------------------------------------------------
8                         SEI Tax Exempt Trust / Annual Report / August 31, 2005

SEI TAX EXEMPT TRUST -- AUGUST 31, 2005


Report of Independent Registered Public Accounting Firm


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF SEI TAX EXEMPT TRUST:

We have audited the accompanying statements of net assets of SEI Tax Exempt Trust (comprising the Tax Free Fund, Institutional Tax Free Fund, Massachusetts Tax Free Money Market Fund, Pennsylvania Tax Free Fund, Intermediate-Term Municipal Fund, Short Duration Municipal Fund, Pennsylvania Municipal Bond Fund, Massachusetts Municipal Bond Fund, New Jersey Municipal Bond Fund, New York Municipal Bond Fund, and California Municipal Bond Fund) (the "Trust") as of August 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period ended August 31, 2005. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended August 31, 2001 for the Trust were audited by other auditors who have ceased operations and whose report dated October 8, 2001 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the SEI Tax Exempt Trust at August 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP


Philadelphia, Pennsylvania
October 14, 2005


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                         9

STATEMENT OF NET ASSETS


Tax Free Fund
August 31, 2005
--------------------------------------------------------------------------------

[Bar Chart Omitted]
[Plot Points Follow]

SECTOR WEIGHTINGS (UNAUDITED)*:

20.8% Education
16.0% Industrial Development
15.9% General Revenue
14.9% Healthcare
10.9% Housing
 5.3% General Obligations
 4.5% Public Facilities
 4.1% Utilities
 3.4% Nursing Homes
 1.7% Water
 1.1% Power
 0.7% Board Bank Revenue
 0.4% Transportation
 0.2% Pollution Control
 0.1% Airport

*Percentages based on total investments.

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 99.7%
ALABAMA -- 0.7%
   Lauderdale County, Public Park &
     Recreation Board, Young Men's
     Christian Project, RB
       2.490%, 12/01/20                           $      3,000    $       3,000
   Lee County, Industrial Development
     Authority, Lifesouth Community
     Blood Center Project, RB (A) (B)
       2.490%, 12/01/19                                  2,195            2,195
                                                                  -------------
                                                                          5,195
                                                                  -------------
ARIZONA -- 1.5%
   Maricopa County, Industrial
     Development Authority, Gran Victoria
     Housing Project, Ser A, RB (A) (D)
       2.490%, 04/15/30                                    600              600
   Phoenix, Industrial Development
     Authority, Rancho LaDera Project,
     RB (A) (B)
       2.620%, 10/01/23                                 10,300           10,300
                                                                  -------------
                                                                         10,900
                                                                  -------------
ARKANSAS -- 0.7%
   Pulaski County, Lease Purchase
     Project, Ser B, RB (A) (D)
       2.590%, 03/01/07                                  5,000            5,000
                                                                  -------------
CALIFORNIA -- 1.3%
   California State, Department of Water
     Resources, Ser 358, RB (A)
       2.470%, 12/01/29                                    600              600

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   California State, Educational Facilities
     Authority, Chapman University
     Project, RB (A) (B)
       2.450%, 12/01/30                           $        900    $         900
   California State, Housing Finance
     Agency, Multi-Family Housing
     Authority, Ser D, RB (A)
       2.350%, 02/01/31                                    490              490
   California State, Infrastructure &
     Economic Development Authority,
     J. Paul Getty Project, Ser B, RB (A)
       2.250%, 04/01/33                                  1,800            1,800
   Huntington Park, Public Financing
     Authority, Parking Project, Ser A, RB
     (A) (B)
       2.420%, 09/01/19                                    255              255
   Irvine Ranch, Water District Authority,
     Ser B, GO (A) (B)
       2.383%, 08/01/09                                    270              270
   Livermore, COP, AMBAC (A)
       2.380%, 10/01/30                                    200              200
   Los Angeles County, Multi-Family
     Housing Authority, Malibu Canyon
     Apartments Project, Ser B,
     RB (A) (B)
       2.370%, 06/01/10                                    520              520
   Oakland, Liquidity Facilities Authority,
     Association of Bay Area
     Governments Project, RB (A) (B)
       2.540%, 12/01/09                                     75               75
   Orange County, Apartment
     Development Authority, Hidden Hills
     Project, Ser C, RB (A)
       2.370%, 11/01/09                                    500              500
   Riverside County, Housing Authority,
     De Anza Villas Project, RB (A) (B)
       2.350%, 12/01/16                                    220              220
   San Bernardino County, Housing
     Authority, Indian Knoll Apartments
     Project, Ser A, RB (A) (D)
       2.470%, 05/15/31                                    270              270
   San Diego County, Museum of Art
     Project, COP (A) (B)
       2.550%, 09/01/30                                    600              600
   Santa Clara County, Hospital District
     Lease Authority, Valley Medical
     Center Project, Ser A, RB (A) (B)
       2.430%, 08/01/15                                    800              800
   Southern California, Metropolitan,
     Water District Authority,
     Ser C-1, RB (A)
       2.350%, 07/01/36                                  1,300            1,300


--------------------------------------------------------------------------------
10                        SEI Tax Exempt Trust / Annual Report / August 31, 2005

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Sweetwater, Unified High School
     District, COP, FSA (A)
       2.450%, 06/01/13                           $         15    $          15
   Three Valleys, Municipal Water District
     Authority, Miramar Water Treatment
     Plant Project, COP (A) (B)
       2.350%, 11/01/14                                    700              700
   Westminster, Redevelopment Agency,
     Commercial Redevelopment Project
     No. 1, TAN, AMBAC (A)
       2.450%, 08/01/27                                    295              295
                                                                  -------------
                                                                          9,810
                                                                  -------------
COLORADO -- 6.1%
   Arapahoe County, Water & Wastewater
     Authority, Refunding & Improvement
     Project, Ser A, RB (A) (B)
       2.520%, 12/01/33                                  4,000            4,000
   Arvada, Water Authority, RB, FSA (A)
       2.650%, 11/01/20                                  1,300            1,300
   Boulder, Health Facilities Authority,
     Community Hospital Project,
     RB (A) (B)
       2.520%, 10/01/30                                 15,850           15,850
   Castlewood Ranch, Metropolitan
     District, GO (A) (B)
       2.300%, 12/01/31                                  1,250            1,250
   Colorado Springs, Goodwill Industries of
     Colorado Springs Project, RB (A) (B)
       2.600%, 02/01/07                                    480              480
   Colorado State, Health Facilities
     Authority, Visiting Nurse Project,
     Ser A, RB (A) (B)
       2.380%, 07/01/31                                  1,025            1,025
   Denver (City & County), Multi-Family
     Housing Authority, Ogden
     Residences Project, RB (A) (B)
       2.340%, 12/01/29                                  2,185            2,185
   Dove Valley, Metropolitan District, GO,
     Mandatory Put @ 100 (A) (B) (C)
       1.950%, 11/01/05                                  1,680            1,680
   NBC, Metropolitan District Authority,
     GO (A) (B)
       2.590%, 12/01/30                                  1,000            1,000
   Superior, Metropolitan District
     Authority, Refunding &
     Improvements Project, Ser A, RB (A)
       2.300%, 12/01/20                                  1,000            1,000
   Superior, Metropolitan District
     Authority, Refunding &
     Improvements Project, Ser B,
     RB (A) (B)
       2.300%, 12/01/20                                  4,500            4,500

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Superior, Metropolitan District No. 1,
     RB (A) (B)
       2.540%, 12/01/27                           $      2,000    $       2,000
   Thornton, Multi-Family Housing
     Authority, Quaile Ridge Project,
     Ser A, RB (A) (B)
       2.650%, 04/01/10                                    450              450
   Westminster, Ser 2784, COP, MBIA (A)
       2.530%, 12/01/25                                  6,820            6,820
   Willow Trace, Metropolitan District
     Authority, Ser A, GO (A) (B)
       2.300%, 12/01/31                                  1,000            1,000
                                                                  -------------
                                                                         44,540
                                                                  -------------
CONNECTICUT -- 0.1%
   Connecticut State, Ser F, GO
       3.000%, 10/15/05                                  1,000            1,001
                                                                  -------------
DELAWARE -- 0.9%
   Delaware State, Economic
     Development Authority, School
     House Project, RB (A) (B)
       2.500%, 12/01/15                                  3,850            3,850
   Delaware State, Economic
     Development Authority, Wilmington
     Montessori School Project,
     RB (A) (B)
       2.570%, 05/01/20                                  2,585            2,585
                                                                  -------------
                                                                          6,435
                                                                  -------------
DISTRICT OF COLUMBIA -- 0.4%
   District of Columbia, Institute of
     International Economic Issues,
     RB (A) (B)
       2.490%, 06/01/25                                  2,970            2,970
                                                                  -------------
FLORIDA -- 2.8%
   Florida State, Multi-Family Housing
     Authority, Lakeside North Project,
     RB (A) (D)
       2.520%, 06/01/34                                  2,800            2,800
   Florida State, Multi-Family Housing
     Authority, Monterey Lake Project,
     Ser C, RB (A) (D)
       2.380%, 07/01/35                                  5,000            5,000
   Florida State, Multi-Family Housing
     Authority, River Oaks Apartments
     Project, RB (A) (D)
       2.380%, 12/01/29                                  2,000            2,000
   Fort Pierce, Health Facilities Authority,
     New Horizons Project, RB (A) (B)
       2.490%, 10/01/17                                  2,655            2,655


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                        11

STATEMENT OF NET ASSETS

August 31, 2005
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Jacksonville, Industrial Development
     Authority, Trailer Marine-Crowly
     Project, RB (A) (B)
       2.550%, 02/01/14                           $      3,600    $       3,600
   Miami-Dade County, Industrial
     Development Authority, Saral
     Publications Project, RB (A) (B)
       2.490%, 04/01/08                                    600              600
   Orange County, Industrial Development
     Authority, University of Central
     Florida Foundation Project, Ser A,
     RB (A) (B)
       2.490%, 02/01/16                                  1,800            1,800
   Orange County, Multi-Family Housing
     Authority, Post Fountains Project,
     RB (A) (D)
       2.380%, 06/01/25                                  1,000            1,000
   Pasco County, Multi-Family Housing
     Finance Authority, Carlton Arms
     Magnolia Project, RB (A) (B)
       2.625%, 12/01/07                                  1,000            1,000
                                                                  -------------
                                                                         20,455
                                                                  -------------
GEORGIA -- 4.8%
   Bibb County, Refunding &
     Improvement Authority, Baptist
     Village Project, RB (A) (B)
       2.490%, 08/01/18                                    700              700
   Catoosa County, Industrial
     Development Authority, Galaxy
     Carpet Project, RB (A) (B)
       2.510%, 12/01/06                                  6,500            6,500
   Cobb County, Residential Facilities for
     the Elderly, A.G. Rhodes Home
     Project, RB (A) (B)
       2.490%, 04/01/16                                    575              575
   Dalton, Utilities Authority, Ser A02,
     RB, FSA (A)
       2.400%, 01/01/12                                  2,995            2,995
   DeKalb County, Multi-Family Housing
     Authority, Winters Creek Apartments
     Project, RB (A) (D)
       2.380%, 06/15/25                                  1,400            1,400
   DeKalb County, Multi-Family Housing
     Authority, Woodhills Apartments
     Project, RB (A) (B)
       2.410%, 12/01/07                                  4,350            4,350
   Downtown Savannah, Refunding &
     Improvements Project, RB
       3.000%, 01/01/06                                  2,305            2,308
   Fulton County, Development Authority,
     Arthritis Foundation Project,
     RB (A) (B)
       2.490%, 12/01/16                                    935              935

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Fulton County, Industrial Development
     Authority, Holy Innocents School
     Project, RB (A) (B)
       2.490%, 02/01/18                           $      1,720    $       1,720
   Fulton County, Multi-Family Housing
     Authority, Champions Green
     Apartments Project, Ser B, RB (A)
       2.380%, 10/01/25                                    200              200
   Fulton County, Multi-Family Housing
     Authority, Hampton Hills Apartments
     Project, RB (A) (D)
       2.500%, 06/01/23                                  2,100            2,100
   Gainesville & Hall Counties, Senior
     Living Facilities, Lanier Village
     Project, Ser A, RB (A) (B)
       2.380%, 11/15/10                                    900              900
   Gainesville & Hall Counties, Senior
     Living Facilities, Lanier Village
     Project, Ser B, RB, Radian
     Insured (A)
       2.380%, 11/15/33                                  2,700            2,700
   Gainesville & Hall Counties, Senior
     Living Facilties, Lanier Village
     Project, Ser C, RB (A) (B)
       2.380%, 11/15/30                                  1,000            1,000
   Georgia State, Municipal Electric
     Authority, RB, FSA (A)
       2.530%, 07/01/08                                    200              200
   Gwinnett County, Development
     Authority, Wesleyan School Project,
     RB (A) (B)
       2.490%, 03/01/17                                    335              335
       2.490%, 03/01/21                                  2,900            2,900
   Gwinnett County, Gwinnett Hospitals
     Systems Project, RB (A) (B)
       2.360%, 07/01/32                                  1,200            1,200
   Marietta, Multi-Family Housing
     Authority, Winterset Apartments
     Project, RB (A) (B)
       2.380%, 02/01/26                                  1,200            1,200
   Savannah, Economic Development
     Authority, Westside Urban Health
     Center Project, Ser A, RB (A) (B)
       2.410%, 03/01/18                                    105              105
   Savannah, Multi-Family Housing
     Authority, Somerset Wharf Project,
     Ser B, RB (A) (D)
       2.360%, 06/15/26                                    400              400
   Smyrna, Multi-Family Housing
     Authority, F&M Villages Project,
     RB (A) (D)
       2.360%, 06/01/25                                    700              700
                                                                  -------------
                                                                         35,423
                                                                  -------------


--------------------------------------------------------------------------------
12                        SEI Tax Exempt Trust / Annual Report / August 31, 2005

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
ILLINOIS -- 6.4%
   Central Lake County, Joint Action
     Project, Ser B18, RB, AMBAC (A)
       2.400%, 05/01/20                           $      1,400    $       1,400
   Chicago, Park District Authority,
     Corporate Purpose, Ser A, TAW
       4.000%, 05/01/06                                  1,000            1,007
   Cook County, Ser B11, GO, AMBAC (A)
       2.400%, 11/15/25                                    495              495
   Illinois State, Development Financing
     Authority, Christian Brothers Services
     Project, RB (A) (B)
       2.500%, 05/01/20                                  1,500            1,500
   Illinois State, Development Financing
     Authority, Creative Childrens
     Academy Project, RB (A) (B)
       2.600%, 10/01/28                                  2,600            2,600
   Illinois State, Development Financing
     Authority, WBEZ Alliance Project,
     RB (A) (B)
       2.400%, 03/01/29                                  1,300            1,300
   Illinois State, Development Financing
     Authority, World Communications
     Project, RB (A) (B)
       2.400%, 08/01/15                                  1,400            1,400
   Illinois State, Educational Facilities
     Authority, Art Institute of Chicago
     Project, RB (A)
       2.400%, 03/01/27                                  1,000            1,000
   Illinois State, Finance Authority, Illinois
     Institution Technology Project,
     RB (A) (B)
       2.400%, 12/01/24                                  2,500            2,500
   Illinois State, Finance Authority, Rest
     Haven Christian Service Project,
     Ser B, RB (A) (B)
       2.500%, 11/15/34                                  5,000            5,000
   Illinois State, Finance Authority,
     Richard H. Driehaus Museum
     Project, RB (A) (B)
       2.400%, 02/01/35                                  2,700            2,700
   Illinois State, Health Facilities Authority,
     Memorial Health Systems Project,
     RB (A) (B)
       2.370%, 10/01/22                                    500              500
   Lakemoor, Multi-Family Housing
     Authority, Housing Mortgage Project,
     Ser C, RB (A) (B)
       2.600%, 12/01/20                                  6,400            6,400
   Macon County, Industrial Development
     Authority, Decatur Family YMCA
     Project, RB (A)
       2.600%, 05/01/35                                  4,400            4,400

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Mundelein, Industrial Development
     Authority, 1200 Town Line Road
     Project, RB (A) (B)
       2.400%, 01/01/06                           $      2,600    $       2,600
   Rockford, Wesley Willows Obligation,
     RB (A) (B)
       2.360%, 04/01/32                                  8,000            8,000
   Skokie, Economic Development
     Authority, Skokie Fashion Square
     Project, RB (A) (B)
       2.510%, 12/01/14                                  4,350            4,350
                                                                  -------------
                                                                         47,152
                                                                  -------------
INDIANA -- 5.0%
   Avon, Community School Building
     Corporation, BAN
       3.000%, 11/01/05                                  1,000            1,000
   Elkhart County, Industrial Development
     Authority, Hubbard Hill Estates
     Project, RB (A) (B)
       2.510%, 11/01/21                                  1,020            1,020
   Indiana Bond Bank, Advanced
     Funding Program Notes Project,
     Ser A, RB
       3.250%, 01/26/06                                  4,975            4,994
   Indiana State, Development Finance
     Authority, Brebeuf Preparatory
     School Project, RB (A) (B)
       2.600%, 07/01/26                                  3,400            3,400
   Indiana State, Educational Facilities
     Authority, University of Evansville
     Project, Ser B, RB (A) (B)
       2.600%, 12/01/29                                  2,000            2,000
   Indiana State, Health & Educational
     Facilities Financing Authority,
     Howard Regional Health Systems
     Project, Ser B, RB (A) (B)
       2.370%, 01/01/35                                  9,400            9,400
   Indiana State, Health Facilities
     Financing Authority, Ascension
     Health Credit Group Project,
     Ser A-2, RB (A) (B)
       2.720%, 11/15/36                                  1,500            1,500
   Indiana State, Health Facilities
     Financing Authority, Bethesda Living
     Center Project, Ser B, RB (A) (B)
       2.500%, 08/01/31                                  2,495            2,495
   Indiana State, Health Facilities
     Financing Authority, Fayette
     Memorial Hospital Association
     Project, Ser A, RB (A) (B)
       2.370%, 10/01/32                                    600              600


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                        13

STATEMENT OF NET ASSETS

August 31, 2005
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Indiana State, Health Facilities
     Financing Authority, Fayette
     Memorial Hospital Association
     Project, Ser B, RB (A) (B)
       2.370%, 10/01/22                           $      3,390    $       3,390
   Indiana State, Health Facilities
     Financing Authority, Margaret Mary
     Community Hospital Project,
     Ser A, RB (A) (B)
       2.370%, 12/01/29                                    350              350
   Indiana State, Industrial Development
     Authority, Goodwill Industries Center
     Project, RB (A) (B)
       2.570%, 06/01/16                                  1,545            1,545
   Muncie, Community Schools,
     Temporary Loan Warrants,
       2.800%, 12/30/05                                  3,700            3,703
   Spencer-Owen, Community Schools, TAW
       3.000%, 12/30/05                                  1,000            1,001
                                                                  -------------
                                                                         36,398
                                                                  -------------
IOWA -- 2.4%
   Iowa State, Finance Authority, Carroll
     Kuemper Catholic High School
     Project, RB (A) (B)
       2.370%, 06/01/28                                  1,395            1,395
   Iowa State, Finance Authority, Museum
     of Art Foundation Project,
     RB (A) (B)
       2.370%, 06/01/33                                    150              150
   Iowa State, Higher Education Loan
     Authority, Morningside Project,
     Ser G, RAN (A) (B)
       3.750%, 05/24/06                                  1,000            1,006
   Iowa State, Higher Education Loan
     Authority, Private College Facilities,
     Des Moines Project, RB (A) (B)
       2.370%, 10/01/24                                  6,620            6,620
       2.370%, 10/01/33                                    100              100
   Iowa State, Higher Education Loan
     Authority, Private College Facilities,
     Grand View Project, RB (A) (B)
       2.370%, 10/01/25                                  1,190            1,190
   Iowa State, Higher Education Loan
     Authority, Private College Facilities,
     RB (A) (B)
       2.320%, 11/01/32                                  1,940            1,940
   Iowa State, Higher Education Loan
     Authority, Private College Facilities,
     St. Ambrose Project, RB (A) (B)
       2.320%, 04/01/33                                  1,300            1,300

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Iowa State, Higher Education Loan
     Authority, Private College Facilities,
     Wartburg Project, RB (A) (B)
       2.370%, 03/01/30                           $      1,350    $       1,350
   Iowa State, Higher Education Loan
     Authority, Private Colleges Facilities,
     Loras College Project, RB (A) (B)
       2.320%, 11/01/30                                  1,600            1,600
   Iowa State, Higher Education Loan
     Authority, Private Colleges Facilities,
     Morningside College Project,
     RB (A) (B)
       2.370%, 07/01/26                                    800              800
                                                                  -------------
                                                                         17,451
                                                                  -------------
KANSAS -- 2.5%
   Kansas State, Development Finance
     Authority, Hays Medical Center
     Project, Ser N, RB (A) (B)
       2.370%, 05/15/26                                  1,250            1,250
   Kansas State, Development Finance
     Authority, Multi-Family Housing,
     Woodridge Project, RB (A) (D)
       2.520%, 12/01/20                                  3,000            3,000
   Prairie Village, Multi-Family Housing
     Authority, Corinth Place Apartments
     Project, RB (A)
       2.500%, 11/01/30                                  2,350            2,350
   Salina, Central Mall Dillard Project,
     Ser 84, RB (A)
       2.700%, 12/01/14                                    495              495
   Topeka, Multi-Family Housing
     Authority, Fleming Court Project,
     RB (A) (B)
       2.600%, 12/01/28                                  3,770            3,770
   University of Kansas, Hospital
     Authority, KU Health Systems
     Project, RB (A) (B)
       2.320%, 09/01/34                                     15               15
   Wyandotte County, Unified
     Government, Municipal Temporary
     Notes, Ser III, GO
       2.750%, 04/01/06                                  7,665            7,665
                                                                  -------------
                                                                         18,545
                                                                  -------------
KENTUCKY -- 2.9%
   Jefferson County, Retirement Home
     Facilities Authority, Nazareth Library
     Project, RB (A) (B)
       2.510%, 10/01/19                                  1,365            1,365
   Kentucky State, Asset & Liability
     Commission, Ser A, TRAN
       4.000%, 06/28/06                                 10,000           10,106


--------------------------------------------------------------------------------
14                        SEI Tax Exempt Trust / Annual Report / August 31, 2005

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Kentucky State, Development Finance
     Authority New Harmony Project,
     Ser A2, RB (A) (B)
       2.620%, 12/01/31                           $        430    $         430
   Kentucky State, Development Finance
     Authority, Havery Brewers Project,
     Ser C2, RB (A) (B)
       2.620%, 12/01/31                                    390              390
   Kentucky State, Economic
     Development Finance Authority,
     Adventist Health Systems, Ser A,
     RB (A) (B)
       2.490%, 11/15/27                                  1,325            1,325
   Kentucky State, Rural Water Finance
     Authority, Construction Notes,
     Ser B, RB (A)
       2.400%, 10/01/06                                  5,500            5,500
   Lexington-Fayette Urban County,
     Government Residential Facilities,
     Richmond Place Project, RB (A) (B)
       2.750%, 04/01/15                                  2,000            2,000
   Muhlenberg County, Airport District,
     Ser B-2, RB (A) (B)
       2.620%, 12/01/31                                    415              415
                                                                  -------------
                                                                         21,531
                                                                  -------------
LOUISIANA -- 1.0%
   Jefferson Parish, School Board, RB,
     AMBAC (A)
       2.530%, 02/01/25                                  1,055            1,055
   Louisiana State, Public Facilities
     Authority, Advanced Funding
     Project, Ser D, RB
       3.000%, 10/20/05                                  5,400            5,409
   New Orleans, Aviation Board Authority,
     Ser C, GO, MBIA (A)
       2.450%, 08/01/11                                    750              750
   New Orleans, Industrial Development
     Authority, Spectrum Control
     Technology Project, RB (A) (B)
       2.520%, 03/01/07                                    400              400
                                                                  -------------
                                                                          7,614
                                                                  -------------
MAINE -- 0.3%
   Maine, Health & Higher Educational
     Authority, New England Project,
     Ser E, RB, AMBAC (A)
       2.400%, 12/01/25                                  2,325            2,325
                                                                  -------------
MASSACHUSETTS -- 7.1%
   Boston, Water & Sewer Commission,
     Ser A, RB (A) (B)
       2.420%, 11/01/24                                  1,200            1,200

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Lowell, BAN
       3.500%, 03/24/06                            $     2,300      $     2,311
   Massachusetts State, Central Artery
     Project, Ser A, GO (A)
       2.330%, 12/01/30                                  1,500            1,500
   Massachusetts State, Development
     Finance Agency, Belmont Day
     School Project, RB (A) (B)
       2.520%, 07/01/31                                  4,500            4,500
   Massachusetts State, Development
     Finance Agency, Cardinal Cushing
     Centers Project, RB (A) (B)
       2.500%, 02/01/33                                  4,810            4,810
   Massachusetts State, Development
     Finance Agency, Contemporary Art
     Project, Ser A, RB (A) (B)
       2.500%, 07/01/34                                  3,000            3,000
   Massachusetts State, Development
     Finance Agency, Draper Laboratory
     Issue, RB, MBIA (A)
       2.340%, 06/01/30                                  2,200            2,200
   Massachusetts State, Development
     Finance Agency, Elderhostel Inc.
     Project, RB (A) (B)
       2.490%, 08/01/30                                    980              980
   Massachusetts State, Development
     Finance Agency, New England
     Deaconess Association Project,
     RB (A) (B)
       2.480%, 06/01/34                                  4,400            4,400
   Massachusetts State, Development
     Finance Agency, Suffolk University
     Project, Ser A, RB (A)
       2.440%, 07/01/35                                  7,000            7,000
   Massachusetts State, Development
     Finance Agency, The Rivers School
     Project, RB (A) (B)
       2.500%, 08/01/32                                  3,000            3,000
   Massachusetts State, Development
     Finance Agency, Ursuline Academy
     Dedham Project, RB (A) (B)
       2.490%, 05/01/32                                  1,800            1,800
   Massachusetts State, Health &
     Educational Facilities Authority,
     Bentley College Issue, Ser K,
     RB (A) (B)
       2.450%, 07/01/30                                  3,000            3,000
   Massachusetts State, Health &
     Educational Facilities Authority,
     Emmanuel College Project,
     RB (A) (B)
       2.470%, 07/01/33                                  2,100            2,100


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                        15

STATEMENT OF NET ASSETS

August 31, 2005
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Health &
     Educational Facilities Authority,
     Essex Museum Project, RB (A) (B)
       2.470%, 07/01/33                           $      3,400    $       3,400
   Massachusetts State, Health &
     Educational Facilities Authority,
     Falmouth Assisted Living Project,
     Ser A, RB (A) (B)
       2.480%, 11/01/26                                  4,000            4,000
   Massachusetts State, Housing Finance
     Authority, Multi-Family Housing
     Project, Ser A, RB (A) (D)
       2.350%, 01/15/10                                    800              800
   Massachusetts State, Industrial
     Finance Agency, Milton Academy
     Issue, RB, MBIA (A)
       2.470%, 03/01/27                                  1,700            1,700
   Massachusetts State, Water Resources
     Authority, Ser D, RB, FGIC (A)
       2.350%, 11/01/26                                    600              600
                                                                  -------------
                                                                         52,301
                                                                  -------------
MICHIGAN -- 4.3%
   Birmingham, Economic Development
     Authority, Brown State Project,
     RB (A) (B)
       2.738%, 12/01/18                                    550              550
   Essexville-Hampton, Public Schools,
     SAN
       3.600%, 05/31/06                                  1,000            1,004
   Farmington Hills, Botsford General
     Hospital Project, Ser B, RB, MBIA
     (A) (B)
       2.370%, 02/15/16                                  1,750            1,750
   Huron County, Economic Development
     Authority, Huron Memorial Hospital
     Project, RB (A) (B)
       2.510%, 10/01/28                                  3,930            3,930
   Jackson County, Economic
     Development Authority, Limited
     Thrifty Leoni Project, RB (A) (B)
       2.510%, 12/01/14                                    800              800
   Michigan State, Building Authority,
     Ser B10, RB, MBIA (A)
       2.400%, 10/15/29                                  5,000            5,000
   Michigan State, Housing Development
     Authority, Courtyards of Taylor
     Project, Ser A, RB (A) (D)
       2.500%, 08/15/32                                  1,800            1,800
   Michigan State, Housing Development
     Authority, Parks of Taylor Apartments
     Project, Ser A, RB (A) (D)
       2.500%, 08/15/32                                  2,600            2,600

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Michigan State, Housing Development
     Authority, Shoal Creek Project,
     RB (A) (B)
       2.350%, 10/01/07                           $        700    $         700
   Michigan State, Job Development
     Authority, East Lansing Residential
     Project, RB (A) (B)
       2.550%, 12/01/14                                  1,900            1,900
   Michigan State, Municipal Bond
     Authority, Ser B-1, BAN
       4.000%, 08/18/06                                  3,250            3,284
   Michigan State, Strategic Fund, Detroit
     Symphony Project, Ser A, RB (A) (B)
       2.320%, 06/01/31                                    800              800
   Michigan State, Strategic Fund, Van
     Andel Research Institute Project,
     RB (A) (B)
       2.500%, 11/01/27                                  3,865            3,865
   Northville Township, Economic
     Development Authority, Thrifty
     Northville Project, RB (A) (B)
       2.510%, 05/01/14                                  1,000            1,000
   Sterling Heights, Economic
     Development Authority, Sterling
     Shopping Center Project,
     RB (A) (B)
       2.520%, 12/01/10                                  2,360            2,360
                                                                  -------------
                                                                         31,343
                                                                  -------------
MINNESOTA -- 1.4%
   Arden Hills, Housing & Health
     Authority, Presbyterian Homes
     Project, Ser A, RB (A) (B)
       2.370%, 09/01/29                                  1,895            1,895
   Austin, Industrial Development
     Authority, Supervalue Incorporated
     Project, RB (A) (B)
       2.480%, 12/01/13                                  1,400            1,400
   Big Lake, Independent School District
     No. 727, Ser A, GO
       3.000%, 09/12/05                                  3,000            3,001
   Brooklyn, Center Development
     Authority, Brookdale Project,
     RB (A) (B)
       2.370%, 12/01/14                                    200              200
   Coon Rapids, Health Center Systems
     Project, RB (A) (B)
       2.400%, 08/01/15                                  2,100            2,100
   Lauderdale, Children's Home Society
     Project, RB (A) (B)
       2.420%, 12/01/30                                    740              740


--------------------------------------------------------------------------------
16                        SEI Tax Exempt Trust / Annual Report / August 31, 2005

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   St. Paul, Housing & Redevelopment
     Authority, Minnesota Public Radio
     Project, RB (A) (B)
       2.370%, 05/01/22                           $      1,000    $       1,000
                                                                  -------------
                                                                         10,336
                                                                  -------------
MISSOURI -- 2.8%
   Clayton, Industrial Development
     Authority, Bailey Court Project,
     RB (A) (B)
       2.650%, 01/01/09                                  1,900            1,900
   Independence, Industrial Development
     Authority, The Mansions Project,
     RB (A) (D)
       2.490%, 08/01/35                                  2,900            2,900
   Kansas City, Industrial Development
     Authority, Bethesda Living Center
     Project, Ser A, RB (A) (B)
       2.500%, 08/01/31                                  4,900            4,900
   Kansas City, Industrial Development
     Authority, Springs Apartment
     Project, RB (A) (B)
       2.600%, 09/01/25                                    100              100
   Kansas City, Industrial Development
     Authority, Woodlands Partners
     Project, RB (A)
       2.560%, 02/15/31                                  4,045            4,045
   Kirkwood, Tax Increment Revenue
     Authority, Kirkwood Commons
     Project, RB (A)
       2.370%, 10/01/17                                  1,315            1,315
   Missouri State, Health & Educational
     Facilities Authority, Bethesda Health
     Group Project, RB (A) (B)
       2.370%, 08/01/34                                  1,230            1,230
   Missouri State, Health & Educational
     Facilities Authority, Christian
     Brothers Project, Ser A, RB (A) (B)
       2.370%, 10/01/32                                    100              100
   Missouri State, Health & Educational
     Facilities Authority, De Smet Jesuit
     High School Project, RB (A) (B)
       2.370%, 11/01/27                                    100              100
   Missouri State, Health & Educational
     Facilities Authority, St. Louis
     University Project, RB (A)
       2.370%, 07/01/32                                    200              200
   Missouri State, Health & Educational
     Facilities Authority, St. Louis
     University Project, RB, FGIC (A)
       2.370%, 12/01/05                                    200              200

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Missouri State, Health & Educational
     Facilities Authority, St. Louis
     University Project, Ser B, RB
       2.370%, 10/01/24                           $        300    $         300
   Missouri State, Public Utilities
     Commission, Interim Construction
     Notes
       4.000%, 09/15/06                                  3,000            3,028
                                                                  -------------
                                                                         20,318
                                                                  -------------
MONTANA -- 1.8%
   Helena, Higher Education Authority,
     Carroll College Campus Housing
     Project, RB (A) (B)
       2.370%, 10/01/32                                    150              150
   Montana State, Board Investment
     Authority, Inter Capital Project,
     RB (A)
       2.600%, 03/01/25                                  8,500            8,500
   Montana State, Health Facilities
     Authority, Healthcare Pooled Loan
     Program, Ser A, RB, FGIC (A) (B)
       2.490%, 12/01/15                                  4,750            4,750
                                                                  -------------
                                                                         13,400
                                                                  -------------
NEBRASKA -- 0.3%
   Lincoln, Electric Systems Authority,
     Ser B01, RB (A)
       2.400%, 09/01/20                                  1,980            1,980
                                                                  -------------
NEVADA -- 2.1%
   Nevada State, ABN Amro Munitops
     Certificate Trust, Ser 2004-41, GO,
     FGIC (A)
       2.540%, 06/01/11                                 15,000           15,000
                                                                  -------------
NEW YORK -- 1.5%
   Albany, Industrial Development
     Agency, Research Foundation of
     the State University of New York
     Project, Ser A, RB (A)
       2.570%, 07/01/32                                    300              300
   Beacon, City School District, TAN
       3.500%, 12/29/05                                  2,500            2,505
   Marlboro, Central School District,
     School Building Improvements
     Project, BAN
       3.750%, 04/13/06                                  5,800            5,829
   Triborough, Bridge & Tunnel Authority,
     Putters Project, Ser 304, RB, MBIA
       2.520%, 11/15/18                                  1,990            1,990
                                                                  -------------
                                                                         10,624
                                                                  -------------


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                        17

STATEMENT OF NET ASSETS

August 31, 2005
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
NORTH CAROLINA -- 0.5%
   Wake County, Ser 1106, GO (A)
       2.520%, 03/01/13                           $      3,345    $       3,345
                                                                  -------------
OHIO -- 3.3%
   Franklin County, Healthcare
     Authority,
     Chelsea-First Community Project,
     RB (A) (B)
       2.520%, 03/01/36                                  4,000            4,000
   Lima, Refunding & Improvement
     Authority, Lima Memorial Hospital
     Project, RB (A) (B)
       2.570%, 12/01/10                                  1,630            1,630
   Lorain County, Industrial Development
     Authority, Regional Medical Center
     Project, RB (A) (B)
       2.440%, 05/01/22                                  1,315            1,315
   New Albany, Community Authority,
     Infrastructure Improvement Project,
     Ser C, RB (A) (B)
       2.520%, 02/01/25                                  9,000            9,000
   North Canton, Purpose Improvement Notes, GO
       4.000%, 08/08/06                                  1,000            1,010
   Ohio State, American Municipal Power
     Authority, Gorsuch Station Project,
     Sub-Ser A, RAN
       2.850%, 03/31/06                                  1,000            1,000
   Ohio State, Higher Educational
     Facilities Authority, Case Western
     Reservation Project, Ser A, RB (A)
       2.300%, 10/01/31                                    100              100
   Ohio State, Higher Educational
     Facilities Commission, Kenyon
     College Project, RB (A) (B)
       2.400%, 11/01/35                                    700              700
   Ohio State, Higher Educational
     Facilities Commission, Mount Union
     College Project, RB (A) (B)
       2.520%, 09/01/20                                  2,750            2,750
   Stark County, Industrial Development
     Authority, Newmarket Packaging
     Limited Project, RB (A) (B)
       2.900%, 11/01/14                                  1,420            1,420
   Toledo Lucas County, Public Facilities
     Authority, Toledo Museum of Art
     Project, RB (A) (B)
       2.500%, 09/01/19                                  1,100            1,100
                                                                  -------------
                                                                         24,025
                                                                  -------------

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
OKLAHOMA -- 1.5%
   Tulsa, Industrial Development
     Authority, Childrens' Coalition
     Project, RB (A) (B)
       2.600%, 04/01/15                           $      2,420    $       2,420
   Tulsa, Industrial Development
     Authority, Ser A, RB (A)
       2.950%, 05/15/17                                  8,500            8,500
                                                                  -------------
                                                                         10,920
                                                                  -------------
OREGON -- 1.6%
   Multnomah County, Higher Education
     Authority, Concordia University
     Portland Project, RB (A) (B)
       2.370%, 12/01/29                                    845              845
   Portland, Sewer Systems Authority,
     Ser 1148, RB, FSA (A)
       2.520%, 08/01/19                                 10,855           10,855
                                                                  -------------
                                                                         11,700
                                                                  -------------
PENNSYLVANIA -- 12.7%
   Allegheny County, Hospital
     Development Authority, Presbyterian
     University Hospital Project,
     Ser B-2, RB (A) (B)
       2.500%, 03/01/18                                    695              695
   Allegheny County, Industrial
     Development Authority, Commercial
     Development, Two Marquis Project,
     RB (A) (B)
       2.570%, 12/01/14                                  3,080            3,080
   Allegheny County, Industrial
     Development Authority, Jewish
     Home & Hospital Project,
     Ser B, RB (A) (B)
       2.520%, 10/01/26                                  3,055            3,055
   Allegheny County, Industrial
     Development Authority, Longwood
     Project, Ser B, RB, Radian
     Insured (A)
       2.340%, 07/01/27                                  1,000            1,000
   Allegheny County, Industrial
     Development Authority, Parkway
     Center Project, Ser A, RB (A) (B)
       2.540%, 05/01/09                                    870              870
   Allegheny County, Industrial
     Development Authority, Pittsburgh
     Theological Society Project,
     RB (A) (B)
       2.850%, 08/01/31                                  2,100            2,100


--------------------------------------------------------------------------------
18                        SEI Tax Exempt Trust / Annual Report / August 31, 2005

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Allegheny County, Industrial
     Development Authority, Sacred
     Heart High School Project,
     RB (A) (B)
       2.560%, 06/01/22                           $        500    $         500
   Bermudian Springs, School District,
     GO, FSA (A)
       2.510%, 05/01/17                                  4,000            4,000
   Bucks County, Industrial Development
     Authority, Pennswood Village
     Project, Ser B, RB (A) (B)
       2.510%, 10/01/34                                  1,000            1,000
   Chartiers Valley, Industrial &
     Commercial Development Authority,
     Asbury Place Project, Ser A,
     RB (A) (B)
       2.500%, 12/01/26                                    500              500
   Chester County, Industrial
     Development Authority, The
     Woods Project, RB (A) (B)
       2.520%, 03/31/15                                  1,150            1,150
   Cumberland County, Municipal
     Authority, Dickinson College Project,
     Ser B, RB, AMBAC (A)
       2.000%, 11/01/24                                  2,905            2,905
   Cumberland County, Municipal
     Authority, Presbyterian Homes
     Project, Ser B, RB (A) (B)
       2.490%, 12/01/32                                  1,000            1,000
   Cumberland County, Municipal
     Authority, Wesley Affiliated Services
     Project, Ser C, RB (A) (B)
       2.490%, 01/01/37                                    120              120
   Dallastown, Area School District
     Authority, GO, FGIC (A)
       2.540%, 05/01/20                                  4,400            4,400
   Delaware County, Industrial
     Development Authority, The Agnes
     Irwin School Project, RB (A) (B)
       2.530%, 10/01/33                                    780              780
   Emmaus, General Authority, Local
     Government Project, RB (A) (B)
       2.380%, 03/01/24                                  1,000            1,000
   Emmaus, General Authority,
     Sub-Ser B-23, RB (A) (B)
       2.380%, 03/01/24                                    900              900
   Erie County, Hospital Authority,
     Ser 820, RB, MBIA (A)
       2.530%, 07/01/22                                  3,200            3,200
   Harrisburg, Water Authority,
     Ser B, RB, FSA (A)
       2.540%, 07/15/17                                  1,000            1,000

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Hazleton, Industrial Development
     Authority, MMI Preparatory School
     Project, RB (A) (B)
       2.520%, 10/01/24                           $      1,800    $       1,800
   Lampeter Strasburg, School District,
     Ser A, GO, FSA (A)
       2.510%, 06/01/19                                  1,500            1,500
   Lancaster, Higher Education Authority,
     Franklin & Marshall College Project, RB (A)
       2.590%, 04/15/27                                  2,045            2,045
   Lawrence County, Industrial
     Development Authority, Villa Maria
     Project, RB (A) (B)
       2.520%, 07/01/33                                  2,130            2,130
   McCandless, Industrial Development
     Authority, Bradford Foundation
     Project, Ser A, RB (A) (B)
       2.570%, 01/01/30                                  1,730            1,730
   Middletown, Area School District, GO, FSA (A)
       2.510%, 06/01/22                                  2,740            2,740
   Montgomery County, Industrial
     Development Authority, Acts
     Retirement Life Community Project,
     RB, Radian Insured (A)
       2.350%, 11/15/29                                    700              700
   Moon Township, Industrial
     Development Authority, Executive
     Office Association Project, RB (A)
       2.520%, 11/01/10                                  2,250            2,250
   Moon Township, Industrial
     Development Authority, YMCA
     Greater Pittsburgh Project,
     RB (A) (B)
       2.520%, 06/01/25                                  3,780            3,780
   Mount Lebanon, School District,
     Ser B19, GO, MBIA (A)
       2.400%, 02/15/27                                  2,400            2,400
   Northampton County, Industrial
     Development Authority, Kirkland
     Village Project, RB (A) (B)
       2.490%, 11/01/30                                  1,500            1,500
   Northampton County, Industrial
     Development Authority, Moravian
     Academy Project, RB (A) (B)
       2.520%, 02/01/18                                  1,650            1,650
   Pennsylvania State, Economic
     Development Financing Authority,
     Mercy Health Systems Project,
     Ser E-1, RB (A) (B)
       2.520%, 09/01/19                                  1,600            1,600


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                        19

STATEMENT OF NET ASSETS

August 31, 2005
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Pennsylvania State, Economic
     Development Financing Authority,
     Philadelphia Area, Ser J-1,
     RB (A) (B)
       2.520%, 11/01/30                           $      5,100    $       5,100
   Pennsylvania State, Higher
     Educational Facilities Authority,
     Association of Independent
     Colleges, Ser I4, RB (A) (B)
       2.520%, 11/01/31                                  3,800            3,800
   Pennsylvania State, Higher
     Educational Facilities Authority,
     Association of Independent
     Colleges, Ser I5, RB (A) (B)
       2.530%, 11/01/21                                  4,000            4,000
   Pennsylvania State, Higher
     Educational Facilities Authority,
     St. Josephs University Project,
     Ser A, Radian Insured (A)
       2.550%, 05/01/31                                    600              600
   Pennsylvania State, Public School
     Building Authority, Parkland School
     District Project, Ser D, RB, FGIC (A)
       2.540%, 03/01/19                                    800              800
   Pennsylvania State, Ser A07, GO,
     FGIC (A)
       2.400%, 02/01/14                                    985              985
   Philadelphia, Hospital & Higher
     Education Facilities Authority,
     Childrens Hospital Project,
     Ser A, RB (A)
       2.340%, 02/15/14                                  7,900            7,900
   Philadelphia, Industrial Development
     Authority, School for the Deaf
     Project, RB (A) (B)
       2.540%, 11/01/32                                    500              500
   Sayre, Healthcare Facilities Authority,
     Capital Financing Project, Ser A,
     RB, AMBAC (A)
       2.400%, 12/01/20                                    700              700
       2.400%, 12/01/20                                  1,200            1,200
   Sayre, Healthcare Facilities Authority,
     Capital Financing Project, Ser C,
     RB, AMBAC (A)
       2.400%, 12/01/20                                  4,900            4,900
   Sayre, Healthcare Facilities Authority,
     Capital Financing Project, Ser J,
     RB, AMBAC (A)
       2.400%, 12/01/20                                  1,400            1,400
   Southcentral, General Purpose
     Authority, Wellspan Health Obligation
     Project, Ser A, RB, AMBAC (A)
       2.350%, 06/07/23                                  1,500            1,500

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Wilkins, Industrial Development
     Authority, Fairview Extended
     Project, Ser B, RB (A) (B)
       2.450%, 01/01/21                           $        500    $         500
                                                                  -------------
                                                                         92,965
                                                                  -------------
PUERTO RICO -- 0.1%
   Puerto Rico, Electric Power Authority,
     Ser B-03, RB, MBIA (A)
       2.370%, 07/01/20                                    900              900
                                                                  -------------
SOUTH CAROLINA -- 1.0%
   South Carolina State, Economic Jobs
     Development Authority, St. Joseph's
     High School Project, RB (A) (B)
       2.690%, 05/15/25                                  4,635            4,635
   South Carolina State, Ser C05,
     GO (A) (B)
       2.400%, 04/01/28                                  3,000            3,000
                                                                  -------------
                                                                          7,635
                                                                  -------------
TENNESSEE -- 2.0%
   Blount County, Public Building
     Authority, Tennessee Library
     Project, RB (A) (B)
       2.490%, 12/01/15                                  2,500            2,500
   Cleveland, Industrial Development
     Board, YMCA MET Chattanooga
     Project, RB (A) (B)
       2.490%, 07/01/19                                  1,200            1,200
   Franklin County, Health & Education
     Facilities, University of the South
     Sewanee Project, RB (A)
       2.350%, 09/01/10                                  1,500            1,500
   Knox County, Industrial Development
     Board, Professional Plaza Project,
     RB, FGIC (A) (B)
       3.300%, 12/01/14                                  1,600            1,600
   Metropolitan Nashville & Davidson
     County, Health & Educational
     Facilities Board, Dede Wallace
     Healthcare Systems Project,
     RB (A) (B)
       2.490%, 03/01/16                                    700              700
   Metropolitan Nashville & Davidson
     County, Health & Educational
     Facilities Board, Father Ryan High
     School Project, RB (A) (B)
       2.360%, 07/01/22                                  3,800            3,800
   Metropolitan Nashville & Davidson
     County, Health & Educational
     Facilities Board, Franklin Road
     Project, RB (A) (B)
       2.490%, 07/01/21                                  1,065            1,065


--------------------------------------------------------------------------------
20                       SEI Tax Exempt Trust / Annual Report / August  31, 2005

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Sevier County, Public Building
     Authority, Public Projects
     Construction Notes, Ser A-3, RB (A)
       2.900%, 04/01/08                           $      2,000    $       2,000
                                                                  -------------
                                                                         14,365
                                                                  -------------
TEXAS -- 5.3%
   Cypress-Fairbanks, Independent
     School District, Ser C-16, GO (A)
       2.400%, 02/15/27                                  4,495            4,495
   Gulf Coast, Industrial Development
     Authority, Petrounited Project,
     RB (A) (B)
       2.600%, 11/01/19                                  1,500            1,500
   Gulf Coast, Waste Disposal Authority,
     Armco Project, RB (A) (B)
       2.520%, 12/01/08                                  1,800            1,800
   Houston, Independent School District,
     Ser 1111, GO (A)
       2.520%, 02/15/26                                    500              500
   Houston, Independent School District,
     Ser 408, GO (A)
       2.530%, 02/15/29                                  5,060            5,060
   Houston, Ser 1151, GO, AMBAC (A)
       2.520%, 03/01/19                                  6,500            6,500
   Houston, Utilities System Revenue
     Authority, Ser B17, RB, MBIA (A)
       2.400%, 05/15/27                                    450              450
   Northside, Independent School District,
     School Building Project, GO (A)
       2.850%, 06/15/35                                  6,850            6,850
   Tarrant County, Multi-Family Housing
     Finance Authority, Sierra Project,
     RB (A) (D)
       2.380%, 02/15/27                                  1,560            1,560
   Texas State, ABN Amro Munitops
     Certificate Trust, Ser 2005-21,
     GO (A)
       2.540%, 02/01/13                                  2,775            2,775
   Texas State, Multi-Family Housing
     Authority, Department of Housing &
     Community Affairs, High Point
     Project, RB (A) (D)
       2.380%, 02/01/23                                  1,995            1,995
   Waxahachie, Independent School
     District, Ser C19, GO (A)
       2.400%, 08/15/30                                  5,140            5,140
                                                                  -------------
                                                                         38,625
                                                                  -------------
UTAH -- 0.1%
   Murray City, Hospital Authority, Health
     Services Project, Ser C, RB (A)
       2.340%, 05/15/36                                  1,000            1,000
                                                                  -------------

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
VERMONT -- 1.3%
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Capital Asset Financing Project,
     Ser 1, RB (A) (B)
       2.620%, 06/01/22                           $        475    $         475
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Capital Asset Financing Project,
     Ser 2, RB (A)
       2.620%, 06/01/27                                  2,400            2,400
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Middlebury College Project,
     Ser A, RB (A)
       1.960%, 11/01/27                                  3,000            3,000
   Vermont State, Student Assistance
     Authority, RB (A) (B)
       2.600%, 01/01/08                                  3,925            3,925
                                                                  -------------
                                                                          9,800
                                                                  -------------
VIRGINIA -- 0.2%
   Newport News, Redevelopment &
     Housing Authority, Springhouse
     Apartments Project, RB (A) (D)
       2.500%, 09/01/26                                  1,450            1,450
                                                                  -------------
WASHINGTON -- 3.5%
   Northwest Washington, Electric
     Revenue Authority, Ser A04,
     RB, MBIA (A)
       2.400%, 07/01/18                                  4,180            4,180
   Port Moses Lake, Public Industrial
     Authority, Basic American Foods
     Project, RB (A) (B)
       2.350%, 09/01/05                                  4,200            4,200
   Port Seattle, Ser 3044, RB, MBIA (A)
       2.530%, 03/01/22                                  7,455            7,455
   Washington State, ABN Amro
     Munitops Certificate Trust,
     Ser 2005-28, RB, MBIA (A)
       2.530%, 03/01/13                                  3,995            3,995
   Washington State, Economic
     Development Finance Authority,
     Pioneer Human Services Project,
     Ser H, RB (A) (B)
       2.340%, 09/01/18                                    650              650
   Washington State, Housing Finance
     Commission, Panorama City
     Project, RB (A) (B)
       2.350%, 01/01/27                                    630              630


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                        21

STATEMENT OF NET ASSETS


Tax Free Fund (Concluded)
August 31, 2005
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Washington State, Housing Finance
      Commission, Pioneer Human
      Services Program, Ser A, RB (A) (B)
         2.420%, 08/01/19                         $        250    $         250
   Washington State, Housing Finance
      Commission, St. Vincent De Paul
      Project, Ser A, RB (A) (B)
         2.520%, 02/01/31                                2,555            2,555
   Washington State, Ser A11, GO,
      MBIA (A)
         2.400%, 06/01/17                                1,620            1,620
                                                                  -------------
                                                                         25,535
                                                                  -------------
WISCONSIN -- 4.3%
   Appleton, Industrial Development
      Authority, Valley Packaging
      Industries Project, RB (A) (B)
         2.600%, 02/01/11                                  530              530
   Green Bay, Industrial Development
      Authority, Curative Rehabilitation
      Center Project, RB (A) (B)
         2.600%, 07/01/13                                  245              245
   Luxemburg-Casco, School District,
      TRAN
         2.050%, 11/01/05                                2,850            2,850
   Marshfield, Unified School District,
      Ser A, BAN
         4.000%, 11/01/05                                1,100            1,102
   Menomonee Falls, Industrial
      Development Authority, Maysteel
      Project, RB (A) (B)
         2.590%, 11/01/14                                1,900            1,900
   Milwaukee, Redevelopment Authority,
      Montessori Society School Project,
      RB (A) (B)
         2.420%, 07/01/21                                   95               95
   Racine, Unified School District, TRAN
         4.000%, 07/14/06                                4,200            4,244
   West Allis, State Fair Park Exposition,
      RB (A) (B)
         2.540%, 08/01/28                                6,295            6,295
   West Salem, School District, TRAN
         2.000%, 09/01/05                                1,000            1,000
   Wisconsin State, Health & Educational
      Facilities Authority, Alverno College
      Project, RB (A) (B)
         2.370%, 11/01/17                                  300              300
   Wisconsin State, Health & Educational
      Facilities Authority, Blood Center
      Project, Ser A, RB (A) (B)
         2.380%, 06/01/19                                6,485            6,485

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Wisconsin State, Health & Educational
      Facilities Authority, Mercy Health
      Systems Project, Ser C, RB (A) (B)
         2.500%, 08/15/23                         $      4,540    $       4,540
   Wisconsin State, Health & Educational
      Facilities Authority, Meriter Hospital
      Project, RB (A) (B)
         2.370%, 12/01/32                                  500              500
   Wisconsin State, Health & Educational
      Facilities Authority, Oakwood
      Project, Ser B, RB (A) (B)
         2.500%, 08/15/30                                1,000            1,000
   Wisconsin State, Health & Educational
      Facilities Authority, Riverview
      Hospital Association Project,
      RB (A) (B)
         2.370%, 10/01/30                                  300              300
                                                                  -------------
                                                                         31,386
                                                                  -------------
MULTI-STATE (E) -- 1.2%
   GAF, Tax Exempt Bond Grantor Trust,
     RB (A)(B)
         2.850%, 10/01/12                                3,685            3,685
   Greystone, Tax Exempt Certificate
      Trust Authority, Senior Certificate
      of Beneficial Ownership Project,
      Ser 98-1, RB (A) (B) (F)
         2.630%, 05/01/28                                5,130            5,130
                                                                  -------------
                                                                          8,815
                                                                  -------------
Total Municipal Bonds
   (Cost $730,513) ($ Thousands)                                        730,513
                                                                  -------------
Total Investments -- 99.7%
   (Cost $730,513) ($ Thousands)                                        730,513
                                                                  -------------
OTHER ASSETS AND LIABILITIES -- 0.3%
Income Distributions Payable                                               (663)
Administration Fees Payable                                                (252)
Investment Advisory Fees Payable                                            (25)
Other Assets and Liabilities, Net                                         3,187
                                                                  -------------
Total Other Assets and Liabilities                                        2,247
                                                                  -------------
Net Assets -- 100.0%                                              $     732,760
                                                                  =============


--------------------------------------------------------------------------------
22                        SEI Tax Exempt Trust / Annual Report / August 31, 2005

--------------------------------------------------------------------------------
                                                                          Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-In-Capital
   (unlimited authorization -- no par value)                      $     732,813
Accumulated net realized loss on investments                                (53)
                                                                  -------------
Net Assets                                                        $     732,760
                                                                  =============

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($732,760,450 / 731,962,527 shares)                                    $1.00
                                                                  =============

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2005. The demand and interest rate reset features give this security a shorter effective maturity date.
(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(C)   Mandatory Put -- the maturity date shown is the put date.
(D)   Securities are collateralized under an agreement from FHLMC/FNMA/GNMA.
(E) Multi-State bond issue including Arkansas, California, Florida, Georgia, Kansas, Tennessee, and Virginia.
(F) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other" accredited investors."
AMBAC -- American Municipal Bond Assurance Company
BAN -- Bond Anticipation Note
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GNMA -- Government National Mortgage Association
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
Radian -- Radian Asset Assurance
RAN -- Revenue Anticipation Note
RB -- Revenue Bond
SAN -- State Aid Note
Ser -- Series
TAN -- Tax Anticipation Note
TAW -- Tax Anticipation Warrant
TRAN -- Tax and Revenue Anticipation Note

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                        23

STATEMENT OF NET ASSETS


Institutional Tax Free Fund
August 31, 2005
--------------------------------------------------------------------------------

[Bar Chart Omitted]
[Plot Points Follow]

SECTOR WEIGHTINGS (UNAUDITED)*:
24.7% Education
15.9% Industrial Development
12.1% Housing
12.1% Healthcare
11.4% General Revenue
 7.2% General Obligations
 4.3% Public Facilities
 3.5% Utilities
 2.2% Water
 2.2% Power
 1.7% Nursing Homes
 1.2% Pollution Control
 0.9% Transportation
 0.6% Board Book Revenue

*Percentages based on total investments.

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 99.1%

ALABAMA -- 1.1%
   Birmingham, Medical Clinic Broad,
      UAHSF Medical Clinic Project,
      RB (A) (B)
         2.540%, 10/01/28                         $      6,000    $       6,000
   Indian Springs Village, Educational
      Building Authority, Indian Springs
      School Project, RB (A) (B)
         2.640%, 11/01/27                                5,000            5,000
   Mobile, Spring Hill College Project,
      Ser B, RB (A) (B)
         2.400%, 09/01/24                                  500              500
   Russellville, Industrial Development
      Authority, Clark Pulley Industries
      Project, RB (A) (B)
         2.610%, 02/01/09                                1,340            1,340
                                                                  -------------
                                                                         12,840
                                                                  -------------
ALASKA -- 0.4%
   Valdez, Marine Terminal, BP Pipelines
      Project, Ser B, RB (A)
         2.330%, 07/01/37                                3,200            3,200
   Valdez, Marine Terminal, BP Pipelines
      Project, Ser C, RB (A)
         2.330%, 07/01/37                                1,400            1,400
                                                                  -------------
                                                                          4,600
                                                                  -------------
ARIZONA -- 1.2%
   Arizona State, School Facilities Board
      Certificates, COP, FGIC (A)
         2.530%, 09/01/17                                2,405            2,405

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Maricopa County, Industrial
      Development Authority, Arcadia Vista
      Apartments Project, Ser A,
      RB (A) (B)
         2.590%, 09/01/27                          $     5,125    $       5,125
   Maricopa County, Industrial
      Development Authority, Gran
      Victoria Housing Project, Ser A,
      RB (A) (C)
         2.490%, 04/15/30                                5,465            5,465
   Phoenix, Industrial Development
      Authority, Valley of the Sun YMCA
      Project, RB (A) (B)
         2.320%, 01/01/31                                  400              400
                                                                  -------------
                                                                         13,395
                                                                  -------------
ARKANSAS -- 1.6%
   Arkansas State, Water & Sewer
      Authority, RB, MBIA
         2.400%, 10/01/05                                2,500            2,500
   Pulaski County, Lease Purchase,
      Ser A, RB (A) (D)
         2.590%, 03/01/07                               16,000           16,000
                                                                  -------------
                                                                         18,500
                                                                  -------------
CALIFORNIA -- 0.7%
   California State, Department of Water
      Resources, Ser 358, RB (A)
         2.470%, 12/01/29                                  650              650
   Contra Costa County, Ser 154Z, COP,
      MBIA (A)
         2.520%, 11/01/07                                5,995            5,995
   Irvine Ranch, Water District Authority,
      Ser B, GO (A) (B)
         2.350%, 10/01/09                                1,000            1,000
                                                                  -------------
                                                                          7,645
                                                                  -------------
COLORADO -- 3.4%
   Adams County, Multi-Family Housing
      Authority, Hunters Cove Project,
      Ser A, RB (A) (C)
         2.420%, 01/15/14                                  400              400
   Arapahoe County, Water & Wastewater
      Authority, Refunding & Improvement
      Project, Ser A, RB (A) (B)
         2.520%, 12/01/33                                2,000            2,000
   Arvada, Water Authority, RB, FSA (A)
         2.650%, 11/01/20                                2,300            2,300
   Boulder County, Development
      Authority, Geological Society of
      America Project, Ser 92, RB (A) (B)
         2.300%, 12/01/08                                  825              825


--------------------------------------------------------------------------------
24                        SEI Tax Exempt Trust / Annual Report / August 31, 2005

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Castlewood Ranch, Metropolitan
      District, GO (A) (B)
         2.300%, 12/01/31                          $      2,000   $        2,000
   Colorado State, Educational & Cultural
      Facilities Authority, Fountain Valley
      School Project, RB (A) (B)
         2.600%, 08/01/13                                  900              900
   Colorado State, Educational & Cultural
      Facilities Authority, Linfield Christian
      School Project, RB (A) (B)
         2.590%, 05/01/30                                6,250            6,250
   Colorado State, Educational & Cultural
      Facilities Authority, National Jewish
      Federal Program, Ser A, RB (A) (B)
         2.340%, 09/01/35                                2,705            2,705
   Colorado State, Health Facilities
      Authority, Christian Living Project,
      Ser A, RB (A) (B)
         2.530%, 01/01/31                                3,415            3,415
   Colorado State, Health Facilities
      Authority, The Visiting Nurse Project,
      RB (A) (B)
         2.380%, 07/01/22                                  200              200
   Colorado State, Regional Transportation
      Authority, RB, AMBAC (A)
         2.530%, 06/01/25                                2,100            2,100
   Colorado State, Superior Metropolitan
      District Authority, Refunding &
      Improvements Project, Ser C,
      RB (A) (B)
         2.300%, 12/01/20                                8,430            8,430
   Denver (City & County), Multi-Family
      Housing Authority, Ogden
      Residences Project, RB (A) (B)
         2.340%, 12/01/29                                1,600            1,600
   Dove Valley, Metropolitan District, GO,
      Mandatory Put @ 100 (E)
         1.950%, 05/01/20                                1,670            1,670
   NBC, Metropolitan District Authority,
      GO (A) (B)
         2.590%, 12/01/30                                1,580            1,580
   Willow Trace, Metropolitan District
      Authority, Ser A, GO (A) (B)
         2.300%, 12/01/31                                1,290            1,290
                                                                   ------------
                                                                         37,665
                                                                   ------------
DELAWARE -- 0.9%
   Delaware State, Economic
      Development Authority, Peninsula
      United Methodist Project, Ser B,
      RB (A) (B)
         2.510%, 05/01/15                                4,145            4,145

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Sussex County, Economic
      Development Authority, Route 113
      Limited Partnership Project,
      RB (A) (B)
         2.800%, 11/01/06                         $      5,700     $      5,700
   University of Delaware, University
      Revenue Authority, Ser A, RB (A)
         2.490%, 11/01/18                                  400              400
                                                                   ------------
                                                                         10,245
                                                                   ------------
DISTRICT OF COLUMBIA -- 0.1%
   District of Columbia, Laboratory
      School Issue, RB (A) (B)
         2.590%, 12/01/23                                1,575            1,575
                                                                   ------------
FLORIDA -- 3.5%
   Alachua County, Industrial
      Development Authority, Oak Hall
      School Project, RB (A) (B)
         2.540%, 07/01/19                                1,155            1,155
   Florida State, Multi-Family Housing
      Authority, Country Club Project,
      Ser PP, RB (A) (C)
         2.520%, 12/01/12                               16,500           16,500
   Florida State, Multi-Family Housing
      Authority, Lakeside North Project,
      RB (A) (C)
         2.520%, 06/01/34                                  700              700
   Florida State, Multi-Family Housing
      Authority, River Oaks Apartments
      Project, RB (A) (D)
         2.380%, 12/01/29                                2,600            2,600
   Jacksonville, Industrial Development
      Authority, University of Florida
      Health Science Center Project,
      RB (A)
         2.530%, 07/01/19                                1,000            1,000
   Miami-Dade County, Industrial
      Development Authority, Saral
      Publications Project, RB (A) (B)
         2.490%, 04/01/08                                  200              200
   Orange County, Multi-Family Housing
      Authority, Post Lake Apartments
      Project, RB (A) (C)
         2.360%, 06/01/25                                3,785            3,785
   Pasco County, Multi-Family Housing
      Finance Authority, Carlton Arms
      Magnolia Project, RB (A) (B)
         2.625%, 12/01/07                                4,685            4,685
   South Broward Hospital District,
      Ser 337, RB, MBIA
         2.530%, 05/01/32                                7,115            7,115


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                        25

STATEMENT OF NET ASSETS

August 31, 2005
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Volusia County, Industrial
      Development Authority, APCO
      Project, Ser A, RB (A) (B)
         2.590%, 02/01/30                        $         920     $        920
                                                                   ------------
                                                                         38,660
                                                                   ------------
GEORGIA -- 6.9%
   Clayton County, Multi-Family Housing
      Authority, Rivers Edge
      Development Project, RB (A) (C)
         2.500%, 07/01/32                                1,000            1,000
   Dalton, Utilities Authority, Ser A02,
      RB, FSA (A)
         2.400%, 01/01/12                                4,515            4,515
   DeKalb County, Multi-Family Housing
      Authority, Winters Creek
      Apartments Project, RB (A) (C)
         2.380%, 06/15/25                                  400              400
   DeKalb County, Multi-Family Housing
      Authority, Woodhills Apartments
      Project, RB (A) (B)
         2.410%, 12/01/07                                4,750            4,750
   Fulton County, Development Authority,
      Epstein School Project, RB (A) (B)
         2.490%, 01/01/17                                1,800            1,800
   Fulton County, Development Authority,
      Morehouse School of Medicine
      Project, RB (A) (B)
         2.490%, 02/01/18                                2,200            2,200
   Fulton County, Industrial Development
      Authority, ADP Project, RB (A)
         2.650%, 09/01/12                                2,770            2,770
   Fulton County, Industrial Development
      Authority, Holy Innocents School
      Project, RB (A) (B)
         2.490%, 02/01/18                                  700              700
   Fulton County, Multi-Family Housing
      Authority, Champions Green
      Apartments Project, Ser B, RB (A)
         2.380%, 10/01/25                                8,700            8,700
   Fulton County, Residential Care
      Authority, Lenbrook Square
      Foundation Project, RB (A) (B)
         2.370%, 01/01/18                                  250              250
   Gainesville & Hall Counties, Senior
      Living Facilities, Lanier Village
      Project, Ser A, RB (A) (B)
         2.380%, 11/15/10                               13,850           13,850
   Georgia State, Municipal Electric
      Authority, RB, FSA (A)
         2.530%, 07/01/08                                7,730            7,730

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Gwinnett County, Development
      Authority, Wesleyan School
      Project, RB (A) (B)
         2.490%, 03/01/17                         $        815     $        815
   Gwinnett County, Gwinnett Hospitals
      Systems Project, RB (A) (B)
         2.360%, 07/01/32                                4,000            4,000
   Macon-Bibb County, Hospital
      Authority, Medical Center of
      Central Georgia Project, RB (A) (B)
         2.360%, 07/01/28                                  500              500
   Marietta, Multi-Family Housing
      Authority, Franklin Walk Apartments
      Project, RB (A) (C)
         2.535%, 01/01/32                                4,890            4,890
   Marietta, Multi-Family Housing
      Authority, Winterset Apartments
      Project, RB (A) (B)
         2.380%, 02/01/26                                3,800            3,800
   Roswell, Multi-Family Housing
      Authority, Azalea Park Apartments
      Project, RB (A) (C)
         2.380%, 06/15/25                                5,300            5,300
   Roswell, Multi-Family Housing
      Authority, Belcourt Project,
      Ser A, RB (A) (B)
         2.550%, 09/01/07                                9,000            9,000
                                                                   ------------
                                                                         76,970
                                                                   ------------
HAWAII -- 1.1%
   Hawaii State, GO, FSA (A)
         2.400%, 07/01/18                                3,880            3,880
   Hawaii State, Ser 2921, GO,
      AMBAC (A)
         2.530%, 07/01/23                                8,840            8,840
                                                                   ------------
                                                                         12,720
                                                                   ------------
IDAHO -- 0.8%
   Ammon, Urban Renewal Agency, Tax
      Increment Project, Ser A, TA (A) (B)
         2.690%, 08/01/24                                1,605            1,605
   Boise State, University Foundation,
      Engineering Technology Project,
      RB (A) (B)
         2.370%, 08/01/08                                  445              445
   Twin Falls, Urban Renewal Agency,
      Tax Allocation Project, Ser A,
      RB (A) (B)
         2.690%, 08/01/22                                6,440            6,440
                                                                   ------------
                                                                          8,490
                                                                   ------------


--------------------------------------------------------------------------------
26                        SEI Tax Exempt Trust / Annual Report / August 31, 2005

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
ILLINOIS -- 7.8%
   Belleville, Industrial Development
      Authority, Wetterau Project,
      RB (A) (B)
         2.520%, 12/01/08                         $      1,250     $      1,250
   Central Lake County, Joint Action
      Project, Ser B18, RB, AMBAC
      (A) (B)
         2.400%, 05/01/20                                6,575            6,575
   Chicago, Board of Education,
      Ser E, GO, FSA
         2.500%, 03/01/15                               15,530           15,530
   Chicago, Park District Authority,
      Corporate Purpose, Ser A, TAW
         4.000%, 05/01/06                                2,000            2,014
   Cook County, Ser B11, GO,
      AMBAC (A)
         2.400%, 11/15/25                                2,995            2,995
   Illinois State, Development Financing
      Authority, American Academy
      Project, RB (A) (B)
         2.600%, 04/01/21                                1,700            1,700
   Illinois State, Development Financing
      Authority, Casa Central Padres
      Project, RB (A) (B)
         2.600%, 08/01/26                                1,280            1,280
   Illinois State, Development Financing
      Authority, McCormick Theological
      Project, Ser A, RB (A) (B)
         2.400%, 06/01/19                                1,000            1,000
   Illinois State, Development Financing
      Authority, North Shore Country Day
      Project, RB (A) (B)
         2.400%, 07/01/33                                3,575            3,575
   Illinois State, Development Financing
      Authority, World Communications
      Project, RB (A) (B)
         2.400%, 08/01/15                                  100              100
   Illinois State, Economic Development
      Financing Authority, Clearbrook
      Project, RB (A) (B)
         2.600%, 06/01/20                                3,000            3,000
   Illinois State, Educational Facilities
      Authority, Art Institute of Chicago
      Cultural Pooled Financing Project,
      RB (A) (B)
         2.400%, 07/01/29                                2,865            2,865
   Illinois State, Finance Authority, IIT
      Research Institute Project,
      RB (A) (B)
         2.520%, 10/01/34                                6,400            6,400
   Illinois State, Finance Authority, Kohl
      Childrens Museum Project,
      RB (A) (B)
         2.400%, 07/01/34                                2,680            2,680

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Illinois State, Finance Authority,
      Northwestern Memorial Project,
      Sub-Ser B-1, RB (A)
         2.340%, 08/15/38                         $        300     $        300
   Illinois State, Finance Authority, Rest
      Haven Christian Service Project,
      Ser B, RB (A) (B)
         2.500%, 11/15/34                                5,000            5,000
   Illinois State, Finance Authority,
      Richard H. Driehaus Museum
      Project, RB (A) (B)
         2.400%, 02/01/35                                4,800            4,800
   Illinois State, Health Facilities
      Authority, Glenkirk Project,
      RB (A) (B)
         2.580%, 02/15/21                                  880              880
   Illinois State, Health Facilities
      Authority, Memorial Health
      Systems Project, RB (A) (B)
         2.370%, 10/01/22                                2,600            2,600
   Illinois State, Ser 783, GO, FSA (A)
         2.520%, 04/01/27                                6,013            6,013
   Illinois State, State Sales Tax Project,
      Ser A05, RB, FGIC (A)
         2.400%, 06/15/24                                4,445            4,445
   Lake County, Community School
      District No. 73, Ser 329, GO,
      FGIC (A)
         2.560%, 12/01/14                                5,785            5,785
   Macon County, Industrial Development
      Authority, Decatur Family YMCA
      Project, RB (A) (B)
         2.600%, 05/01/35                                4,300            4,300
   Oakbrook Terrace, Industrial
      Development Authority, Oakbrook
      Terrace Atrium Project, RB (A) (B)
         2.750%, 12/01/25                                2,000            2,000
   University of Illinois, Utility
      Infrastructure Projects, COP (A)
         2.490%, 08/15/21                                  245              245
                                                                   ------------
                                                                         87,332
                                                                   ------------
INDIANA -- 3.8%
   Avon, Community School Building
      Corporation, BAN
         3.000%, 11/01/05                                1,000            1,000
   Brownsburg, 1999 School Building
      Corporate Authority, RB, FSA
         3.000%, 02/01/06                                1,000            1,002
   Crawfordsville, Multi-Family Housing
      Authority, Autumn Woods Phase II
      Project, Ser A, RB (A) (B)
         2.520%, 01/01/33                                4,150            4,150


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                        27

STATEMENT OF NET ASSETS

August 31, 2005
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Crawfordsville, Multi-Family Housing
      Authority, Autumn Woods Phase II
      Project, Ser B, RB (A) (B)
         2.600%, 01/01/33                         $        990     $        990
   East Porter County, School Building
      Corporation, Spears Project,
      Ser DB-145, RB, MBIA (A)
         2.530%, 07/15/16                                3,590            3,590
   Elkhart County, Industrial
      Development Authority, Hubbard
      Hill Estates Project, RB (A) (B)
         2.510%, 11/01/21                                2,685            2,685
   Frankfort, Economic Development
      Authority, Frito-Lay Project,
      RB (A)
         1.850%, 11/01/14                                1,000            1,000
   Indiana Bond Bank, Advanced
      Funding Program Notes Project,
      Ser A, RB (A)
         3.250%, 01/26/06                                7,000            7,026
   Indiana State, Development Finance
      Authority, Cathedral High School
      Project, RB (A) (B)
         2.370%, 09/01/26                                  900              900
   Indiana State, Health Facilities
      Financing Authority, Capital Access
      Pool Program, RB (A) (B)
         2.380%, 04/01/13                                  290              290
   Indiana State, Health Facilities
      Financing Authority, Fayette
      Memorial Hospital Association
      Project, Ser A, RB (A) (B)
         2.370%, 10/01/32                                3,500            3,500
   Indiana State, Health Facilities
      Financing Authority, Margaret Mary
      Community Hospital Project,
      Ser A, RB (A) (B)
         2.370%, 12/01/29                                3,450            3,450
   Indiana State, Health Facilities
      Financing Authority, Mary Sherman
      Hospital Project, RB (A) (B)
         2.530%, 05/01/19                                3,535            3,535
   Indiana State, Transportation Finance
      Authority, Ser B-21, RB, FGIC (A)
         2.400%, 12/01/22                                1,995            1,995
   Muncie, Community Schools,
      Temporary Loan Warrants,
         2.800%, 12/30/05                                5,800            5,805
   Spencer-Owen, Community Schools, TAW
         3.000%, 12/30/05                                1,700            1,703
                                                                   ------------
                                                                         42,621
                                                                   ------------

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
IOWA -- 1.9%
   Cerro Gordo County, Private Schools
      Facilities, Newman Catholic Schools
      Systems Project, RB (A) (B)
         2.420%, 05/01/32                         $      4,100     $      4,100
   Iowa State, Healthcare Facilities
      Authority, Care Initiatives Project,
      RB (A) (B)
         2.370%, 11/01/32                                2,265            2,265
   Iowa State, Higher Education Loan
      Authority, Morningside Project,
      Ser G, RAN (B)
         3.750%, 05/24/06                                2,000            2,011
   Iowa State, Higher Education Loan
      Authority, Private College Facilities
      Project, Maharishi University,
      RB (A) (B)
         2.600%, 10/01/30                                1,400            1,400
   Iowa State, Higher Education Loan
      Authority, Private College Facilities,
      Des Moines Project, RB (A) (B)
         2.370%, 10/01/33                                1,700            1,700
   Iowa State, Higher Education Loan
      Authority, Private College Facilities,
      St. Ambrose Project, RB (A) (B)
         2.320%, 04/01/33                                1,110            1,110
   Iowa State, Higher Education Loan
      Authority, Private College Facilities,
      Wartburg Project, RB (A) (B)
         2.370%, 03/01/30                                4,850            4,850
   Iowa State, Higher Education Loan
      Authority, Private Colleges Facilities,
      Drake University Project, RB (A) (B)
         2.370%, 07/01/31                                1,300            1,300
   Iowa State, Higher Education Loan
      Authority, Private Colleges Facilities,
      Morningside College Project,
      RB (A) (B)
         2.370%, 07/01/26                                2,500            2,500
                                                                   ------------
                                                                         21,236
                                                                   ------------
KANSAS -- 3.3%
   Kansas State, Development Finance
      Authority, Department of
      Administration Project, Ser J-2,
      RB (A)
         2.320%, 12/01/34                                1,900            1,900
   Kansas State, Development Finance
      Authority, Hays Medical Center
      Project, Ser N, RB (A) (B)
         2.370%, 05/15/26                                  450              450


--------------------------------------------------------------------------------
28                        SEI Tax Exempt Trust / Annual Report / August 31, 2005

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Kansas State, Development Finance
     Authority, Multi-Family Housing,
     Woodridge Project, RB (A) (C)
       2.520%, 12/01/20                           $      3,700     $      3,700
   Leavenworth County, GO, FGIC (A)
       2.530%, 09/01/26                                  7,160            7,160
   Merriam, Multi-Family Housing
     Authority, Pinegate Apartments
     Project, RB (A) (B)
       2.600%, 12/01/26                                  6,520            6,520
   Prairie Village, Multi-Family Housing
     Authority, Corinth Place Apartments
     Project, RB (A)
       2.500%, 11/01/30                                  1,600            1,600
   University of Kansas, Hospital
     Authority, KU Health Systems
     Project, RB (A) (B)
       2.320%, 09/01/34                                    400              400
   Wyandotte County, Unified
     Government, Municipal Temporary
     Notes, Ser III, GO
       2.750%, 04/01/06                                 15,037           15,037
                                                                       --------
                                                                         36,767
                                                                       --------
KENTUCKY -- 2.5%
   Kentucky State, Area Development
     Districts Financing Trust, Calloway
     County Fire No. 6 Project, Ser A,
     RB (A) (B)
       2.570%, 12/01/32                                    490              490
   Kentucky State, Area Development
     Districts Financing Trust, Garrison
     Volunteer Fire Project, Ser A,
     RB (A) (B)
       2.570%, 12/01/32                                    100              100
   Kentucky State, Asset & Liability
     Commission, Ser A, TRAN
       4.000%, 06/28/06                                 12,000           12,128
   Kentucky State, Rural Water Finance
     Authority, Construction Notes,
     RB (A)
       2.400%, 10/01/06                                  8,000            8,000
   Lexington, Government Industrial
     Building Authority, American Horse
     Shows Association Project,
     RB (A) (B)
       2.570%, 12/01/18                                  1,820            1,820
   Lexington-Fayette Urban County,
     Educational Facilities Authority,
     Sayre School Project, RB (A) (B)
       2.540%, 08/01/21                                  2,800            2,800

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Lexington-Fayette Urban County,
     Government Residential Facilities,
     Richmond Place Project, RB (A) (B)
       2.750%, 04/01/15                                $ 3,000         $  3,000
                                                                       --------
                                                                         28,338
                                                                       --------
LOUISIANA -- 1.7%
   Louisiana State, Higher Education
     Facilities Authority, Northwestern
     State University Student Housing
     Program, Ser A, RB (A) (B)
       2.570%, 08/01/34                                  1,500            1,500
   Louisiana State, Public Facilities
     Authority, Advanced Funding
     Project, Ser D, RB
       3.000%, 10/20/05                                  7,835            7,848
   Louisiana State, Public Facilities
     Authority, Emberwood Project,
     Ser A, RB (A) (C)
       2.550%, 11/15/33                                  7,000            7,000
   Louisiana State, Public Facilities
     Authority, St. Martins Episcopal
     School Project, RB (A) (B)
       2.600%, 09/01/19                                  2,370            2,370
                                                                       --------
                                                                         18,718
                                                                       --------
MAINE -- 0.1%
   Portland, Industrial Development
     Authority, W.W. Grainger Project,
     RB (A)
       2.600%, 12/01/10                                  1,315            1,315
                                                                       --------
MARYLAND -- 0.4%
   Frederick, GO (A) (B)
       2.550%, 08/01/11                                  2,800            2,800
   Maryland State, Economic
     Development Authority, Goodwill
     Industrial Project, RB (A) (B)
       2.490%, 09/01/24                                    400              400
   Maryland State, Industrial
     Development Financing Authority,
     Baltimore International Culinary
     Project, RB (A) (B)
       2.590%, 05/01/24                                  1,535            1,535
                                                                       --------
                                                                          4,735
                                                                       --------
MASSACHUSETTS -- 3.4%
   Lowell, BAN
       3.500%, 03/24/06                                  4,350            4,370
   Massachusetts State, Development
     Finance Agency, Briarwood
     Retirement Project, Ser A,
     RB (A) (B)
       2.500%, 01/01/35                                  1,000            1,000


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                        29

STATEMENT OF NET ASSETS

August 31, 2005
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Development
     Finance Agency, Cardinal Cushing
     Centers Project, RB (A) (B)
       2.500%, 02/01/33                                $ 1,700         $  1,700
   Massachusetts State, Development
     Finance Agency, Contemporary Art
     Project, Ser A, RB (A) (B)
       2.500%, 07/01/34                                  2,000            2,000
   Massachusetts State, Development
     Finance Agency, Dana Hall School
     Project, RB (A) (B)
       2.500%, 06/01/34                                  2,500            2,500
   Massachusetts State, Development
     Finance Agency, Elderhostel Inc.
     Project, RB (A) (B)
       2.490%, 08/01/30                                  2,825            2,825
   Massachusetts State, Development
     Finance Agency, Marino Foundation
     Project, RB (A) (B)
       2.500%, 07/01/21                                  1,900            1,900
   Massachusetts State, Development
     Finance Agency, Suffolk University
     Project, Ser A, RB (A) (C)
       2.440%, 07/01/35                                 11,000           11,000
   Massachusetts State, Development
     Finance Agency, Ursuline Academy
     Dedham Project, RB (A) (B)
       2.490%, 05/01/32                                  1,300            1,300
   Massachusetts State, Health &
     Educational Facilities Authority,
     Bentley College Issue, Ser K,
     RB (A) (B)
       2.450%, 07/01/30                                  1,000            1,000
   Massachusetts State, Health &
     Educational Facilities Authority,
     Berklee College of Music Project,
     Ser D, RB, MBIA (A)
       2.240%, 10/01/27                                    415              415
   Massachusetts State, Health &
     Educational Facilities Authority,
     Williams College Issue,
     Ser E, RB (A)
       2.390%, 08/01/14                                    540              540
   Massachusetts State, Industrial
     Finance Agency, Governor Dummer
     Academy Project, RB (A) (B)
       2.490%, 07/01/26                                    250              250
   Massachusetts State, Turnpike
     Authority, Ser 334, RB, MBIA (A)
       2.510%, 01/01/37                                  2,000            2,000
   Massachusetts State, Water Pollution
     Authority, Ser 867T, RB (A)
       2.520%, 08/01/12                                    830              830

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Water
     Resources Authority, Ser D,
     RB, FGIC (A)
       2.350%, 11/01/26                                $ 2,860         $  2,860
   University of Massachusetts, Building
     Authority, Ser 381, RB, AMBAC (A)
       2.520%, 11/01/20                                  1,000            1,000
                                                                       --------
                                                                         37,490
                                                                       --------
MICHIGAN -- 3.1%
   Birmingham, Economic Development
     Authority, Brown State Project,
     RB (A) (B)
       2.738%, 12/01/18                                    975              975
   Essexville-Hampton, Public Schools,
     SAN
       3.600%, 05/31/06                                  1,000            1,004
   Farmington Hills, Economic
     Development Authority, Brookfield
     Building Association Project,
     RB (A) (B)
       2.216%, 11/01/10                                  1,330            1,330
   Jackson County, Economic
     Development Authority, Limited
     Thrifty Leoni Project, RB (A) (B)
       2.510%, 12/01/14                                  1,000            1,000
   Lansing, Economic Development
     Authority, Atrium Office Partners
     Project, RB (A) (B)
       3.150%, 05/01/15                                  1,525            1,525
   Michigan State, Housing Development
     Authority, Shoal Creek Project,
     RB (A) (B)
       2.350%, 10/01/07                                  1,000            1,000
   Michigan State, Job Development
     Authority, Kentwood Residence
     Project, RB (A) (B)
       2.502%, 11/01/14                                  3,000            3,000
   Michigan State, Municipal Bond
     Authority, Ser B-1, BAN
       4.000%, 08/18/06                                  4,600            4,648
   Michigan State, Strategic Fund,
     Detroit Symphony Project, Ser A
     RB (A) (B)
       2.320%, 06/01/31                                  1,100            1,100
   Michigan State, Strategic Fund, Hope
     Network Project, RB (A) (B)
       2.510%, 04/01/35                                  9,110            9,110
   Michigan State, Strategic Fund,
     Pilgrim Manor Project, RB (A) (B)
       2.600%, 05/01/20                                  3,300            3,300
   Michigan State, Strategic Fund, YMCA
     Greater Grand Rapids Project,
     RB (A) (B)
       2.510%, 07/01/34                                  3,500            3,500


--------------------------------------------------------------------------------
30                        SEI Tax Exempt Trust / Annual Report / August 31, 2005

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Northville Township, Economic
     Development Authority, Thrifty
     Northville Project, RB (A) (B)
       2.510%, 05/01/14                                $ 1,500         $  1,500
   Oakland County, Economic
     Development Authority, Corners
     Shopping Center, RB (A) (B)
       3.250%, 08/01/15                                  2,240            2,240
                                                                       --------
                                                                         35,232
                                                                       --------
MINNESOTA -- 2.2%
   Arden Hills, Housing & Health
     Authority, Presbyterian Homes
     Project, Ser B, RB (A) (B)
       2.370%, 09/01/29                                  1,346            1,346
   Big Lake, Independent School District
     No. 727, Ser A, GO
       3.000%, 09/12/05                                  4,090            4,092
   Bloomington, Commercial
     Development Authority, ATS II
     Project, RB (A) (B)
       2.590%, 03/01/12                                  2,100            2,100
   Brooklyn, Center Development
     Authority, Brookdale Office Park
     Project, RB (A) (B)
       2.540%, 12/01/14                                  2,455            2,455
   Brooklyn, Center Development
     Authority, Brookdale Project,
     RB (A) (B)
       2.370%, 12/01/14                                  1,700            1,700
   Coon Rapids, Health Center Systems
     Project, RB (A) (B)
       2.400%, 08/01/15                                  1,900            1,900
   Duluth, Economic Development
     Authority, Miller-Dwan Medical
     Center Project, RB (A) (B)
       2.370%, 06/01/19                                  1,140            1,140
   Mankato, Area Family YMCA Project,
     RB (A) (B)
       2.420%, 05/01/06                                    600              600
   Mankato, Bethany Lutheran College
     Project, Ser B, RB (A) (B)
       2.370%, 11/01/15                                  2,200            2,200
   Minneapolis, Minnehaha Academy
     Project, RB (A) (B)
       2.420%, 05/01/26                                  3,400            3,400
   Roseville, Healthcare Facilities
     Authority, Presbyterian Homes
     Project, RB (A) (B)
       2.370%, 10/01/29                                  1,695            1,695
   Roseville, Multi-Family Housing
     Authority, Rosepointe II Project,
     RB (A) (B)
       2.590%, 09/01/27                                  1,355            1,355

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Roseville, Private School Facilities,
     Northwestern College Project,
     RB (A) (B)
       2.370%, 11/01/22                                $   200         $    200
   St. Paul, Housing & Redevelopment
     Authority, Minnesota Public Radio
     Project, RB (A) (B)
       2.370%, 05/01/22                                    200              200
                                                                       --------
                                                                         24,383
                                                                       --------
MISSISSIPPI -- 0.2%
   Prentiss County, Industrial
     Development Authority, Eastern
     Heidelberg Project, Ser A,
     RB (A) (B)
       2.800%, 10/01/17                                  2,500            2,500
                                                                       --------
MISSOURI -- 4.9%
   Clayton, Industrial Development
     Authority, Bailey Court Project,
     RB (A) (B)
       2.650%, 01/01/09                                  3,500            3,500
   Kansas City, Industrial Development
     Authority, Springs Apartment
     Project, RB (A) (B)
       2.600%, 09/01/25                                  2,350            2,350
   Kirkwood, Tax Increment Revenue
     Authority, Kirkwood Commons
     Project, RB (A) (B)
       2.370%, 10/01/17                                  4,400            4,400
   Missouri State, Development Finance
     Board Infrastructure Authority, St.
     Louis Convention Center Project,
     Ser C, RB (A) (B)
       2.370%, 12/01/20                                  3,500            3,500
   Missouri State, Health & Educational
     Facilities Authority, Christian
     Brothers Project, Ser A, RB (A) (B)
       2.370%, 10/01/32                                  3,800            3,800
   Missouri State, Health & Educational
     Facilities Authority, Drury College
     Project, RB (A) (B)
       2.370%, 08/15/24                                  1,845            1,845
   Missouri State, Health & Educational
     Facilities Authority, Drury University
     Project, RB (A) (B)
       2.370%, 08/15/28                                  2,800            2,800
   Missouri State, Health & Educational
     Facilities Authority, St. Joseph-
     St. Pius Project, Ser A, RB (A) (B)
       2.540%, 12/01/29                                  2,680            2,680


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                        31

STATEMENT OF NET ASSETS

August 31, 2005
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Missouri State, Health & Educational
     Facilities Authority, St. Louis
     University Project, RB (A)
       2.370%, 07/01/32                                $ 1,485         $  1,485
   Missouri State, Health & Educational
     Facilities Authority, St. Louis
     University Project, RB, FGIC (A)
       2.370%, 12/01/05                                    300              300
   Missouri State, Health & Educational
     Facilities Authority, St. Louis
     University Project, Ser A, RB (A)
       2.370%, 10/01/09                                    890              890
   Missouri State, Health & Educational
     Facilities Authority, St. Louis
     University Project, Ser B, RB (A)
       2.370%, 10/01/24                                  3,085            3,085
   Missouri State, Public Buildings
     Authority, Ser B38, RB (A)
       2.400%, 10/15/27                                  1,970            1,970
   Missouri State, Public Utilities
     Commission, Interim Construction
     Notes
       4.000%, 09/15/06                                  5,000            5,047
   St. Charles County, Industrial
     Development Authority, Sun River
     Village Project, RB (A) (B)
       2.580%, 12/01/27                                 12,200           12,200
   St. Louis, Industrial Development
     Authority, Schnuck Markets
     Kirkwood Project, RB (A) (B)
       2.650%, 12/01/15                                  5,250            5,250
                                                                       --------
                                                                         55,102
                                                                       --------
MONTANA -- 1.8%
   Helena, Higher Education Authority,
     Carroll College Campus Housing
     Project, RB (A) (B)
       2.370%, 10/01/32                                  3,500            3,500
   Montana State, Board Investment
     Authority, Inter Capital Project,
     RB (A)
       2.600%, 03/01/10                                  6,895            6,895
       2.600%, 03/01/28                                  6,200            6,200
   Montana State, Health Facilities
     Authority, Healthcare Pooled Loan
     Program, Ser A, RB, FGIC (A)
       2.490%, 12/01/15                                  3,095            3,095
                                                                       --------
                                                                         19,690
                                                                       --------
NEBRASKA -- 0.5%
   Lincoln, Electric Systems Authority,
     Ser B01, RB (A)
       2.400%, 09/01/20                                  5,950            5,950
                                                                       --------

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
NEVADA -- 1.3%
   Clark County, Ser 2990, GO,
     AMBAC (A)
       2.530%, 11/01/24                                $ 8,390         $  8,390
   Nevada State, ABN Amro Munitops
     Certificate Trust, Ser 2004-41, GO,
     FGIC (A)
       2.540%, 06/01/11                                  6,395            6,395
                                                                       --------
                                                                         14,785
                                                                       --------
NEW HAMPSHIRE -- 0.2%
   New Hampshire State, Higher
     Education And Health Facilities
     Authority, New England Project,
     Ser B, RB, AMBAC (A)
       2.400%, 12/01/25                                  2,000            2,000
                                                                       --------
NEW MEXICO -- 1.6%
   Albuquerque, Healthcare Authority,
     Lovelace Respiratory Project,
     Ser A, RB (A) (B)
       2.510%, 09/01/25                                  6,975            6,975
   Albuquerque, Metropolitan
     Redevelopment Authority, Springer
     Square Project, RB (A) (B)
       2.960%, 11/01/17                                  3,000            3,000
   University of New Mexico, Systems
     Improvement Project, RB (A)
       2.410%, 06/01/26                                  7,420            7,420
                                                                       --------
                                                                         17,395
                                                                       --------
NEW YORK -- 1.4%
   Albany, Industrial Development
     Agency, Research Foundation
     of the State University of New
     York Project, Ser A, RB (A)
       2.570%, 07/01/32                                  1,920            1,920
   Beacon, City School District, BAN
       3.500%, 12/29/05                                  3,000            3,005
   Marlboro, Central School District,
     School Building Improvements
     Project, BAN
       3.750%, 04/13/06                                  7,000            7,036
   New York City, Municipal Water
     Finance Authority, Ser 1092,
     RB (A)
       2.500%, 06/15/36                                    850              850
   New York City, Transitional Authority,
     Ser 362, RB (A)
       2.540%, 11/01/23                                  3,000            3,000
                                                                       --------
                                                                         15,811
                                                                       --------


--------------------------------------------------------------------------------
32                        SEI Tax Exempt Trust / Annual Report / August 31, 2005

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
NORTH CAROLINA -- 0.2%
   Mecklenburg County, Ser B, GO (A)
       2.380%, 02/01/23                                $ 1,750         $  1,750
   Wake County, Ser 1106, GO (A)
       2.520%, 03/01/13                                    200              200
                                                                       --------
                                                                          1,950
                                                                       --------
OHIO -- 2.9%
   Franklin County, Healthcare Authority,
     Chelsea-First Community Project,
     RB (A) (B)
       2.520%, 03/01/36                                  5,000            5,000
   Hamilton County, Healthcare
     Authority, Sisters of Charity Senior
     Care Center Project, RB (A) (B)
       2.570%, 08/01/27                                  4,045            4,045
   Lakewood, Hospital Authority,
     RB (A) (B)
       2.920%, 11/01/10                                  2,390            2,390
   New Albany, Community Authority,
     Infrastructure Improvement
     Project, Ser C, RB (A) (B)
       2.520%, 02/01/25                                  2,065            2,065
   Ohio State, American Municipal
     Power Authority, Gorsuch Station
     Project, Sub-Ser A, RAN
       2.850%, 03/31/06                                  1,315            1,315
   Ohio State, Higher Education Facilities
     Authority, Kenyon College Project,
     RB (A)
       2.400%, 04/01/22                                  3,800            3,800
       2.400%, 08/01/33                                  6,500            6,500
   Ohio State, Higher Educational
     Facilities Authority, Case Western
     Reservation Project, Ser A, RB (A)
       2.300%, 10/01/31                                    300              300
   Orange Village, BAN
       3.150%, 08/09/06                                  1,242            1,244
   Stark County, Healthcare Facilities
     Authority, Canton Christian Home
     Project, RB (A) (B)
       2.600%, 09/01/15                                    960              960
       2.500%, 09/15/16                                  1,195            1,195
   University of Toledo, General
     Authority, RB, FGIC (A)
       2.320%, 06/01/32                                  3,200            3,200
                                                                       --------
                                                                         32,014
                                                                       --------
OKLAHOMA -- 1.3%
   Oklahoma City, Ser 743, GO, MBIA
       2.530%, 03/01/13                                  2,610            2,610

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Tulsa, Industrial Development
     Authority, Ser A, RB (A)
       2.950%, 05/15/17                                $12,000         $ 12,000
                                                                       --------
                                                                         14,610
                                                                       --------
OREGON -- 2.4%
   Linn County, Ser 1059
       2.520%, 06/15/30                                  2,995            2,995
   Multnomah County, Higher Education
     Authority, Concordia University
     Portland Project, RB (A) (B)
       2.370%, 12/01/29                                  2,040            2,040
   Oregon State, Health, Housing,
     Educational & Cultural Authorities,
     Saint Vincent De Paul Project,
     Ser A, RB (A) (B)
       2.570%, 03/01/19                                  1,800            1,800
   Portland, Economic Development
     Authority, Broadway Project,
     Ser A, RB, AMBAC (A) (B)
       2.520%, 04/01/35                                  3,750            3,750
   Portland, Sewer Systems Authority,
     Ser 1148, RB, FSA (A)
       2.520%, 08/01/19                                 16,000           16,000
                                                                       --------
                                                                         26,585
                                                                       --------
PENNSYLVANIA -- 6.7%
   Allegheny County, Industrial
     Development Authority, Parkway
     Center Project, Ser A, RB (A) (B)
       2.540%, 05/01/09                                  1,735            1,735
   Allegheny County, Industrial
     Development Authority, Pittsburgh
     Theological Society Project,
     RB (A) (B)
       2.850%, 08/01/31                                  3,000            3,000
   Allegheny County, Industrial
     Development Authority, Sacred
     Heart High School Project,
     RB (A) (B)
       2.560%, 06/01/22                                    400              400
   Bucks County, Industrial
     Development Authority, Pennswood
     Village Project, Ser B, RB (A) (B)
       2.510%, 10/01/34                                  2,000            2,000
   Chartiers Valley, Industrial &
     Commercial Development Authority,
     Asbury Place Project, Ser A,
     RB (A) (B)
       2.500%, 12/01/26                                  3,570            3,570


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                        33

STATEMENT OF NET ASSETS

August 31, 2005
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Cumberland County, Municipal
     Authority, Dickinson College
     Project, Ser B, RB, AMBAC (A) (B)
       2.000%, 11/01/24                                $ 4,000          $ 4,000
   Cumberland County, Municipal
     Authority, Presbyterian Homes
     Project, Ser B, RB (A) (B)
       2.490%, 12/01/32                                    500              500
   Delaware County, Industrial
     Development Authority, BP Oil
     Project, RB (A)
       2.330%, 12/01/09                                    600              600
   Erie County, Hospital Authority,
     Ser 820, RB, MBIA (A)
       2.530%, 07/01/22                                  2,560            2,560
   Hazleton, Industrial Development
     Authority, MMI Preparatory School
     Project, RB (A) (B)
       2.520%, 10/01/24                                  2,270            2,270
   Lampeter Strasburg, School District,
     Ser A, GO, FSA (A)
       2.510%, 06/01/19                                  3,000            3,000
   Lancaster, Higher Education Authority,
     Franklin & Marshall College Project,
     RB (A)
       2.590%, 04/15/27                                  5,410            5,410
   Lawrence County, Industrial
     Development Authority, Villa Maria
     Project, RB (A) (B)
       2.520%, 07/01/33                                  1,200            1,200
   Middletown, Area School District, GO,
     FSA (A)
       2.510%, 06/01/22                                  4,975            4,975
   Montgomery County, Industrial
     Development Authority, Exelon
     Project, RB (A) (B)
       2.390%, 12/01/29                                  5,250            5,250
   Moon Township, Industrial
     Development Authority, Executive
     Office Association Project,
     RB (A) (B)
       2.520%, 11/01/10                                    500              500
   Mount Lebanon, School District,
     Ser B19, GO, MBIA (A)
       2.400%, 02/15/27                                  2,400            2,400
   Northampton County, Higher
     Educational Authority, Lafayette
     College Project, Ser B, RB (A) (B)
       2.500%, 11/01/28                                    400              400
   Northampton County, Industrial
     Development Authority, Moravian
     Academy Project, RB (A) (B)
       2.520%, 02/01/18                                    900              900

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Pennsylvania State, Higher
     Educational Facilities Authority,
     Association of Independent
     Colleges Project, Ser I-3,
     RB (A) (B)
       1.950%, 11/01/31                                $ 3,500         $  3,500
   Pennsylvania State, Public School
     Building Authority, Parkland School
     District Project, Ser D, RB, FGIC (A)
       2.540%, 03/01/19                                  6,495            6,495
   Pennsylvania State, Public School
     Building Authority, Ser A42,
     RB, FSA (A)
       2.850%, 06/01/28                                  2,895            2,895
   Pennsylvania State, Ser A07, GO,
     FGIC (A)
       2.400%, 02/01/14                                  1,950            1,950
   Philadelphia, Hospital & Higher
     Education Facilities Authority,
     Philadelphia School Project,
     Ser A-3, RB (A) (B)
       2.520%, 03/01/19                                  1,135            1,135
   Philadelphia, Industrial Development
     Authority, School for the Deaf
     Project, RB (A) (B)
       2.540%, 11/01/32                                    500              500
   Sayre, Healthcare Facilities Authority,
     Capital Financing Project,
     Ser A, RB, AMBAC (A)
       2.400%, 12/01/20                                  2,650            2,650
   Sayre, Healthcare Facilities Authority,
     Capital Financing Project,
     Ser J, RB, AMBAC (A)
       2.400%, 12/01/20                                 10,800           10,800
                                                                       --------
                                                                         74,595
                                                                       --------
SOUTH CAROLINA -- 1.0%
   Greenville County, School District,
     Ser 982, RB (A)
       2.520%, 12/01/28                                  6,395            6,395
   South Carolina State, Ser C05, GO (A)
       2.400%, 04/01/28                                  4,385            4,385
                                                                       --------
                                                                         10,780
                                                                       --------
TENNESSEE -- 1.4%
   Knox County, Health, Educational &
     Housing Facilities Authority,
     Child & Family Services Project,
     RB (A) (B)
       2.490%, 07/01/14                                  1,050            1,050
   Knox County, Health, Educational &
     Housing Facilities Authority, Webb
     School Project, RB (A) (B)
       2.490%, 03/01/19                                  1,000            1,000


--------------------------------------------------------------------------------
34                        SEI Tax Exempt Trust / Annual Report / August 31, 2005

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Memphis-Shelby County, Industrial
     Development Board, University of
     Tennessee Medical Group Project,
     RB (A) (B)
       2.570%, 03/01/24                                $ 5,900         $  5,900
   Metropolitan Nashville & Davidson
     County, Health & Educational
     Facilities Board, Franklin Road
     Project, RB (A) (B)
       2.490%, 07/01/21                                    515              515
   Sevier County, Public Building
     Authority, Public Projects
     Construction Notes, Ser A-3,
     RB (A)
       2.900%, 04/01/08                                  3,000            3,000
   Shelby County, Health, Educational &
     Housing Facilities Authority,
     St. Peter Villa Project, RB (A) (B)
       2.740%, 11/01/22                                  2,670            2,670
   Wilson County, Industrial Development
     Authority, Hartmann Luggage
     Project, RB (A)
       2.510%, 07/01/26                                  1,100            1,100
                                                                       --------
                                                                         15,235
                                                                       --------
TEXAS -- 3.4%
   Gulf Coast, Waste Disposal Authority,
     Armco Project, RB (A) (B)
       2.520%, 12/01/08                                  6,850            6,850
   Houston, Independent School District,
     Ser 1111, GO (A)
       2.520%, 02/15/26                                  2,745            2,745
   Houston, Utilities System Revenue
     Authority, Ser B17, RB, MBIA (A)
       2.400%, 05/15/27                                  4,850            4,850
   Jefferson Port, Port Arthur Navigation
     District, Texaco Project, Ser 1994,
     RB (A)
       2.340%, 10/01/24                                  2,200            2,200
   Lubbock County, Educational Facilities
     Authority, Lubbock Christian
     University Project, RB (A) (B)
       2.580%, 05/01/29                                  5,600            5,600
   Northside, Independent School
     District, School Building Project,
     GO (A)
       2.850%, 06/15/35                                  9,500            9,500
   Tarrant County, Multi-Family Housing
     Finance Authority, Sierra Project,
     RB (A) (C)
       2.380%, 02/15/27                                  2,603            2,603
   University of Texas, Ser 1107, RB (A)
       2.520%, 08/15/28                                  3,495            3,495
                                                                       --------
                                                                         37,843
                                                                       --------

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
VERMONT -- 1.7%
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Capital Asset Financing Project,
     Ser 1, RB (A) (B)
       2.620%, 06/01/22                                $ 3,925         $  3,925
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Capital Asset Financing Project,
     Ser 2, RB (A) (B)
       2.620%, 06/01/27                                  2,110            2,110
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Copley Hospital Project, Ser A,
     RB (A) (B)
       2.510%, 10/01/30                                  4,210            4,210
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Middlebury College Project,
     Ser A, RB (A)
       1.960%, 11/01/27                                  4,000            4,000
   Vermont State, Educational & Health
     Buildings Financing Authority, New
     England Project, RB, AMBAC (A)
       2.400%, 12/01/25                                  2,500            2,500
   Vermont State, Student Assistance
     Authority, RB (A) (B)
       2.600%, 01/01/08                                  1,940            1,940
                                                                       --------
                                                                         18,685
                                                                       --------
VIRGINIA -- 0.1%
   Newport News, Redevelopment &
     Housing Authority, Springhouse
     Apartments Project, RB (A) (C)
       2.500%, 09/01/26                                    700              700
   Virginia State, Public Building
     Authority, Ser 131, RB, MBIA (A)
       2.520%, 08/01/19                                    585              585
                                                                       --------
                                                                          1,285
                                                                       --------
WASHINGTON -- 6.3%
   Douglas County, Public Utility
     Authority, Ser 3063, RB, FGIC (A)
       2.530%, 09/01/26                                  2,790            2,790
   Northwest Washington, Electric
     Revenue Authority, Ser 2186,
     RB, FSA (A)
       2.540%, 07/01/08                                  3,565            3,565
   Northwest Washington, Electrical
     Revenue Authority, Ser C,
     RB, FSA (A)
       2.550%, 01/01/10                                  5,199            5,199


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                        35

STATEMENT OF NET ASSETS


Institutional Tax Free Fund (Concluded)
August 31, 2005
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Port Seattle, Ser 3044, RB, MBIA (A)
       2.530%, 03/01/22                                $ 6,000         $  6,000
   Port Townsend, Industrial
     Development Authority, Port
     Townsend Paper Project,
     RB (A) (B)
       2.640%, 03/01/09                                  7,200            7,200
   University of Washington, Ser 2837,
     RB, FSA (A)
       2.530%, 06/01/26                                  8,065            8,065
   Washington State, ABN Amro
     Munitops Certificate Trust,
     Ser 2005-28, RB, MBIA (A)
       2.530%, 03/01/13                                  4,000            4,000
   Washington State, GO, FGIC (A)
       2.550%, 07/01/19                                  5,170            5,170
   Washington State, Housing Finance
     Commission, Annie Wright School
     Project, RB (A) (B)
       2.350%, 12/01/23                                  3,080            3,080
   Washington State, Housing Finance
     Commission, Christa Project,
     Ser B, RB (A) (B)
       2.540%, 07/01/11                                  1,825            1,825
   Washington State, Housing Finance
     Commission, Museum History &
     Industry Project, RB (A) (B)
       2.430%, 12/01/33                                  2,800            2,800
   Washington State, Housing Finance
     Commission, Panorama City
     Project, RB (A) (B)
       2.350%, 01/01/27                                  5,765            5,765
   Washington State, Housing Finance
     Commission, Pioneer Human
     Services Program, RB (A) (B)
       2.520%, 07/01/11                                    535              535
   Washington State, Housing Finance
     Commission, Rockwood Retirement
     Communities Program, Ser A, RB
     (A) (B)
       2.420%, 01/01/30                                  1,400            1,400
   Washington State, Housing Finance
     Commission, St. Vincent De Paul
     Project, Ser A, RB (A) (B)
       2.520%, 02/01/31                                  1,705            1,705
   Washington State, Housing Finance
     Commission, Tacoma Art Museum
     Project, RB (A) (B)
       2.370%, 06/01/32                                  1,100            1,100
   Washington State, Ser 1095, GO,
     AMBAC (A)
       2.520%, 01/01/28                                  4,093            4,093
   Washington State, Ser 775, GO,
     FSA (A)
       2.540%, 07/01/12                                  2,310            2,310

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Washington State, Ser A11, GO,
     MBIA (A)
       2.400%, 06/01/17                                $ 4,135         $  4,135
                                                                       --------
                                                                         70,737
                                                                       --------
WEST VIRGINIA -- 1.7%
   Charleston, Building Commission
     Parking Facilities Authority,
     Charleston Town Center Parking
     Project, Ser A, RB (A) (B)
       2.610%, 12/01/16                                  9,955            9,955
   Parkersburg, Industrial Development
     Authority, B-H Associates Project,
     RB (A)
       2.855%, 10/01/14                                  3,500            3,500
   Putnam County, Industrial
     Development Authority, FMC
     Project, RB (A) (B)
       2.550%, 10/01/11                                  5,300            5,300
                                                                       --------
                                                                         18,755
                                                                       --------
WISCONSIN -- 5.1%
   Chippewa Falls, Area Unified School
     District, TRAN
       2.250%, 09/30/05                                  3,000            3,001
   Menomonee Falls, Industrial
     Development Authority, Maysteel
     Project, RB (A) (B)
       2.590%, 11/01/14                                  3,000            3,000
   Milwaukee, Redevelopment Authority,
     Montessori Society School Project,
     RB (A) (B)
       2.420%, 07/01/21                                  1,405            1,405
   Racine, Unified School District, TRAN
       4.000%, 07/14/06                                  6,000            6,062
   West Salem, School District, TRAN
       2.000%, 09/01/05                                  3,300            3,300
   Wisconsin State, Health & Educational
     Facilities Authority, Alverno College
     Project, RB (A) (B)
       2.370%, 11/01/17                                  2,800            2,800
   Wisconsin State, Health & Educational
     Facilities Authority, Blood Center
     Project, Ser A, RB (A) (B)
       2.380%, 06/01/19                                  1,850            1,850
   Wisconsin State, Health & Educational
     Facilities Authority, Hospice Care
     Holdings Inc. Project, RB (A) (B)
       2.560%, 05/01/30                                  1,750            1,750
   Wisconsin State, Health & Educational
     Facilities Authority, Lutheran College
     Project, RB (A) (B)
       2.370%, 06/01/33                                  1,400            1,400


--------------------------------------------------------------------------------
36                        SEI Tax Exempt Trust / Annual Report / August 31, 2005

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Wisconsin State, Health & Educational
     Facilities Authority, Madison Family
     Medicine Project, RB (A) (B)
       2.600%, 05/01/21                           $       4,830  $        4,830
   Wisconsin State, Health & Educational
     Facilities Authority, Mercy Health
     Systems Project, Ser C, RB (A) (B)
       2.500%, 08/15/23                                   2,360           2,360
   Wisconsin State, Health & Educational
     Facilities Authority, Meriter Hospital
     Project, RB (A) (B)
       2.370%, 12/01/32                                   2,550           2,550
   Wisconsin State, Health & Educational
     Facilities Authority, National
     Regency New Berlin Project, RB (A) (B)
       2.370%, 08/15/34                                   5,000           5,000
   Wisconsin State, Health & Educational
     Facilities Authority, Newcastle Place
     Project, Ser B, RB (A) (B)
       2.520%, 12/01/31                                  10,800          10,800
   Wisconsin State, Health & Educational
     Facilities Authority, Oakwood
     Project, Ser B, RB (A) (B)
       2.500%, 08/15/30                                     800             800
   Wisconsin State, Health & Educational
     Facilities Authority, Oakwood Village
     Project, RB (A) (B)
       2.500%, 03/01/35                                   4,000           4,000
   Wisconsin State, Health & Educational
     Facilities Authority, Riverview
     Hospital Association Project, RB (A) (B)
       2.370%, 10/01/30                                   1,800           1,800
                                                                 --------------
                                                                         56,708
                                                                 --------------
MULTI-STATE (F) -- 1.1%
   GAF, Tax Exempt Bond Grantor Trust, RB (A) (B)
       3.050%, 10/01/12                                   3,360           3,360
       2.850%, 10/01/12                                     200             200
   Greystone, Tax Exempt Certificate Trust
     Authority, Senior Certificate of
     Beneficial Ownership Project,
     Ser 98-1, RB (A) (B) (G)
       2.630%, 05/01/28                                   8,240           8,240
   Northwestern Mutual Life Insurance, RB (A) (B)
       7.750%, 02/01/09                                      86              86
                                                                 --------------
                                                                         11,886
                                                                 --------------
Total Municipal Bonds
   (Cost $1,106,373) ($ Thousands)                                    1,106,373
                                                                 --------------
--------------------------------------------------------------------------------
                                                                          Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
Total Investments -- 99.1%
   (Cost $1,106,373) ($ Thousands)                               $    1,106,373
                                                                 --------------
OTHER ASSETS AND LIABILITIES -- 0.9%
Income Distributions Payable                                             (1,096)
Administration Fees Payable                                                (262)
Shareholder Servicing Fees Payable                                          (81)
Investment Advisory Fees Payable                                            (37)
Other Assets and Liabilities, Net                                        11,752
                                                                 --------------
Total Other Assets and Liabilities                                       10,276
                                                                 --------------
Net Assets -- 100.0%                                             $    1,116,649
                                                                 ==============

NET ASSETS:
Paid-In-Capital
   (unlimited authorization -- no par value)                          1,116,707
Distribution in excess of net investment income                              (9)
Accumulated net realized loss on investments                                (49)
                                                                 --------------
Net Assets                                                       $    1,116,649
                                                                 ==============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($813,439,675 / 813,653,908 shares)                                    $1.00
                                                                 ==============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($273,316,594 / 273,321,281 shares)                                    $1.00
                                                                 ==============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class C
   ($29,892,984 / 29,907,608 shares)                                      $1.00
                                                                 ==============

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2005. The demand and interest rate reset features give this security a shorter effective maturity date.
(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(C)   Securities are collateralized under an agreement from FHLB/FHLMC/FNMA &
      GNMA.
(D)   Security is escrowed to maturity.
(E)   Mandatory Put -- the maturity date shown is the put date.
(F) Multi-State bond issue including Arkansas, California, Florida, Georgia, Illinois, Indiana, Kansas, Michigan, Nebraska, New Jersey, Pennsylvania, Tennessee, Utah, Virginia, Wisconsin, and Wyoming.
(G) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
AMBAC -- American Municipal Bond Assurance Company
BAN -- Bond Anticipation Note
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GNMA -- Government National Mortgage Association
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RAN -- Revenue Anticipation Note
RB -- Revenue Bond
SAN -- State Aid Note
Ser -- Series
TA -- Tax Allocation
TAW -- Tax Anticipation Warrant
TRAN -- Tax and Revenue Anticipation Note

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                        37

STATEMENT OF NET ASSETS


Massachusetts Tax Free Money Market Fund
August 31, 2005
--------------------------------------------------------------------------------

[Bar Chart Omitted]
[Plot Points Follow]

SECTOR WEIGHTINGS (UNAUDITED)*:

17.2% Education
16.9% Healthcare
12.9% Industrial Development
 9.9% Nursing Homes
 9.5% General Obligations
 8.7% Water
 7.4% Transportation
 6.4% Public Facilities
 4.9% Housing
 3.3% Utilities
 2.9% General Revenue

*Percentages based on total investments.

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 97.9%

MASSACHUSETTS -- 91.6%
   Boston, Water & Sewer Commission,
     Ser A, RB (A) (B)
       2.420%, 11/01/24                           $      2,825   $        2,825
   Lowell, BAN
       3.500%, 03/24/06                                  2,260            2,271
   Mashpee, Water District Authority, BAN
       4.000%, 08/16/06                                  1,400            1,412
   Massachusetts Bay, Transportation
     Authority, Ser SG 156, RB (A)
       2.350%, 07/01/30                                  2,060            2,060
   Massachusetts State, Central Artery
     Project, Ser A, GO (A)
       2.330%, 12/01/30                                  1,500            1,500
   Massachusetts State, Development
     Finance Agency, Belmont Day
     School Project, RB (A) (B)
       2.520%, 07/01/31                                  2,500            2,500
   Massachusetts State, Development
     Finance Agency, Briarwood
     Retirement Project, Ser A, RB (A) (B)
       2.500%, 01/01/35                                  2,500            2,500
   Massachusetts State, Development
     Finance Agency, Cardinal Cushing
     Centers Project, RB (A)
       2.500%, 02/01/33                                  1,200            1,200
   Massachusetts State, Development
     Finance Agency, Dana Hall School
     Project, RB (A) (B)
       2.500%, 06/01/34                                  2,500            2,500
   Massachusetts State, Development
     Finance Agency, Draper Laboratory
     Issue, RB, MBIA (A) (B)
       2.340%, 06/01/30                                    600              600

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Development
     Finance Agency, Elderhostel Inc.
     Project, RB (A) (B)
       2.490%, 08/01/30                           $      2,255   $        2,255
   Massachusetts State, Development
     Finance Agency, ISO New England
     Project, RB (A) (B)
       2.520%, 02/01/32                                  3,000            3,000
   Massachusetts State, Development
     Finance Agency, Jewish Geriatric
     Services Project, RB (A) (B)
       2.320%, 05/15/34                                  3,000            3,000
   Massachusetts State, Development
     Finance Agency, Meadowbrook
     School Issue, RB (A) (B)
       2.490%, 08/01/30                                    400              400
   Massachusetts State, Development
     Finance Agency, New England
     Deaconess Association Project, RB (A) (B)
       2.480%, 06/01/34                                  2,000            2,000
   Massachusetts State, Development
     Finance Agency, Scandinavian
     Living Center Project, RB (A)
       2.570%, 11/01/28                                  3,000            3,000
   Massachusetts State, Development
     Finance Agency, Suffolk University
     Project, Ser A, RB (A)
       2.440%, 07/01/35                                  2,000            2,000
   Massachusetts State, Development
     Finance Agency, Wentworth Institute
     Project, RB, AMBAC (A) (B)
       2.490%, 10/01/30                                  1,000            1,000
   Massachusetts State, Federal Highway
     Authority, RB (A)
       2.510%, 06/15/09                                  1,840            1,840
   Massachusetts State, Health &
     Educational Facilities Authority,
     Bentley College Issue, Ser K,  RB (A) (B)
       2.450%, 07/01/30                                  1,000            1,000
   Massachusetts State, Health &
     Educational Facilities Authority,
     Emmanuel College Project, RB (A)
       2.470%, 07/01/33                                  1,900            1,900
   Massachusetts State, Health &
     Educational Facilities Authority,
     Falmouth Assisted Living Project,
     Ser A, RB (A) (B)
       2.480%, 11/01/26                                  1,000            1,000


--------------------------------------------------------------------------------
38                         SEI Tax Exempt Trust /Annual Report / August 31, 2005

--------------------------------------------------------------------------------
                                                    Face Amount          Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Health &
     Educational Facilities Authority,
     Merlots Project, Ser A14, RB (A)
       2.390%, 07/01/32                           $      2,495   $       2,495
   Massachusetts State, Health &
     Educational Facilities Authority,
     Partners Health Care System
     Project, Ser P-1, RB, FSA (A) (B)
       2.350%, 07/01/27                                    625             625
   Massachusetts State, Health &
     Educational Facilities Authority,
     Partners Healthcare Systems
     Project, RB, FSA (A) (B)
       2.480%, 07/01/38                                  2,100           2,100
   Massachusetts State, Health &
     Educational Facilities Authority,
     St. Ann's Home Project, Ser A,RB (A) (B)
       2.800%, 03/01/22                                  1,370           1,370
   Massachusetts State, Health &
     Educational Facilities Authority,
     The Boston Home Project, Ser B, RB (A) (B)
       2.520%, 06/01/32                                  2,500           2,500
   Massachusetts State, Health &
     Educational Facilities Authority,
     Wellesley College Issue, Ser E, RB (A) (B)
       2.300%, 07/01/22                                  1,900           1,900
   Massachusetts State, Health &
     Educational Facilities Authority,
     Wellesley College Issue, Ser G, RB (A) (B)
       2.270%, 07/01/39                                  1,500           1,500
   Massachusetts State, Health &
     Educational Facilities Authority,
     Williams College Issue, Ser E, RB (A)
       2.390%, 08/01/14                                  2,960           2,960
   Massachusetts State, Housing Finance
     Agency, Ser F, RB, FSA (A)
       2.350%, 12/01/37                                  1,000           1,000
   Massachusetts State, Housing Finance
     Authority, Multi-Family Housing
     Project, Ser A, RB (A) (C)
       2.350%, 01/15/10                                  1,525           1,525
   Massachusetts State, Housing
     Financial Agency, Ser G, RB (A)
       2.350%, 12/01/25                                  1,700           1,700
   Massachusetts State, Industrial
     Finance Agency, Goddard House
     Project, Ser 1995, RB (A) (B)
       2.530%, 11/01/25                                  1,915           1,915

--------------------------------------------------------------------------------
                                                    Face Amount         Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Ser 449, GO,
     AMBAC (A)
       2.510%, 02/01/18                           $      1,385   $        1,385
   Massachusetts State, Ser C42, GO,
     AMBAC (A)
       2.390%, 12/01/24                                  1,000            1,000
   Massachusetts State, Turnpike
     Authority, Ser 334, RB, MBIA (A)
       2.510%, 01/01/37                                  2,460            2,460
   Massachusetts State, Water Pollution
     Authority, Ser 867T, RB (A)
       2.520%, 08/01/12                                  3,000            3,000
   Massachusetts State, Water Resources
     Authority, Ser B, RB, FGIC (A)
       2.350%, 08/01/37                                  1,100            1,100
   Massachusetts State, Water Resources
     Authority, Ser D, RB, FGIC (A)
       2.350%, 11/01/26                                  1,900            1,900
   Spencer East Brookfield, Regional
     School District, BAN
       3.500%, 04/13/06                                  1,495            1,499
   Stoughton, BAN
       3.750%, 05/12/06                                  2,000            2,014
   University of Massachusetts, Building
     Authority, Ser 381, RB, AMBAC (A)
       2.520%, 11/01/20                                  2,495            2,495
                                                                 --------------
                                                                         80,206
                                                                 --------------
PUERTO RICO -- 6.3%
   Puerto Rico Commonwealth, TOC, GO,
     FSA (A) (D)
       2.500%, 07/01/27                                  3,000            3,000
   Puerto Rico, Public Finance Authority,
     Ser 705 D, RB, AMBAC (A)
       2.470%, 08/01/27                                  2,500            2,500
                                                                 --------------
                                                                          5,500
                                                                 --------------
Total Municipal Bonds
   (Cost $85,706) ($ Thousands)                                          85,706
                                                                 --------------
Total Investments -- 97.9%
   (Cost $85,706) ($ Thousands)                                          85,706
                                                                 --------------
OTHER ASSETS AND LIABILITIES -- 2.1%
Income Distributions Payable                                               (135)
Shareholder Servicing Fees Payable                                          (24)
Administration Fees Payable                                                 (15)
Investment Advisory Fees Payable                                             (3)
Other Assets and Liabilities, Net                                         1,997
                                                                 --------------
Total Other Assets and Liabilities                                        1,820
                                                                 --------------
Net Assets -- 100.0%                                             $       87,526
                                                                 ==============


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                        39

STATEMENT OF NET ASSETS


Massachusetts Tax Free Money Market Fund (Concluded)
August 31, 2005
--------------------------------------------------------------------------------
                                                                          Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-In-Capital
   (unlimited authorization -- no par value)                       $     87,527
Undistributed net investment income                                           3
Accumulated net realized loss on investments                                 (4)
                                                                   ------------
Net Assets                                                         $     87,526
                                                                   ============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($87,525,715 / 87,526,070 shares)                               $       1.00
                                                                   ============

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2005. The demand and interest rate reset features give this security a shorter effective maturity date.
(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(C)   Securities are collateralized under an agreement from FNMA.
(D) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
AMBAC -- American Municipal Bond Assurance Company
BAN -- Bond Anticipation Note
FGIC -- Financial Guaranty Insurance Company
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
Ser -- Series
TOC -- Tender Option Contract

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
40                        SEI Tax Exempt Trust / Annual Report / August 31, 2005

Pennsylvania Tax Free Fund
August 31, 2005
--------------------------------------------------------------------------------

[Bar Chart Omitted]
[Plot Points Follow]

SECTOR WEIGHTINGS (UNAUDITED)*:

34.6% Education
13.0% Industrial Development
11.6% Water
10.7% Healthcare
 9.4% General Revenue
 7.6% Nursing Homes
 6.6% Public Facilities
 3.9% Power
 2.6% Housing

*Percentages based on total investments.

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 100.2%
PENNSYLVANIA -- 86.8%
   Allegheny County, Hospital
     Development Authority, UPMC
     Senior Living Project, RB (A)
       2.500%, 07/15/28                           $        500   $          500
   Allegheny County, Industrial
     Development Authority, Longwood
     Project, Ser A, RB, Radian
     Insured (A)
       2.340%, 07/01/27                                    400              400
   Allegheny County, Industrial
     Development Authority, Parkway
     Center Project, Ser A, RB (A) (B)
       2.540%, 05/01/09                                    465              465
   Allegheny County, Industrial
     Development Authority, Sacred
     Heart High School Project, RB (A) (B)
       2.560%, 06/01/22                                    500              500
   Chartiers Valley, Industrial &
     Commercial Development Authority,
     Asbury Place Project, Ser A, RB (A) (B)
       2.500%, 12/01/26                                    500              500
   Cumberland County, Municipal
     Authority, Presbyterian Homes
     Project, Ser B, RB (A) (B)
       2.490%, 12/01/32                                    300              300
   Cumberland County, Municipal
     Authority, Wesley Affiliated Services
     Project, Ser C, RB (A) (B)
       2.490%, 01/01/37                                    345              345
   Dallastown, Area School District
     Authority, GO, FGIC (A)
       2.540%, 05/01/20                                    525              525

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Delaware County, Industrial
     Development Authority, The Agnes
     Irwin School Project, RB (A) (B)
       2.530%, 10/01/33                           $        500   $          500
   Emmaus, General Authority, Local
     Government Project, RB (A) (B)
       2.380%, 03/01/24                                    500              500
   Emmaus, General Authority,
     Sub-Ser B-23, RB (A) (B)
       2.380%, 03/01/24                                    500              500
   Erie County, Hospital Development
     Authority, Convention Center Project,
     Ser 2996, RB, FGIC (A)
       2.520%, 01/15/26                                    500              500
   Lampeter Strasburg, School District,
     Ser A, GO, FSA (A)
       2.510%, 06/01/19                                    500              500
   Lehigh County, General Purpose
     Authority, Phoebe-Devitt Homes
     Project, Ser B, RB (A) (B)
       2.490%, 05/15/21                                    415              415
   North Wales, Water Authority, RB
       2.750%, 10/01/05                                  1,750            1,751
   Northampton County, Industrial
     Development Authority, Kirkland
     Village Project, RB (A) (B)
       2.490%, 11/01/30                                    500              500
   Pennsylvania State, Higher Educational
     Facilities Authority, Association of
     Independent Colleges Project,
     Ser I-3, RB (A) (B)
       1.950%, 11/01/31                                  1,000            1,000
   Pennsylvania State, Higher Educational
     Facilities Authority, St. Josephs
     University Project, Ser A, Radian
     Insured (A)
       2.550%, 05/01/31                                    600              600
   Pennsylvania State, Higher Educational
     Facilities, Carnegie Mellon University
     Project, Ser A, RB (A)
       2.330%, 11/01/25                                    500              500
   Pennsylvania State, Public School
     Building Authority, Parkland School
     District Project, Ser D, RB, FGIC (A)
       2.540%, 03/01/19                                    100              100
   Philadelphia, Hospital & Higher
     Education Facility Authority,
     Childrens Hospital Project, Ser D,
     RB, MBIA (A)
       2.340%, 07/01/31                                    200              200
   Philadelphia, Industrial Development
     Authority, City Line Holiday Inn
     Project, Ser 96, RB (A) (B)
       2.370%, 12/01/08                                    500              500


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                        41

STATEMENT OF NET ASSETS


Pennsylvania Tax Free Fund (Concluded)
August 31, 2005
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Philadelphia, Industrial Development
     Authority, School for the Deaf Project,
     RB (A) (B)
       2.540%, 11/01/32                           $        500   $          500
   Sayre, Healthcare Facilities Authority,
     Capital Financing Project, Ser A,
     RB, AMBAC (A)
       2.400%, 12/01/20                                    500              500
   Union County, Higher Education
     Facilities, Bucknell University Project,
     Ser B, RB (A)
       2.490%, 04/01/22                                    500              500
                                                                 --------------
                                                                         13,101
                                                                 --------------
PUERTO RICO -- 13.4%
   Puerto Rico Commonwealth, TOC, GO,
     FSA (A) (C)
       2.500%, 07/01/27                                    500              500
   Puerto Rico, Electric Power Authority, Ser
     A40, RB, MBIA (A)
       2.370%, 07/01/23                                    590              590
   Puerto Rico, Industrial Development
     Authority, Tourist Educational Project,
     Ser 377, RB (A)
       2.470%, 11/15/30                                    500              500
   Puerto Rico, Public Finance Authority,
     Ser 705 D, RB, AMBAC (A)
       2.470%, 08/01/27                                    425              425
                                                                 --------------
                                                                          2,015
                                                                 --------------
Total Municipal Bonds
   (Cost $15,116) ($ Thousands)                                          15,116
                                                                 --------------
Total Investments -- 100.2%
   (Cost $15,116) ($ Thousands)                                          15,116
                                                                 --------------
OTHER ASSETS AND LIABILITIES -- (0.2)%
Income Distributions Payable                                                 (8)
Administration Fees Payable                                                  (2)
Shareholder Servicing Fees Payable                                           (2)
Other Assets and Liabilities, Net                                           (13)
                                                                 --------------
Total Other Assets and Liabilities                                          (25)
                                                                 --------------
Net Assets -- 100.0%                                             $       15,091
                                                                 ==============

--------------------------------------------------------------------------------
                                                                          Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-In-Capital
   (unlimited authorization -- no par value)                     $       15,098
Undistributed net investment income                                           1
Accumulated net realized loss on investments                                 (8)
                                                                 --------------
Net Assets                                                       $       15,091
                                                                 ==============
Net Asset Value, Offering and Redemption
   Price Per Share - Class A
   ($6,820,813 / 6,823,797 shares)                                        $1.00
                                                                 ==============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($8,270,487 / 8,285,164 shares)                                        $1.00
                                                                 ==============

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2005. The demand and interest rate reset features give this security a shorter effective maturity date.
(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(C) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
AMBAC -- American Municipal Bond Assurance Company
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Company
Radian -- Radian Asset Assurance
RB -- Revenue Bond
Ser -- Series
TOC -- Tender Option Contract

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
42                        SEI Tax Exempt Trust / Annual Report / August 31, 2005

Intermediate-Term Municipal Fund
August 31, 2005
--------------------------------------------------------------------------------

[Bar Chart Omitted]
[Plot Points Follow]

SECTOR WEIGHTINGS (UNAUDITED)*:

19.4% General Obligations
13.4% Education
12.6% Healthcare
10.5% General Revenue
 8.5% Power
 7.7% Public Facilities
 5.9% Industrial Development
 5.7% Utilities
 3.9% Transportation
 3.7% Airport
 3.5% Pollution Control
 2.6% Housing
 1.9% Water
 0.7% Equipment
 0.0% Short Term Investment

*Percentages based on total investments.

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 99.1%

ALABAMA -- 1.0%
   Alabama State, Private Colleges &
     Universities, Tuskegee University
     Project, Ser A, RB, Radian Insured
     Callable 09/01/06 @ 102
       5.700%, 09/01/10                           $        825   $          857
       5.700%, 09/01/11                                    870              903
   Alabama State, Special Care Facilities
     Financing Authority, Charity
     Obligation Group Project,
     Ser A, RB (D)
       5.000%, 11/01/06                                  2,700            2,765
   Alabama State, Water Pollution
     Control Authority, Revolving Fund
     Loan, Ser B, RB, AMBAC
       5.250%, 08/15/10                                  2,000            2,184
   Montgomery, BMC Special Care
     Facilities, Baptist Health Project,
     Ser A-2, RB, MBIA (F)
       5.000%, 11/15/13                                  3,000            2,921
                                                                 --------------
                                                                          9,630
                                                                 --------------
ALASKA -- 1.2%
   Alaska State, Energy & Power
     Authority, Bradley Lake Project,
     Ser 3, RB, FSA
       6.000%, 07/01/12                                  3,980            4,548
   Alaska State, Energy & Power
     Authority, Bradley Lake Project,
     Ser 4, RB, FSA
       6.000%, 07/01/14                                  2,920            3,404

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Alaska State, Housing Finance
     Authority, General Mortgage
     Project, Ser A, RB, MBIA
       5.100%, 12/01/06                           $      1,805    $       1,817
   Alaska State, Housing Finance
     Authority, Ser A-1, RB
     Callable 06/01/09 @ 100
       6.000%, 06/01/15                                  1,940            2,051
                                                                  -------------
                                                                         11,820
                                                                  -------------
ARIZONA -- 3.2%
   Arizona State, Transportation
     Board, Sub-Ser A, RB
       5.000%, 07/01/10                                  4,000            4,325
   Maricopa County, Pollution Authority,
     California Edison Company Project,
     Ser A, RB
       2.900%, 06/01/35                                  5,000            4,867
   Mesa, Utility Systems Authority,
     RB, FGIC
       7.125%, 07/01/11                                  7,000            8,407
       6.500%, 07/01/11                                  3,865            4,515
       5.250%, 07/01/17                                  3,000            3,432
   Pima County, Industrial
     Development Authority, Capital
     Appreciation, Ser B, RB
     Callable 03/01/14 @ 101 (E)
       4.550%, 09/01/25                                  2,000            2,042
   Pima County, Unified School
     District No. 1, GO, FSA
     Callable 07/01/12 @ 100
       4.750%, 07/01/14                                  3,000            3,218
                                                                  -------------
                                                                         30,806
                                                                  -------------
ARKANSAS -- 0.5%
   Arkansas State, Development Finance
     Authority, Mortgage Backed
     Securities Program, Ser A, RB
     Callable 01/01/11 @ 100 (E)
       4.700%, 07/01/16                                  1,270            1,303
   Arkansas State, Development Finance
     Authority, Mortgage Backed
     Securities Program, Ser D, RB
     Callable 07/01/12 @ 100 (E)
       3.000%, 01/01/24                                  3,140            3,105
                                                                  -------------
                                                                          4,408
                                                                  -------------
CALIFORNIA -- 13.4%
   Anaheim, Public Lease Financing
     Authority, Public Improvements
     Project, Ser C, RB, FSA
       6.000%, 09/01/13                                  2,325            2,743


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                        43

STATEMENT OF NET ASSETS

August 31, 2005
--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   California State, Economic
     Development Authority, Ser A, GO
        5.250%, 07/01/12                               $ 1,500         $  1,671
        5.250%, 07/01/14                                 3,000            3,382
        5.000%, 07/01/08                                 4,000            4,215
        5.000%, 01/01/09                                 5,000            5,312
   California State, Economic
     Development Authority, Ser B, GO
        5.000%, 07/01/23                                 3,000            3,154
        3.500%, 07/01/23                                 3,800            3,843
   California State, GO
        6.600%, 02/01/09                                 1,000            1,107
        5.250%, 02/01/11                                 2,000            2,181
        5.000%, 02/01/12                                 4,000            4,344
        5.000%, 02/01/12                                 6,000            6,516
        5.000%, 10/01/12                                12,425           13,591
   California State, GO
     Callable 08/01/13 @ 100
        5.250%, 02/01/14                                 4,000            4,447
   California State, GO Partially
     Pre-Refunded @ 100 (C)
        6.250%, 04/01/06                                   480              481
   California State, GO Partially
     Pre-Refunded @ 101 (C)
        5.250%, 06/01/06                                   840              863
   California State, GO, AMBAC
        6.300%, 09/01/10                                 2,000            2,288
        5.000%, 02/01/14                                 1,000            1,104
   California State, Health Facilities
     Finance Authority, Sisters of
     Providence Project, RB
        5.500%, 10/01/05                                 1,100            1,102
   California State, Housing Finance
     Agency, Single-Family Mortgage
     Project, Ser C-4-Cl I, RB
     Callable 08/01/07 @ 101.5 (E)
        5.050%, 02/01/17                                   180              181
   California State, Public Works Board,
     Community Colleges Project,
     Ser A, RB
        5.500%, 12/01/10                                 2,475            2,740
   California State, Public Works Board,
     Department of Corrections Project,
     Ser B, RB
        5.250%, 01/01/13                                 2,000            2,215
   California State, Various Purposes, GO
        5.000%, 06/01/13                                 2,000            2,192
        5.000%, 06/01/13                                 3,275            3,589
   California State, Water Department
     Authority, Central Valley Project,
     Ser Q, RB
        6.000%, 12/01/10                                 2,955            3,349

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   California State, Water Department
     Authority, Central Valley Project,
     Ser Q, RB (D)
        6.000%, 12/01/10                               $ 2,195         $  2,499
   California State, Water Department
     Authority, Ser A, RB
        5.500%, 05/01/09                                 2,000            2,156
   California Statewide, Communities
     Development Authority, Equity
     Residential Project, Ser C, RB (A)
        5.200%, 12/01/29                                 2,750            2,898
   California Statewide, Communities
     Development Authority, Kaiser
     Permanente Project, Ser D, RB (A)
        4.350%, 11/01/36                                 2,450            2,491
   California Statewide, Communities
     Development Authority, Kaiser
     Permanente Project, Ser E, RB
        3.875%, 04/01/32                                 7,500            7,612
   California Statewide, Communities
     Development Authority, Kaiser
     Permanente Project, Ser I, RB (A)
        3.450%, 04/01/35                                 3,000            2,974
   Golden State, Tobacco Securitization
     Project, Capital Appreciation
     Project, Ser A, RB, AMBAC (F)
     Callable 06/01/18 @ 100
        5.000%, 06/01/23                                 3,500            2,892
   Golden State, Tobacco Securitization
     Project, Enhanced Project, Ser A,
     RB Callable 06/01/10 @ 100
        5.000%, 06/01/20                                 1,000            1,059
   Golden State, Tobacco Securitization
     Project, Ser 2003-A-1, RB
     Callable 06/01/13 @ 100
        5.000%, 06/01/21                                 8,400            8,547
   Kings River, Conservation District,
     Peaking Project, COP
        5.000%, 05/01/12                                 2,300            2,447
   Mojave, Water Agency, Improvement
     District, Morongo Basin Project,
     GO, FGIC
     Callable 09/01/06 @ 102
        5.600%, 09/01/12                                 1,000            1,046
   Northern California, Tobacco
     Securitization Authority, Ser B, RB
     Callable 06/01/11 @ 100
        4.375%, 06/01/21                                 1,140            1,144
   Orange County, Ser A, COP, MBIA
     Pre-Refunded @ 102 (C)
        5.800%, 07/01/06                                 1,000            1,045
   Oroville, Hospital Project, Ser A, RB
     Callable 12/01/05 @ 102
        5.500%, 12/01/06                                 1,000            1,025


--------------------------------------------------------------------------------
44                        SEI Tax Exempt Trust / Annual Report / August 31, 2005

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Southern California, Metropolitan
     Water District, Ser B, RB
        5.000%, 07/01/14                               $ 3,800         $  4,213
   Temecula Valley, Unified School
     District, GO, FSA
        5.250%, 08/01/15                                 2,000            2,275
   Torrance, Redevelopment Agency,
     Senior Lien, Ser C, TA, MBIA
        5.000%, 09/01/08                                 1,585            1,678
   University of California, Ser A,
     RB, AMBAC
        5.000%, 05/15/13                                 5,500            6,084
                                                                       --------
                                                                        130,695
                                                                       --------
COLORADO -- 0.3%
   Colorado State, Healthcare Facilities
     Authority, Catholic Health Initiatives
     Project, Ser A, RB
        5.500%, 12/01/06                                 1,000            1,030
        5.500%, 12/01/07                                 1,000            1,051
   Colorado State, Housing Finance
     Authority, Single-Family Housing
     Project, Ser C-3, RB
     Callable 11/01/07 @ 105
        6.750%, 05/01/17                                    95               99
   Colorado State, Housing Finance
     Authority, Single-Family Housing
     Project, Sub-Ser C, RB
     Callable 08/01/11 @ 102
        4.875%, 08/01/13                                   455              465
                                                                       --------
                                                                          2,645
                                                                       --------
CONNECTICUT -- 0.5%
   Connecticut State, Health &
     Educational Facilities Authority,
     Quinnipac University Project,
     Ser F, RB, Radian Insured
        2.260%, 07/01/31                                 3,800            3,800
   Connecticut State, Special Tax
     Obligation, Ser B, RB
        6.125%, 09/01/12                                 1,100            1,259
                                                                       --------
                                                                          5,059
                                                                       --------
DISTRICT OF COLUMBIA -- 1.3%
   District of Columbia, Convention Center
     Project, Senior Lien, RB, AMBAC
        5.250%, 10/01/12                                 3,000            3,189
   District of Columbia, Metropolitan
     Washington Airport, Ser A,
     RB, MBIA
        5.000%, 10/01/12                                 2,645            2,847

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   District of Columbia, Ser A-1,
     GO, MBIA
        6.500%, 06/01/09                               $ 1,085         $  1,210
   District of Columbia, Ser B, GO, MBIA
        6.000%, 06/01/11                                 4,420            5,014
                                                                       --------
                                                                         12,260
                                                                       --------
FLORIDA -- 2.2%
   Dade County, Ser CC, GO, AMBAC
        7.125%, 10/01/08                                 1,470            1,674
   Florida State, Department of
     Transportation, Ser A, RB
        5.000%, 07/01/15                                 4,725            5,192
   Florida State, Division of Finance
     Board, Environmental Protection
     Project, RB, FSA
        6.000%, 07/01/13                                 3,490            4,096
   Florida State, Housing Finance
     Authority, Homeowner Mortgage
     Project, Ser 1, RB, FSA
     Callable 07/01/10 @ 100
        5.750%, 01/01/17                                   245              247
   Greater Orlando, Aviation Authority,
     RB, FGIC
        5.000%, 10/01/07                                 1,185            1,225
   Hillsborough County, Aviation
     Authority, Tampa International
     Airport Project, Ser A, RB, FSA
        5.500%, 10/01/09                                 4,820            5,238
   Palm Beach County, Solid Waste
     Authority, Ser A, RB, AMBAC
        6.000%, 10/01/08                                 3,300            3,562
                                                                       --------
                                                                         21,234
                                                                       --------
GEORGIA -- 2.1%
   Atlanta, Water & Wastewater Authority,
     RB, FSA
        5.250%, 11/01/14                                 1,500            1,693
   Georgia State, Municipal Electric
     Power Authority, RB, AMBAC
        7.000%, 01/01/08                                 4,355            4,731
   Georgia State, Municipal Electric
     Power Authority, RB, AMBAC (D)
        7.000%, 01/01/08                                   145              158
   Georgia State, Municipal Electric
     Power Authority, Ser V, RB, MBIA
        6.500%, 01/01/12                                 3,235            3,663
   Georgia State, Ser C, GO
        6.000%, 07/01/10                                 2,610            2,939
   Georgia State, Ser D, GO
        6.700%, 08/01/10                                 3,600            4,168


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                        45

STATEMENT OF NET ASSETS

August 31, 2005
--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Savannah, Hospital Authority,
     St. Joseph's Health Systems
     Project, Ser B, RB, FSA
     Callable 01/01/09 @ 101
        5.250%, 07/01/09                               $ 2,625         $  2,809
                                                                       --------
                                                                         20,161
                                                                       --------
HAWAII -- 0.2%
   Hawaii State, Ser CZ, GO, FSA
     Pre-Refunded @ 100 (C)
        5.250%, 07/01/12                                 2,120            2,364
                                                                       --------
IDAHO -- 0.2%
   Idaho State, Healthcare Facilities
     Authority, St. Lukes Medical Center
     Project, RB, FSA (A)
        2.270%, 07/01/30                                 1,200            1,200
   Idaho State, Housing & Finance
     Association, Single-Family
     Mortgage Project, Ser C, RB
     Callable 01/01/11 @ 100
        5.600%, 01/01/21                                   390              408
                                                                       --------
                                                                          1,608
                                                                       --------
ILLINOIS -- 5.8%
   Chicago, Board of Education, School
     Reform Project, Ser A, GO, FGIC
        5.250%, 12/01/17                                 2,330            2,668
   Chicago, Metropolitan Water
     Reclamation District, GO
        6.500%, 12/01/07                                 2,250            2,413
   Chicago, Metropolitan Water
     Reclamation District, Greater
     Chicago Capital Improvements
     Project, GO
        6.900%, 01/01/07                                 3,500            3,610
   Chicago, O'Hare International
     Airport, RB, AMBAC
     Callable 01/01/10 @ 101
        5.500%, 01/01/12                                 5,500            5,947
   Chicago, Public Building Commerce
     Building, Chicago Transit Authority,
     RB, AMBAC
        5.000%, 03/01/13                                 2,000            2,192
   Chicago, Ser A-2, GO, AMBAC
        6.125%, 01/01/12                                 5,000            5,759
   Chicago, Tax Increment Allocation,
     Ser A, TA, AMBAC (F)
        4.150%, 12/01/07                                 6,970            6,485
   Cook County, GO, MBIA (D)
        7.250%, 11/01/07                                 2,000            2,043

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Granite City, Madison County, Waste
     Management Project, RB
        3.850%, 05/01/27                               $ 3,000         $  3,019
   Illinois State, Development Financing
     Authority, Community Rehabilitation
     Providers Project, Ser A, RB
        5.700%, 07/01/07                                 1,290            1,322
   Illinois State, Development Financing
     Authority, Student Housing Project,
     Ser A, RB
        5.000%, 06/01/11                                 1,040            1,095
   Illinois State, Educational Facilities
     Authority, Loyola University Project,
     Ser A, RB (D)
        7.000%, 07/01/07                                 4,585            4,804
   Illinois State, Health Facilities
     Authority, Centegra Health
     Systems Project, RB
        5.500%, 09/01/06                                 2,375            2,412
   Illinois State, Health Facilities
     Authority, Condell Medical
     Center Project, RB
        6.000%, 05/15/10                                 1,070            1,138
   Illinois State, Health Facilities
     Authority, Decatur Memorial
     Hospital Project, RB
        5.500%, 10/01/10                                 1,050            1,134
        5.500%, 10/01/11                                 1,150            1,252
   Illinois State, Metropolitan Pier &
     Exposition, McCormick Project,
     Ser A, RB, MBIA (F)
        4.087%, 12/15/16                                 2,330            1,468
   Lake County, Forest Preservation
     District, GO (F)
        2.600%, 12/01/07                                 4,000            3,725
   University of Illinois, Auxiliary Facilities
     System, Ser A, RB, AMBAC
        5.500%, 04/01/14                                 2,000            2,280
   University of Illinois, Auxiliary Facilities
     System, Ser B, RB, FGIC
        5.500%, 04/01/15                                 1,635            1,876
                                                                       --------
                                                                         56,642
                                                                       --------
INDIANA -- 2.5%
   Hammond, Multi-School Building
     Authority, First Mortgage Project,
     RB, MBIA (D)
        6.000%, 01/15/06                                   895              905
   Indiana State, Health Facilities
     Financing Authority, Ascension
     Health Sub Credit Project,
     Ser A, RB
        5.000%, 04/01/11                                 4,900            5,249


--------------------------------------------------------------------------------
46                        SEI Tax Exempt Trust / Annual Report / August 31, 2005

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Indiana State, Health Facilities
     Financing Authority, Clarian Health
     Hospital Project, Ser B, RB (A)
        2.320%, 03/01/30                               $ 7,500         $  7,500
   Indiana State, Office Building
     Commission, State Office Building II
     Facilities Project, Ser D, RB
        6.900%, 07/01/11                                 5,650            6,318
   Indianapolis, Thermal Energy Systems
     Project, Ser A, RB, MBIA
     Callable 10/01/11 @ 101
        5.500%, 10/01/12                                 2,860            3,207
   Zionsville, Community Schools
     Building Authority, First Mortgage
     Project, Ser A, RB, FSA
        5.000%, 07/15/15                                 1,310            1,446
                                                                       --------
                                                                         24,625
                                                                       --------
KANSAS -- 0.9%
   Wyandotte County, Unified
     Government Authority, Ser 2004,
     RB, AMBAC
     Callable 09/01/14 @ 105
        5.650%, 09/01/15                                 7,245            8,486
                                                                       --------
LOUISIANA -- 0.9%
   De Soto Parish, Pollution Control
     Authority, International Paper
     Projects, Ser A, RB
        5.000%, 10/01/12                                 2,600            2,737
   Jefferson Parish, Hospital Service
     Authority, District No. 2, RB, FGIC
     Callable 12/1/05 @ 100
        5.250%, 12/01/15                                 5,450            5,485
   Louisiana State, Housing Finance
     Authority, Single-Family Mortgage
     Housing Project, Ser A-1, RB
     Callable 12/01/07 @ 104 (E)
        6.650%, 06/01/15                                   860              899
                                                                       --------
                                                                          9,121
                                                                       --------
MAINE -- 0.1%
   Maine State, Housing Authority,
     Mortgage Purchase Project,
     Ser D-1, RB
        4.850%, 11/15/06                                 1,000            1,021
                                                                       --------
MASSACHUSETTS -- 7.1%
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser A, RB
        5.500%, 03/01/12                                 3,300            3,614

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts Bay, Transportation
     Authority, Ser A, RB
        5.000%, 07/01/19                               $ 5,000         $  5,606
   Massachusetts Bay, Transportation
     Authority, Ser C, RB
        5.250%, 07/01/13                                 1,500            1,678
   Massachusetts State, Construction
     Loan, Ser A, RB
        5.250%, 08/01/13                                 3,000            3,349
   Massachusetts State, Construction
     Loan, Ser B, GO, FSA
     Pre-Refunded @ 100 (C)
        5.500%, 03/01/12                                 4,000            4,470
   Massachusetts State, Construction
     Loan, Ser C, GO, AMBAC
        5.000%, 08/01/10                                 4,810            5,189
   Massachusetts State, Construction
     Loan, Ser C, RB, AMBAC (D)
        5.000%, 08/01/10                                   190              206
   Massachusetts State, Construction
     Loan, Ser E, GO, FSA
     Pre-Refunded @ 100 (C)
        5.250%, 01/01/13                                 3,075            3,406
   Massachusetts State, Development
     Finance Agency, Biomedical
     Research Project, Ser C, RB
     Callable 08/01/10 @ 101
        6.000%, 08/01/11                                 1,000            1,101
   Massachusetts State, Health &
     Educational Facilities Authority,
     Lahey Clinic Medical Center
     Project, Ser C, RB, FGIC
        5.000%, 08/15/14                                 2,395            2,640
   Massachusetts State, Health &
     Educational Facilities Authority,
     Lowell General Hospital
     Project, Ser B, RB, FSA
     Callable 06/01/07 @ 102
        5.250%, 06/01/11                                 1,585            1,665
   Massachusetts State, Housing
     Finance Agency, Single-Family
     Housing Project, Ser 44, RB
     Callable 10/03/05 @ 102
        5.900%, 12/01/13                                   265              269
   Massachusetts State, Municipal
     Wholesale Electric Project No. 6-A,
     RB, MBIA
        5.500%, 07/01/09                                 4,000            4,330
   Massachusetts State, School Building
     Authority, Ser A, RB, FSA
        5.000%, 08/15/14                                17,000           18,870
   Massachusetts State, Ser C, GO, FSA
        5.500%, 12/01/17                                 3,000            3,506


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                        47

STATEMENT OF NET ASSETS

August 31, 2005
--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Water
     Resources Authority, Ser A,
     RB, FGIC
        6.125%, 08/01/11                               $ 1,500         $  1,726
   Massachusetts State, Water
     Resources Authority, Ser D,
     RB, MBIA
        5.500%, 08/01/10                                 2,000            2,207
   University of Massachusetts, Building
     Authority, Ser 2, RB, AMBAC
        5.000%, 11/01/14                                 5,000            5,562
                                                                       --------
                                                                         69,394
                                                                       --------
MICHIGAN -- 4.1%
   Detroit, Convention Facilities,
     Cobo Hall Project, RB, MBIA
        5.000%, 09/30/12                                 2,000            2,198
   Grand Haven, Electric Authority, RB,
     MBIA
        5.500%, 07/01/16                                 6,960            8,075
   Greater Detroit, Resource Recovery
     Authority, Ser B, RB, AMBAC
        6.250%, 12/13/07                                 2,000            2,140
   Kent, Hospital Finance Authority,
     Spectrum Health Project, Ser A, RB
        5.250%, 01/15/07                                 1,975            2,021
   Kent, Hospital Finance Authority,
     Spectrum Health Project, Ser B, RB
        5.000%, 07/15/11                                 2,250            2,424
   Michigan State, Environmental
     Protection Program, GO
        6.250%, 11/01/12                                 3,000            3,424
   Michigan State, Underground Storage
     Project, Ser I, RB, AMBAC
     Pre-Refunded @ 101 (C)
        6.000%, 05/01/06                                 3,600            3,712
   University of Michigan, Hospital
     Project, RB
        5.000%, 12/01/07                                 5,450            5,667
   Wayne Charter County, Detriot Metro
     Project, Ser A, RB, MBIA
        5.250%, 12/01/11                                 9,645           10,248
                                                                       --------
                                                                         39,909
                                                                       --------
MISSISSIPPI -- 0.1%
   Mississippi State, Hospital Equipment
     & Facilities Authority, Rush Medical
     Foundation Project, Ser A, RB
        5.400%, 01/01/07                                   420              429
   Mississippi State, Single-Family
     Housing Authority, Ser D, Cl 6,
     RB (A) (E)
        6.650%, 07/01/12                                   390              417
                                                                       --------
                                                                            846
                                                                       --------

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
NEW JERSEY -- 4.2%
   Gloucester County, Solid Waste
     Improvement Authority, Waste
     Management Project, Ser A, RB (A)
        6.850%, 12/01/29                               $ 2,000         $  2,252
   New Jersey State, Economic
     Development Authority, School
     Facilities Construction Project,
     Ser I, RB
        5.500%, 09/01/15                                 3,110            3,542
   New Jersey State, Educational
     Facilities Authority, Higher
     Education Capital Improvements
     Project, Ser B, RB
        5.750%, 09/01/10                                 4,220            4,675
   New Jersey State, Equipment Lease
     Purchase, Ser A, COP
        5.000%, 06/15/11                                 4,000            4,265
        5.000%, 06/15/14                                 2,500            2,691
   New Jersey State, Health Care
     Facilities Financing Authority,
     Greystone Park Psychiatric Hospital
     Project, RB, AMBAC
        5.000%, 09/15/15                                 6,080            6,764
   New Jersey State, Transportation Trust
     Funding Authority, Transportation
     Systems Project, Ser A, RB, MBIA
        5.250%, 12/15/14                                 2,000            2,255
   New Jersey State, Transportation Trust
     Funding Authority, Transportation
     Systems Project, Ser B, RB, FGIC
        5.250%, 12/15/14                                 2,000            2,247
   New Jersey State, Transportation Trust
     Funding Authority, Transportation
     Systems Project, Ser B, RB, MBIA
        6.500%, 06/15/11                                 4,000            4,625
   New Jersey State, Transportation Trust
     Funding Authority, Transportation
     Systems Project, Ser C, RB, FGIC
     Callable 06/15/15 @ 100
        5.250%, 06/15/16                                 5,000            5,594
   New Jersey State, Transportation Trust
     Funding Authority, Transportation
     Systems Project, Ser C, RB, FSA
        5.750%, 12/15/12                                 1,500            1,711
                                                                       --------
                                                                         40,621
                                                                       --------
NEW MEXICO -- 1.0%
   Farmington, Pollution Control, Ser B,
     RB, FGIC
        3.550%, 04/01/29                                 5,000            5,025
   Jicarilla, Apache Nation Reservation
     Project, Ser A, RB
        5.000%, 09/01/11                                 1,000            1,047
        5.000%, 09/01/13                                 3,200            3,416


--------------------------------------------------------------------------------
48                        SEI Tax Exempt Trust / Annual Report / August 31, 2005

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New Mexico State, Mortgage Finance
     Authority, Single-Family Mortgage
     Program, Ser C-3, RB
     Callable 01/01/07 @ 102 (E)
        5.950%, 07/01/28                               $   380         $    394
                                                                       --------
                                                                          9,882
                                                                       --------
NEW YORK -- 16.1%
   Dutchess County, Industrial
     Development Authority, IBM
     Project, RB
     Callable 12/01/09 @ 100
        5.450%, 12/01/29                                 5,500            5,921
   Jay Street, Building Development, Jay
     Street Project, Ser A-2, RB (A) (B)
        2.240%, 05/01/20                                   400              400
   Long Island, Power Authority,
     New York Electric Systems Project,
     Ser A, RB, AMBAC
        6.000%, 12/01/07                                 6,000            6,396
   Nassau County, Tobacco Authority
     Asset Backed Project, Ser A, RB
     Callable 07/15/09 @ 101
        5.600%, 07/15/14                                 2,835            2,877
   New York City, Municipal Assistance
     Authority, Ser I, RB
     Callable 07/01/07 @ 102
        6.250%, 07/01/08                                 2,000            2,158
   New York City, Ser A, GO
        5.000%, 08/01/14                                 6,135            6,702
   New York City, Ser B, GO
        5.500%, 08/01/11                                 2,000            2,209
        5.500%, 08/01/12                                 5,000            5,569
        5.250%, 08/01/11                                 2,000            2,182
        5.250%, 08/01/12                                 4,975            5,466
   New York City, Ser B, GO, XLCA
        7.250%, 08/15/07                                 3,435            3,708
   New York City, Ser B, GO, XLCA (D)
        7.250%, 08/15/07                                   565              612
   New York City, Ser C, GO
        5.250%, 08/01/10                                 3,000            3,251
   New York City, Ser C, GO, XLCA
        5.000%, 08/01/14                                 4,000            4,410
   New York City, Ser E, GO
        5.250%, 08/01/13                                 5,000            5,525
   New York City, Ser G, GO
        5.000%, 08/01/11                                 2,000            2,157
   New York City, Ser H, GO, FGIC
        5.000%, 08/01/15                                 3,500            3,841
   New York City, Ser I, GO
        5.000%, 08/01/13                                 2,000            2,178
   New York City, Ser I, GO, AMBAC
        5.750%, 03/15/07                                   520              535

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New York City, Ser J, GO
        5.000%, 03/01/12                               $ 1,000         $  1,079
   New York City, Ser J, GO
     Callable 08/01/07 @ 101
        6.125%, 08/01/11                                   370              393
   New York City, Transitional Finance
     Authority, Future Secured
     Tax Project, Ser A, RB
     Callable 11/01/11 @ 100 (A) (G)
        5.500%, 11/01/26                                 3,000            3,322
   New York City, Transitional Finance
     Authority, Future Secured Tax
     Project, Ser C, RB
        5.500%, 02/01/09                                   940            1,011
   New York City, Transitional Finance
     Authority, Future Secured Tax
     Project, Ser C, RB (D)
        5.500%, 02/01/09                                   150              162
   New York State, Dormitory Authority,
     City University Construction Project,
     Ser A, RB
        5.000%, 07/01/07                                 4,000            4,142
   New York State, Dormitory Authority,
     Department of Health Project, RB
        5.250%, 07/01/10                                 3,040            3,291
   New York State, Dormitory Authority,
     New York Methodist Hospital
     Project, RB
        5.250%, 07/01/12                                 1,575            1,723
        5.250%, 07/01/13                                 1,760            1,932
        5.250%, 07/01/14                                 1,855            2,038
   New York State, Dormitory Authority,
     Presbyterian Hospital Project,
     RB, AMBAC
     Callable 02/01/08 @ 101
        4.400%, 08/01/13                                   245              248
   New York State, Dormitory
     Authority, Ser B, RB
     Callable 05/15/12 @ 100 (A)
        5.250%, 11/15/23                                10,000           10,929
   New York State, Dormitory Authority,
     Ser B, RB, XLCA (A)
        5.250%, 07/01/32                                 4,275            4,721
   New York State, Dormitory Authority,
     State University Educational
     Facilities Project, RB, MBIA
     Callable 05/15/10 @ 101
        6.000%, 05/15/15                                 4,000            4,506
   New York State, Dormitory Authority,
     State University Educational
     Facilities, Ser A, RB, MBIA
        5.500%, 05/15/13                                 8,125            9,232


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                        49

STATEMENT OF NET ASSETS

August 31, 2005
--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New York State, Environmental
     Facilities Authority, New York City
     Water Project, RB
       5.750%, 06/15/12                           $        190     $        218
   New York State, Environmental
     Facilities Authority, Revolving
     Funds, RB, MBIA
       6.000%, 06/15/12                                  3,250            3,757
   New York State, Environmental
     Facilities Authority, Ser A, RB
       5.000%, 03/15/12                                  2,000            2,175
   New York State, Medical Care
     Facilities Finance Agency, St. Luke's
     Hospital Project, Ser A, RB (E)
       5.600%, 08/15/13                                    845              865
   New York State, Mortgage Agency,
     Homeowner Mortgage
     Project, Ser 87, RB
     Callable 09/01/09 @ 100
       5.150%, 04/01/17                                  1,620            1,635
   New York State, Tobacco Settlement
     Financing, Ser A-1, RB
     Callable 06/01/06 @ 100
       5.250%, 06/01/12                                  1,525            1,552
   New York State, Urban Development,
     Capital Correctional Facilities
     Project, Ser A, RB, FSA
       6.500%, 01/01/10                                  4,135            4,694
   New York State, Urban Development,
     Ser A, RB
       5.250%, 01/01/21                                  2,750            2,918
       5.000%, 01/01/17                                  1,175            1,257
   New York State, Urban Development,
     Ser A, RB, MBIA
       5.250%, 01/01/11                                 18,000           19,755
   Tsasc, Inc., New York TFABS,
     Ser 1, RB
     Callable 07/15/09 @ 101
       5.750%, 07/15/15                                  2,520            2,743
                                                                   ------------
                                                                        156,395
                                                                   ------------
NORTH CAROLINA -- 2.0%
   Charlotte, Convention Facilities
     Project, Ser A, COP
       5.000%, 08/01/11                                  2,000            2,167
       5.000%, 08/01/13                                  7,300            8,030
   North Carolina State, Municipal Power
     Agency, RB, MBIA
       7.250%, 01/01/07                                  2,000            2,107
   North Carolina State, Municipal Power
     Agency, Ser A, RB, MBIA
       5.750%, 01/01/09                                  6,850            7,429
                                                                   ------------
                                                                         19,733
                                                                   ------------

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
OHIO -- 0.6%
   Erie County, Hospital Facilities
     Authority, Firelands Regional
     Medical Center, Ser A, RB
       5.500%, 08/15/10                           $      1,000     $      1,064
   Lakewood, Hospital Improvements
     Authority, Lakewood Hospital
     Association Project, RB
       5.500%, 02/15/13                                  2,500            2,744
   Ohio State, GO
       6.100%, 08/01/12                                  2,000            2,329
                                                                   ------------
                                                                          6,137
                                                                   ------------
OKLAHOMA -- 0.1%
   Oklahoma State, Industrial
     Development Authority, Integris
     Baptist Health Systems Project,
     RB, AMBAC
       5.250%, 08/15/06                                  1,255            1,282
                                                                   ------------
OREGON -- 0.2%
   Cow Creek, Band Umpqua Tribe of
     Indians, Ser B, RB, AMBAC
       5.100%, 07/01/12                                  1,700            1,724
                                                                   ------------
PENNSYLVANIA -- 4.1%
   Delaware Valley, Regional Finance
     Authority, RB
       5.750%, 07/01/17                                  3,000            3,466
       5.500%, 07/01/12                                  5,925            6,574
   Erie, Higher Education Building
     Authority, Mercyhurst
     College Project, Ser A, RB
     Callable 03/15/15 @ 100
       4.750%, 03/15/20                                  2,500            2,525
   Montgomery County, Higher
     Education & Health Authority,
     Abington Memorial Hospital
     Project, Ser A, RB, AMBAC
       5.000%, 06/01/08                                  1,000            1,049
   New Castle Area, Hospital Authority,
     Jameson Memorial Hospital,
     RB, MBIA
       5.500%, 07/01/08                                  1,605            1,707
   Pennsylvania State, Economic
     Development Financing Authority,
     Colver Project, Ser F, RB, AMBAC
       5.000%, 12/01/14                                  4,000            4,340
   Pennsylvania State, Higher Education
     Facilities Authority, Allegheny
     Delaware Valley Obligation Project,
     Ser A, RB, MBIA
       5.500%, 11/15/08                                  1,000            1,052


--------------------------------------------------------------------------------
50                        SEI Tax Exempt Trust / Annual Report / August 31, 2005

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Pennsylvania State, Higher Education
     Facilities Authority, University of
     Pennsylvania Health Project, Ser A,
     RB, AMBAC
       5.000%, 08/15/14                           $      2,000     $      2,188
   Pennsylvania State, Higher Education
     Facilities Authority, Waynesburg
     College Project, Ser J4, RB (A) (B)
       3.300%, 05/01/32                                  3,600            3,546
   Pennsylvania State, Housing Finance
     Agency, Single-Family
     Mortgage Project, RB
     Callable 10/01/06 @ 102 (E)
       5.300%, 10/01/07                                  1,000            1,024
   Pennsylvania State, Industrial
     Development Authority, RB, AMBAC
       7.000%, 07/01/07                                  1,000            1,071
   Philadelphia, School District, Ser B,
     GO, FGIC
       5.500%, 08/01/09                                  4,400            4,785
   Sayre, Healthcare Facilities, Guthrie
     Health Project, Ser A, RB
       6.000%, 12/01/11                                  3,420            3,760
   Scranton-Lackawanna, Health &
     Welfare Authority, Community
     Medical Center Project, RB, MBIA
       5.500%, 07/01/07                                  2,585            2,693
   Westmoreland County, Municipal
     Authority, Special Obligation, GO (D)
       9.125%, 07/01/10                                     80               88
                                                                   ------------
                                                                         39,868
                                                                   ------------
RHODE ISLAND -- 0.5%
   Rhode Island State, Housing &
     Mortgage Finance Authority,
     Homeownership Opportunity
     Project, Ser 25A, RB
     Callable 10/01/07 @ 101.5
       4.950%, 10/01/16                                    835              846
   Rhode Island State, Housing &
     Mortgage Finance Authority,
     Homeownership Opportunity
     Project, Ser 49-C, RB
       4.000%, 03/20/08                                  4,000            4,075
                                                                   ------------
                                                                          4,921
                                                                   ------------
SOUTH CAROLINA -- 1.5%
   Piedmont, Municipal Power Agency,
     South Carolina Electric, Ser A,
     RB, FGIC
       6.500%, 01/01/16                                    800              988

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Piedmont, Municipal Power Agency,
     South Carolina Electric, Ser A,
     RB, FGIC (D)
       6.500%, 01/01/16                           $      1,020     $      1,271
   Richland County, International Paper
     Projects, Ser A, RB
       4.250%, 10/01/07                                  5,150            5,208
   South Carolina State, Hospital
     Facilities Authority, Medical
     University Project, RB
     Pre-Refunded @ 101 (C)
       5.625%, 07/01/09                                  2,885            3,162
   Western Carolina, Regional Sewer
     Authority, Ser B, RB, FSA
       5.000%, 03/01/14                                  3,235            3,587
                                                                   ------------
                                                                         14,216
                                                                   ------------
SOUTH DAKOTA -- 0.2%
   South Dakota State, Health &
     Educational Facilities Authority,
     McKennan Hospital Project,
     RB, MBIA
       6.000%, 07/01/08                                  1,025            1,101
   South Dakota State, Health &
     Educational Facilities Authority,
     Prairie Healthcare Project, RB,
     ACA Insured
       5.200%, 04/01/08                                    650              672
                                                                   ------------
                                                                          1,773
                                                                   ------------
TENNESSEE -- 1.8%
   Hendersonville, Industrial
     Development Authority, Ashford 83
     Association Project, RB
     Callable 12/15/06 @ 102
       5.950%, 12/15/08                                    720              743
   Metropolitan Government Nashville &
     Davidson Counties, Cab Converter,
     RB, FGIC
       7.700%, 01/01/12                                  5,000            5,936
   Metropolitan Nashville, Airport
     Authority, Improvements Project,
     Ser A, RB
       6.600%, 07/01/08                                  2,000            2,181
   Shelby County, Health & Educational
     Facilities Authority, Baptist
     Memorial Healthcare,
     Ser A, RB (A)
       5.000%, 09/01/20                                  8,200            8,586
                                                                   ------------
                                                                         17,446
                                                                   ------------
TEXAS -- 9.6%
   Austin, Utility Systems, RB, AMBAC
       6.750%, 11/15/12                                 10,090           12,144


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                        51

STATEMENT OF NET ASSETS

August 31, 2005
--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Birdville, Independent School
     District, GO
       5.000%, 02/15/10                           $      2,300     $      2,464
   Carrollton, Farmers Branch
     Independent School District, GO
       5.500%, 02/15/11                                  3,905            4,319
   Carrollton, Farmers Branch
     Independent School District, GO
     Callable 02/15/09 @ 100
       5.750%, 02/15/10                                  1,605            1,737
   Cypress-Fairbanks, Independent
     School District, GO
       6.750%, 02/15/08                                  1,000            1,086
   Deer Park, Independent School
     District, GO
       6.000%, 02/15/08                                  2,000            2,137
   Harris County, GO (D)
       6.000%, 12/15/11                                  3,895            4,479
   Harris County, Health Facilities
     Development Authority, Christus
     Health Project, Ser A, RB, MBIA
       5.375%, 07/01/08                                  3,845            4,051
   Harris County, Health Facilities
     Development Authority, Memorial
     Hospital Systems Project, Ser A,
     RB, MBIA
       6.000%, 06/01/09                                  1,825            1,997
   Harris County, Toll Road Authority,
     Ser B-2, RB, FGIC
       5.000%, 08/15/21                                  5,000            5,321
   Harris County, Toll Road Authority,
     Sub Lien, RB, FGIC
       6.000%, 08/01/12                                  6,000            6,925
   Houston, Airport Systems Authority,
     Sub Lien, Ser A, RB, FSA
       6.000%, 07/01/09                                  5,000            5,431
   Houston, Hotel Occupancy Tax &
     Special Revenue, Convention &
     Entertainment Project, Ser B,
     RB, AMBAC
       5.500%, 09/01/09                                  2,500            2,719
   Houston, Hotel Occupancy Tax &
     Special Revenue, Convention &
     Entertainment Project, Ser B,
     RB, AMBAC (F)
       5.210%, 09/01/15                                  5,500            3,671
   Houston, Ser C, GO
       7.000%, 03/01/08                                  3,660            3,860
   Houston, Ser C, GO
     Pre-Refunded @ 100 (C)
       7.000%, 03/01/06                                    340              347
   Humble Island, Independent School
     District, Ser A, GO
       5.250%, 02/15/14                                  2,635            2,951
       5.000%, 02/15/13                                  3,510            3,848

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Northside, Independent School
     District, GO
       5.000%, 06/15/13                           $      2,270     $      2,491
   Northside, Independent School
     District, Ser A, GO
       5.000%, 02/15/12                                  2,170            2,365
   San Antonio, Airport Systems
     Authority, Ser 2003, RB, FSA
       6.000%, 07/01/12                                  2,045            2,311
   San Antonio, Electric & Gas
     Authority, RB
       5.250%, 02/01/13                                  5,000            5,556
   San Antonio, Electric & Gas
     Authority, Ser 2000, RB (D)
       5.750%, 02/01/11                                  1,540            1,680
   San Antonio, Water Authority, RB
       6.250%, 05/15/08                                  1,000            1,080
   Southwest, Higher Education
     Authority, Southern Methodist
     University Project, RB, AMBAC
       5.250%, 10/01/10                                  2,350            2,563
   Tarrant, Regional Water District
     Authority, RB, FSA
       5.000%, 03/01/11                                  2,000            2,171
   Texas State, Municipal Power Agency,
     RB, MBIA (D) (F)
       4.080%, 09/01/16                                     25               16
   Texas State, Municipal Power Agency,
     RB, MBIA (F)
       4.080%, 09/01/16                                  5,975            3,781
                                                                   ------------
                                                                         93,501
                                                                   ------------
UTAH -- 0.8%
   Salt Lake County, Hospital Authority,
     IHC Health Services Project,
     RB, AMBAC
       5.500%, 05/15/09                                  1,000            1,078
   Utah State, Intermountain Power
     Agency Power Supply, Ser A,
     RB, MBIA
       6.000%, 07/01/08                                  6,000            6,462
                                                                   ------------
                                                                          7,540
                                                                   ------------
VIRGINIA -- 1.3%
   Charles City County, Industrial
     Development Authority, Waste
     Management Project, RB
       4.875%, 02/01/09                                  5,250            5,440
   Fairfax County, Economic
     Development Authority, Ser A,
     RB, AMBAC
       6.100%, 02/01/11                                  5,000            5,613


--------------------------------------------------------------------------------
52                        SEI Tax Exempt Trust / Annual Report / August 31, 2005

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   King George County, Industrial
     Development Authority, Waste
     Manangement Project, Ser A, RB
       4.100%, 06/01/23                           $      1,685     $      1,706
                                                                   ------------
                                                                         12,759
                                                                   ------------
WASHINGTON -- 3.1%
   Clark County, Public Utility District
     Authority, RB, AMBAC
       5.500%, 01/01/11                                  3,000            3,323
   Clark County, Public Utility District
     Authority, RB, FSA
     Callable 01/01/10 @ 100
       5.625%, 01/01/11                                  1,500            1,635
   Energy Northwest, Electric Authority,
     Ser A, RB
       5.000%, 07/01/14                                  5,000            5,487
   Washington State, Public Power
     Supply Systems Authority, Nuclear
     Project No. 2, Ser A, RB
       6.000%, 07/01/07                                  3,850            4,047
   Washington State, Public Power
     Supply Systems Authority,
     Ser B, RB
       7.250%, 07/01/09                                    120              130
   Washington State, Public Power
     Supply Systems Authority,
     Ser B, RB (D)
       7.250%, 07/01/09                                  1,955            2,127
   Washington State, Ser B &
     Ser AT-7, GO
       6.250%, 06/01/10                                  4,550            5,132
   Washington State, Tobacco
     Settlement Authority, RB,
     Callable 06/01/13 @ 100
       6.500%, 06/01/26                                  7,685            8,530
                                                                   ------------
                                                                         30,411
                                                                   ------------
WISCONSIN -- 0.0%
   Badger, Tobacco Asset
     Securitization, RB
       6.125%, 06/01/27                                    475              510
                                                                   ------------
WYOMING -- 0.2%
   Teton County, Hospital Authority,
     RB, ACA Insured
     Callable 12/01/08 @ 101
       5.800%, 12/01/17                                  1,950            2,059
                                                                   ------------
PUERTO RICO -- 4.2%
   Puerto Rico Commonwealth, Electric
     Power Authority, Ser QQ, RB, XLCA
       5.500%, 07/01/16                                  3,000            3,484

--------------------------------------------------------------------------------
                                            Shares/Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Puerto Rico Commonwealth, Public
     Buildings Authority, Government
     Facilities Project, Ser C, RB (E)
       5.500%, 07/01/12                           $      2,000     $      2,210
   Puerto Rico Commonwealth, Public
     Buildings Authority, Ser J, RB
     Callable 07/01/12 @ 100 (E)
       5.000%, 07/01/28                                  7,000            7,429
   Puerto Rico Commonwealth, Public
     Finance Authority, Ser A, RB
     Callable 02/01/12 @ 100 (B)
       5.750%, 08/01/27                                 17,100           18,958
   Puerto Rico Commonwealth, Public
     Improvements Project, Ser C, GO
       6.000%, 07/01/13                                  5,000            5,345
       5.000%, 07/01/18                                  3,500            3,648
                                                                   ------------
                                                                         41,074
                                                                   ------------
Total Municipal Bonds
   (Cost $944,678) ($ Thousands)                                        964,586
                                                                   ------------
TAX EXEMPT CORPORATE BOND -- 0.6%

COLORADO -- 0.6%
   San Manuel Entertainment
     Callable 12/01/13 @ 102 (H)
       4.500%, 12/01/16                                  6,000            6,039
                                                                   ------------
Total Tax Exempt Corporate Bond
   (Cost $5,956) ($ Thousands)                                            6,039
                                                                   ------------
CASH EQUIVALENT -- 0.0%

   SEI Tax Exempt Trust, Institutional
     Tax Free Fund, Cl A+                               27,280               27
                                                                   ------------
Total Cash Equivalent
   (Cost $27) ($ Thousands)                                                  27
                                                                   ------------
Total Investments -- 99.7%
   (Cost $950,661) ($ Thousands)                                        970,652
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- 0.3%
Payable for Investment Securities Purchased                              (6,651)
Payable for Fund Shares Redeemed                                         (1,338)
Investment Advisory Fees Payable                                           (269)
Income Distributions Payable                                               (231)
Administration Fees Payable                                                (178)
Other Assets and Liabilities, Net                                        11,527
                                                                   ------------
Total Other Assets and Liabilities                                        2,860
                                                                   ------------
Net Assets -- 100.0%                                               $    973,512
                                                                   ============


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                        53

STATEMENT OF NET ASSETS


Intermediate-Term Municipal Fund (Concluded)
August 31, 2005
--------------------------------------------------------------------------------
                                                                          Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-In-Capital
   (unlimited authorization -- no par value)                       $    950,901
Undistributed net investment income                                         169
Accumulated net realized gain on investments                              2,451
Net unrealized appreciation on investments                               19,991
                                                                   ------------
Net Assets                                                         $    973,512
                                                                   ============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($973,512,165 / 88,697,334 shares)                                    $10.98
                                                                   ============

+   See note 3 in the notes to financial statements.
(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2005. The demand and interest rate reset features give this security a shorter effective maturity date.
(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(C) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(D) Security is escrowed to maturity.
(E) Securities are collateralized under an agreement from FHA/FNMA/GNMA.
(F) Zero coupon bond. The rate shown is the effective yield at the time of purchase.
(G) Step Bonds -- The rate reflected on the Statement of Net Assets is the effective yield on August 31, 2005. The coupon on a step bond changes on a specified date.
(H) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2005, the value of these securities amounted to $6,039 ($ Thousands), representing 0.6% of the net assets of the Fund.
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
Cl -- Class
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA -- Federal Housing Agency
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GNMA -- Government National Mortgage Association
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
Radian -- Radian Asset Assurance
RB -- Revenue Bond
Ser -- Series
TA -- Tax Allocation
XLCA -- XL Capital Assurance

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
54                        SEI Tax Exempt Trust / Annual Report / August 31, 2005

Short Duration Municipal Fund
August 31, 2005
--------------------------------------------------------------------------------

[Bar Chart Omitted]
[Plot Points Follow]

SECTOR WEIGHTINGS (UNAUDITED)*:

33.5% Education
22.4% General Obligations
12.1% General Revenue
 5.8% Industrial Development
 5.7% Public Facilities
 4.6% Water
 4.0% Power
 2.8% Utilities
 2.8% Transportation
 2.6% Pollution Control
 2.2% Healthcare
 0.8% Board Bank Revenue
 0.7% Housing
 0.0% Short Term Investment

*Percentages based on total investments.

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 99.0%

ALABAMA -- 2.1%
   Oxford, SW, AMBAC
     Pre-Refunded @ 102 (C)
       5.750%, 09/01/06                                 $2,500     $      2,621
                                                                   ------------
ARIZONA -- 2.3%
   Arizona State, School Facilities Board,
     Ser B, COP, FSA
       5.000%, 09/01/06                                  1,250            1,276
   Maricopa County, Industrial
     Development Authority, Horizon
     Community Learning Center
     Project, RB, ACA Insured
     Pre-Refunded @ 102 (C)
       6.375%, 06/01/07                                  1,000            1,077
   Maricopa County, Sun City Hospital
     Authority, Ser A, RB (D)
       7.875%, 01/01/07                                    475              493
                                                                   ------------
                                                                          2,846
                                                                   ------------
ARKANSAS -- 0.8%
   Arkansas State, Development Finance
     Authority, Revolving Loan Funding
     Project, Ser A, RB
       4.000%, 06/01/08                                  1,000            1,024
                                                                   ------------
CALIFORNIA -- 0.8%
   California State, Economic
     Development Authority, Ser A, GO
       3.000%, 07/01/06                                    750              751

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   California State, Public Works Board,
     Department of Corrections
     Project, Ser A, RB, AMBAC
     Pre-Refunded @ 102 (C)
       5.800%, 01/01/06                              $     200     $        206
                                                                   ------------
                                                                            957
                                                                   ------------
COLORADO -- 0.6%
   Bowles, Metropolitan District, GO
     Pre-Refunded @ 102 (C)
       7.750%, 12/01/05                                    500              516
   Colorado State, Regional Transportation
     Authority, RB, AMBAC
     Callable 06/01/15 @ 100 (A)
       2.530%, 06/01/25                                    200              200
                                                                   ------------
                                                                            716
                                                                   ------------
FLORIDA -- 2.9%
   Florida State, Board of Education,
     Public Education Project, Ser J, GO
       4.000%, 06/01/06                                    200              201
   Jacksonville, Electric Authority,
     St. Johns River Issue, RB
     Callable 04/01/06 @ 101
       5.500%, 10/01/06                                    200              205
   Tampa, Guaranteed Entitlement,
     RB, AMBAC
       6.000%, 10/01/06                                  1,945            2,009
   Volusia County, Educational Facility
     Authority, Embry-Riddle Project,
     RB, Radian Insured
       4.500%, 10/15/07                                  1,220            1,252
                                                                   ------------
                                                                          3,667
                                                                   ------------
ILLINOIS -- 5.1%
   Illinois State, 1st Ser, GO
       5.500%, 08/01/07                                    200              210
   Illinois State, Metropolitan Pier &
     Exposition Authority, McCormick
     Place Expansion Project, Ser A, RB
       5.000%, 06/15/06                                    500              508
   Illinois State, Sales Tax Revenue
     Authority, RB
       5.000%, 06/15/08                                  1,000            1,051
   Lombard County, Installment Contract
     Certifcates, GO, MBIA
       4.750%, 07/01/07                                    200              206
   Rockford, School District No. 205,
     GO, FGIC
       3.750%, 02/01/06                                  1,000            1,004
   Winnebago & Boone Counties, School
     District No. 205, TAN
       3.160%, 09/29/05                                  2,000            2,000


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                        55

STATEMENT OF NET ASSETS

August 31, 2005
--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Winnebago & Boone Counties, School
     District No. 205, TAW
       4.700%, 09/30/05                           $      1,500     $      1,502
                                                                   ------------
                                                                          6,481
                                                                   ------------
INDIANA -- 10.4%
   Carmel, High School Building
     Corporation, First Mortgage Project,
     RB, MBIA
       3.250%, 01/15/06                                  1,465            1,468
   East Porter County, School Building
     Corporation, Spears Project,
     Ser DB-145, RB, MBIA
     Callable 07/15/15 @ 100
       2.530%, 07/15/16                                  1,300            1,300
   Goshen, Community Schools, TAW
       3.000%, 12/30/05                                    795              794
   Hamilton, Southeastern Consolidated
     School Building, First Mortgage,
     RB, FSA
       3.000%, 01/15/07                                  1,060            1,060
   Indiana Bond Bank, Advanced
     Funding Program Notes Project,
     Ser A, RB
       3.250%, 01/26/06                                  1,000            1,001
   Indianapolis, Industrial Development
     Authority, Joint & Clutch Service
     Project, RB (A) (B)
       2.949%, 12/01/14                                  1,000            1,000
   Mishawaka, School City Authority, TAW
       3.100%, 12/30/05                                  2,150            2,151
   Northwest Allen County, Schools, TAN
       3.500%, 12/30/05                                  1,000            1,001
   Purdue University, Student Fee Project,
     Ser O, RB
       3.650%, 07/01/06                                  1,540            1,548
   Tippecanoe County, School District,
     GO, MBIA
       2.000%, 07/01/06                                    800              792
   Zionsville County, BAN
     Callable 09/12/05 @ 100
       3.300%, 01/01/07                                  1,000              995
                                                                   ------------
                                                                         13,110
                                                                   ------------
IOWA -- 2.2%
   Coralville, Annual Appropriation
     Project, Ser K 2, GO
       5.000%, 06/01/07                                  1,200            1,241
   Iowa State, Higher Education Loan
     Authority, Clarke College Project,
     Ser B, RAN
       4.200%, 05/24/06                                  1,500            1,511
                                                                   ------------
                                                                          2,752
                                                                   ------------

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
KANSAS -- 1.5%
   Salina, Center Mall Project, RB
     Callable 09/02/05 @ 100 (A) (B)
       2.700%, 12/01/14                           $        650     $        650
   Wyandotte County, Unified
     Government, Municipal Temporary
     Notes, Ser III, GO
     Callable 09/19/05 @ 100
       2.750%, 04/01/06                                  1,280            1,278
                                                                   ------------
                                                                          1,928
                                                                   ------------
KENTUCKY -- 1.6%
   Northern Kentucky, Water
     District Authority, BAN
     Callable 11/01/05 @ 100
       3.250%, 05/01/07                                  2,000            2,000
                                                                   ------------
LOUISIANA -- 2.6%
   Jefferson Parish, School Board, RB,
     AMBAC Callable 02/15/05 @ 101 (A)
       2.530%, 02/01/25                                  1,150            1,150
   Louisiana State, Energy & Power
     Authority, RB, FSA
       5.500%, 01/01/08                                  1,000            1,054
   New Orleans, Exhibition Hall Authority,
     RB, AMBAC (A) (D) (E)
       5.076%, 07/15/06                                    325              311
   Shreveport, Water & Sewer Authority,
     RB, XLCA Insured
       4.000%, 06/01/06                                    730              736
                                                                   ------------
                                                                          3,251
                                                                   ------------
MAINE -- 0.8%
   Maine State, GO
       4.000%, 07/15/07                                  1,000            1,019
                                                                   ------------
MASSACHUSETTS -- 3.7%
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System, Ser A, RB
       7.000%, 03/01/07                                  1,500            1,586
   Massachusetts State, Construction
     Loan, Ser C, GO
       5.000%, 08/01/07                                    965            1,001
   Massachusetts State, Construction
     Loan, Ser C, GO (D)
       5.000%, 08/01/07                                     35               36
   Massachusetts State, School Building
     Authority, Ser A, RB
       5.000%, 08/15/07                                  1,000            1,038
   Stoughton, BAN
       3.750%, 05/12/06                                  1,016            1,022
                                                                   ------------
                                                                          4,683
                                                                   ------------


--------------------------------------------------------------------------------
56                        SEI Tax Exempt Trust / Annual Report / August 31, 2005

--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MICHIGAN -- 7.2%
   Birmingham, Economic Development
     Authority, Brown State Project,
     RB (A) (B)
       2.700%, 12/01/18                           $        265     $        265
   Bridgeport Spaulding, Community
     School District, SAN
       3.750%, 06/27/06                                  2,500            2,508
   Hudsonville, Public Schools, GO, FGIC
     Pre-Refunded @ 100 (C)
       5.150%, 05/01/08                                  1,710            1,806
   Michigan State, Building Authority,
     Facilities Program, Ser I, RB, FSA
       5.000%, 10/15/07                                  1,000            1,041
   Michigan State, New Center
     Development Project, COP,
     MBIA (D)
       5.500%, 09/01/07                                  1,660            1,739
   Michigan State, Public Power Agency,
     Campbell Project, Ser A, RB,
     AMBAC
       5.500%, 01/01/07                                  1,670            1,724
                                                                   ------------
                                                                          9,083
                                                                   ------------
MISSOURI -- 4.5%
   Missouri State, Environmental
     Improvement & Energy Authority,
     State Revolving Funding Program
     Project, RB
       6.000%, 01/01/07                                  1,000            1,040
   Missouri State, Health & Educational
     Facilities Authority, De Smet Jesuit
     High School Project, RB
     Callable 09/02/05 @ 100 (B)
       2.370%, 11/01/27                                    100              100
   Missouri State, Health & Educational
     Facilities Authority, Private Education
     Program, RAN, Ser B, RB
       4.750%, 04/25/06                                  2,000            2,010
   Missouri State, Public Utilities
     Commission, Interim Construction
     Notes, RB
       2.750%, 10/01/05                                  1,500            1,500
   Springfield, Public Building
     Improvement, Capital Improvement
     Program, Ser L, RB, AMBAC
       3.000%, 03/01/06                                    985              987
                                                                   ------------
                                                                          5,637
                                                                   ------------
MONTANA -- 2.0%
   Montana State, Board Investment
     Authority, Inter Capital Project,
     RB Callable 03/01/06 @ 100 (A)
       2.600%, 03/01/25                                  2,500            2,494
                                                                   ------------

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
NEVADA -- 3.1%
   Clark County, GO
     Pre-Refunded @ 101 (C)
       5.375%, 12/01/06                           $      2,240     $      2,329
   Clark County, School District,
     Ser A, GO, FGIC
       5.250%, 06/15/06                                  1,500            1,528
                                                                   ------------
                                                                          3,857
                                                                   ------------
NEW JERSEY -- 6.2%
   Dumont, TAN
       3.625%, 04/06/06                                  2,000            2,005
   Flemington, BAN
       3.250%, 04/13/06                                  1,370            1,368
   New Jersey State, Economic
     Development Authority, Senior Lien,
     Ser A, RB, MBIA
       5.000%, 07/01/06                                  3,000            3,052
   Park Ridge, Board of Education, GAN
       3.750%, 08/09/06                                  1,340            1,347
                                                                   ------------
                                                                          7,772
                                                                   ------------
NEW MEXICO -- 0.9%
   Farmington, Utility Systems Authority,
     RB, AMBAC (D)
       9.875%, 01/01/08                                    595              639
   New Mexico State, Finance Authority,
     Public Projects Revolving Funding
     Project, Ser B-1, RB, AMBAC
       4.000%, 06/01/06                                    540              545
                                                                   ------------
                                                                          1,184
                                                                   ------------
NEW YORK -- 2.6%
   Marlboro, Central School District,
     School Building Improvements
     Project, BAN
       3.750%, 04/13/06                                  1,635            1,642
   New York City, Municipal Assistance
     Authority, Ser O, RB
       5.250%, 07/01/06                                    100              102
   New York State, Urban Development
     Corporate Revenue Authority, State
     Personal Income Tax Project,
     Ser A, RB
       4.000%, 03/15/07                                  1,500            1,524
                                                                   ------------
                                                                          3,268
                                                                   ------------
OHIO -- 6.0%
   American Municipal Power-Ohio
     Incorporated, Columbus - Electrical
     Systems Project, BAN
       3.000%, 07/13/06                                    525              523


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                        57

STATEMENT OF NET ASSETS

August 31, 2005
--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   American Municipal Power-Ohio
     Incorporated, Electrical Systems
     Project, BAN
       3.000%, 06/30/06                                $ 1,500         $  1,495
   Greene County, Water Systems
     Revenue Authority, Ser A, RB, FGIC
     Pre-Refunded @ 102 (C)
       6.125%, 12/01/07                                  1,000            1,087
   Ohio State, Building Authority,
     Administration Building Funding
     Project, Ser B, RB
       5.125%, 10/01/07                                  1,000            1,043
   Ohio State, Common Schools Capital
     Facilities, Ser A, GO
       5.750%, 06/15/06                                    100              102
   Ohio State, Major New State
     Infrastructure, RB
       4.500%, 06/15/06                                  1,000            1,013
   Wapakoneta, Ser 4, BAN
       3.300%, 06/15/06                                  2,288            2,289
                                                                       --------
                                                                          7,552
                                                                       --------
OKLAHOMA -- 2.3%
   Oklahoma County, Home Finance
     Authority, Single-Family Mortgage,
     Capital Appreciation Project, Ser B
     Pre-Refunded @ 56.915 (A) (C) (E)
       2.180%, 03/01/06                                  1,625              912
   Tulsa, Industrial Development Authority,
     Ser A, RB Callable 09/02/05 @ 100 (A)
       2.950%, 05/15/17                                  2,000            2,000
                                                                       --------
                                                                          2,912
                                                                       --------
OREGON -- 0.8%
   Portland, Community College District,
     GO, FSA
       3.500%, 06/15/08                                  1,000            1,012
                                                                       --------
PENNSYLVANIA -- 3.8%
   Allegheny County, Port Authority, Sub
     Lien-Transportation, RB, MBIA
       5.500%, 06/01/08                                  1,265            1,347
   Butler County, GO, FGIC
       6.000%, 07/15/06                                    190              195
   Dauphin County, General Authority,
     Northwest Medical Center Project, RB
     Pre-Refunded @ 102 (C)
       8.625%, 10/15/05                                    190              195
   Midway, Sewer Authority, RB
     Callable 10/03/05 @ 100
       2.000%, 12/01/05                                    215              214
   Pennsylvania State, 2nd Ser, GO
       5.000%, 10/01/05                                    375              376

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Pennsylvania State, Public School
     Building Authority, Parkland School
     District Project, Ser D, RB, FGIC
     Callable 09/02/05 @ 100
       2.540%, 03/01/19                                $   400         $    400
   Pine Grove, Joint Treatment Authority,
     BAN Callable 02/01/07 @ 100
       4.000%, 08/01/07                                  2,000            2,027
                                                                       --------
                                                                          4,754
                                                                       --------
RHODE ISLAND -- 0.8%
   Rhode Island, Board Authority, Ser A,
     RB, AMBAC
       5.000%, 10/01/07                                  1,000            1,040
                                                                       --------
SOUTH CAROLINA -- 2.4%
   Spartanburg, Sanitation & Sewer
     District, Ser A, GO, AMBAC
       3.000%, 03/01/06                                    200              201
   Three Rivers, Solid Waste Authority, BAN
       3.875%, 06/01/06                                  2,100            2,109
   Three Rivers, Solid Waste Authority, RAN
       3.875%, 06/01/06                                    675              677
                                                                       --------
                                                                          2,987
                                                                       --------
TEXAS -- 4.7%
   Canyon, Independent School District,
     GO
       6.500%, 02/15/06                                    200              203
   Dallas County, Area Rapid Transit,
     Senior Lien, RB
       3.000%, 12/01/05                                    100              100
   Dallas County, Community College
     District, GO
       3.000%, 02/15/06                                  1,395            1,397
   Dallas, GO
       5.000%, 02/15/06                                    140              141
   Fort Bend County, Industrial
     Development Authority, Frito Lay
     Project, RB (A)
       3.000%, 10/01/11                                    500              500
   Fort Worth, Water & Sewer Authority,
     RB
       5.000%, 02/15/06                                    265              268
   San Antonio, Electric & Gas Authority,
     Ser 2000, RB
       5.800%, 02/01/06                                    135              136
   San Antonio, GO
       5.000%, 08/01/07                                  1,500            1,556
   Texas State, ABN Amro Munitops
     Certificate Trust, Ser 2005-21, GO
       2.540%, 02/01/13                                    600              600


--------------------------------------------------------------------------------
58                        SEI Tax Exempt Trust / Annual Report / August 31, 2005

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Texas State, Transportation Commission
     Authority, Mobility Funding Project,
     Ser A, GO
       5.000%, 04/01/08                                $ 1,000         $  1,048
                                                                       --------
                                                                          5,949
                                                                       --------
UTAH -- 0.2%
   Utah State, Granite School District,
     Municipal Building Authority Lease,RB
       2.000%, 03/01/06                                    200              199
                                                                       --------
VIRGINIA -- 1.1%
   Virginia State, Infrastructure Authority,
     Pooled Financing Program, RB
       4.000%, 11/01/05                                    200              201
   Virginia State, Public School Authority,
     Ser D, RB
       4.000%, 02/01/06                                  1,200            1,206
                                                                       --------
                                                                          1,407
                                                                       --------
WASHINGTON -- 3.2%
   King County, School District No. 414,
     Lake Washington Project, Ser B,
     GO, FGIC
       3.000%, 06/01/06                                  1,000            1,001
       3.000%, 06/01/07                                  1,000            1,000
   Washington State, Motor Vehicle Fuel
     Tax Project, Ser B, GO, FSA
       4.500%, 07/01/07                                  2,000            2,053
                                                                       --------
                                                                          4,054
                                                                       --------
WISCONSIN -- 7.3%
   Appleton, Waterworks Authority, RB,
     FGIC
       3.625%, 01/01/06                                  2,595            2,602
   Marshfield, Unified School District,
     Ser A, BAN
       4.200%, 11/01/06                                  2,500            2,524
   Racine, Unified School District, TRAN
       4.000%, 07/14/06                                  1,700            1,715
   Wisconsin State, Ser D, GO, FSA
       4.000%, 05/01/07                                  2,110            2,147
   Wisconsin State, Transportation
     Authority, Ser A, RB
       5.000%, 07/01/07                                    200              207
                                                                       --------
                                                                          9,195
                                                                       --------

--------------------------------------------------------------------------------
                                            Shares/Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MULTI-STATE (F) -- 2.5%
   GAF, Tax Exempt Bond Grantor Trust,
     RB (A) (B)
       3.050%, 10/01/12                              $   1,740         $  1,740
       2.850%, 10/01/12                                  1,440            1,440
                                                                       --------
                                                                          3,180
                                                                       --------
Total Municipal Bonds
   (Cost $125,082) ($ Thousands)                                        124,591
                                                                       --------
CASH EQUIVALENT -- 0.0%

   SEI Tax Exempt Trust, Institutional
     Tax Free Fund, Cl A+                               39,826               40
                                                                       --------
Total Cash Equivalent
   (Cost $40) ($ Thousands)                                                  40
                                                                       --------
Total Investments -- 99.0%
   (Cost $125,122) ($ Thousands)                                        124,631
                                                                       --------
OTHER ASSETS AND LIABILITIES -- 1.0%
Payable for Fund Shares Redeemed                                            (50)
Investment Advisory Fees Payable                                            (34)
Administration Fees Payable                                                 (24)
Income Distributions Payable                                                 (6)
Other Assets and Liabilities, Net                                         1,410
                                                                       --------
Total Other Assets and Liabilities                                        1,296
                                                                       --------
Net Assets -- 100.0%                                                   $125,927
                                                                       ========

NET ASSETS:
Paid-In-Capital
  (unlimited authorization -- no par value)                             126,434
Undistributed net investment income                                          73
Accumulated net realized loss on investments                                (89)
Net unrealized depreciation on investments                                 (491)
                                                                       --------
Net Assets                                                             $125,927
                                                                       ========
Net Asset Value, Offering and Redemption
  Price Per Share -- Class A
  ($125,927,477 / 12,662,786 shares)                                      $9.94
                                                                       ========


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                        59

STATEMENT OF NET ASSETS


Short Duration Municipal Fund (Concluded)
August 31, 2005
--------------------------------------------------------------------------------
Description
--------------------------------------------------------------------------------

+     See note 3 in the Notes to Financial Statements.
(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2005. The demand and interest rate reset features give this security a shorter effective maturity date.
(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(C)   Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(D)   Security is escrowed to maturity.
(E) Zero coupon security. The rate reported on the Statement of Net Assets is the effective yield at time of purchase.
(F)   Multi-State bond issue including California and Tennessee.
ACA   -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
BAN   -- Bond Anticipation Note
Cl    -- Class
COP   -- Certificate of Participation
FGIC  -- Financial Guaranty Insurance Company
FSA   -- Financial Security Assistance
GAN   -- Grant Anticipation Note
GO    -- General Obligation
MBIA  -- Municipal Bond Insurance Company
Radian -- Radian Asset Assurance
RAN   -- Revenue Anticipation Note
RB    -- Revenue Bond
SAN   -- State Aid Note
Ser   -- Series
SW    -- Sewer Warrant
TAN   -- Tax Anticipation Note
TAW   -- Tax Anticipation Warrant
TRAN  -- Tax and Revenue Anticipation Note
XLCA  -- XL Capital Assurance

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
60                        SEI Tax Exempt Trust / Annual Report / August 31, 2005

Pennsylvania Municipal Bond Fund
August 31, 2005
--------------------------------------------------------------------------------

[Bar Chart Omitted]
[Plot Points Follow]

SECTOR WEIGHTINGS (UNAUDITED)*:

30.0% Healthcare
22.7% Education
 9.4% Industrial Development
 6.3% General Obligations
 4.5% General Revenue
 4.5% Public Facilities
 4.4% Utilities
 4.1% Housing
 4.1% Water
 3.5% Nursing Homes
 2.4% Transportation
 2.2% Power
 1.9% Pollution Control
 0.0% Short Term Investment

*Percentages based on total investments.
--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.8%

PENNSYLVANIA -- 93.6%
   Allegheny County, GO (C)
       6.000%, 09/01/07                              $      85         $     90
   Allegheny County, Higher Education
     Building Authority, Chatham College,
     Ser A, RB
     Callable 03/01/12 @ 100
       5.850%, 03/01/22                                    665              721
   Allegheny County, Higher Education
     Building Authority, Chatham College,
     Ser A, RB, Radian Insured
     Callable 09/01/08 @ 102
       5.125%, 09/01/13                                  2,160            2,294
   Allegheny County, Hospital
     Development Authority, Harmarville
     Rehabilitation Center, RB (C)
       6.000%, 10/01/08                                    285              293
   Allegheny County, Hospital
     Development Authority, Montefiore
     Hospital, RB (C)
       6.875%, 07/01/09                                    395              423
   Allegheny County, Housing Finance
     Agency, Single-Family Mortgage,
     Ser CC-1, RB
     Callable 11/01/08 @ 102 (D)
       5.200%, 05/01/17                                    965              995
   Allegheny County, Industrial
     Development Authority, Duquesne
     Light Project, RB, AMBAC
       4.350%, 12/01/13                                  1,500            1,574
   Allegheny County, Ser C-56, GO, FSA
       5.000%, 10/01/15                                  1,000            1,111

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Allegheny County, University of
     Pittsburgh Medical Center,
     Ser B, RB
       5.250%, 06/15/12                              $   1,055         $  1,152
       5.250%, 06/15/15                                  1,000            1,101
   Allentown, Area Hospital Authority,
     Sacred Heart Hospital Project, RB (C)
       8.000%, 03/01/09                                    175              191
   Altoona, Area School District Authority,
     Blair County, Ser 78, RB
     Pre-Refunded @ 100 (A)
       6.500%, 10/03/05                                    290              295
   Bensalem Township, Water & Sewer
     Authority, RB (C)
       6.750%, 12/01/14                                    150              167
   Berks County, Redevelopment Multi-
     Family Housing Authority, Woodgate
     Associates Project, Ser A, RB
     Callable 01/01/07 @ 101 (D)
       4.700%, 01/01/09                                    180              184
   Blair County, Hospital Authority, RB (C)
       6.900%, 07/01/08                                    210              223
   Bucks County, Water & Sewer
     Authority, RB (C)
       6.375%, 12/01/08                                     85               88
   Cambria County, Hospital Authority,
     Conemaugh Valley Memorial
     Hospital, RB (C)
       7.625%, 09/01/11                                    214              237
   Central Bucks County, School District,
     GO, MBIA
       5.000%, 05/15/13                                  2,500            2,760
   Chartiers Valley, Joint School District,
     RB (C)
       6.150%, 03/01/07                                     65               68
   Chester County, Health & Educational
     Facilities Authority, Immaculata
     College Project, RB
     Callable 10/03/05 @ 100
       5.250%, 10/15/10                                    345              346
   Chester County, Health & Educational
     Facilities Authority, The Devereux
     Foundation, RB, Radian Insured
     Callable 11/01/12 @ 100
       4.400%, 11/01/15                                    100              103
       4.300%, 11/01/14                                    100              103
   Creswell Heights, Joint Water Authority,
     RB (C)
       7.375%, 03/01/07                                     30               31
   Cumberland County, Municipal
     Authority, Presbyterian Homes
     Project, Ser A, RB, Radian Insured
     Callable 12/01/12 @ 100
       4.750%, 12/01/19                                  3,170            3,284


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                       61

STATEMENT OF NET ASSETS

August 31, 2005
--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Cumberland Valley, Joint School
     District, RB, MBIA
     Pre-Refunded @ 100 (A)
       6.500%, 11/15/06                              $     145         $    148
   Delaware County, Healthcare Authority,
     Mercy Health Project, Ser A, RB (C)
       5.125%, 11/15/12                                    115              116
   Delaware County, Hospital Authority,
     Crozer-Chester Medical Center
     Project, RB, ACA Insured
       4.900%, 12/01/08                                    550              566
   Delaware River, Toll Bridge
     Commission, RB
       5.250%, 07/01/13                                  1,475            1,627
   Delaware River, Port Authority of
     Pennsylvania & New Jersey,
     Delaware Bridges Project, RB (C)
       6.500%, 01/15/11                                    150              164
       6.000%, 01/15/10                                    160              171
   Derry Township, Sanitation Sewer
     Authority, RB (C)
       6.250%, 08/01/12                                     35               38
   Dover Township, Sewer Authority,
     RB (C)
       6.250%, 05/01/12                                     40               44
   Erie County, Hospital Authority, Erie
     County Geriatric, RB (C)
       6.250%, 07/01/11                                    130              141
   Erie, Higher Education Building
     Authority, Gannon University Project,
     RB, AMBAC (C)
       7.375%, 06/01/08                                     40               43
   Erie, Higher Education Building
     Authority, Mercyhurst College
     Project, RB
     Callable 09/15/07 @ 100
       5.700%, 03/15/11                                     85               88
       5.650%, 03/15/10                                    180              186
   Erie, Higher Education Building
     Authority, Mercyhurst College
     Project, Ser A, RB
     Callable 03/15/15 @ 100
       4.750%, 03/15/20                                  1,500            1,515
   Erie, Water Authority, Ser B, RB, MBIA
       5.500%, 12/01/12                                  2,000            2,265
   Fayette County, Hospital Authority,
     Uniontown Hospital, RB, AMBAC
     Callable 06/15/06 @ 102
       5.750%, 06/15/15                                  1,000            1,040
   Greenwood, School District Authority,
     GO, MBIA (C)
       6.750%, 09/01/08                                     40               42
   Hampton Township, Sanitation Sewer
     Authority, RB (C)
       6.500%, 09/01/10                                    125              143

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Hickory Township, Municipal Authority,
     RB (C)
       6.250%, 02/01/14                              $     365         $    404
   Horsham Township, Sewer Authority,
     RB, MBIA (C)
       6.700%, 01/01/11                                     20               23
   Lancaster, Area Sewer Authority,
     RB (C)
       6.750%, 04/01/12                                     10               11
       6.000%, 04/01/12                                    305              332
   Lancaster, Parking Authority, RB (C)
       5.750%, 01/01/12                                     55               59
   Lancaster, Solid Waste Management
     Authority, RB, AMBAC
     Callable 12/15/08 @ 101
       5.375%, 12/15/15                                  1,700            1,825
   Langhorne, Health & Education
     Authority, Woods Services Project,
     RB, Radian Insured
     Callable 11/15/11 @ 100
       4.950%, 11/15/16                                  2,485            2,608
       4.650%, 11/15/13                                    850              889
   Lehigh County, General Purpose
     Authority, Lehigh Valley Hospital
     Project, Ser A, RB
     Callable 10/01/05 @ 100 (E)
       2.270%, 07/01/28                                    100              100
   Lower Pottsgrove Township, Sewer
     Authority, RB (C)
       6.250%, 05/01/12                                    105              115
   Luzerne County, Ser C, GO, FGIC
       5.250%, 12/15/15                                  1,000            1,134
   Manheim Township, School District
     Authority, Ser 1978, RB
     Pre-Refunded @ 100 (A)
       6.625%, 12/01/05                                     90               91
   McKeesport, Area School District,
     Ser C, GO (C)
       5.000%, 04/01/13                                    415              426
   Meadville, Area Water Authority,
     RB, FSA
       5.125%, 07/01/14                                    435              487
   Mifflin County, Hospital Authority,
     RB, Radian Insured
     Callable 01/01/11 @ 101
       5.500%, 07/01/12                                  1,375            1,489
   Monroe County, Hospital Authority,
     Pocono Medical Center Project,
     RB, Radian Insured
     Callable 01/01/12 @ 100
       5.500%, 01/01/22                                  1,000            1,080
   Mount Lebanon, Hospital Authority,
     RB (C)
       7.000%, 07/01/06                                    141              144


--------------------------------------------------------------------------------
62                        SEI Tax Exempt Trust / Annual Report / August 31, 2005

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Neshaminy, Water Reserve Authority,
     RB (C)
       5.750%, 03/01/11                              $      20         $     21
   Northampton County, Higher Education
     Building Authority, Moravian College
     Project, RB, Radian Insured
     Callable 07/01/09 @ 100
       5.125%, 07/01/19                                    470              490
   Northampton County, Industrial
     Development Authority, Moravian
     Hall Square Project, RB,
     Radian Insured
     Callable 01/01/13 @ 100
       5.500%, 07/01/15                                    995            1,087
   Northampton County, Industrial
     Development Authority, Moravian
     Hall Square Project, Ser A,
     RB, Radian Insured
     Callable 07/01/06 @ 100
       5.350%, 07/01/10                                  1,200            1,217
   Northampton County, Industrial
     Development Authority, Moravian
     Hall Square Project, Ser B,
     RB, Radian Insured
     Callable 07/01/06 @ 100
       5.350%, 07/01/10                                    100              101
   Northampton County, Municipal Water
     Authority, RB (C)
       6.750%, 11/01/13                                     35               39
   Pennsylvania State University,
     Ser A, RB
       5.000%, 09/01/10                                  1,195            1,294
   Pennsylvania State, Economic
     Development Financing Authority,
     Colver Project, Ser F, RB, AMBAC
       5.000%, 12/01/14                                  2,000            2,170
   Pennsylvania State, Economic
     Development Financing Authority,
     Dr. Gertrude A. Barber Center
     Project, RB, Radian Insured
     Asset Guaranty
     Callable 12/01/10 @ 100
       5.625%, 12/01/15                                    885              962
   Pennsylvania State, Higher Education
     Facilities Authority, Allegheny
     Delaware Valley Obligation Project,
     Ser A, RB, MBIA
       5.600%, 11/15/09                                    250              267
       5.600%, 11/15/10                                  3,595            3,872
       5.500%, 11/15/08                                    190              200

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Pennsylvania State, Higher Education
     Facilities Authority, Allegheny
     Delaware Valley Obligation Project,
     Ser A, RB, MBIA
     Callable 11/15/06 @ 102
       5.875%, 11/15/16                              $      25         $     26
   Pennsylvania State, Higher Education
     Facilities Authority, Allegheny
     Delaware Valley Obligation
     Project, Ser C, RB, MBIA
     Callable 11/15/06 @ 102
       5.875%, 11/15/18                                  3,200            3,362
       5.700%, 11/15/10                                     50               52
       5.400%, 11/15/07                                     50               52
   Pennsylvania State, Higher Education
     Facilities Authority, College &
     University, Ser 10, RB (C)
       6.900%, 07/01/07                                     60               63
   Pennsylvania State, Higher Education
     Facilities Authority, Drexel
     University, RB
     Callable 11/01/12 @ 100
       5.500%, 05/01/13                                  2,750            3,037
   Pennsylvania State, Higher Education
     Facilities Authority, Philadelphia
     University Project, RB,
     Radian Insured
     Callable 06/01/10 @ 100
       5.750%, 06/01/15                                    660              726
   Pennsylvania State, Higher Education
     Facilities Authority, UPMC Health
     System Project, Ser A, RB
       5.125%, 01/15/11                                    500              535
   Pennsylvania State, Higher Education
     Facilities Authority, University of
     Pennsylvania Health Project, Ser A,
     RB, AMBAC
       5.000%, 08/15/14                                  1,000            1,094
   Pennsylvania State, Higher Education
     Facilities Authority, University of
     Pennsylvania Health Project,
     Ser A, RB, MBIA
     Callable 07/01/08 @ 100
       5.375%, 01/01/14                                  2,000            2,115
   Pennsylvania State, Higher Education
     Facilities Authority, University of the
     Arts, RB, Radian Insured
     Callable 03/15/10 @ 100
       5.500%, 03/15/13                                  1,025            1,112
   Pennsylvania State, Higher Education
     Facilities Authority, Waynesburg
     College Project, Ser J4, RB (B)(E)
       3.300%, 05/01/32                                  1,000              985


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report /August 31, 2005                         63

STATEMENT OF NET ASSETS

August 31, 2005
--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Pennsylvania State, Higher Education
     Facilities Authority, Widener
     University Project, RB
     Callable 07/15/13 @ 100
       5.000%, 07/15/20                              $   1,000         $  1,035
   Pennsylvania State, Housing Finance
     Agency, RB (C)
       7.750%, 12/01/07                                     70               74
   Pennsylvania State, Intergovernmental
     Authority, Philadelphia Funding
     Project, Special Tax, FGIC
     Callable 06/15/09 @ 100
       5.250%, 06/15/15                                  3,100            3,307
   Pennsylvania State, Refunding &
     Projects, First Ser, GO
       5.250%, 07/01/12                                    250              278
   Philadelphia, Gas Works Authority, 12th
     Ser B, RB, MBIA (C)
       7.000%, 05/15/20                                  1,770            2,187
   Philadelphia, Hospital & Higher
     Education Facilities Authority,
     Frankford Hospital Project, RB (C)
       5.750%, 01/01/19                                    910              981
   Philadelphia, Hospital & Higher
     Education Facilities Authority,
     Jefferson Health Systems Project,
     Ser A, RB, AMBAC
     Callable 05/15/08 @ 101
       5.125%, 05/15/18                                  1,000            1,045
   Philadelphia, Industrial Development
     Authority, Elmira Project, Ser A,
     RB, FHA Pre-Refunded @ 102
       5.300%, 02/01/08                                  1,065            1,143
   Philadelphia, Municipal Authority,
     Ser B, RB, FSA
       5.250%, 11/15/10                                  2,000            2,180
   Philadelphia, Parking Authority,
     RB, AMBAC
     Callable 02/01/09 @ 101
       5.250%, 02/01/15                                    225              240
   Philadelphia, Redevelopment Authority,
     Home Improvement Loan, Ser
     1995A, RB, FHA, AMT
       5.650%, 12/01/05                                     40               40
   Philadelphia, Redevelopment Authority,
     Multi-Family Housing Authority,
     Woodstock Project, RB, FHA
     Callable 08/01/08 @ 100 (D)
       5.450%, 02/01/23                                  1,345            1,377
   Pittsburgh, Public Parking Authority,
     Saint Francis General Hospital
     Project, RB (C)
       6.625%, 10/01/12                                     25               28

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Pittsburgh, Ser A, GO, AMBAC
       5.500%, 09/01/14                              $   1,885         $  2,084
   Pittsburgh, Urban Redevelopment
     Authority, Home Improvement
     Loan Project, Ser B, RB
     Callable 08/01/08 @ 101
       5.150%, 02/01/17                                    175              179
   Pittsburgh, Urban Redevelopment
     Authority, Ser A, RB, AMT
     Callable 04/01/06 @ 102
       5.750%, 10/01/10                                     50               51
   Pittsburgh, Urban Redevelopment
     Authority, Ser B, RB
     Callable 04/01/06 @ 102
       5.700%, 10/01/11                                    105              108
   Pittsburgh, Urban Redevelopment
     Authority, Ser B, RB
     Callable 10/01/08 @ 101 (D)
       4.700%, 10/01/10                                     90               93
   Pittsburgh, Urban Redevelopment
     Authority, Ser D, RB
     Callable 04/01/06 @ 102
       6.100%, 10/01/10                                    330              339
       6.000%, 10/01/09                                    310              318
       5.900%, 04/01/08                                    285              292
   Pittsburgh, Urban Redevelopment
     Authority, Triangle Tax
     Increment, Ser B, TA
     Callable 03/15/06 @ 100 (B)
       6.250%, 03/15/15                                  1,895            1,928
   Pittsburgh, Urban Redevelopment
     Center, Triangle Tax
     Increment, Ser A, TA
     Callable 12/01/06 @ 100 (B)
       6.000%, 12/01/11                                  2,740            2,841
   Quakertown, Hospital Authority,
     Community Hospital Project, RB (C)
       7.125%, 01/01/11                                    100              110
   Ridley Park, Hospital Authority, Taylor
     Hospital Project, Ser A, RB (C)
       6.000%, 12/01/05                                     25               25
   Robinson Township, Water Authority,
     RB (C)
       5.625%, 05/01/06                                      6                6
   Scranton-Lackawanna, Health &
     Welfare Authority, Moses Taylor
     Hospital, RB (C)
       6.625%, 07/01/09                                    470              504
   Shaler Township, GO
     Pre-Refunded @ 100 (A)
       6.500%, 08/01/07                                     60               63
   Shaler Township, School District
     Authority, RB (C)
       6.250%, 04/15/08                                     55               58


--------------------------------------------------------------------------------
64                       SEI Tax Exempt Trust / Annual Report / August 31, 2005

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Somerset County, Hospital Authority,
     Somerset Community Hospital
     Project, Ser B, RB, Radian Insured
     Callable 03/01/07 @ 102
       5.300%, 03/01/11                              $     635         $    667
       5.200%, 03/01/10                                    455              478
   South Fayette Township, Sanitation
     Authority, RB (C)
       6.375%, 11/01/12                                    130              143
   South Fork, Municipal Authority,
     Conemaugh Health Systems
     Project, Ser A, RB, MBIA
     Callable 10/01/05 @ 100 (E)
       2.270%, 07/01/28                                    100              100
   South Fork, Municipal Authority,
     Conemaugh Valley Memorial
     Hospital, RB (D)
       5.625%, 07/01/10                                     25               27
   Southcentral, General Authority,
     Hanover Hospital Project, RB,
     Radian Insured
     Callable 06/01/12 @ 100
       4.900%, 12/01/14                                    545              582
   Steel Valley, School District, GO (C)
       6.250%, 11/01/06                                     50               51
   Susquehanna Township, Sewer
     Authority, RB (C)
       6.000%, 11/15/13                                     85               93
   Upper Allen Township, Sewer Authority,
     RB (C)
       5.750%, 04/01/13                                    240              270
   Warwick, School District, GO, FGIC
       5.000%, 02/15/15                                  1,000            1,110
   West Manheim Township,
     Water Authority, RB
     Callable 10/03/05 @ 100
       6.000%, 12/01/11                                     90               91
   Westmoreland County, Municipal
     Authority, Special Obligation, GO (C)
       9.125%, 07/01/10                                     90              100
   Willistown Township, Municipal
     Authority, RB (C)
       6.000%, 01/01/15                                     15               17
   Wrightsville, Municipal Sewer Authority,
     RB (C)
       5.625%, 11/15/08                                     25               26
   York County, Industrial Development
     Authority, York Water Project, RB (E)
       3.750%, 06/01/10                                  1,000              997
   York County, School Technology
     Project, RB, FGIC
       5.000%, 02/15/11                                  1,750            1,899

--------------------------------------------------------------------------------
                                             Shares/Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   York Township, Water & Sewer
     Authority, RB (C)
       5.900%, 08/01/13                              $     145         $    169
                                                                       --------
                                                                         92,001
                                                                       --------
PUERTO RICO -- 5.2%
   Puerto Rico Commonwealth, Electric
     Power Authority, Ser QQ, RB, XLCA
       5.500%, 07/01/16                                    500              580
   Puerto Rico Commonwealth, Public
     Buildings Authority, Government
     Facilities Project, Ser C, RB
       5.500%, 07/01/16                                  1,000            1,139
   Puerto Rico Commonwealth, Public
     Buildings Authority, Government
     Facilities Project, Ser J, RB
     Callable 07/01/12 @ 100
       5.000%, 07/01/36                                  1,000            1,095
   Puerto Rico Commonwealth, Public
     Finance Authority, Ser A, RB
     Callable 02/01/12 @ 100 (B) (D)
       5.750%, 08/01/27                                  1,000            1,109
   Puerto Rico Commonwealth, Public
     Improvements Project, Ser A,
     GO, XLCA
       5.500%, 07/01/17                                  1,050            1,225
                                                                       --------
                                                                          5,148
                                                                       --------
Total Municipal Bonds
   (Cost $93,387) ($ Thousands)                                          97,149
                                                                       --------
CASH EQUIVALENT -- 0.0%

   SEI Tax Exempt Trust, Institutional
     Tax Free Fund, Cl A+                               31,613               32
                                                                       --------
Total Cash Equivalent
   (Cost $32) ($ Thousands)                                                  32
                                                                       --------
Total Investments -- 98.8%
   (Cost $93,419) ($ Thousands)                                          97,181
                                                                       --------
OTHER ASSETS AND LIABILITIES -- 1.2%
Income Distributions Payable                                               (121)
Investment Advisory Fees Payable                                            (29)
Payable for Fund Shares Redeemed                                            (19)
Administration Fees Payable                                                  (6)
Shareholder Servicing Fees Payable                                           (6)
Other Assets and Liabilities, Net                                         1,312
                                                                       --------
Total Other Assets and Liabilities                                        1,131
                                                                       --------
Net Assets -- 100.0%                                                   $ 98,312
                                                                       ========


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                        65

STATEMENT OF NET ASSETS


Pennsylvania Municipal Bond Fund (Conculded)
August 31, 2005
--------------------------------------------------------------------------------
                                                                          Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-In-Capital
   (unlimited authorization -- no par value)                           $ 94,304
Undistributed net investment income                                          47
Accumulated net realized gain on investments                                199
Net unrealized appreciation on investments                                3,762
                                                                       --------
Net Assets                                                             $ 98,312
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($55,224,603 / 5,196,140 shares)                                      $10.63
                                                                       ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($43,087,717 / 4,053,919 shares)                                      $10.63
                                                                       ========

+     See note 3 in the Notes to Financial Statements.
(A)   Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(C)   Security is escrowed to maturity.
(D)   Securities are collateralized under an agreement from FHLMC/FNMA/GNMA.
(E) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2005. The demand and interest rate reset features give this security a shorter effective maturity date.
ACA   -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
AMT   -- Alternative Minimum Tax
Cl    -- Class
FGIC  -- Financial Guaranty Insurance Company
FHA   -- Federal Housing Agency
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
FSA   -- Financial Security Assistance
GNMA  -- Government National Mortgage Association
GO    -- General Obligation
MBIA  -- Municipal Bond Insurance Association
Radian -- Radian Asset Assurance
RB    -- Revenue Bond
Ser   -- Series
TA    -- Tax Allocation
XLCA  -- XL Capital Assurance

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
66                        SEI Tax Exempt Trust / Annual Report / August 31, 2005

Massachusetts Municipal Bond Fund
August 31, 2005
--------------------------------------------------------------------------------
[Bar Chart Omitted]
[Plot Points Follow]

SECTOR WEIGHTINGS (UNAUDITED)*:

35.9% General Obligations
18.7% Transportation
12.1% Education
 7.3% Water
 6.9% General Revenue
 6.4% Healthcare
 3.8% Power
 3.2% Industrial Development
 3.0% Pollution Control
 2.0% Public Facilities
 0.3% Housing
 0.3% Nursing Homes
 0.1% Short Term Investment

*Percentages based on total investments.

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 101.7%

MASSACHUSETTS -- 92.3%
   Ashland, GO, AMBAC
       5.000%, 05/15/15                               $    230         $    256
   Boston, Ser A, GO
       5.000%, 01/01/14                                  1,000            1,109
   Erving, GO
       5.375%, 06/15/12                                    500              525
   Fall River, GO, FSA
     Callable 02/01/13 @ 101
       5.250%, 02/01/15                                  1,000            1,119
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser A, RB
       5.875%, 03/01/15                                    185              217
       5.500%, 03/01/12                                    500              548
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser A, RB, FGIC
       7.000%, 03/01/11                                    270              319
       7.000%, 03/01/21                                    500              639
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser A, RB, MBIA
       7.000%, 03/01/11                                  1,100            1,298
   Massachusetts Bay, Transportation
     Authority, Ser A, RB
       5.000%, 07/01/15                                  1,000            1,114
   Massachusetts Bay, Transportation
     Authority, Ser A, SPA
     Callable 07/01/10 @ 100
       5.750%, 07/01/13                                     45               50
   Massachusetts Bay, Transportation
     Authority, Ser C, RB
       5.250%, 07/01/13                                    500              559
       5.250%, 07/01/21                                    250              291

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts Health & Educational
     Facilities Authority, Lahey Clinic
     Medical Center, Ser C, RB, FGIC
       5.000%, 08/15/15                               $  1,320         $  1,459
   Massachusetts State, Construction
     Loan, Ser B, GO, FSA
     Pre-Refunded @ 100 (B)
       5.500%, 03/01/12                                  1,000            1,117
   Massachusetts State, Construction
     Loan, Ser C, GO
     Pre-Refunded @ 100 (B)
       5.750%, 10/01/10                                    250              278
   Massachusetts State, Construction
     Loan, Ser D, GO
       6.000%, 05/01/08                                    180              189
   Massachusetts State, Construction
     Loan, Ser D, GO
     Pre-Refunded @ 100 (B)
       6.000%, 05/01/07                                     25               26
       5.500%, 11/01/11                                    500              557
   Massachusetts State, Construction
     Loan, Ser E, GO, FSA
     Pre-Refunded @ 100 (B)
       5.250%, 01/01/13                                    500              554
   Massachusetts State, Development
     Finance Agency, Biomedical
     Research Project, Ser C, RB
     Callable 08/01/10 @ 101
       6.000%, 08/01/11                                    210              231
   Massachusetts State, Development
     Finance Agency, Boston University
     Project, Ser R-2, RB
     Callable 09/02/05 @ 100 (A)
       2.240%, 10/01/42                                    400              400
   Massachusetts State, Development
     Finance Agency, Boston University
     Project, Ser R-4, RB
     Callable 09/02/05 @ 100 (A)
       2.240%, 10/01/42                                    900              900
   Massachusetts State, Development
     Finance Agency, College of
     Pharmacy & Allied Health Sciences
     Project, RB
       5.000%, 07/01/10                                    175              183
   Massachusetts State, Development
     Finance Agency, Hampshire College
     Project, RB
       5.150%, 10/01/14                                    450              473
   Massachusetts State, Development
     Finance Agency, Visual &
     Performing Arts Project, RB
       5.750%, 08/01/14                                    500              578


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                        67

STATEMENT OF NET ASSETS


Massachusetts Municipal Bond Fund (Concluded)
August 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Development
     Finance Agency, Williston
     Northampton School Project, RB
     Pre-Refunded @ 102 (B)
       6.000%, 10/01/08                               $    155         $    166
   Massachusetts State, Federal Highway
     Project, Ser A, RB, MBIA
       5.250%, 12/15/12                                    500              554
   Massachusetts State, Health &
     Educational Facilities Authority,
     Baystate Medical Center Project,
     Ser F, RB
       5.000%, 07/01/10                                    250              263
   Massachusetts State, Health &
     Educational Facilities Authority,
     Massachusetts Institute Technology
     Project, Ser L, RB
       5.000%, 07/01/13                                  1,500            1,661
   Massachusetts State, Health &
     Educational Facilities Authority,
     North Adams Regional Hospital
     Project, Ser C, RB
     Callable 07/01/06 @ 102
       6.750%, 07/01/09                                     25               26
   Massachusetts State, Health &
     Educational Facilities Authority,
     Partners Healthcare Project, RB
       5.000%, 07/01/12                                    750              816
   Massachusetts State, Health &
     Educational Facilities Authority, Tufts
     University Project, Ser J, RB
       5.500%, 08/15/15                                    605              699
   Massachusetts State, Health &
     Educational Facilities Authority,
     Vinfen Issue, Ser A, RB,
     ACA Insured
       5.000%, 11/15/08                                    100              104
   Massachusetts State, Housing Finance
     Agency, Single-Family Housing
     Project, Ser 44, RB
     Callable 10/03/05 @ 102
       5.900%, 12/01/13                                    105              107
   Massachusetts State, Industrial
     Finance Agency, Pollution Control
     Authority, Boston Edison Project,
     Ser A, RB
     Callable 10/03/05 @ 101
       5.750%, 02/01/14                                    925              937
   Massachusetts State, Municipal
     Wholesale Electric Authority, Nuclear
     Project No. 3-A, RB, MBIA
     Callable 01/01/12 @ 101
       5.250%, 07/01/12                                    500              551

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Port Authority,
     Ser A, RB
       5.750%, 07/01/11                               $    175         $    196
       5.750%, 07/01/12                                    450              511
   Massachusetts State, School Building
     Authority, Ser A, RB, FSA
       5.000%, 08/15/14                                    750              833
   Massachusetts State, Ser A, GAN,
     MBIA
       5.500%, 12/15/13                                  1,000            1,130
   Massachusetts State, Ser A, GO
       6.000%, 11/01/10                                  1,000            1,125
       6.000%, 11/01/11                                    875              999
       5.500%, 01/01/11                                    300              332
   Massachusetts State, Ser A, GO, FSA
       5.250%, 08/01/20                                    500              576
   Massachusetts State, Ser B, GO,
     FGIC (C)
       7.000%, 07/01/09                                    600              659
   Massachusetts State, Ser B, RB,
     FSA (C)
       6.500%, 08/01/08                                    600              653
   Massachusetts State, Ser C, GO
     Callable 09/02/05 @100 (A)
       2.530%, 01/01/21                                    100              100
   Massachusetts State, Ser C, GO, MBIA
       5.500%, 12/01/20                                    750              888
   Massachusetts State, Ser D, GO
       5.500%, 10/01/16                                    200              231
   Massachusetts State, Ser D, GO, MBIA
       5.500%, 11/01/12                                  1,000            1,130
   Massachusetts State, Special
     Obligation, Ser A, GAN, FSA
       5.000%, 12/15/11                                    650              704
       5.000%, 12/15/13                                    500              547
   Massachusetts State, Water Pollution
     Abatement Authority, Pool Program,
     Ser 8, RB
     Callable 08/01/12 @ 100
       5.250%, 08/01/13                                      5                6
   Massachusetts State, Water Pollution
     Abatement Authority, Pool Program,
     Ser 8, RB
     Pre-Refunded @ 100 (B)
       5.250%, 08/01/12                                    245              271
   Massachusetts State, Water Pollution
     Abatement Authority, Pool Program,
     Ser A, RB
       5.250%, 08/01/14                                    625              705
   Massachusetts State, Water Resources
     Authority, Ser A, RB, FGIC
       6.125%, 08/01/11                                  1,050            1,208
   Massachusetts State, Water Resources
     Authority, Ser B, RB, MBIA
       6.250%, 12/01/11                                    600              697


--------------------------------------------------------------------------------
68                        SEI Tax Exempt Trust / Annual Report / August 31, 2005

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Water Resources
     Authority, Ser C, RB
       6.000%, 12/01/11                               $    275         $    314
   Rail Connections, Capital Appreciation,
     Route 128 Package Project,
     Ser B, RB, ACA Insured
     Pre-Refunded @ 44.1283 (B) (D)
       2.550%, 07/01/09                                  1,220              474
   Springfield, Municipal Purpose Loan,
     GO, MBIA
       5.250%, 08/01/15                                  1,000            1,129
                                                                       --------
                                                                         36,291
                                                                       --------
PUERTO RICO -- 8.3%
   Puerto Rico Commonwealth, Electric
     Power Authority, Ser QQ, RB, XLCA
       5.500%, 07/01/16                                    250              290
   Puerto Rico Commonwealth, GO
       6.500%, 07/01/13                                    250              295
   Puerto Rico Commonwealth, Highway
     & Transportation Authority, Ser Y,
     RB, MBIA
       6.250%, 07/01/14                                      5                6
   Puerto Rico Commonwealth, Highway
     & Transportation Authority, Ser Y,
     RB, MBIA (C)
       6.250%, 07/01/14                                     45               54
   Puerto Rico Commonwealth, Public
     Buildings Authority, Government
     Facilities Project, Ser C, RB
       5.500%, 07/01/12                                    500              553
   Puerto Rico Commonwealth, Public
     Buildings Authority, Ser J, RB
     Callable 07/01/12 @ 100
       5.000%, 07/01/28                                    250              265
   Puerto Rico Commonwealth, Public
     Finance Authority, Ser A, RB
     Callable 02/01/12 @ 100 (A) (E)
       5.750%, 08/01/27                                    550              610
   Puerto Rico Commonwealth, Public
     Improvements Project, Ser C, GO
       5.000%, 07/01/18                                    250              261
   Puerto Rico Commonwealth, Ser A, GO
     Callable 07/01/12 @ 100
       5.000%, 07/01/30                                    250              267
   Puerto Rico, Electric Power Authority,
     Ser KK, RB, FSA
       5.250%, 07/01/12                                    600              671
                                                                       --------
                                                                          3,272
                                                                       --------
VIRGIN ISLANDS -- 1.1%
   Virgin Islands, Public Financing
     Authority, Gross Receipts Taxes,
     Loan Note Project, Ser A, RB
       5.625%, 10/01/10                                    400              418
                                                                       --------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares     ($ Thousands)
--------------------------------------------------------------------------------
Total Municipal Bonds
   (Cost $38,846) ($ Thousands)                                        $ 39,981
                                                                       --------
CASH EQUIVALENT -- 0.2%

   SEI Tax Exempt Trust, Institutional
     Tax Free Fund, Cl A+                               61,707               62
                                                                       --------
Total Cash Equivalent
   (Cost $62) ($ Thousands)                                                  62
                                                                       --------
Total Investments -- 101.9%
   (Cost $38,908) ($ Thousands)                                          40,043
                                                                       --------
OTHER ASSETS AND LIABILITIES -- (1.9)%
Payable for Investment Securities Purchased                              (1,105)
Payable for Fund Shares Redeemed                                            (24)
Investment Advisory Fees Payable                                            (11)
Administration Fees Payable                                                  (7)
Income Distributions Payable                                                 (4)
Other Assets and Liabilities, Net                                           412
                                                                       --------
Total Other Assets and Liabilities                                         (739)
                                                                       --------
Net Assets -- 100.0%                                                   $ 39,304
                                                                       ========
NET ASSETS:
Paid-In-Capital
   (unlimited authorization -- no par value)                             37,887
Undistributed net investment income                                           1
Accumulated net realized gain on investments                                281
Net unrealized appreciation on investments                                1,135
                                                                       --------
Net Assets                                                             $ 39,304
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($39,304,060 / 3,859,120 shares)                                      $10.18
                                                                       ========

+   See note 3 in the Notes to Financial Statements.
(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2005. The demand and interest rate reset features give this security a shorter effective maturity date.
(B) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(C) Security is escrowed to maturity.
(D) Zero coupon security. The rate reported on the Statement of Net Assets is the effective yield at time of purchase.
(E) Security is held in conjunction with a letter of credit from a major bank or financial institution.
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
Cl -- Class
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GAN -- Grant Anticipation Note
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
Ser -- Series
SPA -- Special Assessment
XLCA -- XL Capital Assurance

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                        69

STATEMENT OF NET ASSETS


New Jersey Municipal Bond Fund
August 31, 2005
--------------------------------------------------------------------------------
[Bar Chart Omitted]
[Plot Points Follow]

SECTOR WEIGHTINGS (UNAUDITED)*:

20.0% Transportation
19.4% Industrial Development
16.5% General Obligations
13.0% Utilities
 8.7% General Revenue
 7.9% Healthcare
 7.2% Education
 4.2% Public Facilities
 1.7% Water
 1.4% Pollution Control
 0.0% Short Term Investment

*Percentages based on total investments.

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.8%

NEW JERSEY -- 94.5%
   Atlantic County, Public Facilities Lease
     Agreement, COP, FGIC
       6.000%, 03/01/13                               $  1,000         $  1,164
   Bergen County, Utilities Authority,
     Water Pollution Control Project,
     Ser A, RB, FGIC
       5.000%, 12/15/10                                  1,000            1,085
   Burlington County, Bridge
     Commissioner, Governmental Loan
     Program, RB, AMBAC
       5.000%, 12/15/13                                  1,000            1,107
   Essex County, Improvement Authority
     Project, RB, FSA
       5.000%, 12/15/07                                  1,000            1,044
   Freehold, Regional High School
     District, GO, FGIC
       5.000%, 03/01/15                                  1,280            1,426
   Jersey City, General Improvements,
     Ser B, GO (C)
       4.000%, 09/01/07                                  1,270            1,297
   Jersey City, Ser A, GO, FSA
       6.250%, 10/01/11                                  1,225            1,410
   Lafayette Yard, Community
     Development Authority, Trenton
     Hotel/Conference Center Project,
     RB, MBIA
     Pre-Refunded @ 101 (B)
       6.125%, 04/01/10                                    500              567
       5.250%, 04/01/10                                    540              593
   Mantua Township, School Board
     Reserve Fund, GO, MBIA
     Pre-Refunded @ 100 (B)
       5.700%, 03/01/09                                    850              925
   New Jersey State, Casino Reinvestment
     Authority, Ser A, RB, MBIA
       5.000%, 06/01/14                                  3,000            3,307

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New Jersey State, Economic
     Development Authority, Motor
     Vehicle Surcharge Revenue
     Project, Ser A, RB, MBIA
     Callable 07/01/14 @ 100
       5.250%, 07/01/15                               $  2,000         $  2,222
   New Jersey State, Economic
     Development Authority, School
     Facilities Construction Project,
     Ser I, RB
     Pre-Refunded @ 100 (B)
       5.250%, 09/01/14                                  1,275            1,438
   New Jersey State, Economic
     Development Authority, School
     Facilities Construction Project,
     Ser I, RB
       5.000%, 09/01/13                                  1,000            1,089
   New Jersey State, Educational Facilities
     Authority, Fairleigh Dickinson
     Project, Ser C, RB
       6.000%, 07/01/12                                  1,670            1,824
   New Jersey State, Educational Facilities
     Authority, Princeton University
     Project, Ser F, RB
     Callable 10/01/05 @ 100 (A)
       2.090%, 07/01/23                                    180              180
   New Jersey State, GO
     Pre-Refunded @ 100 (B)
       6.000%, 05/01/10                                  1,500            1,684
   New Jersey State, Garden State
     Preservation Trust, Ser A, RB, FSA
       5.250%, 11/01/11                                  2,000            2,218
   New Jersey State, Ser A, COP
       5.250%, 06/15/09                                  2,000            2,127
   New Jersey State, Ser H, GO, FSA
       5.250%, 07/01/15                                  1,485            1,684
   New Jersey State, Transportation
     Administration, Federal
     Transportation Grants, Ser B, COP,
     AMBAC
       5.500%, 09/15/11                                  3,450            3,825
   New Jersey State, Transportation Trust
     Fund, Transportation Systems
     Project, Ser A, RB
       5.000%, 06/15/10                                    165              176
   New Jersey State, Transportation Trust
     Fund, Transportation Systems
     Project, Ser A, RB (C)
       5.000%, 06/15/08                                  1,140            1,200
       5.000%, 06/15/10                                  1,085            1,172
   New Jersey State, Transportation Trust
     Fund, Transportation Systems
     Project, Ser A, RB
     Pre-Refunded @ 100 (B)
       5.250%, 06/15/08                                  2,000            2,121


--------------------------------------------------------------------------------
70                        SEI Tax Exempt Trust / Annual Report / August 31, 2005

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New Jersey State, Transportation Trust
     Fund, Transportation Systems
     Project, Ser A, RB, FGIC
       5.250%, 06/15/13                               $  1,000         $  1,115
   New Jersey State, Transportation Trust
     Fund, Transportation Systems
     Project, Ser B, RB, MBIA
     Pre-Refunded @ 100 (B)
       5.000%, 12/15/11                                  1,810            1,984
   New Jersey State, Turnpike Authority,
     Ser A, RB, MBIA
       5.750%, 01/01/10                                  1,615            1,781
   New Jersey State, Turnpike Authority,
     Ser A, RB, MBIA (C)
       5.750%, 01/01/10                                    435              481
   New Jersey, Economic Development
     Authority, Arbor Glen Project,
     Ser A, RB
     Pre-Refunded @ 102 (B)
       8.750%, 05/15/06                                    870              923
   New Jersey, Economic Development
     Authority, Cigarette Tax Project, RB
       5.375%, 06/15/15                                  3,000            3,300
   New Jersey, Economic Development
     Authority, Masonic Charity
     Foundation Project, RB
     Callable 06/01/11 @ 102
       5.000%, 06/01/12                                    890              956
   New Jersey, Economic Development
     Authority, Transportation Project,
     Ser A, RB, FSA
       5.000%, 05/01/08                                  1,010            1,059
   New Jersey, Economic Development
     Authority, Trenton Office Complex,
     RB, FSA
       5.250%, 06/15/11                                  1,400            1,544
   New Jersey, Environmental
     Infrastructure, Ser A, RB
       5.500%, 09/01/10                                  1,635            1,805
   New Jersey, Environmental
     Infrastructure, Wastewater Treatment
     Project, Ser C, RB
       5.000%, 07/01/11                                  1,125            1,222
   New Jersey, Healthcare Facilities
     Financing Authority, Atlantic City
     Medical Center Project, RB
       5.500%, 07/01/07                                  1,000            1,029
   New Jersey, Healthcare Facilities
     Financing Authority, Burdette Tomlin
     Memorial Hospital Project, RB
     Callable 07/01/09 @ 101
       5.250%, 07/01/11                                    535              568

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New Jersey, Healthcare Facilities
     Financing Authority, Health Systems
     Obligation Group, Ser A, RB
       5.000%, 07/01/08                               $  1,000         $  1,041
   New Jersey, Healthcare Facilities
     Financing Authority, Palisades
     Medical Center Project,
     RB, ACA Insured
     Callable 07/01/09 @ 101
       4.800%, 07/01/10                                    615              636
   New Jersey, Healthcare Facilities
     Financing Authority, RWJ Health
     Care Corporation Project, Ser B,
     RB, Radian Insured
       5.000%, 07/01/13                                  1,000            1,081
       5.000%, 07/01/14                                    570              618
   Ocean County, Waste Utilities
     Authority, RB
       5.250%, 01/01/10                                  1,910            2,023
   Ocean Township, Sewer Authority,
     Ser B, RB, FGIC
       5.250%, 12/01/09                                  1,000            1,083
   Passaic Valley, Sewer Authority,
     Ser F, RB, FGIC
       5.000%, 12/01/12                                  1,270            1,394
   Rahway, COP, MBIA
     Callable 02/15/10 @ 101
       5.400%, 02/15/13                                    475              516
       5.300%, 02/15/12                                    450              489
   South Brunswick, GO, MBIA
       4.000%, 07/01/07                                  1,250            1,273
   Southeast Morris County, Water
     Authority, RB, MBIA
     Callable 01/01/11 @ 100
       5.000%, 01/01/13                                  1,215            1,303
   Sussex, Municipal Utility Authority,
     RB, FGIC
       5.000%, 12/01/12                                  2,000            2,195
   Trenton, GO, AMBAC
       4.000%, 01/15/07                                    725              735
   Trenton, GO, MBIA
       5.000%, 12/01/11                                  1,360            1,486
   West Orange, GO
     Pre-Refunded @ 100 (B)
       5.450%, 02/15/10                                    980            1,073
                                                                       --------
                                                                         71,598
                                                                       --------
PUERTO RICO -- 4.3%
   Puerto Rico Commonwealth, Public
     Buildings Authority, Government
     Facilities Project, Ser C, RB
       5.500%, 07/01/12                                    400              442


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                        71

STATEMENT OF NET ASSETS


New Jersey Municipal Bond Fund (Concluded)
August 31, 2005
--------------------------------------------------------------------------------
                                            Shares/Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Puerto Rico Commonwealth, Public
     Improvements Project, Ser A, GO,
     XLCA
       5.500%, 07/01/17                               $    500         $    583
   Puerto Rico Commonwealth, Public
     Improvements, Ser A, GO, FGIC
       5.500%, 07/01/16                                  1,000            1,166
   Puerto Rico, Municipal Finance
     Agency, Ser B, GO, FSA
     Callable 08/01/09 @ 101
       5.750%, 08/01/12                                  1,000            1,112
                                                                       --------
                                                                          3,303
                                                                       --------
Total Municipal Bonds
   (Cost $72,816) ($ Thousands)                                          74,901
                                                                       --------
CASH EQUIVALENT -- 0.0%
   SEI Tax Exempt Trust, Institutional
     Tax Free Fund, Cl A+                                2,656                3
                                                                       --------
Total Cash Equivalent
   (Cost $3) ($ Thousands)                                                    3
                                                                       --------
Total Investments -- 98.8%
   (Cost $72,819) ($ Thousands)                                          74,904
                                                                       --------
OTHER ASSETS AND LIABILITIES -- 1.2%
Payable for Fund Shares Redeemed                                            (43)
Investment Advisory Fees Payable                                            (21)
Administration Fees Payable                                                 (14)
Income Distributions Payable                                                 (8)
Other Assets and Liabilities, Net                                           966
                                                                       --------
Total Other Assets and Liabilities                                          880
                                                                       --------
Net Assets -- 100.0%                                                   $ 75,784
                                                                       ========

NET ASSETS:
Paid-In-Capital
   (unlimited authorization -- no par value)                             73,783
Undistributed net investment income                                           6
Accumulated net realized loss on investments                                (90)
Net unrealized appreciation on investments                                2,085
                                                                       --------
Net Assets                                                             $ 75,784
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($75,784,047 / 7,422,894 shares)                                      $10.21
                                                                       ========

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
+   See Note 3 in the Notes to Financial Statements.
(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2005. The demand and interest rate reset features give this security a shorter effective maturity date.
(B) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(C) Security is escrowed to maturity.
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
Cl -- Class
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
Radian -- Radian Asset Assurance
RB -- Revenue Bond
Ser -- Series
XLCA -- XL Capital Assurance

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
72                        SEI Tax Exempt Trust / Annual Report / August 31, 2005

New York Municipal Bond Fund
August 31, 2005
--------------------------------------------------------------------------------
[Bar Chart Omitted]
[Plot Points Follow]

SECTOR WEIGHTINGS (UNAUDITED)*:

20.4% General Obligations
15.2% Education
14.7% General Revenue
14.2% Transportation
 8.8% Public Facilities
 5.0% Pollution Control
 4.4% Healthcare
 4.4% Power
 4.1% Water
 3.7% Industrial Development
 3.1% Utilities
 2.0% Housing
 0.0% Short Term Investment

*Percentages based on total investments.

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 100.0%

NEW YORK -- 92.5%
   Buffalo, Ser D, GO, FGIC
       5.250%, 12/15/10                               $    900         $    975
   Cornwall, Central School District, GO,
     FGIC
       5.000%, 10/15/14                                    525              584
   Dutchess County, Industrial
     Development Authority,
     IBM Project, RB
     Callable 12/01/09 @ 100 (A)
       5.450%, 12/01/29                                  1,000            1,077
   Long Island, Power Authority, New York
     Electric Systems Project, Ser A, RB,
     AMBAC
       5.500%, 12/01/08                                    500              537
   Long Island, Power Authority, New York
     Electric Systems Project, Ser A, RB,
     FSA (D)
       5.500%, 12/01/12                                  1,500            1,708
       5.500%, 12/01/13                                  1,475            1,694
   Metropolitan New York, Transportation
     Authority, Ser A, RB, FGIC
     Callable 11/15/11 @ 100
       5.250%, 11/15/12                                  1,000            1,095
   Metropolitan New York, Transportation
     Authority, Ser A, RB, MBIA
       5.000%, 11/15/11                                  1,550            1,694
   Metropolitan New York, Transportation
     Authority, Ser C, RB, AMBAC
       5.000%, 11/15/13                                  1,000            1,105
   Metropolitan New York, Transportation
     Authority, Ser F, RB, MBIA
       5.000%, 11/15/10                                    650              705
   Nassau County, Healthcare Facilities
     Authority, RB, FSA
     Pre-Refunded @ 102 (C)
       6.000%, 08/01/09                                  1,000            1,124

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Nassau County, Industrial
     Development Authority, Hofstra
     University Project, RB, MBIA
       5.250%, 07/01/10                               $    475         $    519
   Nassau County, Interim Finance
     Authority, Second Ser A, RB, MBIA
       5.000%, 11/15/14                                    500              557
   Nassau County, Interim Finance
     Authority, Second Ser A-1, RB,
     AMBAC Callable 11/15/11 @ 100
       5.375%, 11/15/14                                     75               82
   Nassau County, Interim Finance
     Authority, Second Ser A-1,
     RB, AMBAC
     Pre-Refunded @ 100 (C)
       5.375%, 11/15/11                                    175              196
   Nassau County, Ser A, GO, FGIC
       6.000%, 07/01/10                                    100              112
   New York & New Jersey, Port Authority,
     85th Ser, RB, AMBAC
       5.200%, 09/01/15                                  1,215            1,381
   New York City, Local Assistance
     Project, Ser E, RB
       6.000%, 04/01/14                                  1,040            1,207
   New York City, Mount Sinai School
     District, GO, AMBAC
       6.200%, 02/15/14                                    500              594
   New York City, Municipal Water
     Finance Authority, Water & Sewer
     Systems Project, Ser A, RB (D)
       6.000%, 06/15/09                                  1,000            1,105
   New York City, Municipal Water
     Finance Authority, Water & Sewer
     Systems Project, Ser A, RB,
     AMBAC (D)
       5.875%, 06/15/13                                    750              877
   New York City, Municipal Water
     Finance Authority, Water & Sewer
     Systems Project, Ser A, RB, FGIC
       6.000%, 06/15/10                                  1,000            1,126
   New York City, Municipal Water
     Finance Authority, Water & Sewer
     Systems Project, Ser C, RB
     Callable 09/15/05 @ 100 (A)
       2.260%, 06/15/33                                  1,200            1,200
   New York City, Ser A, GO
       5.250%, 11/01/09                                    250              269
       5.000%, 08/01/09                                    500              531
   New York City, Ser B, GO
       7.250%, 08/15/07                                    860              928
   New York City, Ser B, GO (D)
       7.250%, 08/15/07                                    140              152


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                        73

STATEMENT OF NET ASSETS

August 31, 2005
--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New York City, Ser B, GO Partially
     Pre-Refunded @ 100 (C)
        7.500%, 10/03/05                               $    15         $     15
   New York City, Ser B, GO, FSA
        8.250%, 06/01/07                                 1,000            1,088
   New York City, Ser B, GO, XLCA
        7.250%, 08/15/07                                   855              923
   New York City, Ser B, GO, XLCA (D)
        7.250%, 08/15/07                                   145              157
   New York City, Ser C, GO
        5.000%, 08/01/13                                   500              544
   New York City, Ser C, GO, CIFG
        5.000%, 08/01/14                                 1,500            1,654
   New York City, Ser G, GO
        5.000%, 08/01/10                                 1,000            1,072
   New York City, Ser H, GO, FGIC
        6.000%, 08/01/12                                   750              864
   New York City, Ser H, GO
        5.000%, 08/01/13                                   840              915
   New York City, Ser H, GO, FGIC
     Callable 08/01/14 @ 100
        5.000%, 08/01/15                                   750              823
   New York City, Ser I, GO
        5.000%, 08/01/11                                   500              539
        5.000%, 08/01/14                                 2,500            2,731
   New York City, Ser J, GO
        5.000%, 03/01/12                                   500              539
   New York City, Ser J, GO
     Callable 08/01/07 @ 101
        6.125%, 08/01/11                                   340              361
   New York City, Ser M, GO
        5.000%, 04/01/13                                   700              759
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser A, RB
     Callable 11/01/11 @ 100 (E)
        5.500%, 11/01/26                                   500              554
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser A, RB
     Callable 08/15/07 @ 101
        5.000%, 08/15/11                                    55               58
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser A, RB
     Pre-Refunded @ 101 (C)
        5.500%, 02/15/10                                 1,000            1,108
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser B, RB
     Pre-Refunded @ 101 (C)
        5.000%, 05/15/08                                   305              324

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser B, RB
     Callable 02/01/11 @ 100 (A)
        5.250%, 02/01/29                               $   750         $    813
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser B, RB
     Pre-Refunded @ 101 (C)
        6.000%, 05/15/10                                   500              567
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser C, RB
        5.500%, 02/01/09                                 1,105            1,188
        5.500%, 02/01/10                                 1,250            1,364
        5.500%, 02/01/11                                 1,000            1,106
   New York City, Transportation Facilities
     Authority, Livingston Plaza Project,
     RB, FSA (D)
        5.400%, 01/01/18                                   105              119
   New York City, Transportation Facilities
     Authority, Ser A, COP, AMBAC
        5.625%, 01/01/10                                   435              479
   New York State, Dormitory Authority,
     Aids Long-Term Health Care
     Facilities, RB, SONYMA
        5.000%, 11/01/10                                 1,500            1,605
   New York State, Dormitory Authority,
     City University System, Special
     Obligation, Ser D, RB, FGIC
        5.750%, 07/01/12                                 1,000            1,107
   New York State, Dormitory Authority,
     Manhattan College, RB, Radian
     Insured
        5.500%, 07/01/11                                   900              990
   New York State, Dormitory Authority,
     Mental Health Services Facilities
     Improvement Project, Ser C,
     RB, FGIC
        5.000%, 02/15/13                                   800              875
   New York State, Dormitory Authority,
     Mental Health Services Facilities
     Project, Ser B, RB
        6.500%, 08/15/08                                   250              272
        6.500%, 08/15/09                                   400              446
   New York State, Dormitory Authority,
     Mental Health Services Facilities
     Project, Ser G, RB, AMBAC
        5.250%, 08/15/09                                   385              415


--------------------------------------------------------------------------------
74                        SEI Tax Exempt Trust / Annual Report / August 31, 2005

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New York State, Dormitory Authority,
     Methodist Hospital Project, RB
        5.250%, 07/01/11                               $   750         $    813
   New York State, Dormitory Authority,
     New York State Department of
     Health, RB
        5.250%, 07/01/13                                   500              556
   New York State, Dormitory Authority,
     New York University Project, Ser A,
     RB, MBIA
        6.000%, 07/01/19                                   100              123
   New York State, Dormitory Authority,
     Presbyterian Hospital Project, RB,
     AMBAC
        5.500%, 02/01/09                                   300              322
        5.500%, 08/01/09                                   500              542
   New York State, Dormitory Authority,
     Presbyterian Hospital Project,
     RB, AMBAC
     Callable 02/01/08 @ 101
        4.400%, 08/01/13                                    50               51
   New York State, Dormitory Authority,
     Ryan/Clinton Community Health
     Project, RB, SONYMA
        5.400%, 07/01/09                                   250              267
   New York State, Dormitory Authority,
     School Districts Financing Program,
     Ser A, RB, MBIA
        5.250%, 10/01/10                                   500              547
   New York State, Dormitory Authority,
     Ser B, RB
     Callable 05/15/12 @ 100 (A)
        5.250%, 11/15/23                                 2,000            2,186
   New York State, Dormitory Authority,
     Ser B, RB, XLCA (A)
        5.250%, 07/01/32                                   750              828
   New York State, Dormitory Authority,
     State Personal Income, Ser A, RB
        5.000%, 12/15/10                                   740              794
   New York State, Dormitory Authority,
     State University Educational
     Facilities Project, RB, AMBAC
        5.250%, 05/15/15                                 1,170            1,313
   New York State, Dormitory Authority,
     State University Educational
     Facilities Project, RB, MBIA
     Callable 05/15/10 @ 101
        6.000%, 05/15/15                                 1,000            1,126
   New York State, Dormitory Authority,
     State University Educational
     Facilities Project, Ser A, RB, FGIC
        7.500%, 05/15/13                                   600              762

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New York State, Environmental
     Facilities Authority, New York City
     Water Project, RB
        5.750%, 06/15/08                               $     5         $      5
        5.750%, 06/15/09                                     5                5
        5.750%, 06/15/10                                    35               39
        5.750%, 06/15/11                                   180              204
        5.750%, 06/15/12                                   105              120
   New York State, Environmental
     Facilities Authority, New York City
     Water Project, RB (D)
        5.750%, 06/15/08                                    40               43
        5.750%, 06/15/09                                    40               44
        5.750%, 06/15/11                                 1,180            1,337
   New York State, Environmental
     Facilities Authority, Revolving
     Funds, New York City Municipal
     Water, Ser E, RB
        5.000%, 06/15/14                                   750              835
   New York State, Environmental
     Facilities Authority, Revolving
     Funds, RB, MBIA
        6.000%, 06/15/12                                 1,350            1,560
   New York State, Environmental
     Facilities Authority, Revolving
     Funds-Pooled Financing Program,
     Ser B, RB
        5.000%, 11/15/14                                 1,000            1,117
        5.000%, 11/15/16                                 1,000            1,125
   New York State, Environmental
     Facilities Authority, Ser A, RB
        5.000%, 03/15/12                                 1,000            1,087
   New York State, Environmental
     Facilities Authority, State Water
     Project, Ser A, RB (D)
        5.750%, 06/15/09                                     5                5
        5.750%, 06/15/11                                   640              725
   New York State, GO
     Pre-Refunded @ 101 (C)
        5.200%, 07/15/06                                   100              103
   New York State, Housing Finance
     Agency, Ser K, RB
        5.000%, 03/15/10                                 1,000            1,068
   New York State, Local Government
     Assistance, Ser A-2, RB
        5.000%, 04/01/10                                   500              536
   New York State, Mortgage Agency, 26th
     Ser, RB
        5.200%, 04/01/08                                   500              515
   New York State, Mortgage Agency, 26th
     Ser, RB
     Callable 07/01/10 @ 100
        5.350%, 10/01/16                                   165              165


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                        75

STATEMENT OF NET ASSETS


New York Municipal Bond Fund (Concluded)
August 31, 2005
--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New York State, Mortgage Agency,
     Homeowner Mortgage Project,
     Ser 87, RB
     Callable 09/01/09 @ 100
        5.150%, 04/01/17                               $   310         $    313
   New York State, Sales Tax Asset
     Receivables Project, Ser A,
     RB, MBIA Callable 10/15/14 @ 100
        5.000%, 10/15/17                                 1,000            1,105
   New York State, Thruway & Highway
     Board, Second Ser B, RB, FSA
        5.000%, 04/01/14                                 1,000            1,108
   New York State, Thruway & Highway
     Board, Ser A, RB, FSA
        5.250%, 04/01/11                                 1,150            1,264
   New York State, Thruway & Highway
     Board, Ser B, RB, FGIC
     Callable 04/01/08 @ 101
        5.250%, 04/01/11                                 1,000            1,061
   New York State, Thruway & Highway
     Board, Ser C, MBIA
        5.500%, 04/01/12                                   750              843
   New York State, Thruway Authority,
     Transportation Project, Ser A,
     RB, FSA
        5.000%, 03/15/13                                   500              551
        5.000%, 03/15/14                                 1,000            1,106
   New York State, Tobacco Settlement
     Financing, Ser A-1, RB
     Callable 06/01/06 @ 100
        5.250%, 06/01/12                                 1,000            1,018
   New York State, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser B, RB
     Pre-Refunded @ 101 (C)
        6.000%, 05/15/10                                   750              851
   New York State, Triborough Bridge &
     Tunnel Authority, General Purpose
     Project, Ser SR, RB (D)
        5.500%, 01/01/12                                   545              593
   New York State, Triborough Bridge &
     Tunnel Authority, General Purpose
     Project, Ser X, RB (D)
        6.625%, 01/01/12                                 1,160            1,362
   New York State, Urban Development,
     Capital Correctional Facilities
     Project, Ser A, RB, FSA
        6.500%, 01/01/10                                   650              738
   New York State, Urban Development,
     Personal Income Tax Project,
     Ser A-1, RB
        5.000%, 12/15/11                                   250              271

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New York State, Urban Development,
     Personal Income Tax Project,
     Ser A-1, RB, AMBAC
        5.000%, 12/15/15                               $ 1,000         $  1,114
   New York State, Urban Development,
     Personal Income Tax Project,
     Ser C-1, RB
        5.000%, 03/15/10                                   750              804
   New York State, Urban Development,
     Ser A, RB
        5.500%, 01/01/17                                 1,500            1,641
        5.250%, 01/01/21                                 1,750            1,857
        5.000%, 01/01/09                                   500              529
        5.000%, 01/01/17                                   450              482
   New York State, Urban Development,
     Ser A, RB, MBIA
        5.250%, 01/01/11                                   200              220
   New York State, Urban Development,
     Ser A, RB, XLCA
        5.250%, 01/01/11                                 1,000            1,098
   New York State, Urban Development,
     Service Contract, RB, FSA
        5.000%, 01/01/15                                   500              554
   New York State, Urban Development,
     State Facilities Project, RB
        5.750%, 04/01/12                                 1,000            1,126
   Troy, Industrial Development Authority,
     Rensselaer Polytechnic Institute,
     Ser A, RB
        5.500%, 09/01/10                                   400              435
   Yonkers, Ser A, GO, MBIA
        5.000%, 08/01/13                                 1,500            1,641
   Yonkers, Ser E, GO, MBIA
        5.000%, 12/01/10                                 1,000            1,079
                                                                       --------
                                                                         95,140
                                                                       --------
PUERTO RICO -- 7.1%
   Puerto Rico Commonwealth, Electric
     Power Authority, Ser QQ, RB, XLCA
        5.500%, 07/01/16                                   500              581
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, Ser Y, RB,
     MBIA
        6.250%, 07/01/14                                    10               12
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, Ser Y, RB,
     MBIA (D)
        6.250%, 07/01/14                                   115              139
   Puerto Rico Commonwealth, Public
     Buildings Authority, Government
     Facilities Project, Ser C, RB
        5.500%, 07/01/12                                   250              276


--------------------------------------------------------------------------------
76                        SEI Tax Exempt Trust / Annual Report / August 31, 2005

--------------------------------------------------------------------------------
                                            Shares/Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Puerto Rico Commonwealth, Public
     Buildings Authority, Ser J, RB
     Callable 07/01/12 @ 100 (A)
        5.000%, 07/01/28                               $ 1,000         $  1,061
   Puerto Rico Commonwealth, Public
     Finance Authority, Ser A, RB
     Callable 02/01/12 @ 100 (A) (B)
        5.750%, 08/01/27                                 1,850            2,051
   Puerto Rico Commonwealth, Public
     Improvements Project,
     Ser C, GO (A)
        6.000%, 07/01/13                                 1,000            1,069
        5.000%, 07/01/18                                 1,000            1,043
   Puerto Rico Commonwealth, Ser A, GO
     Callable 07/01/12 @ 100 (A)
        5.000%, 07/01/30                                 1,000            1,066
                                                                       --------
                                                                          7,298
                                                                       --------
VIRGIN ISLANDS -- 0.4%
   Virgin Islands, Public Financing
     Authority, Gross Receipts Taxes,
     Loan Note Project, Ser A, RB
        5.625%, 10/01/10                                   400              418
                                                                       --------
Total Municipal Bonds
   (Cost $100,176) ($ Thousands)                                        102,856
                                                                       --------
CASH EQUIVALENT -- 0.0%

   SEI Tax Exempt Trust, Institutional
     Tax Free Fund, Cl A+                               15,536               16
                                                                       --------
   Total Cash Equivalent
     (Cost $16) ($ Thousands)                                                16
                                                                       --------
   Total Investments -- 100.0%
     (Cost $100,192) ($ Thousands)                                      102,872
                                                                       --------
   OTHER ASSETS AND LIABILITIES -- 0.0%
   Payable for Investment Securities Purchased                           (1,091)
   Payable for Fund Shares Redeemed                                         (50)
   Investment Advisory Fees Payable                                         (28)
   Administration Fees Payable                                              (20)
   Income Distributions Payable                                             (16)
   Other Assets and Liabilities, Net                                      1,178
                                                                       --------
   Total Other Assets and Liabilities                                       (27)
                                                                       --------
   Net Assets -- 100.0%                                                $102,845
                                                                       ========

--------------------------------------------------------------------------------
                                                                          Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-In-Capital
  (unlimited authorization -- no par value)                            $ 99,781
Undistributed net investment income                                           5
Accumulated net realized gain on investments                                379
Net unrealized appreciation on investments                                2,680
                                                                       --------
Net Assets                                                             $102,845
                                                                       ========

Net Asset Value, Offering and Redemption
  Price Per Share -- Class A
  ($102,844,832 / 9,848,275 shares)                                    $  10.44
                                                                       ========

+   See note 3 in the Notes to Financial Statements.
(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2005. The demand and interest rate reset features give this security a shorter effective maturity date.
(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(C) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(D) Security is escrowed to maturity.
(E) Step Bonds -- The rate reflected on the Statement of Net Assets is the effective yield on August 31, 2005. The coupon on a step bond changes on a specified date.
AMBAC -- American Municipal Bond Assurance Company
CIFG -- CDC IXIS Financial Guaranty
Cl -- Class
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Company
Radian -- Radian Asset Assurance
RB -- Revenue Bond
Ser -- Series
SONYMA -- State of New York Mortgage Agency
XLCA -- XL Capital Assurance

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                        77

STATEMENT OF NET ASSETS


California Municipal Bond Fund
August 31, 2005
--------------------------------------------------------------------------------
[Bar Chart Omitted]
[Plot Points Follow]

SECTOR WEIGHTINGS (UNAUDITED)*:

19.3% General Obligations
17.4% Education
16.8% Industrial Development
12.5% Power
11.8% General Revenue
 5.7% Transportation
 5.0% Utilities
 4.6% Public Facilities
 3.6% Water
 1.9% Healthcare
 1.1% Tax Exempt Bond
 0.3% Housing
 0.0% Short Term Investment

*Percentages based on total investments.

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 99.1%

CALIFORNIA -- 89.7%
   ABAG, Financial Authority
     Not-For-Profit, Channing House
     Project, COP
        4.900%, 02/15/09                               $   780         $    812
        4.650%, 02/15/06                                   105              105
   ABAG, Financial Authority
     Not-For-Profit, YMCA of
     San Francisco Refinancing Project,
     Ser A, COP, ACA Insured (D)
        4.400%, 10/01/06                                   100              102
   California State, Economic
     Development Authority, Ser A, GO
        5.250%, 07/01/12                                 6,930            7,718
   California State, Economic
     Development Authority, Ser A, GO,
     MBIA
        5.250%, 07/01/13                                 2,000            2,243
   California State, Economic
     Development Authority, Ser C-5, RB
     Callable 09/02/05 @ 100 (A)
        2.230%, 07/01/23                                 2,230            2,230
   California State, GO
        5.250%, 02/01/18                                 2,000            2,255
        5.000%, 04/01/10                                 3,000            3,233
        5.000%, 04/01/12                                10,000           10,875
        4.750%, 09/01/12                                 1,000            1,078
   California State, GO
     Callable 08/01/13 @ 100
        5.250%, 02/01/14                                 4,000            4,447
   California State, GO, FGIC
        4.250%, 09/01/08                                   500              519
   California State, GO, MBIA
        6.000%, 02/01/10                                 1,100            1,227
        5.500%, 04/01/10                                 1,000            1,101

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   California State, GO, XLCA
        5.250%, 02/01/11                               $ 7,000         $  7,670
   California State, Health Facilities
     Financing Authority, Cedars-Sinai
     Medical Center Project, RB
        5.000%, 11/15/14                                 1,000            1,084
   California State, Infrastructure &
     Economic Development Authority,
     Bay Area Toll Bridges Project, Ser A,
     RB, FSA
        5.000%, 07/01/11                                 2,000            2,190
   California State, Infrastructure &
     Economic Development Authority,
     Workers Compensation Relief
     Project, Ser A, RB, AMBAC
        5.250%, 10/01/13                                 4,900            5,531
   California State, Pollution Control
     Finance Authority, Exxon Project, RB
     Callable 09/02/05 @ 100 (A)
        2.090%, 12/01/12                                   100              100
   California State, Public Works Board,
     Department of Corrections State
     Prison Project, Ser E, RB, MBIA
        6.000%, 06/01/10                                 1,500            1,682
   California State, Public Works Board,
     Deptartment of General Services,
     Butterfield Street Project, Ser A, RB
        5.000%, 06/01/15                                 1,000            1,098
   California State, Public Works Board,
     UCLA Replacement Hospital Project,
     Ser A, RB, FSA
        4.750%, 10/01/09                                 1,930            2,050
   California State, Resources Efficiency
     Financing Authority, Capital
     Improvements Program, COP,
     AMBAC
        6.000%, 04/01/09                                 1,420            1,563
   California State, Union Elementary
     School District, Ser B, GO, FGIC
     Pre-Refunded @ 100 (C)
        5.375%, 09/01/12                                 1,000            1,132
   California State, Water Department,
     Central Valley Project, Ser Z,
     RB, FGIC
        5.000%, 12/01/10                                 2,470            2,695
   California State, Water Department,
     Ser A, RB, MBIA
        5.250%, 05/01/09                                 6,000            6,451
   California Statewide, Communities
     Development Authority, Huntington
     Memorial Hospital, RB
        5.000%, 07/01/15                                 2,860            3,110


--------------------------------------------------------------------------------
78                        SEI Tax Exempt Trust / Annual Report / August 31, 2005

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   California Statewide, Communities
     Development Authority, John
     Muir/Mount Diablo Health
     Project, COP, AMBAC
     Callable 09/02/05 @ 100 (A)
        2.190%, 08/15/27                               $   400         $    400
   California Statewide, Communities
     Development Authority, Redlands
     Community Hospital, Ser A, RB
        5.000%, 04/01/14                                 1,000            1,075
   Corona-Norco, Unified School District,
     Capital Appreciation Project, Ser B,
     GO, FSA (E)
        5.600%, 09/01/13                                 1,000              740
        5.500%, 09/01/12                                 1,005              780
   Del Mar, Race Track Authority, RB
        5.000%, 08/15/10                                   700              738
   Del Mar, Race Track Authority, RB
     Callable 08/15/06 @ 102
        6.000%, 08/15/08                                 1,000            1,048
   Fairfield, Housing Authority, Creekside
     Estates Mobile Homes Project, RB
        5.150%, 09/01/07                                   220              220
        5.050%, 09/01/06                                   265              265
   Fairfield, Water Authority, RB, FSA
        5.000%, 04/01/15                                 2,090            2,328
   Fontana, Redevelopment Agency,
     Jurupa Hills Redevelopment Project,
     Ser A, TA
        5.100%, 10/01/09                                   360              379
        4.900%, 10/01/07                                 1,345            1,382
   Fontana, Redevelopment Agency,
     Jurupa Hills Redevelopment Project,
     Ser A, TA
     Callable 10/01/09 @ 101
        5.200%, 10/01/10                                 1,615            1,719
   Fresno, Joint Powers Finance
     Authority, RB, AMBAC
     Callable 08/01/10 @ 102
        5.500%, 08/01/15                                 1,445            1,634
   Hacienda La Puente, Capital
     Appreciation, Ser A, GO, MBIA (E)
        5.450%, 08/01/15                                 1,200              809
   Huntington Beach, Unified School
     District, Election 2004 Project,
     GO, FSA
     Callable 08/01/14 @ 100
        5.000%, 08/01/15                                 1,165            1,284
   Intermodal, Container Transfer Facility,
     Joint Powers Authority, Ser A, RB,
     AMBAC
        5.000%, 11/01/10                                 1,465            1,599

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Irvine Ranch, Water District,
     Construction Improvements
     Projects, GO
     Callable 10/03/05 @ 100 (A) (B)
        2.190%, 06/01/15                               $   200         $    200
   Lodi, Electric Systems Authority, Capital
     Appreciation, Ser B, COP, MBIA
     Pre-Refunded @ 90.35 (C) (E)
        5.715%, 01/15/09                                 1,000              805
   Los Angeles, Community
     Redevelopment Authority, Cinerama
     Dome Public Parking Project, RB,
     ACA Insured (B)
        4.700%, 07/01/06                                   505              505
   Los Angeles, Sonnelblick Del Rio West,
     COP, AMBAC
        5.375%, 11/01/10                                 2,130            2,353
   Los Angeles, Unified School District,
     GO, MBIA
        5.500%, 07/01/11                                 2,000            2,242
   Los Angeles, Unified School District,
     Ser A, GO, MBIA
        5.000%, 07/01/10                                 1,000            1,086
   Los Angeles, Wastewater System,
     RB, FSA
     Callable 06/01/13 @ 100
        5.000%, 06/01/14                                 2,970            3,278
   Los Angeles, Water & Power Authority,
     Ser A, RB, MBIA
        5.000%, 07/01/11                                 2,500            2,738
   North Orange County, Community
     College District, Election of 2002
     Project, Ser B, GO, FGIC
     Pre-Refunded @ 100 (C)
        5.000%, 08/01/14                                 1,250            1,400
   Northern California, Public Power
     Agency, Ser A, RB, MBIA
        5.850%, 07/01/10                                 2,140            2,400
   Ontario, Redevelopment Financing
     Authority, Center City & Cimarron
     Project No. 1, RB, MBIA
        5.000%, 08/01/11                                 1,270            1,392
   Orange County, Water District Authority,
     Ser B, COP, MBIA
        4.500%, 08/15/13                                 1,350            1,446
   Pasadena, Unified School District,
     GO, FGIC
        5.000%, 11/01/13                                 2,000            2,225
   Rancho Cucamonga, Redevelopment
     Agency, Ranch Redevolpment
     Project, Ser A, TA, AMBAC
     Callable 09/01/14 @100
        5.000%, 09/01/15                                 2,000            2,208


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                        79

STATEMENT OF NET ASSETS


California Municipal Bond Fund (Concluded)
August 31, 2005
--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Redwood City, Elementary School
     District, GO, FGIC
        5.000%, 08/01/15                               $ 2,275         $  2,540
   Richmond, Joint Powers Finance
     Authority, Port Terminal Lease
     Project, RB, ACA Insured
        4.350%, 06/01/06                                 1,100            1,108
   Riverside, Electric Authority, RB, FSA
     Callable 10/01/11 @ 101
        5.250%, 10/01/13                                 2,485            2,768
   Riverside, Public Financing Authority,
     COP
        5.400%, 05/15/09                                 3,800            3,977
   Sacramento, Municipal Utility District,
     Ser S, RB, MBIA
        5.000%, 11/15/13                                 1,400            1,558
   San Buenaventura, Ser B, COP,
     AMBAC
        5.000%, 01/01/12                                 1,455            1,594
   San Diego, Burnham Institute Project,
     COP
        5.150%, 09/01/06                                   900              898
   San Diego, Redevelopment Agency,
     Centre City Redevelopment Project,
     Ser A, RB
        5.450%, 09/01/09                                   175              183
        5.350%, 09/01/08                                   175              181
   San Diego, Redevelopment Agency,
     Centre City Redevelopment Project,
     Ser A, TA, XLCA
        5.000%, 09/01/13                                 1,300            1,428
   San Diego, Unified School District,
     Election of 1998 Project, Ser B, GO,
     MBIA
        6.050%, 07/01/18                                 2,650            3,253
   San Diego, Unified School District,
     Election of 1998 Project,
     Ser E-1, GO, MBIA
     Callable 07/01/14 @ 102
        5.000%, 07/01/15                                 3,000            3,349
   San Francisco Bay Area, Transportation
     Finance Authority, Bridge Toll
     Project, RB, ACA Insured
        5.750%, 02/01/07                                 2,725            2,806
        5.000%, 02/01/06                                   500              503
   San Francisco, State University
     Foundation, Student Housing
     Project, RB, ACA Insured
        4.500%, 07/01/07                                   265              269
        4.400%, 07/01/06                                   425              429
   San Joaquin County, Capital Facilities
     Project, COP, MBIA
        5.500%, 11/15/13                                 1,000            1,148

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   San Joaquin Hills, Transportation
     Authority, RB (D) (E)
        5.340%, 01/01/09                               $ 2,000         $  1,793
   San Ramon Valley, Unified School
     District, Election 2002, GO, FSA
     Callable 08/01/14 @ 100
        5.250%, 08/01/17                                 1,475            1,650
   Santa Fe Springs, Community
     Development Authority, Ser A, TA,
     MBIA
        5.000%, 09/01/10                                 1,950            2,119
   Santa Monica, Malibu School District,
     GO, FGIC
        5.250%, 08/01/11                                 2,095            2,312
   Southern California, Public Power
     Authority, San Juan Unit No. 3,
     Ser A, RB, FSA
        5.375%, 01/01/10                                 1,000            1,093
   Stockton, Essential Services
     Building/Parking Facility, COP
        5.000%, 08/01/09                                   280              295
        4.800%, 08/01/07                                   155              159
   Sunnyvale, Water Financing
     Authority, RB, AMBAC
     Callable 10/01/11 @ 100
        5.250%, 10/01/13                                 1,595            1,764
   Temecula Valley, Unified School
     District, GO, FSA
        5.250%, 08/01/15                                 1,065            1,211
   University of California, Ser A, RB,
     AMBAC
        5.000%, 05/15/11                                 5,000            5,463
   Val Verde, Unified School District,
     COP, FGIC (D)
        5.000%, 01/01/14                                   500              558
   Val Verde, Unified School District,
     COP, FGIC
     Pre-Refunded @ 100 (C)
        5.250%, 01/01/15                                 1,000            1,141
   Ventura County, Public Financing
     Authority, COP, FSA
     Callable 08/15/09 @ 100
        5.250%, 08/15/14                                 3,550            3,857
   Washington Township, Healthcare
     Project, RB
        4.400%, 07/01/06                                 1,010            1,019
                                                                       --------
                                                                        167,405
                                                                       --------
GUAM -- 0.6%
   Guam, Ser A, GO, FSA
        5.500%, 12/01/10                                 1,000            1,111
                                                                       --------


--------------------------------------------------------------------------------
80                        SEI Tax Exempt Trust / Annual Report / August 31, 2005

--------------------------------------------------------------------------------
                                            Shares/Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
PUERTO RICO -- 8.8%
   Puerto Rico Commonwealth, Aqueduct
     & Sewer Authority, RB
        6.250%, 07/01/12                               $ 2,000         $  2,306
   Puerto Rico Commonwealth, Highway
     & Transportation Authority, Ser W,
     RB, MBIA
        5.500%, 07/01/13                                 3,400            3,891
   Puerto Rico Commonwealth, Highway
     & Transportation Authority, Ser X,
     RB, FSA
        5.500%, 07/01/15                                 1,490            1,728
   Puerto Rico Commonwealth, Public
     Improvements Authority, GO, MBIA
        5.250%, 07/01/12                                 2,000            2,238
   Puerto Rico, Electric Power Authority,
     Ser KK, RB
        5.000%, 07/01/10                                 2,800            2,990
   Puerto Rico, Electric Power Authority,
     Ser KK, RB, XLCA
        5.000%, 07/01/11                                 1,000            1,095
   Puerto Rico, Municipal Finance
     Agency, Ser A, RB, FSA
        4.500%, 08/01/10                                 1,000            1,061
   Puerto Rico, Public Buildings Authority,
     Government Facilities Project,
     Ser C, RB
        5.500%, 07/01/16                                 1,000            1,161
                                                                       --------
                                                                         16,470
                                                                       --------
Total Municipal Bonds
   (Cost $178,151) ($ Thousands)                                        184,986
                                                                       --------
TAX EXEMPT CORPORATE BOND -- 1.1%

COLORADO -- 1.1%
   San Manuel Entertainment
     Callable 12/01/13 @ 102 (F)
        4.500%, 12/01/16                                 2,000            2,013
                                                                       --------
Total Tax Exempt Corporate Bond
   (Cost $2,000) ($ Thousands)                                            2,013
                                                                       --------
CASH EQUIVALENT -- 0.0%

   SEI Tax Exempt Trust, Institutional
     Tax Free Fund, Cl A+                                2,691                3
                                                                       --------
Total Cash Equivalent
   (Cost $3) ($ Thousands)                                                    3
                                                                       --------
Total Investments -- 100.2%
   (Cost $180,154) ($ Thousands)                                        187,002
                                                                       --------

--------------------------------------------------------------------------------
                                                                          Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.2)%
Payable for Investment Securities Purchased                            $ (2,382)
Payable for Fund Shares Redeemed                                            (61)
Investment Advisory Fees Payable                                            (51)
Income Distributions Payable                                                (35)
Administration Fees Payable                                                 (34)
Other Assets and Liabilities, Net                                         2,102
                                                                       --------
Total Other Assets and Liabilities                                         (461)
                                                                       --------
Net Assets -- 100.0%                                                   $186,541
                                                                       ========

NET ASSETS:
Paid-In-Capital
   (unlimited authorization -- no par value)                           $179,445
Undistributed net investment income                                          78
Accumulated net realized gain on investments                                170
Net unrealized appreciation on investments                                6,848
                                                                       --------
Net Assets                                                             $186,541
                                                                       ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($186,540,801 / 17,997,660 shares)                                  $  10.36
                                                                       ========

+   See note 3 in the notes to financial statements.
(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2005. The demand and interest rate reset features give this security a shorter effective maturity date.
(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(C) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(D) Security is escrowed to maturity.
(E) Zero coupon bond. The rate shown is the effective yield at the time of purchase.
(F) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2005, the value of these securities amounted to $2,013 ($ Thousands), representing 1.1% of the net assets of the Fund.
ABAG -- Association of Bay Area Governments
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
Cl -- Class
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
Ser -- Series
TA -- Tax Allocation
XLCA -- XL Capital Assurance

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                        81

Statements of Operations ($ Thousands)


For the year ended August 31, 2005

-----------------------------------------------------------------------------------------------------------------------
                                                        INSTITUTIONAL    MASSACHUSETTS   PENNSYLVANIA    INTERMEDIATE-
                                             TAX FREE        TAX FREE   TAX FREE MONEY       TAX FREE   TERM MUNICIPAL
                                                 FUND            FUND      MARKET FUND           FUND             FUND
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                            $16,047         $22,979           $1,417           $712         $ 37,202
-----------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                          2,840           4,052              161            132            2,266
   Shareholder Servicing Fees - Class A         1,974           2,100               --             18            2,362
   Shareholder Servicing Fees - Class B            --             793              210             88               --
   Shareholder Servicing Fees - Class C            --             111               --             --               --
   Investment Advisory Fees                       294             420               26             14            3,115
   Professional Fees                               74             101                6              5              108
   Printing Fees                                   42              66                3              2               81
   Custodian/Wire Agent Fees                       41              30                1              1               31
   Registration Fees                               31              33                5              3               77
   Trustees' Fees                                  29              42                2              2               34
   Proxy Costs                                     29              41                2              2               35
   Insurance Fees                                   8              12               --             --               10
   Pricing Fees                                     5               4               --             --               66
   Other Expenses                                   6               5                1             --                4
-----------------------------------------------------------------------------------------------------------------------
   Total Expenses                               5,373           7,810              417            267            8,189
-----------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
      Administration Fees                          --          (1,036)             (30)           (31)            (124)
      Shareholder Servicing Fees - Class A     (1,786)         (2,100)              --            (18)          (1,797)
      Shareholder Servicing Fees - Class B         --              --               --             --               --
      Investment Advisory Fees                     --              --               --             --             (565)
      Fees Paid Indirectly (see Note 2)           (19)            (10)              --             --               --
-----------------------------------------------------------------------------------------------------------------------
   Net Expenses                                 3,568           4,664              387            218            5,703
-----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                          12,479          18,315            1,030            494           31,499
-----------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS)
      ON INVESTMENTS:
   Net Realized Gain (Loss) on Investments         20               2               --              2            4,080
   Net Change in Unrealized Depreciation
      on Investments                               --              --               --             --          (13,500)
-----------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS                         $12,499         $18,317           $1,030           $496         $ 22,079
-----------------------------------------------------------------------------------------------------------------------

Amount designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
82                        SEI Tax Exempt Trust / Annual Report / August 31, 2005

---------------------------------------------------------------------------------------------------------------------------------
                                             SHORT DURATION   PENNSYLVANIA   MASSACHUSETTS   NEW JERSEY    NEW YORK   CALIFORNIA
                                                  MUNICIPAL      MUNICIPAL       MUNICIPAL    MUNICIPAL   MUNICIPAL    MUNICIPAL
                                                       FUND      BOND FUND       BOND FUND    BOND FUND   BOND FUND    BOND FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                   $2,085        $ 4,652          $1,588       $2,837      $3,876      $ 7,354
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                  216            205              94          177         240          444
   Shareholder Servicing Fees - Class A                 225            140              98          184         250          463
   Shareholder Servicing Fees - Class B                  --            140              --           --          --           --
   Shareholder Servicing Fees - Class C                  --             --              --           --          --           --
   Investment Advisory Fees                             297            359             129          243         330          610
   Professional Fees                                     12             12               4            9          10           23
   Printing Fees                                          7              9               2            3           6            8
   Custodian/Wire Agent Fees                              3              4               1            4           4            8
   Registration Fees                                      5              9               2            4           5           13
   Trustees' Fees                                         3              4               1            3           4            7
   Proxy Costs                                            3              4               2            3           4            7
   Insurance Fees                                         1              1               1           --           1            1
   Pricing Fees                                           6              6               4            7           8           14
   Other Expenses                                        --             --               1            1           1            3
---------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                       778            893             339          638         863        1,601
---------------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
      Administration Fees                                (9)          (117)             (4)          (8)         (9)         (21)
      Shareholder Servicing Fees - Class A             (171)           (28)            (75)        (179)       (190)        (429)
      Shareholder Servicing Fees - Class B               --           (103)             --           --          --           --
      Investment Advisory Fees                          (54)           (82)            (23)          (5)        (60)         (34)
      Fees Paid Indirectly (see Note 2)                  --             --              --           --          --           --
---------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                         544            563             237          446         604        1,117
---------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                 1,541          4,089           1,351        2,391       3,272        6,237
---------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS)
      ON INVESTMENTS:
   Net Realized Gain (Loss) on Investments              (77)           562             329          (47)        641          251
   Net Change in Unrealized Depreciation
      on Investments                                   (547)        (1,696)           (595)        (796)     (1,869)      (1,541)
---------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS                                $  917        $ 2,955          $1,085       $1,548      $2,044      $ 4,947
---------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                        83

Statements of Changes in Net Assets ($ Thousands)


For the years ended August 31,

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                            INSTITUTIONAL
                                                                                 TAX FREE FUND              TAX FREE FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                                  2005          2004          2005          2004
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                   $    12,479   $     5,269   $    18,315   $     8,757
   Net Realized Gain (Loss) on Investments                                          20           (35)            2            (7)
   Net Change in Unrealized Appreciation (Depreciation) on Investments              --            --            --            --
---------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                         12,499         5,234        18,317         8,750
---------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
   Class A                                                                     (12,473)       (5,223)      (14,314)       (7,422)
   Class B                                                                          --            --        (3,738)       (1,248)
   Class C                                                                          --            --          (272)          (83)
   NET REALIZED GAINS
   Class A                                                                          --            --            --            --
---------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                           (12,473)       (5,223)      (18,324)       (8,753)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
   CLASS A:
   Proceeds from Shares Issued                                               4,871,577     5,023,669     4,964,136     5,516,749
   Reinvestment of Dividends & Distributions                                     6,208         2,451         4,890         2,349
   Cost of Shares Redeemed                                                  (4,927,365)   (5,128,320)   (5,018,093)   (5,768,778)
---------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions                 (49,580)     (102,200)      (49,067)     (249,680)
---------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                                      --            --       868,374       859,978
   Reinvestment of Dividends & Distributions                                        --            --         2,485           822
   Cost of Shares Redeemed                                                          --            --      (836,975)     (873,190)
---------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Transactions                      --            --        33,884       (12,390)
---------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                                      --            --       270,416       384,103
   Reinvestment of Dividends & Distributions                                        --            --            --            --
   Cost of Shares Redeemed                                                          --            --      (269,680)     (391,990)
---------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C Transactions                      --            --           736        (7,887)
---------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Capital Share Transactions       (49,580)     (102,200)      (14,447)     (269,957)
---------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                       (49,554)     (102,189)      (14,454)     (269,960)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                           782,314       884,503     1,131,103     1,401,063
---------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                             $   732,760   $   782,314   $ 1,116,649   $ 1,131,103
=================================================================================================================================
   Undistributed Net Investment Income/
      (Distributions in Excess of Net Investment Income)                   $        --   $        (6)  $        (9)  $        --
=================================================================================================================================

(1) For Capital Share Transactions see Note 9 in the notes to the financial statements.
Amount designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
84                        SEI Tax Exempt Trust / Annual Report / August 31, 2005

--------------------------------------------------------------------------------------------------------------------------
                                                                           MASSACHUSETTS TAX FREE       PENNSYLVANIA
                                                                              MONEY MARKET FUND         TAX FREE FUND
--------------------------------------------------------------------------------------------------------------------------
                                                                                2005         2004        2005        2004
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                   $   1,030    $     319   $     494   $     223
   Net Realized Gain (Loss) on Investments                                        --           (4)          2          (1)
   Net Change in Unrealized Appreciation (Depreciation) on Investments            --           --          --          --
--------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                        1,030          315         496         222
--------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
   Class A                                                                        --           --        (108)       (103)
   Class B                                                                    (1,026)        (321)       (385)       (120)
   Class C                                                                        --           --          --          --
   NET REALIZED GAINS
   Class A                                                                        --           --          --          --
--------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                          (1,026)        (321)       (493)       (223)
--------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
   CLASS A:
   Proceeds from Shares Issued                                                    --           --      20,402      35,521
   Reinvestment of Dividends & Distributions                                      --           --          29          18
   Cost of Shares Redeemed                                                        --           --     (25,992)    (38,552)
--------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions                    --           --      (5,561)     (3,013)
--------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                               586,796      400,145     122,646      77,986
   Reinvestment of Dividends & Distributions                                      77            6         135         109
   Cost of Shares Redeemed                                                  (555,999)    (409,312)   (149,790)    (70,974)
--------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Transactions                30,874       (9,161)    (27,009)      7,121
--------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                                    --           --          --          --
   Reinvestment of Dividends & Distributions                                      --           --          --          --
   Cost of Shares Redeemed                                                        --           --          --          --
--------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C Transactions                    --           --          --          --
--------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Capital Share Transactions      30,874       (9,161)    (32,570)      4,108
--------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                      30,878       (9,167)    (32,567)      4,107
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                          56,648       65,815      47,658      43,551
--------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                             $  87,526    $  56,648   $  15,091   $  47,658
==========================================================================================================================
   Undistributed Net Investment Income/
      (Distributions in Excess of Net Investment Income)                   $       3    $      (1)  $       1   $      --
==========================================================================================================================

-------------------------------------------------------------------------------------------------
                                                                             INTERMEDIATE-TERM
                                                                              MUNICIPAL FUND
-------------------------------------------------------------------------------------------------
                                                                                2005        2004
-------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                   $  31,499   $  29,418
   Net Realized Gain (Loss) on Investments                                     4,080       2,467
   Net Change in Unrealized Appreciation (Depreciation) on Investments       (13,500)     12,897
-------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                       22,079      44,782
-------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
   Class A                                                                   (31,403)    (29,415)
   Class B                                                                        --          --
   Class C                                                                        --          --
   NET REALIZED GAINS
   Class A                                                                    (2,848)    (14,554)
-------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                         (34,251)    (43,969)
-------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
   CLASS A:
   Proceeds from Shares Issued                                               278,325     323,848
   Reinvestment of Dividends & Distributions                                  31,034      39,436
   Cost of Shares Redeemed                                                  (243,865)   (268,010)
-------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions                65,494      95,274
-------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                                    --          --
   Reinvestment of Dividends & Distributions                                      --          --
   Cost of Shares Redeemed                                                        --          --
-------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Transactions                    --          --
-------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                                    --          --
   Reinvestment of Dividends & Distributions                                      --          --
   Cost of Shares Redeemed                                                        --          --
-------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C Transactions                    --          --
-------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Capital Share Transactions      65,494      95,274
-------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                      53,322      96,087
-------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                         920,190     824,103
-------------------------------------------------------------------------------------------------
   END OF YEAR                                                             $ 973,512   $ 920,190
=================================================================================================
   Undistributed Net Investment Income/
      (Distributions in Excess of Net Investment Income)                   $     169   $      73
=================================================================================================


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                        85

Statements of Changes in Net Assets ($ Thousands)


For the periods ended August 31,

----------------------------------------------------------------------------------------------------------------------------
                                                                               SHORT DURATION             PENNSYLVANIA
                                                                             MUNICIPAL FUND (1)       MUNICIPAL BOND FUND
----------------------------------------------------------------------------------------------------------------------------
                                                                                2005         2004         2005         2004
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                   $   1,541     $    229     $  4,089    $   4,693
   Net Realized Gain (Loss) on Investments                                       (77)         (12)         562          807
   Net Change in Unrealized Appreciation (Depreciation) on Investments          (547)          56       (1,696)         365
----------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                          917          273        2,955        5,865
----------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
   Class A                                                                    (1,510)        (187)      (2,195)      (2,387)
   Class B                                                                        --           --       (1,889)      (2,307)
   NET REALIZED GAINS
   Class A                                                                        --           --         (546)        (538)
   Class B                                                                        --           --         (471)        (548)
----------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                          (1,510)        (187)      (5,101)      (5,780)
----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (2):
   CLASS A:
   Proceeds from Shares Issued                                               118,733       71,617       11,994       19,503
   Reinvestment of Dividends & Distributions                                   1,411          186        2,634        2,797
   Cost of Shares Redeemed                                                   (61,603)      (3,910)     (16,067)     (20,721)
----------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions                58,541       67,893       (1,439)       1,579
----------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                                    --           --        4,039        8,680
   Reinvestment of Dividends & Distributions                                      --           --          622          647
   Cost of Shares Redeemed                                                        --           --      (11,461)     (20,554)
----------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets from Class B Transactions                               --           --       (6,800)     (11,227)
----------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Capital Share Transactions      58,541       67,893       (8,239)      (9,648)
----------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                      57,948       67,979      (10,385)      (9,563)
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                          67,979           --      108,697      118,260
----------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                             $ 125,927     $ 67,979     $ 98,312    $ 108,697
----------------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income                                     $      73    $      42    $      47    $      42
----------------------------------------------------------------------------------------------------------------------------

(1) The Short Duration Municipal Fund commenced operations on November 13, 2003.

(2) For Capital Share Transactions see Note 9 in the notes to the financial statements.

Amount designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
86                        SEI Tax Exempt Trust / Annual Report / August 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                                    MASSACHUSETTS          NEW JERSEY          NEW YORK            CALIFORNIA
                                                 MUNICIPAL BOND FUND  MUNICIPAL BOND FUND  MUNICIPAL BOND FUND  MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                        2005        2004     2005      2004      2005      2004     2005      2004
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
    Net Investment Income                            $ 1,351   $   1,384 $  2,391  $  2,138 $   3,272  $  3,144 $  6,237 $   6,077
    Net Realized Gain (Loss) on Investments              329         305      (47)      325       641       591      251       195
    Net Change in Unrealized Appreciation
      (Depreciation) on Investments                     (595)        616     (796)      710    (1,869)    1,444   (1,541)    4,022
-----------------------------------------------------------------------------------------------------------------------------------
    Net Increase in Net Assets Resulting
      from Operations                                  1,085       2,305    1,548     3,173     2,044     5,179    4,947    10,294
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
    NET INVESTMENT INCOME
    Class A                                           (1,351)     (1,384)  (2,390)   (2,141)   (3,272)   (3,144)  (6,261)   (6,056)
    Class B                                               --          --       --        --        --        --       --        --
    NET REALIZED GAINS
    Class A                                             (235)       (653)     (27)   (1,068)     (550)     (726)    (272)   (2,300)
    Class B                                               --          --       --        --        --        --       --        --
-----------------------------------------------------------------------------------------------------------------------------------
    Total Dividends and Distributions                 (1,586)     (2,037)  (2,417)   (3,209)   (3,822)   (3,870)  (6,533)   (8,356)
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (2):
    CLASS A:
    Proceeds from Shares Issued                        6,111      11,284   22,115    27,395    26,985    28,950   42,125    45,625
    Reinvestment of Dividends & Distributions          1,501       1,846    2,313     3,057     3,613     3,685    6,101     7,752
    Cost of Shares Redeemed                           (9,056)    (12,048) (20,934)  (19,965)  (23,545)  (25,240) (43,832)  (51,134)
-----------------------------------------------------------------------------------------------------------------------------------
    Increase (Decrease) in Net Assets from Class A
      Transactions                                    (1,444)      1,082    3,494    10,487     7,053     7,395    4,394     2,243
-----------------------------------------------------------------------------------------------------------------------------------
    CLASS B:
    Proceeds from Shares Issued                           --          --       --        --        --        --       --        --
    Reinvestment of Dividends & Distributions             --          --       --        --        --        --       --        --
    Cost of Shares Redeemed                               --          --       --        --        --        --       --        --
-----------------------------------------------------------------------------------------------------------------------------------
    Decrease in Net Assets from Class B
      Transactions                                        --          --       --        --        --        --       --        --
-----------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
      from Capital Share Transactions                 (1,444)      1,082    3,494    10,487     7,053     7,395    4,394     2,243
-----------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets             (1,945)      1,350    2,625    10,451     5,275     8,704    2,808     4,181
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
    BEGINNING OF YEAR                                 41,249      39,899   73,159    62,708    97,570    88,866  183,733   179,552
-----------------------------------------------------------------------------------------------------------------------------------
    END OF YEAR                                      $39,304   $  41,249 $ 75,784  $ 73,159 $ 102,845  $ 97,570 $186,541 $ 183,733
-----------------------------------------------------------------------------------------------------------------------------------
    Undistributed Net Investment Income              $     1   $       1 $      6  $      5 $       5  $      5 $     78 $     102
-----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                        87

Financial Highlights


For the periods ended August 31,
For a Share Outstanding Throughout the Periods

-----------------------------------------------------------------------------------------------------------------------------
                                      Net Realized
                                               and
                Net Asset               Unrealized                Dividends  Distributions         Total
                   Value,        Net         Gains       Total     from Net      from Net      Dividends   Net Asset
                Beginning  Investment   (Losses) on       from    Investment      Realized           and  Value, End    Total
                of Period     Income   Investments  Operations       Income         Gains  Distributions   of Period  Return+
-----------------------------------------------------------------------------------------------------------------------------
TAX FREE FUND
   CLASS A
   2005             $1.00     $0.016*    $     --*      $0.016      $(0.016)          $--       $(0.016)      $1.00     1.58%
   2004              1.00      0.007*          --*       0.007       (0.007)           --        (0.007)       1.00     0.65
   2003              1.00      0.009           --        0.009       (0.009)           --        (0.009)       1.00     0.86
   2002              1.00      0.013           --        0.013       (0.013)           --        (0.013)       1.00     1.35
   2001              1.00      0.033           --        0.033       (0.033)           --        (0.033)       1.00     3.30

INSTITUTIONAL TAX FREE FUND
   CLASS A
   2005             $1.00     $0.017*    $     --*      $0.017      $(0.017)          $--       $(0.017)      $1.00     1.72%
   2004              1.00      0.008*          --*       0.008       (0.008)           --        (0.008)       1.00     0.79
   2003              1.00      0.010           --        0.010       (0.010)           --        (0.010)       1.00     1.01
   2002              1.00      0.015           --        0.015       (0.015)           --        (0.015)       1.00     1.51
   2001              1.00      0.034           --        0.034       (0.034)           --        (0.034)       1.00     3.45
   CLASS B
   2005             $1.00     $0.014*    $     --*    $  0.014      $(0.014)          $--       $(0.014)      $1.00     1.41%
   2004              1.00      0.005*          --*       0.005       (0.005)           --        (0.005)       1.00     0.49
   2003              1.00      0.007           --        0.007       (0.007)           --        (0.007)       1.00     0.70
   2002              1.00      0.012           --        0.012       (0.012)           --        (0.012)       1.00     1.21
   2001              1.00      0.031           --        0.031       (0.031)           --        (0.031)       1.00     3.14
   CLASS C
   2005             $1.00     $0.012*    $     --*    $  0.012      $(0.012)          $--       $(0.012)      $1.00     1.21%
   2004              1.00      0.003*          --*       0.003       (0.003)           --        (0.003)       1.00     0.29
   2003              1.00      0.005           --        0.005       (0.005)           --        (0.005)       1.00     0.50
   2002              1.00      0.010           --        0.010       (0.010)           --        (0.010)       1.00     1.00
   2001              1.00      0.029           --        0.029       (0.029)           --        (0.029)       1.00     2.94

MASSACHUSETTS TAX FREE MONEY MARKET FUND
   CLASS B
   2005             $1.00     $0.014*    $     --*    $  0.014      $(0.014)          $--       $(0.014)      $1.00     1.45%
   2004              1.00      0.005*          --*       0.005       (0.005)           --        (0.005)       1.00     0.51
   2003              1.00      0.007           --        0.007       (0.007)           --        (0.007)       1.00     0.69
   2002              1.00      0.011           --        0.011       (0.011)           --        (0.011)       1.00     1.06
   2001 (1)          1.00      0.006           --        0.006       (0.006)           --        (0.006)       1.00     0.58

PENNSYLVANIA TAX FREE FUND
   CLASS A
   2005             $1.00     $0.015*    $  0.001*    $  0.016      $(0.016)          $--       $(0.016)      $1.00     1.66%
   2004              1.00      0.007*          --*       0.007       (0.007)           --        (0.007)       1.00     0.75
   2003              1.00      0.010           --        0.010       (0.010)           --        (0.010)       1.00     0.98
   2002              1.00      0.014           --        0.014       (0.014)           --        (0.014)       1.00     1.41
   2001              1.00      0.034           --        0.034       (0.034)           --        (0.034)       1.00     3.47
   CLASS B
   2005             $1.00     $0.013*    $  0.001*    $  0.014      $(0.014)          $--       $(0.014)      $1.00     1.36%
   2004              1.00      0.004*          --*       0.004       (0.004)           --        (0.004)       1.00     0.45
   2003              1.00      0.007           --        0.007       (0.007)           --        (0.007)       1.00     0.68
   2002              1.00      0.011           --        0.011       (0.011)           --        (0.011)       1.00     1.10
   2001 (2)          1.00      0.011           --        0.011       (0.011)           --        (0.011)       1.00     1.11

-----------------------------------------------------------------------
                                                 Ratio of
                                                 Expenses  Ratio of Net
                                   Ratio of    to Average    Investment
                     Net Assets    Expenses    Net Assets        Income
                  End of Period  to Average    (Excluding    to Average
                  ($ Thousands)  Net Assets      Waivers)    Net Assets
-----------------------------------------------------------------------
TAX FREE FUND
   CLASS A
   2005             $   732,760        0.45%         0.68%         1.58%
   2004                 782,314        0.45          0.68          0.66
   2003                 884,503        0.45          0.68          0.84
   2002                 851,683        0.45          0.69          1.33
   2001                 790,390        0.45          0.69          3.26

INSTITUTIONAL TAX FREE FUND
   CLASS A
   2005             $   813,440        0.33%         0.68%         1.70%
   2004                 862,511        0.33          0.68          0.78
   2003               1,112,175        0.33          0.67          1.00
   2002               1,074,583        0.33          0.69          1.49
   2001               1,014,175        0.33          0.69          3.33
   CLASS B
   2005             $   273,316        0.63%         0.73%         1.41%
   2004                 239,435        0.63          0.73          0.49
   2003                 251,836        0.63          0.72          0.71
   2002                 272,222        0.63          0.74          1.17
   2001                 208,604        0.63          0.74          3.02
   CLASS C
   2005             $    29,893        0.83%         0.93%         1.22%
   2004                  29,157        0.83          0.93          0.29
   2003                  37,052        0.83          0.92          0.52
   2002                  47,939        0.83          0.94          0.98
   2001                  31,918        0.83          0.94          2.94

MASSACHUSETTS TAX FREE MONEY MARKET FUND
   CLASS B
   2005             $    87,526        0.55%         0.60%         1.47%
   2004                  56,648        0.55          0.59          0.51
   2003                  65,815        0.55          0.60          0.69
   2002                  79,618        0.55          0.61          1.05
   2001 (1)              82,781        0.55          0.67          1.95

PENNSYLVANIA TAX FREE FUND
   CLASS A
   2005             $     6,821        0.35%         0.69%         1.48%
   2004                  12,364        0.35          0.68          0.74
   2003                  15,377        0.35          0.68          1.02
   2002                  34,387        0.35          0.69          1.38
   2001                  37,067        0.35          0.72          3.54
   CLASS B
   2005             $     8,270        0.65%         0.73%         1.31%
   2004                  35,294        0.65          0.73          0.45
   2003                  28,174        0.65          0.73          0.69
   2002                  26,210        0.65          0.74          1.01
   2001 (2)               5,966        0.65          0.77          2.51


--------------------------------------------------------------------------------
88                        SEI Tax Exempt Trust / Annual Report / August 31, 2005

-------------------------------------------------------------------------------------------------------------------------------
                                      Net Realized
                                               and
                Net Asset               Unrealized                 Dividends  Distributions           Total
                   Value,        Net         Gains        Total     from Net       from Net       Dividends   Net Asset
                Beginning  Investment  (Losses) on         from   Investment       Realized             and  Value, End    Total
                of Period     Income   Investments   Operations       Income          Gains   Distributions   of Period  Return+
---------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE-TERM MUNICIPAL FUND
   CLASS A
   2005           $ 11.12    $  0.37*      $ (0.11)*      $0.26       $(0.37)        $(0.03)        $ (0.40)     $10.98     2.39%
   2004             11.10       0.37*         0.21*        0.58        (0.37)         (0.19)          (0.56)      11.12     5.33
   2003             11.46       0.40         (0.14)        0.26        (0.40)         (0.22)          (0.62)      11.10     2.31
   2002             11.29       0.44          0.23         0.67        (0.44)         (0.06)          (0.50)      11.46     6.10
   2001             10.83       0.46          0.46         0.92        (0.46)            --           (0.46)      11.29     8.64

SHORT DURATION MUNICIPAL FUND
   CLASS A
   2005           $ 10.02    $  0.16*      $ (0.08)*      $0.08       $(0.16)        $   --         $ (0.16)     $ 9.94     0.83%
   2004 (3)         10.00       0.10*           --*        0.10        (0.08)            --           (0.08)      10.02     0.96

PENNSYLVANIA MUNICIPAL BOND FUND
   CLASS A
   2005           $ 10.85    $  0.42*      $ (0.12)*      $0.30       $(0.42)        $(0.10)        $ (0.52)     $10.63     2.88%
   2004             10.84       0.44*         0.11*        0.55        (0.44)         (0.10)          (0.54)      10.85     5.12
   2003             10.95       0.48         (0.10)        0.38        (0.48)         (0.01)          (0.49)      10.84     3.48
   2002             10.73       0.47          0.22         0.69        (0.47)            --           (0.47)      10.95     6.62
   2001             10.37       0.49          0.36         0.85        (0.49)            --           (0.49)      10.73     8.35
   CLASS B
   2005           $ 10.85    $  0.43*      $ (0.12)*      $0.31       $(0.43)        $(0.10)        $ (0.53)     $10.63     3.00%
   2004             10.84       0.45*         0.11*        0.56        (0.45)         (0.10)          (0.55)      10.85     5.25
   2003             10.95       0.49         (0.10)        0.39        (0.49)         (0.01)          (0.50)      10.84     3.60
   2002             10.73       0.48          0.22         0.70        (0.48)            --           (0.48)      10.95     6.75
   2001             10.36       0.50          0.37         0.87        (0.50)            --           (0.50)      10.73     8.58

MASSACHUSETTS MUNICIPAL BOND FUND
   CLASS A
   2005           $ 10.32    $  0.35*      $ (0.08)*      $0.27       $(0.35)        $(0.06)        $ (0.41)     $10.18     2.69%
   2004             10.24       0.34*         0.25*        0.59        (0.34)         (0.17)          (0.51)      10.32     5.91
   2003             10.56       0.36         (0.11)        0.25        (0.36)         (0.21)          (0.57)      10.24     2.44
   2002             10.34       0.40          0.23         0.63        (0.40)         (0.01)          (0.41)      10.56     6.25
   2001              9.86       0.41          0.48         0.89        (0.41)            --           (0.41)      10.34     9.19

-----------------------------------------------------------------------------------
                                                 Ratio of
                                                 Expenses  Ratio of Net
                                   Ratio of    to Average    Investment
                     Net Assets    Expenses    Net Assets        Income  Portfolio
                  End of Period  to Average    (Excluding    to Average   Turnover
                  ($ Thousands)  Net Assets      Waivers)    Net Assets       Rate
-----------------------------------------------------------------------------------
INTERMEDIATE-TERM MUNICIPAL FUND
   CLASS A
   2005               $ 973,512        0.60%         0.87%         3.33%     26.71%
   2004                 920,190        0.60          0.86          3.31      34.62
   2003                 824,103        0.60          0.87          3.53      41.87
   2002                 947,495        0.60          0.87          3.88      27.15
   2001                 996,869        0.60          0.87          4.14      36.59

SHORT DURATION MUNICIPAL FUND
   CLASS A
   2005               $ 125,927        0.60%         0.86%         1.71%     17.74%
   2004 (3)              67,979        0.60          0.88          1.31       8.39

PENNSYLVANIA MUNICIPAL BOND FUND
   CLASS A
   2005               $  55,224        0.60%         0.85%         3.92%     12.28%
   2004                  57,809        0.60          0.84          4.00      12.00
   2003                  56,268        0.60          0.85          4.35      19.73
   2002                  65,380        0.60          0.85          4.39      29.86
   2001                  58,855        0.60          0.85          4.61      34.80
   CLASS B
   2005               $  43,088        0.48%         0.89%         4.04%     12.28%
   2004                  50,888        0.48          0.89          4.12      12.00
   2003                  61,992        0.48          0.90          4.47      19.73
   2002                  68,630        0.48          0.90          4.51      29.86
   2001                  70,867        0.48          0.90          4.73      34.80

MASSACHUSETTS MUNICIPAL BOND FUND
   CLASS A
   2005               $  39,304        0.60%         0.86%         3.44%     23.03%
   2004                  41,249        0.60          0.86          3.35      33.60
   2003                  39,899        0.60          0.87          3.48      41.20
   2002                  41,688        0.60          0.87          3.84      33.27
   2001                  43,221        0.60          0.87          4.05      19.36

*   Per share calculations were performed using average shares.
+ Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1) The Massachusetts Tax Free Money Market Fund commenced operations on May 16, 2001. All ratios for the period have been annualized.
(2) The Pennsylvania Tax Free Fund -- Class B shares were offered beginning on April 2, 2001. All ratios for the period have been annualized.
(3) The Short Duration Municipal Fund commenced operations on November 13, 2003. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                        89

Financial Highlights


For the years ended August 31,
For a Share Outstanding Throughout the Years

------------------------------------------------------------------------------------------------------------------------------------
                                     Net Realized
                                              and
                Net Asset              Unrealized                Dividends  Distributions            Total
                   Value,         Net       Gains       Total     from Net      from Net         Dividends   Net Asset
                Beginning  Investment (Losses) on        from   Investment      Realized               and  Value, End    Total
                of Period     Income  Investments  Operations       Income         Gains     Distributions   of Period  Return+
------------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY MUNICIPAL BOND FUND

   CLASS A
   2005            $10.33      $0.33*      $(0.12)*     $0.21       $(0.33)     $  (0.00)(1)        $(0.33)     $10.21     2.13%
   2004             10.32       0.32*        0.18*       0.50        (0.32)        (0.17)            (0.49)      10.33     4.96
   2003             10.60       0.35        (0.13)       0.22        (0.35)        (0.15)            (0.50)      10.32     2.06
   2002             10.40       0.38         0.22        0.60        (0.38)        (0.02)            (0.40)      10.60     5.91
   2001              9.95       0.40         0.45        0.85        (0.40)           --             (0.40)      10.40     8.78

NEW YORK MUNICIPAL BOND FUND

   CLASS A
   2005            $10.64      $0.34*      $(0.14)*     $0.20       $(0.34)     $  (0.06)           $(0.40)     $10.44     1.95%
   2004             10.47       0.35*        0.25*       0.60        (0.35)        (0.08)            (0.43)      10.64     5.82
   2003             10.67       0.36        (0.07)       0.29        (0.36)        (0.13)            (0.49)      10.47     2.78
   2002             10.50       0.39         0.19        0.58        (0.39)        (0.02)            (0.41)      10.67     5.70
   2001              9.96       0.41         0.55        0.96        (0.41)        (0.01)            (0.42)      10.50     9.80

CALIFORNIA MUNICIPAL BOND FUND

   CLASS A
   2005            $10.45      $0.35*      $(0.07)*     $0.28       $(0.35)     $  (0.02)           $(0.37)     $10.36     2.70%
   2004             10.34       0.34*        0.24*       0.58        (0.34)        (0.13)            (0.47)      10.45     5.78
   2003             10.72       0.36        (0.20)       0.16        (0.36)        (0.18)            (0.54)      10.34     1.48
   2002             10.67       0.41         0.16        0.57        (0.41)        (0.11)            (0.52)      10.72     5.55
   2001             10.27       0.42         0.40        0.82        (0.42)           --             (0.42)      10.67     8.20

-------------------------------------------------------------------------------------
                                                 Ratio of
                                                  Expense   Ratio of Net
                                   Ratio of    to Average     Investment
                     Net Assets    Expenses    Net Assets         Income    Portfolio
                  End of Period  to Average    (Excluding     to Average     Turnover
                  ($ Thousands)  Net Assets      Waivers)     Net Assets         Rate
-------------------------------------------------------------------------------------
NEW JERSEY MUNICIPAL BOND FUND

   CLASS A
   2005                $ 75,784        0.60%         0.86%         3.24%      29.25%
   2004                  73,159        0.60          0.86          3.09       47.75
   2003                  62,708        0.60          0.87          3.31       35.06
   2002                  83,748        0.60          0.87          3.63       39.88
   2001                  74,785        0.60          0.87          3.99       24.57

NEW YORK MUNICIPAL BOND FUND

   CLASS A
   2005                $102,845        0.60%         0.86%         3.27%      21.55%
   2004                  97,570        0.60          0.86          3.27       17.22
   2003                  88,866        0.60          0.87          3.40       22.74
   2002                  86,313        0.60          0.87          3.73       17.57
   2001                  69,207        0.60          0.86          3.99       15.60

CALIFORNIA MUNICIPAL BOND FUND

   CLASS A
   2005               $ 186,541        0.60%         0.86%         3.37%      11.79%
   2004                 183,733        0.60          0.86          3.30       29.46
   2003                 179,552        0.60          0.86          3.40       60.61
   2002                 211,342        0.60          0.87          3.93       38.98
   2001                 211,061        0.60          0.88          4.07       42.81

 *  Per share calculations were performed using average shares.
 + Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1) Amount represents less than $0.01 per share.

Amounts designated as "--" are $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
90                        SEI Tax Exempt Trust / Annual Report / August 31, 2005

Notes to Financial Statements
August 31, 2005


1. ORGANIZATION

SEI Tax Exempt Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with eleven operational funds ("Funds"): the Tax Free, the Institutional Tax Free, the Massachusetts Tax Free Money Market, the Pennsylvania Tax Free, (each a "Fund", collectively "the Money Market Funds"), the Intermediate-Term Municipal, the Short Duration Municipal, the Pennsylvania Municipal Bond, the Massachusetts Municipal Bond, the New Jersey Municipal Bond, the New York Municipal Bond, and the California Municipal Bond (each a "Fund", collectively "the Fixed Income Funds"). The Funds are registered to offer up to three classes of shares: Class A, Class B and Class C. The Trust's prospectuses provide a description of each Fund's investment objectives, policies and strategies. The assets of each Fund are segregated and a shareholder's interest is limited to the Fund in which shares are held.

On August 2, 2005, the Board of Trustees unanimously voted to take steps necessary to cease operations of the Pennsylvania Tax Free Fund. Accordingly, effective September 9, 2005, the Fund was no longer being offered to new investors. The Fund intends to cease operations on or about November 4, 2005, at which time any remaining shares will automatically be redeemed.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Investment securities of the Money Market Funds are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Investment securities of the Fixed Income Funds listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of August 31, 2005, there were no fair valued securities in the Funds.

CLASSES -- Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recognized on the accrual basis. Purchase discounts and premiums on securities held by the Fixed Income Funds are accreted and amortized to interest income over the lives of the respective investments.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared on a daily basis and are payable on the first business day of the following month for each Fund. Any net realized capital gain on sales of securities after capital loss carryovers is distributed to the shareholders of the Funds at least annually.

EXPENSE OFFSET ARRANGEMENT -- The Money Market Funds have an arrangement with their custodian bank whereby the Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Funds are charged a fee by their custodian when negative cash balances are maintained. These credits and debits are included under custodian/wire agent fees on the statement of operations, with the corresponding expense offset shown as "fees paid indirectly", if any.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                        91

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION AGREEMENT -- SEI Investments Fund Management (the
"Administrator"), a wholly owned subsidiary of SEI Investments Company ("SEI Investments"), provides administrative and transfer agent services to the Funds. For its services, the Administrator receives annual fees, based on the average daily net assets of the respective funds, as presented below:

                  Tax Free Fund                           .36%
                  Institutional Tax Free Fund             .36%
                  Massachusetts Tax Free
                    Money Market Fund                     .23%
                  Pennsylvania Tax Free Fund              .36%
                  Intermediate-Term Municipal Fund        .24%
                  Short Duration Municipal Fund           .24%
                  Pennsylvania Municipal Bond Fund        .20%
                  Massachusetts Municipal Bond Fund       .24%
                  New Jersey Municipal Bond Fund          .24%
                  New York Municipal Bond Fund            .24%
                  California Municipal Bond Fund          .24%

However, the Administrator has voluntarily agreed to waive a portion or its entire fee, for various classes of shares in various funds, to limit total annual expenses to the following amounts (expressed as a percentage of the Funds' daily net assets). The Administrator has the right, at its sole discretion, to terminate these voluntary waivers at any time.

-----------------------------------------------------------------------------------------------------
                         Institutional       Massachusetts        Pennsylvania         Intermediate-
                 Tax               Tax            Tax Free                 Tax                  Term
Fund            Free              Free        Money Market                Free             Municipal
-----------------------------------------------------------------------------------------------------
Class A         .45%              .33%                .25%*               .35%                  .60%
Class B          --               .63%                .55%                .65%                   --
Class C          --               .83%                .75%*                --                    --
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
               Short    Pennsylvania   Massachusetts      New Jersey       New York       California
            Duration       Municipal       Municipal       Municipal      Municipal        Municipal
Fund       Municipal            Bond            Bond            Bond           Bond             Bond
-----------------------------------------------------------------------------------------------------
Class A         .60%            .60%            .60%            .60%           .60%             .60%
Class B          --             .48%             --              --             --               --
-----------------------------------------------------------------------------------------------------

*Class not currently operational.

During the year, expenses related to a proxy conducted by the Trust were charged to the Funds above their caps.

DISTRIBUTION AGREEMENT -- SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company ("SEI Investments") and a registered broker-dealer, acts as the Distributor of the shares of the Trust under a Distribution Agreement. Specific classes of certain funds have adopted distribution plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Trust also has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. Such plans provide fees payable to the Distributor equal to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund:

--------------------------------------------------------------------------------
                                 Shareholder     Administrative
                                   servicing            service
Fund                                    fees               fees
--------------------------------------------------------------------------------
Tax Free -- Class A                     .25%                --
Institutional Tax Free
   Class A                              .25%                --
   Class B                              .25%               .05%
   Class C                              .25%               .25%
Massachusetts Tax Free
   Money Market
   Class A                              .25%*               --*
   Class B                              .25%               .05%
   Class C                              .25%*              .25%*
Pennsylvania Tax Free
   Class A                              .25%                --
   Class B                              .25%               .05%
   Class C                              .25%*              .25%*
Intermediate-Term Municipal
   Class A                              .25%                --
Short Duration
   Municipal - Class A                  .25%                --
Pennsylvania Municipal Bond
   Class A                              .25%                --
   Class B                              .25%               .05%
Massachusetts Municipal Bond
   Class A                              .25%                --
New Jersey Municipal Bond
   Class A                              .25%                --
New York Municipal Bond
   Class A                              .25%                --
California Municipal Bond
   Class A                              .25%                --

*Class not currently operational.

The Distributor has voluntarily waived all or a portion of the shareholder servicing fees for Class A of each Fund and Class B of Pennsylvania Municipal Bond Fund since inception of the plan. This waiver is voluntary and can be terminated at any time.

OTHER TRANSACTIONS -- Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the SEI money market funds, provided that investments in the SEI money market funds do not exceed 25% of the investing Fund's total assets. Income received from such investments is included with interest income in the Statements of Operations.

Certain Officers and Trustees of the Trust are also Officers and/or Trustees of the Administrator or SEI Investments Management Corporation ("SIMC") (the "Adviser"), a wholly owned subsidiary of SEI Investments. The Trust pays each unaffiliated Trustee an annual fee for


--------------------------------------------------------------------------------
92                        SEI Tax Exempt Trust / Annual Report / August 31, 2005
attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of Officers and affiliated Trustees.

4. INVESTMENT ADVISORY AGREEMENTS

SIMC acts as the Investment Adviser to the Fixed Income Funds. For its services, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .35% for the Pennsylvania Municipal Bond Fund and .33% for the Intermediate-Term, Short Duration, Massachusetts, New Jersey, New York and California Municipal Bond Funds. The Adviser has agreed to voluntarily waive a portion of its fee to limit the Funds' total annual expenses. These waivers are voluntary and can be terminated at any time.

SIMC is also the Investment Adviser to the Money Market Funds. For its services, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.05% for the first $500 million, 0.04% for the next $500 million and 0.03% over $1 billion. SIMC does not retain a fee for its services as Investment Adviser for these Funds.

Neuberger Berman Management Inc. ("NB") acts as the Sub-Adviser on behalf of the Tax Free, Institutional Tax Free, Pennsylvania Tax Free, Massachusetts Tax Free Money Market, and Short Duration Municipal Funds. Standish Mellon Asset Management ("SMAM") acts as Sub-Adviser for the Intermediate-Term Municipal, Pennsylvania, New York and Massachusetts Municipal Bond Funds. McDonnell Investment Management L.L.C. ("MIM") is the Sub-Adviser for the New Jersey and the California Municipal Bond Funds. Each Sub-Adviser is party to an investment sub-advisory agreement with SIMC. SIMC is responsible for the supervision of, and payment of fees to NB, MIM, and SMAM in connection with their services to the Funds.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, for the year ended August 31, 2005, were as follows:

--------------------------------------------------------------------------------
         Intermediate-Term    Short Duration   Pennsylvania   Massachusetts
                 Municipal         Municipal      Municipal       Municipal
                      Fund              Fund      Bond Fund       Bond Fund
             ($ Thousands)     ($ Thousands)  ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
Purchases         $312,008           $49,679        $12,106         $ 8,731
Sales              241,535            10,017         18,395          10,063

--------------------------------------------------------------------------------
                New Jersey          New York     California
                 Municipal         Municipal      Municipal
                 Bond Fund         Bond Fund      Bond Fund
             ($ Thousands)     ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
Purchases         $ 26,104           $27,438        $26,200
Sales               20,823            20,724         21,439

6. CONCENTRATION OF CREDIT RISK

The Funds invest in debt instruments of municipal issuers. The issuers' abilities to meet their obligations may be affected by economic developments in a specific state or region.

The Trust invests in securities which include revenue bonds, tax exempt commercial paper, tax and revenue anticipation notes, and general obligation bonds.

Many municipalities insure their obligations with insurance underwritten by insurance companies which undertake to pay a holder, when due, the interest and principal amount of an obligation if the issuer defaults on its obligation. Although bond insurance reduces the risk of loss due to default by an issuer, there is no assurance that the insurance company will meet its obligations. Also, some of the securities have credit enhancements, such as letters of credit or guarantees issued by third party domestic or foreign banks or other institutions, that reduce the credit risk of the securities.

7. INVESTMENT RISKS

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

8. FEDERAL TAX INFORMATION

It is each Fund's intention to continue to qualify as a regulated investment company, under Sub-chapter M of the Internal Revenue Code, and to distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, the net investment income (loss) and net realized gain
(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed realized gains or undistributed net investment income, as appropriate, in the period that the differences arise. Accordingly, the following permanent difference, primarily attributable to expiring capital loss carry-forwards for tax purposes, has been reclassified to/from the following accounts:

--------------------------------------------------------------------------------
                                                                     Accumulated
                                     Paid-in                        Net Realized
                                     Capital                                Loss
                                       (000)                               (000)
--------------------------------------------------------------------------------
Pennsylvania
   Tax Free Fund                       ($10)                               $10

This reclassification has no effect on net assets or net asset value per share.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                        93

The tax character of dividends and distributions paid during the last two periods were as follows:

---------------------------------------------------------------------------------------------
                               Tax-Exempt                         Long-term
                                   Income   Ordinary Income    Capital Gain           Total
                            ($ Thousands)     ($ Thousands)   ($ Thousands)   ($ Thousands)
---------------------------------------------------------------------------------------------
Tax Free Fund        2005         $12,473            $   --         $    --         $12,473
                     2004           5,223                --              --           5,223

Institutional Tax    2005          18,324                --              --          18,324
  Free Fund          2004           8,753                --              --           8,753

Massachusetts
  Tax Free
  Money Market       2005           1,026                --              --           1,026
  Fund               2004             321                --              --             321

Pennsylvania Tax     2005             493                --              --             493
  Free Fund          2004             223                --              --             223

Intermediate-Term
  Municipal          2005          31,399                92           2,760          34,251
  Fund               2004          29,414             1,921          12,634          43,969

Short Duration
  Municipal          2005           1,510                --              --           1,510
  Fund               2004             187                --              --             187

Pennsylvania
  Municipal          2005           4,081                 3           1,017           5,101
  Bond Fund          2004           4,675                18           1,087           5,780

Massachusetts
  Municipal          2005           1,351                --             235           1,586
  Bond Fund          2004           1,384                96             557           2,037

New Jersey
  Municipal          2005           2,390                --              27           2,417
  Bond Fund          2004           2,141                --           1,068           3,209

New York
  Municipal          2005           3,272                --             550           3,822
  Bond Fund          2004           3,291                10             569           3,870

California
  Municipal          2005           6,257                 4             272           6,533
  Bond Fund          2004           6,059               164           2,133           8,356

As of August 31, 2005, the components of Distributable Earnings/(Accumulated Losses) were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                               Total
                                  Undistributed  Undistributed                                Unrealized         Other     Earnings/
                                     Tax-Exempt     Long-Term  Capital Loss  Post-October  Appreciation/     Temporary  (Accumulated
                                        Income   Capital Gain  Carryforwards       Losses  (Depreciation)  Differences       Losses)
                                 ($ Thousands)  ($ Thousands) ($ Thousands) ($ Thousands)  ($ Thousands) ($ Thousands) ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------------
Tax Free Fund                              $ --       $    --        $ (53)         $ --        $    --         $  --       $   (53)
Institutional Tax Free Fund                  --            --          (49)           --             --            (9)          (58)
Massachusetts Tax Free
   Money Market Fund                          3            --           (4)           --             --            --            (1)
Pennsylvania Tax Free Fund                   --            --           (8)           --             --             1            (7)
Intermediate-Term Municipal Fund             16         2,451           --            --         20,144            --        22,611
Short Duration Municipal Fund                 4            --          (23)          (66)          (422)           --          (507)
Pennsylvania Municipal Bond Fund             --           201           --            --          3,808            (1)        4,008
Massachusetts Municipal Bond Fund             1           281           --            --          1,135            --         1,417
New Jersey Municipal Bond Fund                2            --           --           (90)         2,089            --         2,001
New York Municipal Bond Fund                  2           380           --            --          2,682            --         3,064
California Municipal Bond Fund                2           169           --            --          6,925            --         7,096


--------------------------------------------------------------------------------
94                        SEI Tax Exempt Trust / Annual Report / August 31, 2005

Post-October losses represent losses realized on investment transactions from November 1, 2004 through August 31, 2005, that, in accordance with Federal income tax regulations, the Funds elect to defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Each Fund's capital loss carryforwards will expire as follows:

------------------------------------------------------------------------------------------------------------------------
                                     Expires        Expires        Expires        Expires        Expires        Expires
                                        2013           2012           2011           2010           2009           2008
                               ($ Thousands)  ($ Thousands)  ($ Thousands)  ($ Thousands)  ($ Thousands)  ($ Thousands)
------------------------------------------------------------------------------------------------------------------------
Tax Free Fund                            $15            $--            $--            $ 1            $12            $17
Institutional Tax Free Fund                6             --             --              1              7             23
Massachusettes Tax Free
  Money Market Fund                        4             --             --             --             --             --
Pennsylvania Tax Free Fund                --             --             --             --             --              4
Short Duration Municipal Fund             23             --             --             --             --             --

---------------------------------------------------------------------------
                                                             Total Capital
                                                                      Loss
                                     Expires        Expires   Carryforward
                                        2007           2006        8/31/05
                               ($ Thousands)  ($ Thousands)  ($ Thousands)
---------------------------------------------------------------------------
Tax Free Fund                            $ 7            $ 1            $53
Institutional Tax Free Fund               12             --             49
Massachusettes Tax Free
  Money Market Fund                       --             --              4
Pennsylvania Tax Free Fund                 4             --              8
Short Duration Municipal Fund             --             --             23

The Pennsylvania Tax Free Fund had a permanent book/tax difference due to the expiration of a capital loss carry-forward totaling $9,696.

At August 31, 2005, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Fixed Income Funds is as follows:

------------------------------------------------------------------------------------------------------
                                                     Aggregate Gross  Aggregate Gross  Net Unrealized
                                                          Unrealized       Unrealized   Appreciation/
                                   Federal Tax Cost     Appreciation     Depreciation  (Depreciation)
                                      ($ Thousands)    ($ Thousands)    ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------------------------
Intermediate-Term Municipal Fund           $950,508          $21,596          $(1,452)        $20,144
Short Duration Municipal Fund               125,053               40             (462)           (422)
Pennsylvania Municipal Bond Fund             93,373            3,918             (110)          3,808
Massachusetts Municipal Bond Fund            38,908            1,198              (63)          1,135
New Jersey Municipal Bond Fund               72,815            2,176              (87)          2,089
New York Municipal Bond Fund                100,190            2,800             (118)          2,682
California Municipal Bond Fund              180,077            6,949              (24)          6,925

At August 31, 2005, the Money Market Funds cost of securities for Federal income tax purposes approximates the cost located in the Statement of Net Assets.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                        95

9. SHARE TRANSACTIONS (Thousands):

-----------------------------------------------------------------------------------------------------------------------------
                                                               INSTITUTIONAL           MASSACHUSETTS         PENNSYLVANIA
                                        TAX FREE                  TAX FREE             TAX FREE MONEY          TAX FREE
                                          FUND                     FUND                 MARKET FUND              FUND
-----------------------------------------------------------------------------------------------------------------------------
                                      2005         2004         2005         2004       2005       2004       2005      2004
-----------------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:

   CLASS A:
   Shares Issued                 4,871,577    5,023,669    4,964,136    5,516,749         --         --     20,402    35,521
   Shares Issued in Lieu of
     Cash Distributions              6,208        2,450        4,890        2,349         --         --         29        18
   Shares Redeemed              (4,927,365)  (5,128,320)  (5,018,093)  (5,768,778)        --         --    (25,992)  (38,552)
-----------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions      (49,580)    (102,201)     (49,067)    (249,680)        --         --     (5,561)   (3,013)
-----------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Shares Issued                        --           --      868,374      859,978    586,796    400,145    122,646    77,986
   Shares Issued in Lieu of
     Cash Distributions                 --           --        2,485          822         77          6        135       109
   Shares Redeemed                      --           --     (836,975)    (873,190)  (555,999)  (409,312)  (149,790)  (70,974)
-----------------------------------------------------------------------------------------------------------------------------
   Total Class B Transactions           --           --       33,884      (12,390)    30,874     (9,161)   (27,009)    7,121
-----------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Shares Issued                        --           --      270,416      384,103         --         --         --        --
   Shares Redeemed                      --           --     (269,680)    (391,990)        --         --         --        --
-----------------------------------------------------------------------------------------------------------------------------
   Total Class C Transactions           --           --          736       (7,887)        --         --         --        --
-----------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in
     Capital Shares                (49,580)    (102,201)     (14,447)    (269,957)    30,874     (9,161)   (32,570)    4,108
=============================================================================================================================

(1) The Short Duration Municipal Fund -- Class A commenced operations on November 13, 2003.

Amounts designated as "--" are either $0 or have been rounded to $0.

-----------------------------------------------------------------------------------------------------------------------------
                                                                 NEW JERSEY               NEW YORK            CALIFORNIA
                                                                 MUNICIPAL               MUNICIPAL             MUNICIPAL
                                                                 BOND FUND               BOND FUND             BOND FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                                2005         2004       2005       2004       2005      2004
-----------------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:

   CLASS A:
   Shares Issued                                               2,160        2,644      2,574      2,721      4,055     4,364
   Shares Issued in Lieu of
     Cash Distributions                                          226          296        344        348        587       744
   Shares Redeemed                                            (2,042)      (1,935)    (2,243)    (2,386)    (4,219)   (4,906)
-----------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                                    344        1,005        675        683        423       202
-----------------------------------------------------------------------------------------------------------------------------
   Increase in Capital Shares                                    344        1,005        675        683        423       202
-----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
96                        SEI Tax Exempt Trust / Annual Report / August 31, 2005

-----------------------------------------------------------------------------------------------------------------------------
                                     INTERMEDIATE-            SHORT DURATION            PENNSYLVANIA         MASSACHUSETTS
                                    TERM MUNICIPAL               MUNICIPAL                MUNICIPAL            MUNICIPAL
                                         FUND                     FUND(1)                 BOND FUND            BOND FUND
-----------------------------------------------------------------------------------------------------------------------------
                                      2005         2004         2005         2004       2005       2004       2005      2004
-----------------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:

   CLASS A:
   Shares Issued                    25,264       29,082       11,921        7,156      1,124      1,789        599     1,093
   Shares Issued in Lieu of
     Cash Distributions              2,818        3,551          142           19        246        257        147       179
   Shares Redeemed                 (22,140)     (24,114)      (6,184)        (391)    (1,502)    (1,909)      (886)   (1,169)
-----------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions        5,942        8,519        5,879        6,784       (132)       137       (140)      103
-----------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Shares Issued                        --           --           --           --        377        793         --        --
   Shares Issued in Lieu of
     Cash Distributions                 --           --           --           --         58         59         --        --
   Shares Redeemed                      --           --           --           --     (1,071)    (1,883)        --        --
-----------------------------------------------------------------------------------------------------------------------------
   Total Class B Transactions           --           --           --           --       (636)    (1,031)        --        --
-----------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Shares Issued                        --           --           --           --         --         --         --        --
   Shares Redeemed                      --           --           --           --         --         --         --        --
-----------------------------------------------------------------------------------------------------------------------------
   Total Class C Transactions           --           --           --           --         --         --         --        --
-----------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in
     Capital Shares                  5,942        8,519        5,879        6,784       (768)      (894)      (140)      103
=============================================================================================================================


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                        97

10. SUBSEQUENT EVENTS (Unaudited)

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- The Board has selected KPMG LLP (KPMG) to serve as the Trust's independent registered public accounting firm for the Trust's fiscal year ended August 31, 2006. The decision to select KPMG was recommended by the Audit Committee and was approved by the Board on September 21, 2005. During the Trust's fiscal years ended August 31, 2005 and August 31, 2004 and through September 21, 2005, neither the Trust, its portfolios nor anyone on their behalf has consulted with KPMG LLP on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Trust or the Board with the performance of the Trust's prior auditor. Rather, this change was approved by the Board upon the Audit Committee's recommendation of KPMG. E&Y's report on the Trust's financial statements for the fiscal years ended August 31, 2005 and August 31, 2004 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Trust's fiscal years ended August 31, 2005 and August 31, 2004 and through September 21, 2005,
(i) there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of E&Y, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Trust's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 302(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

LIQUIDATION OF THE PENNSYLVANIA TAX FREE FUND -- At a meeting of the Board or Trustees held on August 2, 2005, the Board of Trustees approved the closing and liquidation of the Pennsylvania Tax Free Fund (the "Fund"). Accordingly, effective on or about November 4, 2005, the Fund will cease operations and initiate the orderly liquidation and distribution of the Fund's portfolio. Effective September 9, 2005, the Fund is closed to new investors.

In anticipation of this liquidation, it is expected that, until such time as the Fund is liquidated, all or substantially all of the Fund's assets will be invested in repurchase agreements or other similar money market securities with shorter-term maturities than the money market securities in which the Fund currently invests. As a result, the Fund's yield may decrease from its current level. In addition, during this time, the Fund may invest all or a portion of its assets in securities that generate income that is subject to Federal or Pennsylvania state income taxes, which may prevent the Fund from achieving its investment objective during this time.


--------------------------------------------------------------------------------
98                        SEI Tax Exempt Trust / Annual Report / August 31, 2005

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)
The following chart lists Trustees and Officers as of September 21, 2005.

Set forth below are the names, ages, position with the Trust, length of term of office, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.
----------------------------------------------------------------------------------------------------------------------------------
                                    TERM OF                                            NUMBER OF
                                     OFFICE                                            PORTFOLIOS
                                      AND                    PRINCIPAL                  IN FUND
        NAME          POSITION(S)  LENGTH OF               OCCUPATION(S)                COMPLEX         OTHER DIRECTORSHIPS
      ADDRESS,         HELD WITH      TIME                  DURING PAST                 OVERSEEN              HELD BY
      AND AGE           TRUSTS      SERVED 1                 FIVE YEARS               BY TRUSTEE 2             TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------
Robert A. Nesher       Chairman    since 1982  Currently performs various services         69       Trustee of The Advisors'
One Freedom             of the                 on behalf of SEI Investments for                     Inner Circle Fund, The
Valley Drive,          Board of                which Mr. Nesher is compensated.                     Advisors' Inner Circle Fund
Oaks, PA 19456         Trustees*                                                                    II, Bishop Street Funds,
59 yrs. old                                                                                         Director of SEI Global Master
                                                                                                    Fund, plc, SEI Global Assets
                                                                                                    Fund, plc, SEI Global
                                                                                                    Investments Fund, plc, SEI
                                                                                                    Investments Global, Limited,
                                                                                                    SEI Investments -- Global Fund
                                                                                                    Services, Limited, SEI
                                                                                                    Investments (Europe),
                                                                                                    Limited, SEI Investments --
                                                                                                    Unit Trust Management (UK),
                                                                                                    Limited, SEI Global Nominee
                                                                                                    Ltd., SEI Absolute Return
                                                                                                    Master Fund, L.P., SEI
                                                                                                    Absolute Return Fund, L.P.,
                                                                                                    SEI Opportunity Master Fund,
                                                                                                    L.P., SEI Opportunity Fund,
                                                                                                    L.P. and SEI Multi-Strategy
                                                                                                    Funds plc.
----------------------------------------------------------------------------------------------------------------------------------
William M. Doran       Trustee*    since 1982  Self-employed consultant since 2003.        69       Trustee of The Advisors'
1701 Market Street                             Partner, Morgan, Lewis & Bockius LLP                 Inner Circle Fund, The
Philadelphia, PA                               (law firm) from 1976 to 2003, counsel                Advisors' Inner Circle Fund
19103                                          to the Trust, SEI Investments, SIMC,                 II, Director of SEI
65 yrs. old                                    the Administrator and the Distributor.               Investments since 1974.
                                               Secretary of SEI Investments since 1978.             Director of the Distributor
                                                                                                    since 2003. Director of SEI
                                                                                                    Investments -- Global Fund
                                                                                                    Services, Limited, SEI
                                                                                                    Investments Global, Limited,
                                                                                                    SEI Investments (Europe),
                                                                                                    Limited, SEI Investments
                                                                                                    (Asia), Limited and SEI Asset
                                                                                                    Korea Co., Ltd.
----------------------------------------------------------------------------------------------------------------------------------
TRUSTEES                Trustee    since 1982  Retired                                     69       Trustee of STI Classic Funds
--------                                                                                            and STI Classic Variable
F. Wendell Gooch                                                                                    Trust.
One Freedom
Valley Drive,
Oaks, PA 19456
72 yrs. old
----------------------------------------------------------------------------------------------------------------------------------
James M. Storey         Trustee    since 1995  Attorney, sole practitioner since           69       Trustee of The Advisors'
One Freedom                                    1994. Partner, Dechert Price &                       Inner Circle Fund, The
Valley Drive,                                  Rhoads, September 1987-December 1993.                Advisors' Inner Circle Fund
Oaks, PA 19456                                                                                      II, Massachusetts Health and
74 yrs. old                                                                                         Education Tax-Exempt Trust,
                                                                                                    and U.S. Charitable Gift
                                                                                                    Trust.
----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                        99

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited) (Concluded)


----------------------------------------------------------------------------------------------------------------------------------
                                     TERM OF                                           NUMBER OF
                                     OFFICE                                           PORTFOLIOS
                                      AND                  PRINCIPAL                    IN FUND
        NAME          POSITION(S)   LENGTH OF             OCCUPATION(S)                  COMPLEX         OTHER DIRECTORSHIPS
      ADDRESS,         HELD WITH      TIME                DURING PAST                   OVERSEEN              HELD BY
      AND AGE           TRUSTS      SERVED 1               FIVE YEARS                 BY TRUSTEE 2            TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
TRUSTEES (CONTINUED)
--------
George J. Sullivan,Jr.  Trustee    since 1996  Self-Employed Consultant, Newfound          69       Trustee of The Advisors'
One Freedom                                    Consultants Inc. since April 1997.                   Inner Circle Fund, The
Valley Drive                                                                                        Advisors' Inner Circle Fund
Oaks, PA 19456                                                                                      II, State Street Navigator
62 yrs. old                                                                                         Securities Lending Trust, SEI
                                                                                                    Absolute Return Master Fund,
                                                                                                    L.P., SEI Absolute Return
                                                                                                    Fund, L.P., SEI Opportunity
                                                                                                    Master Fund, L.P., and SEI
                                                                                                    Opportunity Fund, L.P.
----------------------------------------------------------------------------------------------------------------------------------
Rosemarie B. Greco      Trustee    since 1999  Director, Governor's Office of Health       69       Director, Sonoco, Inc.;
One Freedom`                                   Care Reform, Commonwealth of                         Director, Exelon Corporation;
Valley Drive                                   Pennsylvania since 2003. Founder and                 Trustee, Pennsylvania Real
Oaks, PA 19456                                 Principal, Grecoventures Ltd. from                   Estate Investment Trust.
59 yrs. old                                    1999 to 2002.
----------------------------------------------------------------------------------------------------------------------------------
Nina Lesavoy            Trustee    since 2003  Managing Partner, Cue Capital since         69       SEI Absolute Return Master
One Freedom                                    March 2002, Managing Partner and Head                Fund, L.P., SEI Absolute
Valley Drive,                                  of Sales, Investorforce, March                       Return Fund, L.P., SEI
Oaks, PA 19456                                 2000-December 2001; Global Partner                   Opportunity Master Fund,
48 yrs. old                                    working for the CEO, Invesco Capital,                L.P., and SEI Opportunity
                                               January 1998-January 2000. Head of                   Fund, L.P.
                                               Sales and Client Services, Chancellor
                                               Capital and later LGT Asset
                                               Management, 1986-2000.
----------------------------------------------------------------------------------------------------------------------------------
James M. Williams       Trustee    since 2004  Vice President and Chief Investment         69       SEI Absolute Return Master
One Freedom                                    Officer, J. Paul Getty Trust,                        Fund, L.P., SEI Absolute
Valley Drive,                                  Non-Profit Foundation for Visual                     Return Fund, L.P., SEI
Oaks, PA 19456                                 Arts, since December 2002. President,                Opportunity Master Fund,
57 yrs. old                                    Harbor Capital Advisors and Harbor                   L.P., and SEI Opportunity
                                               Mutual Funds, 2000-2002. Manager,                    Fund, L.P.
                                               Pension Asset Management, Ford Motor
                                               Company, 1997-1999.
----------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
Edward D. Loughlin     President   since 1982  Fund Accounting Director of the            N/A                    N/A
One Freedom              & CEO                 Administrator, 2005-Present. Fund
Valley Drive,                                  Administration Manager, Old Mutual
Oaks, PA 19456                                 Fund Services, 2000-2005. Chief
54 yrs. old                                    Financial Officer, Controller and
                                               Treasurer, PBHG Funds and PBHG
                                               Insurance Series Fund, 2004-2005.
                                               Assistant Treasurer, PBHG Funds and
                                               PBHG Insurance Series Fund,
                                               2000-2004. Assistant Treasurer, Old
                                               Mutual Fund Advisors Fund, 2004-2005.
----------------------------------------------------------------------------------------------------------------------------------
Stephen F. Panner     Controller  since 2005   Director, Fund Accounting, SEI Global      N/A                    N/A
One Freedom              and                   Funds Services since July 2005; Fund
Valley Drive,           Chief                  Administration Manager, Liberty Ridge
Oaks, PA 19456        Financial                Capital, Inc. (formerly Pilgram
35 yrs. old            Officer                 Baxter) February 2000-June 2005.
----------------------------------------------------------------------------------------------------------------------------------
Timothy D. Barto         Vice     since 2002   General Counsel, Vice President and        N/A                    N/A
One Freedom            President               Secretary of SIMC and the
Valley Drive              and                  Administrator since 2004. Vice
Oaks, PA 19456         Secretary               President and Assistant Secretary of
37 yrs. old                                    SEI Investments since 2001. Vice
                                               President of SIMC and the
                                               Administrator since 1999. Assistant
                                               Secretary of SIMC, the Administrator
                                               and the Distributor and Vice
                                               President of  the Distributor,
                                               1999-2003.
----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
100                       SEI Tax Exempt Trust / Annual Report / August 31, 2005

----------------------------------------------------------------------------------------------------------------------------------
                                     TERM OF                                           NUMBER OF
                                     OFFICE                                            PORTFOLIOS
                                       AND                    PRINCIPAL                 IN FUND
        NAME          POSITION(S)   LENGTH OF               OCCUPATION(S)               COMPLEX         OTHER DIRECTORSHIPS
      ADDRESS,         HELD WITH      TIME                   DURING PAST                OVERSEEN              HELD BY
      AND AGE            TRUSTS     SERVED 1                  FIVE YEARS              BY TRUSTEE 2            TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
Sofia A. Rosala          Vice      since 2004  Vice President and Assistant               N/A                    N/A
One Freedom            President               Secretary of SIMC and the
Valley Drive              and                  Administrator since 2005. Compliance
Oaks, PA 19456         Assistant               Officer of SEI Investments September
31 yrs. old            Secretary               2001-2004. Account and Product
                                               Consultant, SEI Private Trust
                                               Company, 1998-2001.
----------------------------------------------------------------------------------------------------------------------------------
Philip T. Masterson      Vice      since 2004  Vice President and Assistant               N/A                    N/A
One Freedom            President               Secretary of SIMC since 2005. General
Valley Drive              and                  Counsel, Citco Mutual Fund Services,
Oaks, PA 19456         Assistant               2003-2004. Vice President and
41 yrs. old            Secretary               Associate Counsel, OppenheimerFunds,
                                               2001-2003. Vice President and
                                               Assistant Counsel, Oppenheimer Funds,
                                               1997-2001.
----------------------------------------------------------------------------------------------------------------------------------
James Ndiaye             Vice      since 2005  Vice President and Assistant               N/A                    N/A
One Freedom            President               Secretary of SIMC since 2005. Vice
Valley Drive              and                  President, Deutsche Asset Management
Oaks, PA 19456         Assistant               (2003-2004). Associate, Morgan, Lewis
36 yrs. old            Secretary               & Bockius LLP (2000-2003). Assistant
                                               Vice President, ING Variable
                                               Annuities Group (1999-2000).
----------------------------------------------------------------------------------------------------------------------------------
Michael T. Pang          Vice      since 2005  Vice President and Assistant               N/A                    N/A
One Freedom            President               Secretary of SIMC since 2005.
Valley Drive              and                  Counsel, Caledonian Bank & Trust's
Oaks, PA 19456         Assistant               Mutual Funds Group (2004). Counsel,
33 yrs. old            Secretary               Permal Asset Management (2001-2004).
                                               Associate, Schulte, Roth & Zabel's
                                               Investment Management Group
                                               (2000-2001). Staff Attorney, U.S.
                                               SEC's Division of Enforcement,
                                               Northeast Regional Office (1997-2000).
----------------------------------------------------------------------------------------------------------------------------------
John J. McCue            Vice      since 2004  Director of Portfolio Implementations      N/A                    N/A
One Freedom            President               for SIMC since 1995. Managing
Valley Drive                                   Director of Money Market Investments
Oaks, PA 19456                                 for SIMC since 2003.
42 yrs. old
----------------------------------------------------------------------------------------------------------------------------------
Thomas D. Jones, III     Chief     since 2004  Chief Compliance Officer and               N/A                    N/A
One Freedom            Compliance              Assistant Secretary of SIMC since
Valley Drive            Officer                March 2004. First Vice President,
Oaks, PA 19456                                 Merrill Lynch Investment Managers
40 yrs. old                                    (Americas) from 2003-2004. Director,
                                               Merrill Lynch Investment Managers
                                               (Americas), 2001-2002. Vice
                                               President, Merrill Lynch Investment
                                               Managers (Americas), 1998-2000.
----------------------------------------------------------------------------------------------------------------------------------
Nicole Welch          Anti-Money   since 2005  Assistant Vice President and               N/A                    N/A
One Freedom           Laundering               Anti-Money Laundering Compliance
Valley Drive          Compliance               Coordinator of SEI Investments since
Oaks, PA 19456         Officer                 2005. Compliance Analyst, TD
27 yrs. old                                    Waterhouse (2004). Senior Compliance
                                               Analyst, UBS Financial Services
                                               (2002-2004). Knowledge Management
                                               Analyst,  PriceWaterhouseCoopers
                                               Consulting (2000-2002).
----------------------------------------------------------------------------------------------------------------------------------

1 EACH  TRUSTEE  SHALL HOLD OFFICE  DURING THE  LIFETIME OF THIS TRUST UNTIL THEELECTION AND  QUALIFICATION  OF HIS OR HER
  SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.
2 THE FUND COMPLEX INCLUDES THE FOLLOWING TRUSTS: SEI ASSET ALLOCATION TRUST, SEI DAILY INSTITUTIONAL INVESTMENTS TRUST, SEI
  INCOME TRUST, SEI INDEX FUNDS, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI LIQUID ASSET TRUST AND
  SEI TAX EXEMPT TRUST.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                       101

SEI TAX EXEMPT TRUST -- AUGUST 31, 2005


Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.


--------------------------------------------------------------------------------
102                       SEI Tax Exempt Trust / Annual Report / August 31, 2005

                             BEGINNING        ENDING                   EXPENSES
                              ACCOUNT        ACCOUNT     ANNUALIZED      PAID
                               VALUE          VALUE        EXPENSE      DURING
                              3/1/05         8/31/05       RATIOS       PERIOD*
--------------------------------------------------------------------------------
TAX FREE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                      $1,000.00      $1,009.80       0.45%        $2.28
HYPOTHETICAL 5% RETURN
Class A                      $1,000.00      $1,022.94       0.45%        $2.29
--------------------------------------------------------------------------------
INSTITUTIONAL TAX FREE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                      $1,000.00      $1,010.40       0.33%        $1.67
Class B                       1,000.00       1,008.90       0.64          3.24
Class C                       1,000.00       1,007.90       0.84          4.25
HYPOTHETICAL 5% RETURN
Class A                      $1,000.00      $1,023.54       0.33%        $1.68
Class B                       1,000.00       1,021.98       0.64          3.26
Class C                       1,000.00       1,020.97       0.84          4.28
--------------------------------------------------------------------------------
MASSACHUSETTS TAX FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class B                      $1,000.00      $1,009.20       0.55%        $2.79
HYPOTHETICAL 5% RETURN
Class B                      $1,000.00      $1,022.43       0.55%        $2.80
--------------------------------------------------------------------------------
PENNSYLVANIA TAX FREE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                      $1,000.00      $1,010.00       0.36%        $1.82
Class B                       1,000.00       1,008.50       0.66          3.34
HYPOTHETICAL 5% RETURN
Class A                      $1,000.00      $1,023.39       0.36%        $1.84
Class B                       1,000.00       1,021.88       0.66          3.36
--------------------------------------------------------------------------------
INTERMEDIATE-TERM MUNICIPAL FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                      $1,000.00      $1,017.90       0.60%        $3.05
HYPOTHETICAL 5% RETURN
Class A                      $1,000.00      $1,022.18       0.60%        $3.06

                             BEGINNING        ENDING                   EXPENSES
                              ACCOUNT        ACCOUNT     ANNUALIZED      PAID
                               VALUE          VALUE        EXPENSE      DURING
                              3/1/05         8/31/05       RATIOS       PERIOD*
--------------------------------------------------------------------------------
SHORT DURATION MUNICIPAL FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                      $1,000.00      $1,008.20       0.60%        $3.04
HYPOTHETICAL 5% RETURN
Class A                      $1,000.00      $1,022.18       0.60%        $3.06
--------------------------------------------------------------------------------
PENNSYLVANIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                      $1,000.00      $1,019.10       0.60%        $3.05
Class B                       1,000.00       1,019.70       0.48          2.44
HYPOTHETICAL 5% RETURN
Class A                      $1,000.00      $1,022.18       0.60%        $3.06
Class B                       1,000.00       1,022.79       0.48          2.45
--------------------------------------------------------------------------------
MASSACHUSETTS MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                      $1,000.00      $1,020.60       0.60%        $3.06
HYPOTHETICAL 5% RETURN
Class A                      $1,000.00      $1,022.18       0.60%        $3.06
--------------------------------------------------------------------------------
NEW JERSEY MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                      $1,000.00      $1,016.60       0.60%        $3.05
HYPOTHETICAL 5% RETURN
Class A                      $1,000.00      $1,022.18       0.60%        $3.06
--------------------------------------------------------------------------------
NEW YORK MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                      $1,000.00      $1,015.70       0.60%        $3.05
HYPOTHETICAL 5% RETURN
Class A                      $1,000.00      $1,022.18       0.60%        $3.06
--------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                      $1,000.00      $1,016.30       0.60%        $3.05
HYPOTHETICAL 5% RETURN
Class A                      $1,000.00      $1,022.18       0.60%        $3.06

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD SHOWN).


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                       103

Board of Trustees Considerations in Approving the Continuation of Advisory and Sub-Advisory Agreements

(Unaudited)


Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to each series of the Trust and may manage the cash portion of the Funds' assets. Pursuant to the Investment Advisory Agreements with SIMC, and under the supervision of SIMC and the Board, the Sub-Advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers also are responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively, and qualitatively each Sub-Adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The 1940 Act requires that the initial approval of, as well as the continuation of, each Fund's Investment Advisory Agreements must be specifically approved:
(i) by the vote of the Board of Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Fund's Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the SEC takes the position that, as part of their fiduciary duties with respect to a mutual fund's fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust's Board of Trustees calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and each of the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC's and the Sub-Advisers' affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust's Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, the Board requested and received written materials from SIMC and each Sub-Adviser regarding: (a) the quality of SIMC's and Sub-Advisers' investment management and other services; (b) SIMC's and Sub-Advisers' investment management personnel; (c) SIMC's and Sub-Advisers' operations and financial condition; (d) SIMC's and Sub-Advisers' brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC and each Sub-Adviser charges a Fund compared with the fees each charges to comparable mutual funds; (f) a Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC's and each Sub-Adviser's profitability from its Fund-related operations; (h) SIMC's and Sub-Advisers' compliance systems; (i) SIMC's and Sub-Advisers' policies on and compliance procedures for personal securities transactions; (j) SIMC's and Sub-Advisers' reputation, expertise and resources in domestic and/or international financial markets; and (k) each Fund's performance compared with similar mutual funds.

At the February 23, 2005 and March 9, 2005 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Funds. The Board's approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

o the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds;

o each Fund's investment performance and how it compared to that of other comparable mutual funds;


--------------------------------------------------------------------------------
104                       SEI Tax Exempt Trust / Annual Report / August 31, 2005

o each Fund's expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

o the profitability of SIMC and the Sub-Advisers and their affiliates with respect to each Fund, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

o the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board of Trustees considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC's and the Sub-Advisers' personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

FUND PERFORMANCE. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered each Fund's performance relative to its peer group and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of the peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for a given Fund. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

FUND EXPENSES. With respect to the Funds' expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and each Fund's net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in each Fund's respective peer group. Finally, the Trustees considered the effects of SIMC's voluntary waiver of management and other fees and the Sub-Advisers' fees to prevent total Fund expenses from exceeding a specified cap and that SIMC and the Sub-Advisers, through waivers, have maintained the Funds' net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.

PROFITABILITY. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the Sub-Advisers and their affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

ECONOMIES OF SCALE. The Trustees considered the existence of any economies of scale and whether those were passed along to a Fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                       105

Notice to Shareholders (Unaudited)


For shareholders that do not have an August 31, 2005, taxable year end, this notice is for informational purposes only. For shareholders with an August 31, 2005, taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended August 31, 2005, the Funds are designating long term and qualifying dividend income with regard to distributions paid during the year as follows:

                                        (A)
                                     LONG TERM          (B)
                                     (20% RATE)       ORDINARY                       (D)
                                   CAPITAL GAINS       INCOME         (C)           TOTAL          (E)
                                   DISTRIBUTIONS   DISTRIBUTIONS   TAX-EXEMPT   DISTRIBUTIONS   QUALIFYING
FUND                                (TAX BASIS)     (TAX BASIS)     INTEREST     (TAX BASIS)     DIVIDENDS
Tax Free Fund                              0%             0%           100%         100%            0%
Institutional Tax Free Fund                0%             0%           100%         100%            0%
Massachusetts Tax Free
   Money Market Fund                       0%             0%           100%         100%            0%
Pennsylvania Tax Free Fund                 0%             0%           100%         100%            0%
Intermediate-Term Municipal Fund        8.09%          0.27%         91.64%         100%            0%
Short Duration Municipal Fund              0%             0%           100%         100%            0%
Pennsylvania Municipal Bond Fund       19.79%          0.05%         80.16%         100%            0%
Massachusetts Municipal Bond Fund      14.72%             0%         85.28%         100%            0%
New Jersey Municipal Bond Fund          1.13%             0%         98.87%         100%            0%
New York Municipal Bond Fund           14.43%          0.01%         85.56%         100%            0%
California Municipal Bond Fund          4.17%          0.06%         95.77%         100%            0%

Items (A), (B), (C) and (D) are based on the percentage of each fund's total distribution.

Item (E) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage of "Ordinary Income Distributions."

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.


--------------------------------------------------------------------------------
106                       SEI Tax Exempt Trust / Annual Report / August 31, 2005

Shareholder Voting Results (Unaudited)


At a special meeting held on October 27, 2004, the shareholders of the Trust voted on the proposals listed below. The results of the voting were as follows:

PROPOSAL 1:           To elect Trustees of the Trust

                                                       % OF
                                 NUMBER OF          OUTSTANDING      % OF SHARES
                                  SHARES              SHARES           PRESENT
                             -----------------      -----------      -----------
Rosemarie B. Greco

Affirmative                  1,303,919,678.389        59.205%          99.834%
Withhold                         2,168,387.747          .098%            .166%

TOTAL                        1,306,088,066.136        59.303%         100.000%

Nina Lesavoy

Affirmative                  1,304,019,468.840        59.209%          99.842%
Withhold                         2,068,597.296          .094%            .158%

TOTAL                        1,306,088,066.136        59.303%         100.000%

James M. Williams

Affirmative                  1,304,028,390.785        59.210%          99.842%
Withhold                         2,059,675.351          .093%            .158%

TOTAL                        1,306,088,066.136        59.303%         100.000%

PROPOSAL 2:           To approve a 'manager of managers' structure for the Tax
                      Free, Institutional Tax Free, and Pennsylvania Tax Free
                      Funds.

TAX FREE FUND

Affirmative                    523,745,414.491        66.308%          93.472%
Against                         34,677,440.412         4.391%           6.189%
Abstain                          1,898,808.437          .240%            .339%
Broker Non-votes                         1.000          .000%            .000%

TOTAL                          560,321,664.340        70.939%         100.000%

INSTITUTIONAL TAX FREE FUND

Affirmative                    451,596,734.600        39.416%          72.585%
Against                        170,221,339.000        14.857%          27.360%
Abstain                            341,064.000          .030%            .055%

TOTAL                          622,159,137.600        54.303%         100.000%


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                       107

                                                       % OF
                                  NUMBER OF        OUTSTANDING      % OF SHARES
                                    SHARES            SHARES          PRESENT
                               ---------------     -----------      -----------

PENNSYLVANIA TAX FREE FUND

Affirmative                     35,894,579.090       80.008%           99.919%
Against                                   .000         .000%             .000%
Abstain                             29,129.000         .065%             .081%

TOTAL                           35,923,708.090       80.073%          100.000%

PROPOSAL 3:                    To approve SIMC as investment adviser for the Tax
                               Free, Institutional Tax Free, and Pennsylvania
                               Tax Free Funds and to approve an investment advisory agreement with SIMC and these Funds.

TAX FREE FUND

Affirmative                    558,129,729.490       70.662%           99.609%
Against                            279,274.658         .035%             .050%
Abstain                          1,912,659.192         .242%             .341%

TOTAL                          560,321,664.340       70.939%          100.000%

INSTITUTIONAL TAX FREE FUND

Affirmative                    615,819,373.600       53.750%           98.981%
Against                          6,004,600.000         .524%             .965%
Abstain                            335,164.000         .029%             .054%

TOTAL                          622,159,137.600       54.303%          100.000%

PENNSYLVANIA TAX FREE FUND

Affirmative                     35,894,579.090       80.008%           99.919%
Against                                   .000         .000%             .000%
Abstain                             29,129.000         .065%             .081%

TOTAL                           35,923,708.090       80.073%          100.000%

PROPOSAL 4:                    To approve eliminating or reclassifying certain
                               fundamental policies and restrictions for all Funds.

TAX FREE FUND

4(a) Fundamental Policy Regarding Diversification

Affirmative                    557,807,333.978       70.621%           99.551%
Against                            572,860.828         .072%             .103%
Abstain                          1,941,468.534         .246%             .346%
Broker Non-votes                         1.000         .000%             .000%

TOTAL                          560,321,664.340       70.939%          100.000%


--------------------------------------------------------------------------------
108                       SEI Tax Exempt Trust / Annual Report / August 31, 2005

                                                       % OF
                                  NUMBER OF        OUTSTANDING      % OF SHARES
                                    SHARES            SHARES          PRESENT
                               ---------------     -----------      -----------

4(b) Fundamental Policy Regarding Concentration

Affirmative                    557,770,040.051       70.616%           99.545%
Against                            584,040.828         .074%             .104%
Abstain                          1,967,582.461         .249%             .351%
Broker Non-votes                         1.000         .000%             .000%

TOTAL                          560,321,664.340       70.939%          100.000%

4(c) Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative                    557,697,645.124       70.607%           99.532%
Against                            664,910.755         .084%             .118%
Abstain                          1,959,107.461         .248%             .350%
Broker Non-votes                         1.000         .000%             .000%

TOTAL                          560,321,664.340       70.939%          100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative                    557,601,543.174       70.595%           99.515%
Against                            678,340.755         .086%             .121%
Abstain                          2,041,779.411         .258%             .364%
Broker Non-votes                         1.000         .000%             .000%

TOTAL                          560,321,664.340       70.939%          100.000%

4(e) Fundamental Policy Regarding Pledging and Mortgaging of Fund Assets

Affirmative                    555,377,734.404       70.313%           99.118%
Against                          3,020,202.231         .383%             .539%
Abstain                          1,923,726.705         .243%             .343%
Broker Non-votes                         1.000         .000%             .000%

TOTAL                          560,321,664.340       70.939%          100.000%

4(f) Fundamental Policy Regarding Control of an Issuer

Affirmative                    557,786,063.221       70.618%           99.547%
Against                            590,333.414         .075%             .106%
Abstain                          1,945,266.705         .246%             .347%
Broker Non-votes                         1.000         .000%             .000%

TOTAL                          560,321,664.340       70.939%          100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative                    557,620,668.978       70.597%           99.518%
Against                            921,503.999         .117%             .164%
Abstain                          1,779,490.363         .225%             .318%
Broker Non-votes                         1.000         .000%             .000%

TOTAL                          560,321,664.340       70.939%          100.000%


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                       109

                                                       % OF
                                  NUMBER OF        OUTSTANDING      % OF SHARES
                                    SHARES            SHARES          PRESENT
                               ---------------     -----------      -----------

4(h) Fundamental Policy Regarding Short Sales

Affirmative                    555,609,801.978       70.343%           99.159%
Against                          2,943,766.828         .372%             .525%
Abstain                          1,768,094.534         .224%             .316%
Broker Non-votes                         1.000         .000%             .000%

TOTAL                          560,321,664.340       70.939%          100.000%

4(i) Fundamental Policy Regarding Underwriting Securities

Affirmative                    557,568,637.051       70.591%           99.509%
Against                            965,735.828         .122%             .172%
Abstain                          1,787,290.461         .226%             .319%
Broker Non-votes                         1.000         .000%             .000%

TOTAL                          560,321,664.340       70.939%          100.000%

4(j) Fundamental Policy Regarding Investments in Securities of Other Investment Companies

Affirmative                    557,606,019.124       70.595%           99.515%
Against                            922,972.755         .117%             .165%
Abstain                          1,792,671.461         .227%             .320%
Broker Non-votes                         1.000         .000%             .000%

TOTAL                          560,321,664.340       70.939%          100.000%

4(k) Eliminate Policy Regarding the Investing in Issuers when Securities are Owned by Officers and Trustees

Affirmative                    554,833,861.174       70.244%           99.021%
Against                          3,687,145.755         .467%             .658%
Abstain                          1,800,656.411         .228%             .321%
Broker Non-votes                         1.000         .000%             .000%

TOTAL                          560,321,664.340       70.939%          100.000%

4(l) Fundamental Policy Regarding Investments in "Unseasoned Issuers"

Affirmative                    557,400,289.404       70.569%           99.479%
Against                          1,129,448.231         .143%             .201%
Abstain                          1,791,925.705         .227%             .320%
Broker Non-votes                         1.000         .000%             .000%

TOTAL                          560,321,664.340       70.939%          100.000%

4(m) Fundamental Policy Regarding Investments in Options

Affirmative                    557,555,392.221       70.589%           99.506%
Against                          1,001,225.414         .127%             .179%
Abstain                          1,765,045.705         .223%             .315%
Broker Non-votes                         1.000         .000%             .000%

TOTAL                          560,321,664.340       70.939%          100.000%


--------------------------------------------------------------------------------
110                       SEI Tax Exempt Trust / Annual Report / August 31, 2005

                                                       % OF
                                  NUMBER OF        OUTSTANDING      % OF SHARES
                                    SHARES            SHARES          PRESENT
                               ---------------     -----------      -----------

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative                    557,593,022.978       70.594%           99.513%
Against                            875,859.999         .110%             .156%
Abstain                          1,852,780.363         .235%             .331%
Broker Non-votes                         1.000         .000%             .000%

TOTAL                          560,321,664.340       70.939%          100.000%

4(p) Fundamental Policy Making all Investments Limitations in Prospectus Fundamental

Affirmative                    555,158,258.978       70.285%           99.078%
Against                          3,397,974.999         .431%             .607%
Abstain                          1,765,429.363         .223%             .315%
Broker Non-votes                         1.000         .000%             .000%

TOTAL                          560,321,664.340       70.939%          100.000%

INSTITUTIONAL TAX FREE FUND

4(a) Fundamental Policy Regarding Diversification

Affirmative                    615,327,020.600       53.707%           98.902%
Against                          6,467,404.000         .564%            1.039%
Abstain                            364,713.000         .032%             .059%

TOTAL                          622,159,137.600       54.303%          100.000%

4(b) Fundamental Policy Regarding Concentration

Affirmative                    615,333,007.600       53.707%           98.903%
Against                          6,467,404.000         .565%            1.039%
Abstain                            358,726.000         .031%             .058%

TOTAL                          622,159,137.600       54.303%          100.000%

4(c) Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative                    615,190,148.600       53.695%           98.880%
Against                          6,611,178.000         .577%            1.062%
Abstain                            357,811.000         .031%             .058%

TOTAL                          622,159,137.600       54.303%          100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative                    615,178,622.600       53.694%           98.878%
Against                          6,611,178.000         .577%            1.063%
Abstain                            369,337.000         .032%             .059%

TOTAL                          622,159,137.600       54.303%          100.000%


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                       111

                                                    % OF
                     NUMBER OF                   OUTSTANDING       % OF SHARES
                       SHARES                       SHARES           PRESENT
                  ---------------                -----------       -----------

4(e) Fundamental Policy Regarding Pledging and Mortgaging of Fund Assets

Affirmative       614,860,520.600                   53.666%           98.827%
Against             6,933,904.000                     .605%            1.114%
Abstain               364,713.000                     .032%             .059%

TOTAL             622,159,137.600                   54.303%          100.000%

4(f) Fundamental Policy Regarding Control of an Issuer

Affirmative       615,282,932.600                   53.703%           98.895%
Against             6,501,954.000                     .567%            1.045%
Abstain               374,251.000                     .033%             .060%

TOTAL             622,159,137.600                   54.303%          100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative       615,328,993.600                   53.707%           98.902%
Against             6,465,431.000                     .564%            1.039%
Abstain               364,713.000                     .032%             .059%

TOTAL             622,159,137.600                   54.303%          100.000%

4(h) Fundamental Policy Regarding Short Sales

Affirmative       614,917,251.600                   53.671%           98.836%
Against             6,884,075.000                     .601%            1.106%
Abstain               357,811.000                     .031%             .058%

TOTAL             622,159,137.600                   54.303%          100.000%

4(i) Fundamental Policy Regarding Underwriting Securities

Affirmative       615,204,174.600                   53.696%           98.882%
Against             6,585,626.000                     .575%            1.059%
Abstain               369,337.000                     .032%             .059%

TOTAL             622,159,137.600                   54.303%          100.000%

4(j) Fundamental Policy Regarding Investments in Securities of Other
     Investment Companies

Affirmative       615,322,362.600                   53.706%           98.901%
Against             6,467,438.000                     .565%            1.040%
Abstain               369,337.000                     .032%             .059%

TOTAL             622,159,137.600                   54.303%          100.000%

4(k) Eliminate Policy Regarding the Investing in Issuers when Securities are
     Owned by Officers and Trustees

Affirmative       612,649,751.600                   53.473%           98.472%
Against             9,134,645.000                     .797%            1.468%
Abstain               374,741.000                     .033%             .060%

TOTAL             622,159,137.600                   54.303%          100.000%


--------------------------------------------------------------------------------
112                       SEI Tax Exempt Trust / Annual Report / August 31, 2005

                                                    % OF
                     NUMBER OF                   OUTSTANDING       % OF SHARES
                      SHARES                       SHARES            PRESENT
                  ---------------                -----------       -----------

4(l) Fundamental Policy Regarding Investments in "Unseasoned Issuers"

Affirmative       615,220,367.600                   53.697%           98.885%
Against             6,584,126.000                     .575%            1.058%
Abstain               354,644.000                     .031%             .057%

TOTAL             622,159,137.600                   54.303%          100.000%

4(m) Fundamental Policy Regarding Investments in Options

Affirmative       615,303,879.600                   53.705%           98.898%
Against             6,500,614.000                     .567%            1.045%
Abstain               354,644.000                     .031%             .057%

TOTAL             622,159,137.600                   54.303%          100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative       615,319,586.600                   53.706%           98.901%
Against             6,484,907.000                     .566%            1.042%
Abstain               354,644.000                     .031%             .057%

TOTAL             622,159,137.600                   54.303%          100.000%

4(p) Fundamental Policy Making all Investments Limitations in Prospectus
     Fundamental

Affirmative       614,790,838.600                   53.660%           98.816%
Against             6,993,559.000                     .610%            1.124%
Abstain               374,740.000                     .033%             .060%

TOTAL             622,159,137.600                   54.303%          100.000%

MASSACHUSETTS TAX FREE MONEY MARKET FUND

4(b) Fundamental Policy Regarding Concentration

Affirmative        56,330,963.000                   89.455%          100.000%
Against                      .000                     .000%             .000%
Abstain                      .000                     .000%             .000%

TOTAL              56,330,963.000                   89.455%          100.000%

4(c) Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative        56,330,963.000                   89.455%          100.000%
Against                      .000                     .000%             .000%
Abstain                      .000                     .000%             .000%

TOTAL              56,330,963.000                   89.455%          100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative        56,330,963.000                   89.455%          100.000%
Against                      .000                     .000%             .000%
Abstain                      .000                     .000%             .000%

TOTAL              56,330,963.000                   89.455%          100.000%


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                       113

                                                    % OF
                     NUMBER OF                   OUTSTANDING       % OF SHARES
                      SHARES                       SHARES            PRESENT
                  ---------------                -----------       -----------

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative        56,330,963.000                   89.455%          100.000%
Against                      .000                     .000%             .000%
Abstain                      .000                     .000%             .000%

TOTAL              56,330,963.000                   89.455%          100.000%

4(i) Fundamental Policy Regarding Underwriting of Securities

Affirmative        56,330,963.000                   89.455%          100.000%
Against                      .000                     .000%             .000%
Abstain                      .000                     .000%             .000%

TOTAL              56,330,963.000                   89.455%          100.000%

PENNSYLVANIA TAX FREE FUND

4(a) Fundamental Policy Regarding Diversification

Affirmative        35,894,579.090                   80.008%           99.919%
Against                      .000                     .000%             .000%
Abstain                29,129.000                     .065%             .081%

TOTAL              35,923,708.090                   80.073%          100.000%

4(b) Fundamental Policy Regarding Concentration

Affirmative        35,894,579.090                   80.008%           99.919%
Against                      .000                     .000%             .000%
Abstain                29,129.000                     .065%             .081%

TOTAL              35,923,708.090                   80.073%          100.000%

4(c) Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative        35,894,579.090                   80.008%           99.919%
Against                      .000                     .000%             .000%
Abstain                29,129.000                     .065%             .081%

TOTAL              35,923,708.090                   80.073%          100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative        35,894,579.090                   80.008%           99.919%
Against                      .000                     .000%             .000%
Abstain                29,129.000                     .065%             .081%

TOTAL              35,923,708.090                   80.073%          100.000%

4(e) Fundamental Policy Regarding Pledging and Mortgaging of Fund Assets

Affirmative        35,894,579.090                   80.008%           99.919%
Against                      .000                     .000%             .000%
Abstain                29,129.000                     .065%             .081%

TOTAL              35,923,708.090                   80.073%          100.000%


--------------------------------------------------------------------------------
114                       SEI Tax Exempt Trust / Annual Report / August 31, 2005

                                                    % OF
                     NUMBER OF                   OUTSTANDING       % OF SHARES
                       SHARES                       SHARES           PRESENT
                  ---------------                -----------       -----------

4(f) Fundamental Policy Regarding Control of an Issuer

Affirmative        35,894,579.090                   80.008%           99.919%
Against                      .000                     .000%             .000%
Abstain                29,129.000                     .065%             .081%

TOTAL              35,923,708.090                   80.073%          100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative        35,894,579.090                   80.008%           99.919%
Against                      .000                     .000%             .000%
Abstain                29,129.000                     .065%             .081%

TOTAL              35,923,708.090                   80.073%          100.000%

4(h) Fundamental Policy Regarding Short Sales

Affirmative        35,894,579.090                   80.008%           99.919%
Against                      .000                     .000%             .000%
Abstain                29,129.000                     .065%             .081%

TOTAL              35,923,708.090                   80.073%          100.000%

4(i) Fundamental Policy Regarding Underwriting Securities

Affirmative        35,894,579.090                   80.008%           99.919%
Against                      .000                     .000%             .000%
Abstain                29,129.000                     .065%             .081%

TOTAL              35,923,708.090                   80.073%          100.000%

4(j) Fundamental Policy Regarding Investments in Securities of Other
     Investment Companies

Affirmative        35,894,579.090                   80.008%           99.919%
Against                      .000                     .000%             .000%
Abstain                29,129.000                     .065%             .081%

TOTAL              35,923,708.090                   80.073%          100.000%

4(k) Eliminate Policy Regarding the Investing in Issuers when Securities are Owned by Officers and Trustees

Affirmative        35,894,579.090                   80.008%           99.919%
Against                      .000                     .000%             .000%
Abstain                29,129.000                     .065%             .081%

TOTAL              35,923,708.090                   80.073%          100.000%

4(l) Fundamental Policy Regarding Investments in "Unseasoned Issuers"

Affirmative        35,894,579.090                   80.008%           99.919%
Against                      .000                     .000%             .000%
Abstain                29,129.000                     .065%             .081%

TOTAL              35,923,708.090                   80.073%          100.000%


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                       115

                                                      % OF
                                   NUMBER OF       OUTSTANDING      % OF SHARES
                                    SHARES           SHARES           PRESENT
                                --------------     -----------      ------------

4(m) Fundamental Policy Regarding Investments in Options

Affirmative                     35,894,579.090       80.008%           99.919%
Against                                   .000         .000%             .000%
Abstain                             29,129.000         .065%             .081%

TOTAL                           35,923,708.090       80.073%          100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative                     35,894,579.090       80.008%           99.919%
Against                                   .000         .000%             .000%
Abstain                             29,129.000         .065%             .081%

TOTAL                           35,923,708.090       80.073%          100.000%

4(p) Fundamental Policy Making all Investments Limitations in Prospectus
     Fundamental

Affirmative                     35,894,579.090       80.008%           99.919%
Against                                   .000         .000%             .000%
Abstain                             29,129.000         .065%             .081%

TOTAL                           35,923,708.090       80.073%          100.000%

INTERMEDIATE-TERM MUNICIPAL FUND

4(a) Fundamental Policy Regarding Diversification

Affirmative                     43,838,115.325       53.088%           96.120%
Against                            174,480.094         .212%             .382%
Abstain                            430,624.450         .521%             .945%
Broker Non-votes                 1,164,619.000        1.410%            2.554%

TOTAL                           45,607,838.869       55.231%          100.000%

4(b) Fundamental Policy Regarding Concentration

Affirmative                     43,764,701.374       52.999%           95.959%
Against                            274,103.483         .332%             .601%
Abstain                            404,415.012         .490%             .887%
Broker Non-votes                 1,164,619.000        1.410%            2.554%

TOTAL                           45,607,838.869       55.231%          100.000%

4(c) Fundamental Policy Regarding Borrowing and Senior Securities

Affirmative                     43,516,114.760       52.698%           95.414%
Against                            495,484.603         .600%            1.086%
Abstain                            431,620.506         .523%             .947%
Broker Non-votes                 1,164,619.000        1.410%            2.554%

TOTAL                           45,607,838.869       55.231%          100.000%


--------------------------------------------------------------------------------
116                       SEI Tax Exempt Trust / Annual Report / August 31, 2005

                                                     % OF
                                   NUMBER OF       OUTSTANDING      % OF SHARES
                                    SHARES           SHARES           PRESENT
                                --------------     -----------      ------------

4(d) Fundamental Policy Regarding Lending

Affirmative                     43,540,842.064       52.728%           95.468%
Against                            503,213.747         .610%            1.103%
Abstain                            399,164.058         .483%             .876%
Broker Non-votes                 1,164,619.000        1.410%            2.554%

TOTAL                           45,607,838.869       55.231%          100.000%

4(e) Fundamental Policy Regarding Pledging and Mortgaging of Fund Assets

Affirmative                     43,701,520.619       52.923%           95.820%
Against                            312,554.159         .378%             .686%
Abstain                            429,145.091         .520%             .940%
Broker Non-votes                 1,164,619.000        1.410%            2.554%

TOTAL                           45,607,838.869       55.231%          100.000%

4(f) Fundamental Policy Regarding Control of an Issuer

Affirmative                     43,755,438.381       52.988%           95.938%
Against                            258,045.398         .313%             .566%
Abstain                            429,736.090         .520%             .942%
Broker Non-votes                 1,164,619.000        1.410%            2.554%

TOTAL                           45,607,838.869       55.231%          100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative                     43,756,646.110       52.990%           95.941%
Against                            241,820.711         .292%             .530%
Abstain                            444,753.048         .539%             .975%
Broker Non-votes                 1,164,619.000        1.410%            2.554%

TOTAL                           45,607,838.869       55.231%          100.000%

4(h) Fundamental Policy Regarding Short Sales

Affirmative                     43,627,173.221       52.833%           95.657%
Against                            371,966.061         .450%             .816%
Abstain                            444,080.587         .538%             .973%
Broker Non-votes                 1,164,619.000        1.410%            2.554%

TOTAL                           45,607,838.869       55.231%          100.000%

4(i) Fundamental Policy Regarding Underwriting Securities

Affirmative                     43,479,524.570       52.654%           95.333%
Against                            505,583.764         .612%            1.109%
Abstain                            458,111.535         .555%            1.004%
Broker Non-votes                 1,164,619.000        1.410%            2.554%

TOTAL                           45,607,838.869       55.231%          100.000%


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                       117

                                                     % OF
                                   NUMBER OF       OUTSTANDING      % OF SHARES
                                    SHARES           SHARES           PRESENT
                                --------------     -----------      ------------

4(j) Fundamental Policy Regarding Investments in Securities of Other Investment
     Companies

Affirmative                     43,829,164.629       53.077%           96.100%
Against                            217,564.221         .264%             .477%
Abstain                            396,491.019         .480%             .869%
Broker Non-votes                 1,164,619.000        1.410%            2.554%

TOTAL                           45,607,838.869       55.231%          100.000%

4(k) Eliminate Policy Regarding the Investing in Issuers when Securities are
     Owned by Officers and Trustees

Affirmative                     43,583,794.005       52.780%           95.562%
Against                            449,394.731         .545%             .985%
Abstain                            410,031.133         .496%             .899%
Broker Non-votes                 1,164,619.000        1.410%            2.554%

TOTAL                           45,607,838.869       55.231%          100.000%

4(l) Fundamental Policy Regarding Investments in "Unseasoned Issuers"

Affirmative                     43,491,489.642       52.669%           95.360%
Against                            529,954.440         .641%            1.162%
Abstain                            421,775.787         .511%             .925%
Broker Non-votes                 1,164,619.000        1.410%            2.554%

TOTAL                           45,607,838.869       55.231%          100.000%

4(m) Fundamental Policy Regarding Investments in Options

Affirmative                     43,842,884.380       53.094%           96.130%
Against                            267,045.823         .323%             .586%
Abstain                            333,289.666         .404%             .730%
Broker Non-votes                 1,164,619.000        1.410%            2.554%

TOTAL                           45,607,838.869       55.231%          100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative                     43,819,754.155       53.066%           96.079%
Against                            212,811.940         .258%             .467%
Abstain                            410,653.774         .497%             .900%
Broker Non-votes                 1,164,619.000        1.410%            2.554%

TOTAL                           45,607,838.869       55.231%          100.000%

4(p) Fundamental Policy Making all Investment Limitations in Prospectus
     Fundamental

Affirmative                     43,425,819.597       52.589%           95.216%
Against                            603,019.554         .730%            1.322%
Abstain                            414,380.718         .502%             .909%
Broker Non-votes                 1,164,619.000        1.410%            2.554%

TOTAL                           45,607,838.869       55.231%          100.000%


--------------------------------------------------------------------------------
118                       SEI Tax Exempt Trust / Annual Report / August 31, 2005

                                                     % OF
                                   NUMBER OF       OUTSTANDING      % OF SHARES
                                     SHARES          SHARES           PRESENT
                                --------------     -----------      ------------

4(s) Fundamental Policy that the Intermediate-Term Municipal and Pennsylvania
     Municipal Bond Funds Must Abide by their Maturity Restrictions and Invest Solely in Investments Permitted by their Prospectus and Statement of Additional Information.

Affirmative                     43,699,769.498       52.921%           95.816%
Against                            385,638.993         .467%             .846%
Abstain                            357,811.378         .433%             .784%
Broker Non-votes                 1,164,619.000        1.410%            2.554%

TOTAL                           45,607,838.869       55.231%          100.000%

SHORT DURATION MUNICIPAL FUND

4(a) Fundamental Policies Regarding Diversification

Affirmative                      4,122,278.831       66.361%           99.790%
Against                                   .000         .000%             .000%
Abstain                              8,692.169         .140%             .210%

TOTAL                            4,130,971.000       66.501%          100.000%

4(b) Fundamental Policy Regarding Concentration

Affirmative                      4,122,278.831       66.361%           99.790%
Against                                   .000         .000%             .000%
Abstain                              8,692.169         .140%             .210%

TOTAL                            4,130,971.000       66.501%          100.000%

4(c) Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative                      4,122,278.831       66.361%           99.790%
Against                                   .000         .000%             .000%
Abstain                              8,692.169         .140%             .210%

TOTAL                            4,130,971.000       66.501%          100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative                      4,122,278.831       66.361%           99.790%
Against                                   .000         .000%             .000%
Abstain                              8,692.169         .140%             .210%

TOTAL                            4,130,971.000       66.501%          100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative                      4,122,278.831       66.361%          99.790%
Against                                   .000         .000%            .000%
Abstain                              8,692.169         .140%            .210%

TOTAL                            4,130,971.000       66.501%         100.000%

4(i) Fundamental Policy Regarding Underwriting and Securities

Affirmative                      4,122,278.831       66.361%           99.790%
Against                                   .000         .000%             .000%
Abstain                              8,692.169         .140%             .210%

TOTAL                            4,130,971.000       66.501%          100.000%


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                       119

                                                      % OF
                                   NUMBER OF       OUTSTANDING      % OF SHARES
                                    SHARES           SHARES           PRESENT
                                 -------------     -----------      -----------

PENNSYLVANIA MUNICIPAL BOND FUND

4(a) Fundamental Policy Regarding Diversification

Affirmative                      5,863,477.952       58.452%           94.337%
Against                             49,889.000         .497%             .803%
Abstain                             32,619.000         .326%             .524%
Broker Non-votes                   269,451.000        2.686%            4.335%

TOTAL                            6,215,436.952       61.961%          100.000%

4(b) Fundamental Policy Regarding Concentration

Affirmative                      5,869,098.952       58.508%           94.428%
Against                             49,889.000         .497%             .802%
Abstain                             26,998.000         .270%             .435%
Broker Non-votes                   269,451.000        2.686%            4.335%

TOTAL                            6,215,436.952       61.961%          100.000%

4(c) Fundamental Policy Regarding Borrowing and Senior Securities

Affirmative                      5,864,825.952       58.465%           94.359%
Against                             49,889.000         .498%             .803%
Abstain                             31,271.000         .312%             .503%
Broker Non-votes                   269,451.000        2.686%            4.335%

TOTAL                            6,215,436.952       61.961%          100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative                      5,865,452.952       58.472%           94.369%
Against                             49,889.000         .497%             .803%
Abstain                             30,644.000         .306%             .493%
Broker Non-votes                   269,451.000        2.686%            4.335%

TOTAL                            6,215,436.952       61.961%          100.000%

4(e) Fundamental Policy Regarding Pledging and Mortgaging of Fund Assets

Affirmative                      5,864,648.952       58.464%           94.356%
Against                             50,693.000         .505%             .816%
Abstain                             30,644.000         .306%             .493%
Broker Non-votes                   269,451.000        2.686%            4.335%

TOTAL                            6,215,436.952       61.961%          100.000%

4(f) Fundamental Policy Regarding Control of an Issuer

Affirmative                      5,865,108.952       58.468%           94.364%
Against                             50,233.000         .501%             .808%
Abstain                             30,644.000         .306%             .493%
Broker Non-votes                   269,451.000        2.686%            4.335%

TOTAL                            6,215,436.952       61.961%          100.000%


--------------------------------------------------------------------------------
120                           SEI Tax Exempt Trust / Annual Report / August 2005

                                                      % OF
                                   NUMBER OF       OUTSTANDING      % OF SHARES
                                    SHARES           SHARES           PRESENT
                                 -------------     -----------      -----------

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative                      5,865,254.952       58.470%           94.366%
Against                             50,087.000         .499%             .806%
Abstain                             30,644.000         .306%             .493%
Broker Non-votes                   269,451.000        2.686%            4.335%

TOTAL                            6,215,436.952       61.961%          100.000%

4(h) Fundamental Policy Regarding Short Sales

Affirmative                      5,864,021.952       58.457%           94.346%
Against                             50,693.000         .506%             .816%
Abstain                             31,271.000         .312%             .503%
Broker Non-votes                   269,451.000        2.686%            4.335%

TOTAL                            6,215,436.952       61.961%          100.000%

4(i) Fundamental Policy Regarding Underwriting Securities

Affirmative                      5,864,648.952       58.464%           94.356%
Against                             50,693.000         .505%             .816%
Abstain                             30,644.000         .306%             .493%
Broker Non-votes                   269,451.000        2.686%            4.335%

TOTAL                            6,215,436.952       61.961%          100.000%

4(j) Fundamental Policy Regarding Investments in Securities of Other Investment
     Companies

Affirmative                      5,868,294.952       58.500%           94.415%
Against                             50,693.000         .505%             .815%
Abstain                             26,998.000         .270%             .435%
Broker Non-votes                   269,451.000        2.686%            4.335%

TOTAL                            6,215,436.952       61.961%          100.000%

4(k) Eliminate Policy Regarding the Investing in Issuers when Securities are
     Owned by Officers and Trustees

Affirmative                      5,852,287.952       58.340%           94.157%
Against                             57,501.000         .574%             .925%
Abstain                             36,197.000         .361%             .583%
Broker Non-votes                   269,451.000        2.686%            4.335%

TOTAL                            6,215,436.952       61.961%          100.000%

4(l) Fundamental Policy Regarding Investments in "Unseasoned Issuers"

Affirmative                      5,864,021.952       58.457%           94.346%
Against                             51,320.000         .512%             .826%
Abstain                             30,644.000         .306%             .493%
Broker Non-votes                   269,451.000        2.686%            4.335%

TOTAL                            6,215,436.952       61.961%          100.000%


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                       121

                                                      % OF
                                   NUMBER OF       OUTSTANDING      % OF SHARES
                                    SHARES           SHARES           PRESENT
                                 -------------     -----------      -----------

4(m) Fundamental Policy Regarding Investments in Options

Affirmative                      5,865,047.952       58.468%           94.363%
Against                             53,940.000         .537%             .867%
Abstain                             26,998.000         .270%             .435%
Broker Non-votes                   269,451.000        2.686%            4.335%

TOTAL                            6,215,436.952       61.961%          100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative                      5,864,365.952       58.461%           94.352%
Against                             50,349.000         .502%             .810%
Abstain                             31,271.000         .312%             .503%
Broker Non-votes                   269,451.000        2.686%            4.335%

TOTAL                            6,215,436.952       61.961%          100.000%

4(p) Fundamental Policy Making all Investment Limitations in Prospectus
     Fundamental

Affirmative                      5,861,891.952       58.436%           94.312%
Against                             53,450.000         .533%             .860%
Abstain                             30,644.000         .306%             .493%
Broker Non-votes                   269,451.000        2.686%            4.335%

TOTAL                            6,215,436.952       61.961%          100.000%

4(r) Fundamental Policy Regarding the Pennsylvania Municipal Bond, Massachusetts
     Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, and California Municipal Bond Funds to be Fully Invested in Obligations which Produce Interest that is Exempt from Both Federal and State Income Taxes

Affirmative                      5,866,058.952       58.478%           94.379%
Against                             49,283.000         .491%             .793%
Abstain                             30,644.000         .306%             .493%
Broker Non-votes                   269,451.000        2.686%            4.335%

TOTAL                            6,215,436.952       61.961%          100.000%

4(s) Fundamental Policy that the Intermediate-Term Municipal and Pennsylvania
     Municipal Bond Funds Must Abide by their Maturity Restrictions and Invest Solely in Investments Permitted by their Prospectus and Statement of Additional Information

Affirmative                      5,867,416.952       58.491%           94.401%
Against                             49,283.000         .492%             .793%
Abstain                             29,286.000         .292%             .471%
Broker Non-votes                   269,451.000        2.686%            4.335%

TOTAL                            6,215,436.952       61.961%          100.000%

MASSACHUSETTS MUNICIPAL BOND FUND

4(b) Fundamental Policy Regarding Concentration

Affirmative                      2,666,021.171       66.814%           98.661%
Against                                   .000         .000%             .000%
Abstain                             36,187.000         .907%            1.339%

TOTAL                            2,702,208.171       67.721%          100.000%


--------------------------------------------------------------------------------
122                       SEI Tax Exempt Trust / Annual Report / August 31, 2005

                                                      % OF
                                   NUMBER OF       OUTSTANDING      % OF SHARES
                                    SHARES           SHARES           PRESENT
                                 -------------     -----------      -----------

4(c) Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative                      2,659,386.171       66.647%           98.415%
Against                              6,635.000         .167%             .246%
Abstain                             36,187.000         .907%            1.339%

TOTAL                            2,702,208.171       67.721%          100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative                      2,662,497.171       66.725%           98.530%
Against                              3,524.000         .089%             .131%
Abstain                             36,187.000         .907%            1.339%

TOTAL                            2,702,208.171       67.721%          100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative                      2,662,497.171       66.725%           98.530%
Against                              3,524.000         .089%             .131%
Abstain                             36,187.000         .907%            1.339%

TOTAL                            2,702,208.171       67.721%          100.000%

4(i) Fundamental Policy Regarding Underwriting of Securities

Affirmative                      2,662,497.171       66.725%           98.530%
Against                              3,524.000         .089%             .131%
Abstain                             36,187.000         .907%            1.339%

TOTAL                            2,702,208.171       67.721%          100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative                      2,655,862.171       66.559%           98.285%
Against                             10,159.000         .255%             .376%
Abstain                             36,187.000         .907%            1.339%

TOTAL                            2,702,208.171       67.721%          100.000%


4(r) Fundamental Policy Regarding the Pennsylvania Municipal Bond, Massachusetts
     Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, and California Municipal Bond Funds to be Fully Invested in Obligations which Produce Interest that is Exempt from Both Federal and State Income Taxes.

Affirmative                      2,668,245.171       66.869%           98.743%
Against                                   .000         .000%             .000%
Abstain                             33,963.000         .852%            1.257%

TOTAL                            2,702,208.171       67.721%          100.000%

NEW JERSEY MUNICIPAL BOND FUND

4(b) Fundamental Policy Regarding Concentration

Affirmative                      3,899,112.829       55.294%           96.650%
Against                             84,391.000        1.197%            2.092%
Abstain                             50,741.000         .719%            1.258%

TOTAL                            4,034,244.829       57.210%          100.000%


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                       123

                                                % OF
                      NUMBER OF              OUTSTANDING            % OF SHARES
                       SHARES                  SHARES                 PRESENT
                    -------------            -----------            -----------

4(c) Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative         3,899,112.829                 55.294%              96.650%
Against                84,391.000                  1.197%               2.092%
Abstain                50,741.000                   .719%               1.258%

TOTAL               4,034,244.829                 57.210%             100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative         3,901,136.829                 55.322%              96.701%
Against                84,391.000                  1.197%               2.091%
Abstain                48,717.000                   .691%               1.208%

TOTAL               4,034,244.829                 57.210%             100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative         3,900,543.829                 55.314%              96.686%
Against                82,960.000                  1.177%               2.056%
Abstain                50,741.000                   .719%               1.258%

TOTAL               4,034,244.829                 57.210%             100.000%

4(i) Fundamental Policy Regarding Underwriting of Securities

Affirmative         3,900,543.829                 55.314%              96.686%
Against                82,960.000                  1.177%               2.056%
Abstain                50,741.000                   .719%               1.258%

TOTAL               4,034,244.829                 57.210%             100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative         3,900,543.829                 55.314%              96.686%
Against                82,960.000                  1.177%               2.056%
Abstain                50,741.000                   .719%               1.258%

TOTAL               4,034,244.829                 57.210%             100.000%

4(r) Fundamental Policy Regarding the Pennsylvania Municipal Bond, Massachusetts
     Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, and California Municipal Bond Funds to be Fully Invested in Obligations which Produce Interest that is Exempt from Both Federal and State Income Taxes

Affirmative         3,968,694.829                 56.281%              98.375%
Against                14,809.000                   .210%                .367%
Abstain                50,741.000                   .719%               1.258%

TOTAL               4,034,244.829                 57.210%             100.000%

NEW YORK MUNICIPAL BOND FUND

4(b) Fundamental Policy Regarding Concentration

Affirmative         5,138,334.505                 55.874%              97.412%
Against                30,655.000                   .333%                .581%
Abstain               104,668.000                  1.138%               1.984%
Broker Non-votes        1,194.000                   .013%                .023%

TOTAL               5,274,851.505                 57.358%             100.000%


--------------------------------------------------------------------------------
124                       SEI Tax Exempt Trust / Annual Report / August 31, 2005

                                                % OF
                      NUMBER OF              OUTSTANDING            % OF SHARES
                       SHARES                  SHARES                 PRESENT
                    -------------            -----------            -----------

4(c) Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative         5,135,666.505                 55.845%              97.361%
Against                33,323.000                   .362%                .632%
Abstain               104,668.000                  1.138%               1.984%
Broker Non-votes        1,194.000                   .013%                .023%

TOTAL               5,274,851.505                 57.358%             100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative         5,121,483.505                 55.690%              97.092%
Against                30,655.000                   .334%                .582%
Abstain               121,519.000                  1.321%               2.303%
Broker Non-votes        1,194.000                   .013%                .023%

TOTAL               5,274,851.505                 57.358%             100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative         5,138,334.505                 55.874%              97.412%
Against                30,655.000                   .333%                .581%
Abstain               104,668.000                  1.138%               1.984%
Broker Non-votes        1,194.000                   .013%                .023%

TOTAL               5,274,851.505                 57.358%             100.000%

4(i) Fundamental Policy Regarding Underwriting of Securities

Affirmative         5,138,334.505                 55.874%              97.412%
Against                30,655.000                   .333%                .581%
Abstain               104,668.000                  1.138%               1.984%
Broker Non-votes        1,194.000                   .013%                .023%

TOTAL               5,274,851.505                 57.358%             100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative         5,155,932.505                 56.065%              97.746%
Against                33,323.000                   .362%                .631%
Abstain                84,402.000                   .918%               1.601%
Broker Non-votes        1,194.000                   .013%                .023%

TOTAL               5,274,851.505                 57.358%             100.000%

4(r) Fundamental Policy Regarding the Pennsylvania Municipal Bond, Massachusetts
     Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, and California Municipal Bond Funds to be Fully Invested in Obligations which Produce Interest that is Exempt from Both Federal and State Income Taxes

Affirmative         5,121,483.505                 55.690%              97.092%
Against                30,655.000                   .334%                .582%
Abstain               121,519.000                  1.321%               2.303%
Broker Non-votes        1,194.000                   .013%                .023%

TOTAL               5,274,851.505                 57.358%             100.000%


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                       125

                                                % OF
                      NUMBER OF              OUTSTANDING            % OF SHARES
                       SHARES                  SHARES                 PRESENT
                    -------------            -----------            -----------

CALIFORNIA MUNICIPAL BOND FUND

4(b) Fundamental Policy Regarding Concentration

Affirmative         9,130,858.000                 51.835%              97.473%
Against                86,385.000                   .490%                .922%
Abstain               104,564.000                   .594%               1.116%
Broker Non-votes       45,791.000                   .260%                .489%

TOTAL               9,367,598.000                 53.179%             100.000%

4(c) Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative         9,149,883.000                 51.943%              97.676%
Against                66,107.000                   .375%                .706%
Abstain               105,817.000                   .601%               1.129%
Broker Non-votes       45,791.000                   .260%                .489%

TOTAL               9,367,598.000                 53.179%             100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative         9,126,433.000                 51.810%              97.426%
Against                90,914.000                   .516%                .970%
Abstain               104,460.000                   .593%               1.116%
Broker Non-votes       45,791.000                   .260%                .489%

TOTAL               9,367,598.000                 53.179%             100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative         9,149,883.000                 51.943%              97.676%
Against                67,464.000                   .383%                .720%
Abstain               104,460.000                   .593%               1.115%
Broker Non-votes       45,791.000                   .260%                .489%

TOTAL               9,367,598.000                 53.179%             100.000%

4(i) Fundamental Policy Regarding Underwriting of Securities

Affirmative         9,126,419.000                 51.810%              97.425%
Against                89,571.000                   .508%                .957%
Abstain               105,817.000                   .601%               1.129%
Broker Non-votes       45,791.000                   .260%                .489%

TOTAL               9,367,598.000                 53.179%             100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative         9,145,312.000                 51.917%              97.627%
Against                89,259.000                   .506%                .953%
Abstain                87,236.000                   .496%                .931%
Broker Non-votes       45,791.000                   .260%                .489%

TOTAL               9,367,598.000                 53.179%             100.000%


--------------------------------------------------------------------------------
126                       SEI Tax Exempt Trust / Annual Report / August 31, 2005

                                                % OF
                      NUMBER OF              OUTSTANDING            % OF SHARES
                       SHARES                  SHARES                 PRESENT
                    -------------            -----------            -----------

4(r) Fundamental Policy Regarding the Pennsylvania Municipal Bond, Massachusetts
     Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, and California Municipal Bond Funds to be Fully Invested in Obligations which Produce Interest that is Exempt from Both Federal and State Income Taxes

Affirmative         9,180,124.000                 52.114%              97.999%
Against                52,671.000                   .299%                .562%
Abstain                89,012.000                   .506%                .950%
Broker Non-votes       45,791.000                   .260%                .489%

TOTAL               9,367,598.000                 53.179%             100.000%


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2005                       127

Notes

Notes

Notes

Notes

Notes

SEI TAX EXEMPT TRUST ANNUAL REPORT AUGUST 31, 2005


Robert A. Nesher, CHAIRMAN

TRUSTEES

William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco
Nina Lesavoy
James M. Williams

OFFICERS

Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Stephen F. Panner
CONTROLLER AND CHIEF FINANCIAL OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Sofia A. Rosala
VICE PRESIDENT, ASSISTANT SECRETARY

Philip T. Masterson
VICE PRESIDENT, ASSISTANT SECRETARY

James Ndiaye
VICE PRESIDENT, ASSISTANT SECRETARY

Michael T. Pang
VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue
VICE PRESIDENT

Thomas D. Jones, III
CHIEF COMPLIANCE OFFICER

Nicole Welch
ANTI-MONEY LAUNDERING COMPLIANCE OFFICER

INVESTMENT ADVISER

SEI Investments Management Corporation

ADMINISTRATOR
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

[Background Graphic omitted]

[SEI INVESTMENTS LOGO OMITTED]


SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)

SEI-024 (8/05)

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George J. Sullivan, Jr. Mr. Sullivan is an independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by Ernst & Young, LLP Related to the Trust

Ernst & Young, LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:


------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2005                                                   2004
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were pre-         did not require                     were pre-         did not require
                                     approved          pre-approval                        approved          pre-approval

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit          $170,000            N/A                $0             $175,500            N/A                $0
        Fees(1)

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-            $0                $0                $0                $0                $0                $0
        Related
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax               $0                $0                $0                $0                $0                $0
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All               $0                $0            $294,000(2)           $0                $0            $60,000(2)
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Notes:

     (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
     (2) Non-audit fees include amounts related to services provided in connection with the SAS70 reports on the hedge fund operations of the administrator.

  (e)(1)  Not Applicable.

  (e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

            ---------------------------- ----------------- ----------------
                                               2005             2004
            ---------------------------- ----------------- ----------------
            Audit-Related Fees                  0%               0%

            ---------------------------- ----------------- ----------------
            Tax Fees                            0%               0%

            ---------------------------- ----------------- ----------------
            All Other Fees                      0%               0%

            ---------------------------- ----------------- ----------------


  (f)     Not Applicable

  (g) The aggregate non-audit fees and services billed by Ernst & Young, LLP for the last two fiscal years were $294,000 and $60,000 for 2005 and 2004, respectively.

  (h)     Not Applicable



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment management companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment management companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has a standing Nominating Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Trust's Board of Trustees (the "Board"). Pursuant to the Committee's Charter, adopted on June 18th 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                SEI Tax Exempt Trust

By (Signature and Title)*                   /s/ Edward D. Loughlin
                                            ---------------------------------
                                            Edward D. Loughlin, President & CEO


Date: October 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ Edward D. Loughlin
                                            ----------------------------------
                                            Edward D. Loughlin, President & CEO
Date: October 28, 2005


By (Signature and Title)*                   /s/ Stephen F. Panner
                                            ------------------------------------
                                            Stephen F. Panner, Controller & CFO

Date: October 28, 2005

* Print the name and title of each signing officer under his or her signature.